As filed via EDGAR with the Securities and Exchange Commission on October 30, 1998
                                                               File No. 811-8358
                                                       Registration No. 33-75250
--------------------------------------------------------------------------------




                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|

                        Pre-Effective Amendment No.                         |_|





                       Post-Effective Amendment No. 14                      |X|



                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940





                       Post-Effective Amendment No. 14                      |X|
                       -------------------------------
                                MUTUAL FUND TRUST
               (Exact Name of Registrant as Specified in Charter)




                              101 Park Avenue,
                            New York, New York 10178
               --------------------------------------------------
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (212) 492-1600

                               Copies to:
George Martinez, Esq.          Peter Eldridge, Esq          Gary S. Schpero, Esq.
Mutual Fund Trust              Chemical Bank                Simpson Thacher & Bartlett
125 West 55th Street           270 Park Avenue              425 Lexington Avenue
New York, New York  10019      New York, New York 10017     New York, New York 10017
--------------------------------------------------------------------------------------

(Name and Address of Agent for Service)


It is proposed that this filing will become effective:


     | | immediately upon filing pursuant to   | | on (          ) pursuant to
         paragraph (b)                             paragraph (b)
     |X| 60 days after filing pursuant to      |_| on December 28, 1997 pursuant
         paragraph (a)(1)                          to paragraph (a)(1)
     |_| 75 days after filing pursuant to      |_| on (           ) pursuant to
         paragraph (a)(2)                          paragraph (a)(2) rule 485.


If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               ------------------
The Registrant has registered an indefinite number or amount of its shares of common stock for each of its three series of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 on July 18, 1994 and the Rule 24f-2 Notice for the Registrant's fiscal year ended August 31, 1996 was filed on October 23, 1996.

                                MUTUAL FUND TRUST
                       Registration Statement on Form N-1A

                              CROSS-REFERENCE SHEET
            Pursuant to Rule 495(a) under the Securities Act of 1933


                     VISTA(SM) NEW YORK TAX FREE INCOME FUND
             VISTA(SM) CALIFORNIA INTERMEDIATE TAX FREE INCOME FUND
                         VISTA(SM) TAX FREE INCOME FUND
                        VISTA(SM) PRIME MONEY MARKET FUND
               VISTA (SM) (SM) U.S. GOVERNMENT MONEY MARKET FUND
        VISTA (SM) (SM) 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                      VISTA (SM) (SM) CASH MANAGEMENT FUND
                   VISTA (SM) (SM) FEDERAL MONEY MARKET FUND
                VISTA (SM) (SM) TREASURY PLUS MONEY MARKET FUND
                   VISTA (SM) (SM) TAX FREE MONEY MARKET FUND
              VISTA (SM) (SM) NEW YORK TAX FREE MONEY MARKET FUND
             VISTA (SM) (SM) CALIFORNIA TAX FREE MONEY MARKET FUND


           Item Number                                                                            Statement of
           Form N-1A,                                                                              Additional
             Part A                 Prospectus Caption                                         Information Caption
           -----------              ------------------                                         -------------------

                  Captions in parenthesis indicate Income Fund
                                    Prospectus captions which do not exist in the Money Market Fund Prospectuses.

                1                   Front Cover Page                                                    *

              2(a)                  Expense Summary                                                     *

               (b)                  Not Applicable                                                      *

              3(a)                  Financial Highlights                                                *

               (b)                  Not Applicable                                                      *

               (c)                  Performance Information                                             *

              4(a)(b)               Fund Objectives and Investment Approach;                            *
                                    (Fund Objective; Investment Policies)
                                    Other Information Concerning the Fund(s)

               (c)                  Fund Objectives and Investment Approach;                            *
                                    Common Investment Policies (Money Market
                                    Funds Only); (Fund Objectives; Investment
                                    Policies)

               5(a)                 Management                                                          *

               (b)                  Management                                                          *

               (c)                  Management                                                          *

               (d)                  Other Information Concerning the Fund(s)                            *

               (e)                  Back Covers                                                         *

               (f)                  Financial Highlights; Other Information                             *
                                    Concerning the Fund(s)

            5A.(a-b)                Not Applicable                                                      *

              6(a)                  Other Information Concerning the Fund(s)                            *

               (b)                  Not Applicable                                                      *

               (c)                  Not Applicable                                                      *

           Item Number                                                                            Statement of
           Form N-1A,                                                                              Additional
             Part A                 Prospectus Caption                                         Information Caption
           -----------              ------------------                                         -------------------

               (d)                  Not Applicable                                                      *

               (e)                  How to Buy, Sell and Exchange Shares; (About
                                    Your Investment); Other Information Concerning
                                    the Fund(s)                                                         *

               (f)                  How Dividends and Distributions are Made;                           *
                                    Tax Information; (How Distributions are Made;
                                    Tax Information)

               (g)                  How Dividends and Distributions are Made;                       Tax Matters
                                    Tax Information; (How Distributions are Made;
                                    Tax Information)

               (h)                  How to Buy, Sell and Exchange Shares; (About Your
                                    Investment); Other Information Concerning the Fund(s)               *

              7(a)                  How to Buy, Sell and Exchange Shares; Other                         *
                                    Information Concerning the Fund(s)

               (b)                  How the Fund(s) Value Their (its) Shares;                           *
                                    How to Buy, Sell and Exchange Shares;
                                    Other Information Concerning the Fund(s)

               (c)                  How to Buy, Sell and Exchange Shares                                *

               (d)                  How to Buy, Sell and Exchange Shares                                *

               (e)                  Management; Other Information Concerning                            *
                                    the Fund(s)

               (f)                  Other Information Concerning the Fund(s)                   Management of the
                                                                                                Trust and Funds

              8(a)                  How to Buy, Sell and Exchange Shares                                *

               (b)                  How to Buy, Sell and Exchange Shares                                *

               (c)                  How to Buy, Sell and Exchange Shares                                *

               (d)                  How to Buy, Sell and Exchange Shares                                *

              9                     Not Applicable                                                      *

Item Number
Form N-1A,                                                           Statement of Additional
  Part B            Prospectus Caption                                 Information Caption
-----------         ------------------                               -----------------------

10                       *                                           Front Cover Page

11                       *                                           Front Cover Page

12                       *                                           Not Applicable

13                  Fund Objectives and Investment Approach          Investment Policies and
                    (Fund Objectives; Investment Policies)           Restrictions

14                       *                                           Management of the Trust and Funds

15(a)                    *                                           Not Applicable

  (b)                    *                                           Principal Holders

  (c)                    *                                           Principal Holders

16(a)               Management                                       Management of the Trust and Funds

Item Number
Form N-1A,                                                           Statement of Additional
  Part B            Prospectus Caption                                 Information Caption
-----------         ------------------                               -----------------------

  (b)               Management                                       Management of the Trust and Funds

  (c)               Other Information Concerning                     Management of the Trust and Funds
                    the Fund(s)

  (d)               Management                                       Management of the Trust and Funds

  (e)                    *                                           Not Applicable

  (f)               How to Buy, Sell and Exchange Shares;            Management of the Trust and Funds
                    Other Information Concerning the Fund(s)

  (g)                    *                                           Not Applicable

  (h)                    *                                           Management of the Trust and Funds;
                                                                     Independent Accountants


  (i)                    *                                           Not Applicable

17                  Fund Objectives and Investment Approach;         Investment Policies and
                    (Fund Objective; Investment Policies)            Restrictions

18                  Other Information Concerning the Fund(s)         General Information

19(a)               How to Buy, Sell and Exchange Shares                        *

  (b)               How the Fund(s) Value Their (its) Shares         Determination of Net Asset
                                                                     Value



Item Number
Form N-1A,                                                           Statement of Additional
  Part B            Prospectus Caption                                 Information Caption
-----------         ------------------                               -----------------------

  (c)                    *                                           Purchases, Redemptions
                                                                     and Exchanges

20                  How Dividends and Distributions Are Made;        Tax Matters
                    Tax Information; (How Distributions are
                    Made; Tax Information)

21(a)                    *                                           Management of the Trust and Funds

  (b)                    *                                           Management of the Trust and Funds

  (c)                    *                                           Not Applicable

22                       *                                           Performance Information

23                       *                                           Not Applicable

Part C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                EXPLANATORY NOTE

         The Prospectus for Vista Class shares of the Vista 100% U.S. Treasury Securities Money Market Fund, Vista Federal Money Market Fund, Vista Treasury Plus Money Market Fund, Vista U.S. Government Money Market Fund, Vista Cash Management Fund, Vista Tax Free Money Market Fund, Vista New York Tax Free Money Market Fund and Vista California Tax Free Money Market Fund; the Prospectus for Premier Class shares of the Vista 100% U.S. Treasury Securities Money Market Fund, Vista Federal Money Market Fund, Vista Treasury Plus Money Market Fund, Vista U.S. Government Money Market Fund, Vista Cash Management Fund, Vista Prime Money Market Fund and Vista Tax Free Money Market Fund; the Prospectus for Institutional Class shares of the Vista 100% U.S. Treasury Securities Money Market Fund, Vista Federal Money Market Fund, Vista Treasury Plus Money Market Fund, Vista U.S. Government Money Market Fund, Vista Cash Management Fund, Vista Prime Money Market Fund and Vista Tax Free Money Market Fund; the Prospectuses for Class A and Class B shares of the Vista Tax Free Income Fund and Vista New York Tax Free Income Fund, the Prospectus for shares of the Vista California Intermediate Tax Free Income Fund, the Prospectus for Vista Class shares of the Vista U.S. Government Money Market Fund, the Prospectus for Vista Class shares of the Vista Federal Money Market Fund and Vista Cash Management Fund and the Prospectus for Class A shares of the Vista Tax Free Income Fund, each dated December 27, 1996, are incorporated by reference to the Registrant's filing of definitive copies under rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act") on December 31, 1996.

         The Prospectus Supplement for Class A and Class B shares of the Vista Tax Free Income Fund and Vista New York Tax Free Income Fund and shares of the Vista California Intermediate Tax Free Income Fund is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497(e) of the Securities Act on October 8, 1997.

         The Statement of Additional Information for the Vista 100% U.S. Treasury Securities Money Market Fund, Vista Federal Money Market Fund,
Vista Treasury Plus Money Market Fund, Vista U.S. Government Money Market Fund, Vista Cash Management Fund, Vista Tax Free Money Market Fund, Vista New York Tax Free Money Market Fund, Vista California Tax Free Money Market Fund, Vista Prime Money Market Fund, Vista Tax Free Income Fund, Vista New York Tax Free Income Fund and Vista California Intermediate Tax Free Income Fund, dated December 27, 1996 (the "SAI") is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497(j) of the Securities Act on December 31, 1996.

         The Statement of Additional Supplement to the SAI, dated July 18, 1997, is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497(e) of the Securities Act on July 18, 1997.

         The Prospectus for Vista Shares of Vista Cash Management Fund is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497(j) on October 27, 1997.

Chase Vista Funds
Money Market prospectus



[Front cover page]

Chase Vista Funds

Prospectus
December 29, 1998

100% U.S. Treasury Securities Money Market Fund
Treasury Plus Money Market Fund
Federal Money Market Fund
U.S. Government Money Market Fund
Cash Management Fund
Prime Money Market Fund
Tax Free Money Market Fund
New York Tax Free Money Market Fund
California Tax Free Money Market Fund

Vista Class Shares

Class B and Class C Shares (Prime Money Market Fund only)

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of shares of any of the Funds as an investment or determined if this prospectus is accurate or complete. It is a crime to indicate otherwise.

Contents

Information about the Funds                 x
    100% U.S. Treasury Securities
             Money Market Fund              x
    Treasury Plus Money Market Fund         x
    Federal Money Market Fund               x
    U.S. Government Money Market Fund       x
    Cash Management Fund                    X
    Prime Money Market Fund                 x
    Tax Free Money Market Fund              x
    New York Tax Free Money Market Fund     x
    California Tax Free Money Market Fund   x

How to invest in the Funds                  x
     How sales charges work                 X
     Buying and selling shares              X
         How to buy shares                  X
         How to sell shares                 X
     Dividends, distributions and taxes     x

Shareholder services                        x

How to reach us                             x

Financial highlights of the Funds           x

Information about the Funds

100% U.S. Treasury Securities Money Market Fund

The Fund's objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety.

The Fund's approach

The Fund invests in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government and it does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and market sectors.

The Fund seeks to maintain a net asset value of $1.00 per share.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation , The Chase Manhattan Bank, or any other government agency. Although the 100% U.S. Treasury Securities Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since the predecessor of the Fund was launched in 1991. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Footnote: On May 3, 1996, the Hanover 100% Treasury Securities Money Market Fund merged into the 100% U.S. Treasury Securities Money Market Fund. The Fund's performance figures for the period before that date are for the Hanover fund.


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__

Average annual total returns
For the periods ending December 31, 1997:

                  Past 1 year         Past 5 years        Since inception 7/1/91
Vista shares      _____%              _____%              _____%

Fees and expenses

You don't have to pay any sales charge when you buy or sell Vista shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.

                                                                                               Total Fund
Class of shares             Investment        Distribution       Shareholder      Other        fees and
                            advisory fee      (12b-1) fees       service fee      expenses     expenses
Vista shares                0.10%             0.10%              0.35%            0.16%        0.71%

[Sidenote]

The actual 12b-1 fee is expected to be 0.07%, shareholder service fee currently is expected to be 0.30%, other expenses are expected to be 0.12% and the total fees and expenses are expected not to exceed 0.59%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:

Number of years:                          1           3           5          10
Costs:                                   $73        $277        $395        $883

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Treasury Plus Money Market Fund

The Fund's objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund's approach

The Fund invests in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities issued or guaranteed by the U.S. Treasury as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation , The Chase Manhattan Bank, or any other government agency. Although the Treasury plus Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since the Fund was launched in 1994. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Footnote: The performance for the period before Vista Class shares were launched in 1996 is based upon performance for Premier Class shares of the Fund. The actual returns of Vista shares would have been lower than shown because Vista shares have higher expenses than Premier shares.


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__

Average annual total returns
For the periods ending December 31, 1997:


                            Past 1 year                Since inception 4/20/94

Vista shares                _____%                     _____%



Fees and expenses

You don't have to pay any sales charge when you buy or sell Vista shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.

                                                                                               Total Fund
Class of shares             Investment        Distribution       Shareholder      Other        fees and
                            advisory fee      (12b-1) fees       service fee      expenses     expenses
Vista shares                0.10%             0.10%              0.35%            0.14%        0.69%

[Sidenote]

The actual shareholder service fee currently is expected to be 0.28%, other expenses are expected to be 0.11% and the total fees and expenses are expected not to exceed 0.59%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:

Number of years:                     1                   3                   5                   10
Costs:                              $70                 $221                $384                $859

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Federal Money Market Fund

The Fund's objective

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

The Fund's approach

The Fund invests primarily in:

o direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

o debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The Fund does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the Federal Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since the Fund was launched in 1994. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__

Average annual total returns
For the period ending December 31, 1997:

                            Past 1 year     Since inception 5/9/94


Vista shares                _____%          _____%




Fees and expenses

You don't have to pay any sales charge when you buy or sell Vista shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.

                                                                                               Total Fund
Class of shares             Investment        Distribution       Shareholder      Other        fees and
                            advisory fee      (12b-1) fees       service fee      expenses     expenses
Vista shares                0.10%             0.10%              0.35%            0.24%        0.79%

[Sidenote]
The actual shareholder service fee is currently expected to be 0.26% and the total fees and expenses are expected not to exceed 0.70%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.



Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:

Number of years:                     1                   3                   5                   10
Costs:                              $81                 $252                $439                $978

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

U.S. Government Money Market Fund

The Fund's objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund's approach

The Fund invests substantially all its assets in:

o debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

o  repurchase agreements using these securities as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating or ratings. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the U.S. Government Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since 1988. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Footnote: The performance for the period before Vista Class shares were launched in 1993 is based upon performance for Premier Class shares of the Fund. The actual returns of Vista shares would have been lower than shown because Vista shares have higher expenses than Premier shares.


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__

Average annual total returns

For the periods ending December 31, 1997:


                            Past 1 year                Past 5 years                      Past 10 years
Vista shares                _____%                     _____%                            _____%



Fees and expenses

You don't have to pay any sales charge when you buy or sell Vista shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.

                                                                                               Total Fund
Class of shares             Investment        Distribution       Shareholder      Other        fees and
                            advisory fee      (12b-1) fees       service fee      expenses     expenses
Vista shares                0.10%             0.10%              0.35%            0.14%        0.69%

[Sidenote]

The actual shareholder service fee currently is expected to be 0.25% and the total fees and expenses are expected not to exceed 0.59%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:


Number of years:                     1                   3                   5                   10
Costs:                              $70                 $221                $384                $859


This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Cash Management Fund

The Fund's objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund's approach

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

o high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

o  debt securities issued or guaranteed by qualified banks. These are:

   o U.S. banks with more than $1 billion in total assets and foreign branches of these banks

   o foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.

   o other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing

o securities issued or guaranteed by the U.S. Government, its agencies or authorities

o  securities backed by assets

o  repurchase agreements

The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match US standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the Cash Management Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since the predecessor of the Fund was launched in 1989. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Footnote: On May 3, 1996, the Hanover Cash Management Fund merged into Cash Management Fund. The Fund's performance figures for the periods before that date are for the Hanover fund.


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__


Average annual total returns
For the periods ending December 31, 1997:


                            Past 1 year                Past 5 years          Since inception 1/17/89
Vista shares                _____%                     _____%                _____%




Fees and expenses

You don't have to pay any sales charge when you buy or sell Vista shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.

                                                                                               Total Fund
Class of shares             Investment        Distribution       Shareholder      Other        fees and
                            advisory fee      (12b-1) fees       service fee      expenses     expenses
Vista shares                0.10%             none               0.35%            0.16%        0.61%

[Sidenote]

The actual shareholder service fee currently is expected to be 0.33% and the total fees and expenses are expected not to exceed 0.59%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:

Number of years:                     1                   3                   5                   10
Costs:                              $62                 $195                $340                $762

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Prime Money Market Fund

The Fund's objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund's approach

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

o high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

o  debt securities issued or guaranteed by qualified banks. These are:

   o U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

   o foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.

   o other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing

o securities issued or guaranteed by the U.S. Government, its agencies or authorities

o  securities backed by assets

o  repurchase agreements

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match US standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the Prime Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since the Fund's launch in 1993. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Footnote: The performance for the period before Class B shares were launched in 1994 is based upon performance for Premier Class shares of the Fund. The actual returns of Class B shares would have been lower than shown because Class B shares have higher expenses than Premier shares.


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__


Average annual total returns
For the periods ending December 31, 1997:


                            Past one year              Since inception 11/15/93
Vista Shares                _____%                     _____%
Class B shares              _____%                     _____%



Fees and expenses

Unlike the other Funds offered in this prospectus, the Prime Money Market Fund offers three classes of shares: Vista shares, Class B shares and Class C shares.

You can buy Class B shares by exchanging Class B shares of another Chase Vista Fund. You may buy Class B shares directly, but only if you establish a Systematic Exchange

Program to exchange into Class B shares of one or more Chase Vista Funds within 24 months.

You can buy Class C shares the same way you buy Vista shares. See the section called Buying Fund shares.

You don't have to pay any sales charge when you buy or sell Vista shares of the Fund. There is also no sales charge when you buy Class B or Class C shares, but you may have to pay a deferred sales charge when you sell these shares, depending on how long you hold the shares.

These shares have higher expenses each year, so you should only buy class B and Class C shares in conjunction with a plan to invest in Chase Vista's stock and bond Funds.

The following tables show the fees and expenses charged when you own shares of the Fund.

Fees you pay directly

                      Maximum sales charge (load)     Maximum deferred sales
                      when you buy shares, shown      charge (load) shown as
                      as % of the offering price(1)   lower of % of the offering
                                                      price(1) or redemption
                                                      proceeds
Vista Shares          None                            None
Class B Shares        None                            5.00%
Class C shares        None                            1.00%

(1) The offering price is the net asset value of the shares bought plus any sales charge.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.

                                                                                               Total Fund
Class of shares             Investment        Distribution       Shareholder      Other        fees and
                            advisory fee      (12b-1) fees       service fee      expenses     expenses
Vista shares                0.10%             none               0.35%            0.49%        0.94%
Class B shares              0.10%             0.75%              0.25%            0.40%        1.50%
Class C shares              0.10%             0.75%              0.25%            0.40%        1.50%

[Sidenote]


The actual Shareholder Servicing Fee for Vista Shares currently is expected to be 0.00%, and the total fees and expenses are not expected to exceed 0.59%. The actual Shareholder Servicing Fee for Class B Shares is expected to be 0.00%, and the total fees and expenses are not expected to exceed 1.25%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.



Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:

If you sell your shares

------------------------------------------------------------------------------------------------------------
Number of years:                     1                   3                   5                   10
Vista shares                        $96                 $300                $520               $1155
------------------------------------------------------------------------------------------------------------
Class B shares                     $670                 $807               $1056               $1639
------------------------------------------------------------------------------------------------------------
Class C shares                     $256                 $474                $818               $1791
------------------------------------------------------------------------------------------------------------

If you don't sell your shares

------------------------------------------------------------------------------------------------------------
Number of years:                     1                   3                   5                   10
Vista shares                        $96                 $300                $520               $1155
------------------------------------------------------------------------------------------------------------
Class B shares                     $153                 $474                $818               $1639
------------------------------------------------------------------------------------------------------------
Class C shares                     $153                 $474                $818               $1791
------------------------------------------------------------------------------------------------------------

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Tax Free Money Market Fund

The Fund's objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The Fund's approach

Under normal market conditions, the fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the alternative minimum tax on individuals. As a fundamental policy, the Fund will invest at least 80% of its assets in municipal obligations. The remaining 20% of assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt the its ability to preserve capital and liquidity.

Some municipal obligations, including municipal lease obligations, carry additional risk. Under some circumstances, municipal obligations do not pay interest unless the municipality's legislature authorizes money for that purpose.. They may be difficult to trade and interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the municipalities have problems with the banking or financial sector.

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk that securities backed by U.S. institutions, in part, because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the Tax Free Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied since 1988. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__


Average annual total returns
For the periods ending December 31, 1997:


                            Past 1 year                Past 5 years          Past 10 years
Vista shares                _____%                     _____%                _____%


Fees and expenses

You don't have to pay any sales charge when you buy or sell Vista shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.

                                                                                               Total Fund
Class of shares             Investment        Distribution       Shareholder      Other        fees and
                            advisory fee      (12b-1) fees       service fee      expenses     expenses
Vista shares                0.10%             0.10%              0.35%            0.16%        0.71%

[Sidenote]

The actual shareholder service fee currently is expected to be 0.23% and the total fees and expenses are expected not to exceed 0.59%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:

Number of years:                           1           3           5          10
Costs:                                   $73        $227        $395        $883

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

New York Tax Free Money Market Fund

The Fund's objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

The Fund's approach

The Fund will invest at least 65% of its assets in New York municipal obligations, the interest of which is exempt from gross income and exempt from New York State and New York City personal income taxes. The exact percentage will vary from time to time. New York municipal obligations are municipal obligations issued by New York State, its political subdivisions, Puerto Rico, other U.S. territories and their political subdivisions.

When suitable New York municipal obligations are unavailable, the Fund may buy municipal obligations issued by other states. These are generally subject to New York State and New York City personal income taxes.

As a fundamental policy, under normal market conditions, the Fund will invest at least 80% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the federal alternate minimum tax on individuals. The remaining 20% may be invested in securities paying interest which is subject to federal income tax or to the alternate minimum tax on individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in Municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers. The dollar-weighted average maturity of the Fund will be 90 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

The Fund will be particularly susceptible to difficulties affecting New York State and its municipalities. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipal issuers, including the State of New York and New York City, have a recent history of financial problems. Such problems could decrease the Fund's income or hurt the its ability to preserve capital and liquidity.

Some municipal obligations, including municipal lease obligations, carry additional risk. Under some circumstances, municipal obligations do not pay interest unless the municipality's legislature authorizes money for that purpose.. They may be difficult to trade and interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by U.S. banks, the risk to the Fund could increase if the banking sector suffers an economic turndown..

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk that securities backed by U.S. institutions, in part, because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the New York Tax Free Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since 1988. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__


Average annual total returns
For the periods ending December 31, 1997:


                        Past 1 year             Past 5 years       Past 10 years
Vista shares            _____%                  _____%             _____%

Fees and expenses

You don't have to pay any sales charge when you buy or sell Vista shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.


                                                                                               Total Fund
Class of shares             Investment        Distribution       Shareholder      Other        fees and
                            advisory fee      (12b-1) fees       service fee      expenses     expenses
Vista shares                0.10%             0.10%              0.35%            0.16%        0.71%

[Sidenote]

The actual shareholder service fee currently is expected to be 0.28%, other expenses are expected to be 0.11% and the total fees and expenses are expected not to exceed 0.59%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:


Number of years:                          1           3           5        10
Costs:                                   $94        $259        $509      $1,131


This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

California Tax Free Money Market Fund

The Fund's objective

The Fund aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

The Fund's approach

As a fundamental policy, except when it is temporarily defending its assets, the Fund will invest at least 65% of its assets in California municipal obligations, the interest of which is excluded from gross income and exempt from California personal income taxes. California municipal obligations are issued by the State of California, its political subdivisions, authorities and corporations. When suitable California municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to California personal income tax.

As a fundamental policy, under normal market conditions, the Fund will invest at least 80% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the federal alternate minimum tax on individuals. The remaining 20% may be invested in securities paying interest which is subject to federal income tax or to the alternate minimum tax on individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers. The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments with remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

The Fund will be particularly susceptible to difficulties affecting California and its municipalities. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipal issuers, including the State of California and certain California counties, have a recent history of financial problems. California's Orange County recently defaulted on its debt. Such problems could decrease the Fund's income or hurt the its ability to preserve capital and liquidity.

Some municipal obligations, including municipal lease obligations, carry additional risk. Under some circumstances, municipal obligations do not pay interest unless the municipality's legislature authorizes money for that purpose.. They may be difficult to trade and interest payments may be tied only to a specific stream of revenue

Since some municipal obligations may be secured or guaranteed by U.S. banks, the risk to the Fund could increase if the banking sector suffers an economic turndown..

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk that securities backed by U.S. institutions, in part, because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the California Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since the Fund was launched in 1992. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__


Average annual total returns For the periods ending December 31, 1997:


                      Past 1 year      Past 5 years     Since inception 10/31/92
Vista shares          _____%           _____%           _____%

Fees and expenses

You don't have to pay any sales charge when you buy or sell Vista shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.

                                                                                               Total Fund
Class of shares             Investment        Distribution       Shareholder      Other        fees and
                            advisory fee      (12b-1) fees       service fee      expenses     expenses
Vista shares                0.10%             0.10%              0.35%            0.37%        0.92%

[Sidenote]

The actual investment advisory fee is currently expected to be 0.00%, the 12b-1 distribution fee currently is expected to be 0.05%, the shareholder service fee is expected to be 0.13% and the total fees and expenses are expected not to exceed 0.55%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:

Number of years:                          1           3           5          10
Costs:                                   $73        $227        $395        $883

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Financial highlights

                             FINANCIAL HIGHLIGHTS

On May 3, 1996, the Hanover 100% U.S Treasury Securities Money Market Fund ("Hanover 100% Treasury Fund") merged into Vista 100% U.S. Treasury Securities Money Market Fund, which was created to be the successor to the Hanover 100% Treasury Fund. The table set forth below provides selected per share data and ratios for one Hanover 100% Treasury Fund share outstanding through May 3, 1996 and one Vista Share of the Vista 100% U.S. Treasury Securities Money Market Fund outstanding for periods thereafter. This information is supplemented by financial statements and accompanying notes appearing in the Hanover 100% Treasury Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1995 and the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which both are incorporated by reference into the SAI. Shareholders may obtain a copy of these annual reports by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, for the year ended August 31, 1997 and the period ended August 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Fund's Annual Report to Shareholders. Periods ended prior to December 1, 1995 were audited by other independent accountants.

                      VISTA 100% U.S. TREASURY SECURITIES
                               MONEY MARKET FUND
--------------------------------------------------------------------------------


                                                 Year            Year         12/01/95      Year Ended
                                                Ended           Ended          through     -----------
                                               8/31/98         8/31/97       8/31/96**       11/30/95
                                             -----------     -----------    -----------    -----------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period  ......                  $     1.00     $     1.00     $    1.000
                                                             -----------    -----------    -----------
 Income from Investment Operations:
  Net Investment Income   ..................                       0.048          0.035          0.050
                                                             -----------    -----------    -----------
 Less Distributions:
  Dividends from Net Investment
 Income ....................................                       0.048          0.035          0.050
                                                             -----------    -----------    -----------
Net Asset Value, End of Period  ............                  $     1.00     $     1.00     $    1.000
                                                             ===========    ===========    ===========
TOTAL RETURN                                                        4.87%          3.50%          5.15%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)                      $2,376,214     $1,671,603     $1,337,549
 Ratio of Expenses to Average Net
  Assets#  .................................                        0.59%          0.60%          0.58%
 Ratio of Net Investment Income to
  Average Net Assets#  .....................                        4.74%          4.58%          4.99%
 Ratio of Expenses without waivers and
  assumption of expenses to
  Average Net Assets#  .....................                        0.71%          0.68%          0.61%
 Ratio of Net Investment Income
  without waivers and assumption of
  expenses to Average Net Assets # .........                        4.62%          4.50%          4.96%


                                                    Year Ended
                                             ------------------------
                                               11/30/94      11/30/93
                                             ----------     ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period  ...... $    1.000     $  1.000
                                             ----------     --------
 Income from Investment Operations:
  Net Investment Income   ..................      0.033        0.026
                                             ----------     --------
 Less Distributions:
  Dividends from Net Investment
 Income ....................................      0.033        0.026
                                             ----------     --------
Net Asset Value, End of Period  ............ $    1.000     $  1.000
                                             ==========     ========
TOTAL RETURN                                       3.32%        2.62%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)     $1,024,125     $873,631
 Ratio of Expenses to Average Net
  Assets#  .................................       0.59%        0.58%
 Ratio of Net Investment Income to
  Average Net Assets#  .....................       3.26%        2.58%
 Ratio of Expenses without waivers and
  assumption of expenses to
  Average Net Assets#  .....................       0.62%        0.61%




  **    In 1996, the Fund changed its fiscal year end from November 30 to
        August 31.
   #    Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Vista Share outstanding throughout the period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                     VISTA TREASURY PLUS MONEY MARKET FUND


                                                                       Year            Year           5/6/96*
                                                                      Ended           Ended           through
                                                                     8/31/98         8/31/97          8/31/96
                                                                   -----------     -----------      -----------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period  ...........................                   $     1.00       $     1.00
                                                                                   -----------      -----------
 Income from Investment Operations:
  Net Investment Income   .......................................                        0.048            0.015
                                                                                   -----------      -----------
  Less Dividends from Net Investment Income .....................                        0.048            0.015
                                                                                   -----------      -----------
Net Asset Value, End of Period  .................................                   $     1.00       $     1.00
                                                                                   ===========      ===========
TOTAL RETURN                                                                              4.89%            1.50%
                                                                                   ===========      ===========
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) ........................                   $1,605,845       $1,382,184
 Ratio of Expenses to Average Net Assets#   .....................                         0.59%            0.59%
 Ratio of Net Investment Income to Average Net Assets#  .........                         4.79%            4.63%
 Ratio of Expenses without waivers and assumption of expenses to
   Average Net Assets# ..........................................                         0.70%            0.73%
 Ratio of Net Investment Income without waivers and assumption of
   expenses to Average Net Assets# ..............................                         4.68%            4.49%


*  Commencement of offering shares.
#  Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Vista Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                        VISTA FEDERAL MONEY MARKET FUND


                                                      Year             Year           Year           Year         5/9/94*
                                                     Ended             ended          ended          ended        through
                                                    8/31/98          8/31/97        8/31/96        8/31/95        8/31/94
                                                  -----------       ---------      ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ............                    $   1.00       $   1.00       $   1.00       $   1.00
                                                                    ---------      ---------      ---------      ---------
 Income from Investment Operations:
  Net Investment Income  ........................                       0.048          0.048          0.051          0.013
                                                                    ---------      ---------      ---------      ---------
  Total from Investment Operations   ............                       0.048          0.048          0.051          0.013
 Less Distributions:
  Dividends from Net Investment Income  .........                       0.048          0.048          0.051          0.013
                                                                    ---------      ---------      ---------      ---------
Net Asset Value, End of Period ..................                    $   1.00       $   1.00       $   1.00       $   1.00
                                                                    =========      =========      =========      =========
TOTAL RETURN                                                             4.91%          4.83%          5.20%          1.26%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)   ......                    $301,031       $352,934       $203,399       $ 19,955
 Ratio of Expenses to Average Net Assets#  ......                        0.70%          0.70%          0.69%          0.40%
 Ratio of Net Investment Income to Average Net
  Assets# .......................................                        4.79%          4.79%          5.16%          4.36%
 Ratio of Expenses without waivers and assumption
   of expenses to Average Net Assets#   .........                        0.82%          0.93%          0.93%          1.02%
 Ratio of Net Investment Income without waivers
   and assumptions of expenses to Average Net
   Assets#   ....................................                        4.67%          4.56%          4.92%          3.74%


* Commencement of offering shares.
# Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Vista Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                    VISTA U.S. GOVERNMENT MONEY MARKET FUND


                                               Year            Year             Year            Year         11/1/93
                                              ended           ended            ended            ended        through
                                             8/31/98         8/31/97          8/31/96         8/31/95        8/31/94**
                                            ---------      -----------      -----------      ---------      -----------
PER SHARE OPERATING PER-
  FORMANCE
Net Asset Value, Beginning of Period ...                    $     1.00       $     1.00       $   1.00       $     1.00
                                                           -----------      -----------      ---------      -----------
 Income from Investment Operations:
  Net Investment Income ................                         0.049            0.049          0.049            0.025
                                                           -----------      -----------      ---------      -----------
 Less Distributions:
  Dividends from Net Investment
  Income ...............................                         0.049            0.049          0.049            0.025
                                                           -----------      -----------      ---------      -----------
Net Asset Value, End of Period .........                    $     1.00       $     1.00       $   1.00       $     1.00
                                                           ===========      ===========      =========      ===========
TOTAL RETURN                                                      5.04%            4.97%          5.05%            2.48%
Ratios/Supplemental Data
 Net Assets, End of Period (000
  omitted) .............................                    $2,139,368       $2,057,023       $341,336       $  335,365
 Ratio of Expenses to Average Net
  Assets# ..............................                          0.59%            0.65%          0.80%            0.80%
 Ratio of Net Investment Income to
  Average Net Assets# ..................                          4.93%            4.83%          4.93%            2.94%
 Ratio of Expenses without waivers
   and assumption of expenses to
   Average Net Assets# .................                          0.72%            0.73%          0.80%            0.80%
 Ratio of Net Investment Income
   without waivers and assumption
   of expenses to Average Net
   Assets# .............................                          4.80%            4.75%          4.93%            2.94%



  ** In 1994 the U.S. Government Money Market Fund changed its fiscal year-end from October 31 to August 31.
   #    Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

On May 3, 1996, the Hanover Cash Management Fund merged into Vista Cash Management Fund. The table set forth below provides selected per share data and ratios for one Hanover Cash Management Fund share (the accounting survivor of the merger) outstanding through May 3, 1996 and one Vista Share of the Vista Cash Management Fund outstanding for periods thereafter. This information is supplemented by financial statements and accompanying notes appearing in the Hanover Cash Management Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1995 and the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which both are incorporated by reference into the SAI. Shareholders may obtain a copy of these annual reports by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, for the year ended August 31, 1997 and the period ended August 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Fund's Annual Report to Shareholders. Periods ended prior to December 1, 1995 were audited by other independent accountants.

                           VISTA CASH MANAGEMENT FUND
--------------------------------------------------------------------------------



                                                              Year           Year          12/1/95               Year Ended
                                                             Ended         Ended           through       --------------------------
                                                            8/31/98       8/31/97         8/31/96**         11/30/95       11/30/94
                                                          -----------   -----------    -------------     -----------       --------
PER SHARE OPERATING PERFORMANCE
 Net Asset Value, Beginning of Period ....................              $    1.000     $    1.000        $    1.000     $  1.000
                                                                        ----------     ----------        ----------     --------
 Income from Investment Operations:
  Net Investment Income  .................................                   0.050          0.037             0.054        0.036
                                                                        ----------     ----------        ----------     --------
 Less Distributions:
  Dividends from Net Investment Income  ..................                   0.050          0.037             0.054        0.036
                                                                        ----------     ----------        ----------     --------
Net Asset Value, End of Period ...........................              $    1.000     $    1.000        $    1.000     $  1.000
                                                                        ==========     ==========        ==========     ========
TOTAL RETURN                                                                  5.09%          3.69%             5.49%        3.62%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)   ...............              $2,576,142     $1,621,212        $1,634,493     $990,045
 Ratio of Expenses to Average Net Assets#  ...............                    0.59%          0.60%             0.58%        0.58%
 Ratio of Net Investment Income to Average Net Assets#   .                    4.99%          4.91%             5.35%        3.62%
 Ratio of Expenses without waivers and assumption of
  expenses to Average Net Assets# ........................                    0.62%          0.63%             0.62%        0.62%
 Ratio of Net Investment Income without waivers and
  assumption of expenses to Average Net Assets # .........                     4.96%          4.88%             5.31%        3.58%



                                                             Year Ended
                                                              -----------
                                                              11/30/93
                                                              --------
PER SHARE OPERATING PERFORMANCE
 Net Asset Value, Beginning of Period ..................... $    1.000
                                                            ----------
 Income from Investment Operations:
  Net Investment Income  .................................       0.027
                                                            ----------
 Less Distributions:
  Dividends from Net Investment Income  ..................       0.027
                                                            ----------
Net Asset Value, End of Period ...........................  $    1.000
                                                            ==========
TOTAL RETURN                                                      2.74%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)   ...............  $  861,025
 Ratio of Expenses to Average Net Assets#  ...............        0.61%
 Ratio of Net Investment Income to Average Net Assets#   .        2.70%
 Ratio of Expenses without waivers and assumption of
  expenses to Average Net Assets# ........................        0.64%
 Ratio of Net Investment Income without waivers and
  assumption of expenses to Average Net Assets # .........        2.67%




  **    In 1996, the Fund changed its fiscal year end from November 30 to
        August 31.
   #    Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Class B Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this Annual Report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is also included in the Annual Report to Shareholders.

                         VISTA PRIME MONEY MARKET FUND

                                                                                             Class B Shares
                                                                           ----------------------------------------------
                                                               Year           Year        Year       Year       4/21/94*
                                                              ended          ended       ended       ended      through
                                                             8/31/98        8/31/97     8/31/96     8/31/95     8/31/94**
                                                            ---------      --------    --------    --------     ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period .....................                  $   1.00    $   1.00    $   1.00    $     1.00
                                                                           ---------   ---------   ---------   -----------
 Income from Investment Operations:
  Net investment income  .................................                     0.043       0.042       0.043         0.011
 Net Realized Loss on Securities  ........................                        --          --      (0.003)           --
                                                                           ---------   ---------   ---------   -----------
 Total Income from Investment Operations   ...............                     0.043       0.042       0.040         0.011
                                                                           ---------   ---------   ---------   -----------
 Voluntary Capital Contribution   ........................                        --          --       0.003            --
                                                                           ---------   ---------   ---------   -----------
Less Distributions:
 Dividends from Net Investment Income   ..................                     0.043       0.042       0.043         0.011
                                                                           ---------   ---------   ---------   -----------
Net Asset Value, End of Period ...........................                  $   1.00    $   1.00    $   1.00    $     1.00
                                                                           =========   =========   =========   ===========
Total Return .............................................                      4.33%       4.25%       4.37%         1.11%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted)   ...............                  $ 10,269    $ 15,667    $  4,880    $    1,452
 Ratio of Expenses to Average Net Assets # ...............                      1.35%       1.47%       1.47%         1.47%
 Ratio of Net Investment Income to Average Net Assets #                         4.27%       4.17%       4.33%         2.96%
 Ratio of Expenses without waivers and assumption
   of expenses to Average Net Assets #  ..................                      1.53%       1.71%       2.53%         1.67%
 Ratio of Net Investment Income without waivers and
   assumption of expenses to Average Net Assets #  ......                       4.09%       3.93%       3.27%         2.76%


 * Commencement of offering shares.
** In 1994 the Prime Money Market Fund changed its fiscal year-end from
     October 31 to August 31.
 # Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Vista Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders can obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                        VISTA TAX FREE MONEY MARKET FUND

--------------------------------------------------------------------------------


                                                           Year          Year         Year         Year       11/1/93     Year Ended
                                                          ended         ended        ended        ended       through     ----------
                                                         8/31/98       8/31/97      8/31/96      8/31/95      8/31/94**      10/31/9
                                                        ---------     ---------    ---------    ---------    --------     ----------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ..................                $   1.00     $   1.00     $   1.00    $   1.00     $   1.00
                                                                      ---------    ---------    ---------    --------     --------
 Income from Investment Operations:
  Net Investment Income  ..............................                   0.031        0.029        0.029       0.015        0.019
                                                                      ---------    ---------    ---------    --------     --------
 Less Distributions:
  Dividends from Net Investment Income  ...............                   0.031        0.029        0.029       0.015        0.019
                                                                      ---------    ---------    ---------    --------     --------
Net Asset Value, End of Period ........................                $   1.00     $   1.00     $   1.00    $   1.00     $   1.00
                                                                      =========    =========    =========    ========     ========
TOTAL RETURN                                                               3.12%        2.92%        2.99%       1.54%        1.90%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted)   ............                $565,625     $574,115     $166,915    $121,710     $160,497
 Ratio of Expenses to Average Net Assets#  ............                    0.59%        0.69%        0.86%       0.85%        0.85%
 Ratio of Net Investment Income to
  Average Net Assets# .................................                    3.08%        2.89%        2.96%       1.82%        1.88%
 Ratio of Expenses without waivers and assumption of
  expenses to Average Net Assets# .....................                    0.73%        0.80%        0.94%       0.85%        0.91%
 Ratio of Net Investment Income without waivers and
  assumption of expenses to Average Net Assets#  ......                    2.94%        2.78%        2.87%       1.82%        1.83%



  ** In 1994 the Tax Free Money Market Fund changed its fiscal year-end from October 31 to August 31.
   #  Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Vista Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders can obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                   VISTA NEW YORK TAX FREE MONEY MARKET FUND

--------------------------------------------------------------------------------


                                                            Year       Year         Year         Year       11/1/93      Year Ended
                                                           ended      ended        ended        ended       through      ----------
                                                          8/31/98    8/31/97      8/31/96      8/31/95      8/31/94**     10/31/93
                                                         ---------  ---------    ---------    ---------    --------      ----------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ..................             $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                                                    --------     --------     --------     --------      --------
Income from Investment Operations:
Net Investment Income .................................                0.030        0.028        0.028        0.015         0.017
                                                                    --------     --------     --------     --------      --------
 Less Distributions:
  Dividends from Net Investment Income  ...............                0.030        0.028        0.028        0.015         0.017
                                                                    --------     --------     --------     --------      --------
Net Asset Value, End of Period ........................             $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                                                    ========     ========     ========     ========      ========
TOTAL RETURN                                                            3.02%        2.85%        2.88%        1.48%         1.75%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted)   ............             $956,766     $890,413     $378,400     $365,669      $300,425
 Ratio of Expenses to Average Net Assets#  ............                 0.59%        0.74%        0.86%        0.85%         0.85%
 Ratio of Net Investment Income to
  Average Net Assets# .................................                 2.97%        2.79%        2.84%        1.77%         1.72%
 Ratio of Expenses without waivers and assumption
  of expenses to Average Net Assets# ..................                 0.73%        0.83%        0.95%        0.85%         0.89%
 Ratio of Net Investment Income without waivers and
  assumption of expenses to Average Net Assets#  ......                 2.83%        2.70%        2.75%        1.77%         1.68%



  ** In 1994 the New York Tax Free Money Market Fund changed its fiscal year-end from October 31 to August 31.
   #    Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Vista Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders can obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is also included in the Annual Report to Shareholders.

                VISTA CALIFORNIA TAX FREE MONEY MARKET FUND FUND

--------------------------------------------------------------------------------


                                                               Year       Year        Year        Year      11/1/93       Year
                                                              ended      ended       ended       ended      through      ended
                                                             8/31/98    8/31/97     8/31/96     8/31/95     8/31/94**   10/31/93
                                                            --------   --------    --------    --------     ---------   --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period .....................             $  1.00     $  1.00     $  1.00      $  1.00      $  1.00
                                                                       -------     -------     -------      -------      -------
 Income from Investment Operations:
  Net Investment Income  .................................               0.300       0.030       0.033        0.018        0.023
                                                                       -------     -------     -------      -------      -------
 Less Distributions:
  Dividends from Net Investment Income  ..................               0.300       0.030       0.033        0.018        0.023
                                                                       -------     -------     -------      -------      -------
Net Asset Value, End of Period ...........................             $  1.00     $  1.00     $  1.00      $  1.00      $  1.00
                                                                       =======     =======     =======      =======      =======
TOTAL RETURN                                                              3.02%       3.06%       3.32%        1.82%        2.30%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted)   ...............             $45,509     $42,819     $58,315      $64,423      $45,346
 Ratio of Expenses to Average Net Assets#  ...............                0.56%       0.56%       0.48%        0.46%        0.42%
 Ratio of Net Investment Income to Average Net Assets#   .                2.99%       3.03%       3.25%        2.17%        2.26%
 Ratio of Expenses without waivers and assumption of
  expenses to Average Net Assets# ........................                0.86%       1.02%       1.07%        0.94%        1.02%
 Ratio of Net Investment Income without waivers and
  assumption of expenses to Average Net Assets#  .........                2.69%       2.57%       2.66%        1.69%        1.66%



  ** In 1994 the California Tax Free Money Market Fund changed its fiscal year-end from October 31 to August 31.
   #    Short periods have been annualized.

The Fund's investment adviser

The Chase Manhattan Bank (Chase) is the investment adviser to the Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase and its predecessors have more than a century of money management experience.


For the fiscal year ended August 31, 1998, Chase was paid an advisory fee of 0.10% of the average daily net assets of each Fund other than the California Tax Free Money Market Fund. Chase was not paid an advisory fee with respect to the California Tax Free Money Market Fund.


Chase Asset Management Inc. is the sub-adviser to every Fund except the Cash Management Fund and the Tax Free Money Market Fund. Chase Asset Management is a wholly-owned subsidiary of Chase. It makes the day-to-day investment decisions for the Funds.

Chase Bank of Texas, National Association (Chase Texas) is the sub-adviser to the Cash Management Fund and the Tax-Free Money Market Fund. Chase Texas and its predecessor have been in the investment counseling business since 1987 and is a wholly-owned subsidiary of The Chase Manhattan Corporation. It makes the day-to-day investment decisions for the Funds.

[Sidenote:]

The Year 2000

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning on January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly.

How your account works

Buying Fund shares

You don't pay any sales charge (sometimes called a load) when you buy shares in these funds. Unlike the other money market funds in the prospectus, the Prime Money Market Fund also offers two additional classes of shares: Class B and Class C. You may have to pay a deferred sales charge when you sell Class B or Class C shares of the Prime Money Market Fund, depending on how long you've held them.

You may buy B shares of the Prime Money Market Fund by exchanging from Class B shares of another Chase Vista Fund. You may buy them directly if you establish a program to systematically exchange into Class B shares of one or more Chase Vista Funds within 24 months.

The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of 4:00 p.m. Eastern time, each day the Funds are accepting purchase orders. When certain automated share purchase programs are introduced, we'll also calculate the NAV at 6:00 p.m. for Funds available through those programs. You'll pay the next NAV calculated after the Chase Vista Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us and order in proper form by the Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price, but we may process it that day. If you pay by check before the cut-off time, we'll generally process your order the next day the Fund is open for business. Normally, the cut-off (in Eastern time) is:

100% U.S. Treasury Securities Money Market Fund                       Noon
Tax Free Money Market Fund                                            Noon
Federal Money Market Fund                                             2:00 p.m.
U.S. Government Money Market Fund                                     4:00 p.m.
Cash Management Fund                                                  4:00 p.m.
Prime Money Market Fund                                               4:00 p.m.
Treasury Plus Money Market Fund                                       4:00 p.m.

If you buy through an agent and not directly from the Chase Vista Funds Service Center, the agent could set earlier cut-off times. The Funds may close earlier a few days each year if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account.

The Funds have the right to reject any purchase order.

Box:

To open an account, buy or sell shares or get Fund information, call:

The Chase Vista Funds Service Center

1-800-34-VISTA   End box

Minimum investments for each Fund


--------------------------------------------------------------------------------
Type of account               Initial investment         Additional investments
--------------------------------------------------------------------------------
Regular account               $2,500                     $100
--------------------------------------------------------------------------------
Systematic Investment Plan    $1,000                     $100
--------------------------------------------------------------------------------
IRAs                          $1,000                     $100
--------------------------------------------------------------------------------
SEP-IRAs                      $1,000                     $100
--------------------------------------------------------------------------------
Education IRAs                $500                       $100
--------------------------------------------------------------------------------


Make your check out to Chase Vista Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell shares you bought by check for 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. This could take more than seven business days. Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the Chase Vista Funds Service Center doesn't receive payment by 4:00 Eastern time on the day you buy.

Opening your account and buying shares

--------------------------------------------------------------------------------
Through your investment       Tell your representative which Funds you want to
representative                buy and he or she will contact us. Your
                              representative may charge you a fee and may offer
                              additional services, such as special purchase and
                              redemption programs, "sweep" programs, cash
                              advances and redemption checks. Your
                              representative may set different minimum
                              investments and earlier cut-off times.

--------------------------------------------------------------------------------
Through the Chase Vista       Complete the enclosed application form and mail it
Funds Service Center          along with a check for the amount you want to
                              invest to:

                              Chase Vista Funds Service Center,
                              P.O. Box 419392
                              Kansas City, MO 64141-6392

--------------------------------------------------------------------------------
Through a Systematic          You can make regular automatic purchases of at
Investment Plan               least $100. See Shareholder Services, page x for
                              details.

--------------------------------------------------------------------------------


Selling Fund shares

You can sell your shares on any day the Chase Vista Funds Service Center is open for trading, either directly to the Fund or through your investment representative. You'll receive the next NAV calculated after the Chase Vista Funds Service Center accepts your order.

Under normal circumstances, if your request is received before the Fund's cut-off time, the Fund will send you the proceeds the next business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You'll need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

Selling shares

--------------------------------------------------------------------------------
Through your investment       Tell your representative which Funds you want to
representative                sell. He or she will send the necessary documents
                              to the Chase Vista Funds Service Center. Your
                              representative might charge you for this service.

--------------------------------------------------------------------------------
Through the Chase Vista       Call 1-800-34-VISTA. We will mail you a check or
Funds Service Center          send the proceeds via electronic transfer or wire.
                              If you have changed your address of record within
                              the previous 30 days or if you sell $25,000 or
                              more worth of Funds by phone, we'll send the
                              proceeds by electronic transfer or wire only to
                              the bank account on our records. We charge $10 for
                              each transaction by wire.

                              or

                              Send a signed letter with your instructions to :

                              Chase Vista Funds Service Center,
                              P.O. Box 419392
                              Kansas City, MO 64141-6392

--------------------------------------------------------------------------------
Through a Systematic          You can automatically sell as little as $50 worth
Withdrawal Plan               of shares. See Shareholder Services, page x for
                              details.

--------------------------------------------------------------------------------

Distribution Arrangements

Class B Shares

There is no initial sales charge to buy Class B shares, but you may have to pay a deferred sales charge. The deferred sales charge is deducted directly from your assets when you sell your shares. It's a percentage of the original purchase price or the current value of the shares, whichever is lower. As the table shows, the deferred sales charge gets lower the longer you hold the shares and disappears altogether after six years. Class B shares automatically convert into Class A shares at the beginning of the ninth year after you bought them.

----------------------------------------------------------------
Year                             Deferred sales charge
-------------------------------- -------------------------------
1                                5%
-------------------------------- -------------------------------
2                                4%
-------------------------------- -------------------------------
3                                3%
-------------------------------- -------------------------------
4                                3%
-------------------------------- -------------------------------
5                                2 %
-------------------------------- -------------------------------
6                                1%
-------------------------------- -------------------------------
7                                None
-------------------------------- -------------------------------

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first.

Class C Shares

There is no initial sales charge to buy Class C shares, but you will have to pay a deferred sales charge of 1% if you sell your shares within one year of buying them. The deferred sales charge is deducted directly from your assets when you sell your shares. It's a percentage of the original purchase price or the current value of the shares, whichever is lower. Class C shares are not converted into any other class of shares so you pay a higher distribution fee indefinitely.

Vista Fund Distributors Inc. (VFD) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with The Chase Manhattan Bank. With the exception of the Cash Management Fund and the Prime Money Market Fund, all of the Funds have adopted Rule 12b-1 distribution plans under which they pay up to 0.10% of their Vista Class assets in distributor fees. The Prime Money Market Fund has adopted Rule 12b-1 distribution plans under which it pays annual distributor fees of up to 0.75% of the average daily net assets attributed to Class B and Class C shares.


These payments covers such things as payments for services provided by broker-dealers and expenses connected to sale of shares. Payments are not tied to the amount of actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.


VFD may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Chase Vista Funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater for entertainment for broker dealers and their guests; and reimbursement for travel expenses, including hotel and meals, in connection for attending training and educational meetings inside and outside the United States.


VFD may, in accordance with objective criteria, pay more to some broker dealers for certain services or activities promoting the sale of Fund shares. Sometimes these payments are made only to those broker dealers whose employees have sold or may sell significant amounts of shares of the Funds or other Chase Vista Funds. VFD pays these amounts outs of compensation it receives from the Funds.



Other information concerning the funds

We may close your account if the balance falls below $500 because you've sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We'll give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures. Telephone redemption requests of more than $25,000 will only be sent by electronic transfer or wire to the bank account you have on record with the Fund. There is a $10 charge for each wire transaction.

You may not always reach the Chase Vista Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.


The Trust has agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.35% of the average daily net assets of the Vista Shares of each Fund, and up to 0.25% of the average daily net assets of the Class B and Class C shares of Prime Money Market Fund, held by investors serviced by the shareholder servicing agent. The Board of Trustees has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Vista Shares of each Fund.


Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates only to Vista, Class B and Class C shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive different amount for each class.


Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

Distributions and taxes

The Funds can make money two ways. They can earn income and they can realize capital gains by selling investments for more than they paid. The fund deducts any expenses then pays out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. We distribute any short-term capital gains at least annually. The Funds do not expect to make long-term capital gains.

Dividends are usually taxable as ordinary income at the federal, state and local levels. There are exceptions. Dividends of tax-exempt interest income by the Tax Free Funds are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on dividends earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Distributions of capital gains are taxable as long term gains no matter how long you held your shares. This is true whether you receive the payments in cash or reinvest them in shares of the fund.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in these Funds. Please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

Shareholder services

Check Writing

Check writing privileges are available for the Vista shares. Each check you write must be for at least $500. Checks written on joint accounts require only one signature.

Systematic Investment Plan

This is an easy way to make regular investments. You decide which Funds you want and how much to invest and the amount is automatically debited from your bank account, either monthly or quarterly.

You can set up a plan when you open an account by completing Section 8 of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check from their bank account to the Chase Vista Funds Service Center. Call 1-800-34-VISTA for complete instructions.

Systematic Withdrawal Plan

This plan lets you make regular withdrawals from your Chase Vista account. You must sell at least $50 worth of shares at a time. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 of Class A shares or $20,000 of Class B shares to start the plan. Call 1-800-34-VISTA for complete instructions.

You can sell up to 12% of the value of Class B shares each year through the Systematic Withdrawal Plan without paying a deferred sales charge. Your Class B account must have a minimum balance of $20,000 when the plan is set up to enjoy this privilege.

Exchange privileges

You can exchange your Vista shares for shares in certain other Vista funds. You can exchange Class B and C shares of the Prime Money Market Fund for shares of the same class of another Chase Vista Fund, beginning 15 days after you acquire the Prime Money Market Fund shares. We'll sell your funds at the current net asset value and use the proceeds to buy your new shares. Carefully read the prospectus of the fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements and may have to pay a sales charge. Call 1-800-34-VISTA for details.

You can also set up a systematic exchange program to automatically exchange shares on a regular basis. It's a free service.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

You cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund.

Exchange by phone

You may also use our Telephone Exchange Privilege. You can get information by contacting the Chase Vista Funds Service Center or your investment representative.

What the terms mean

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

Distribution fee: covers the cost of the distribution system used to sell shares to the public.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Investment advisory fee: a fee paid to the investment advisor to manage the Fund and make decisions about buying and selling the Fund's investments.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

Other expenses: miscellaneous items, including transfer agency, custody and registration fees.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

Shareholder service fee: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

Variable rate securities: Securities whose interest rates are periodically adjusted.

[Back Cover Page]

More information

You'll find more information about the Funds in the following documents:

Annual and semi-annual reports

Our annual and semi-annual reports contain more information about each Fund's investments and performance.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Funds and their policies. By law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-34-VISTA or writing to:

Chase Vista Funds Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information online at www.chasevista.com on the internet.

You can write the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC 20549-6009.
1-800-SEC-0330

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.


The Fund's Investment Company Act File No. is 811-8358

Chase Vista Funds
Money Market prospectus




[Front cover page]

Chase Vista Funds

Prospectus
December 29, 1998

100% U.S. Treasury Securities Money Market Fund
Treasury Plus Money Market Fund
Federal Money Market Fund
U.S. Government Money Market Fund
Cash Management Fund
Prime Money Market Fund
Tax Free Money Market Fund

Premier Class Shares

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of shares of any of the Funds as an investment or determined if this prospectus is accurate or complete. It is a crime to indicate otherwise.

Contents

Information about the Funds                 x
   100% U.S. Treasury Securities
            Money Market Fund               x
   Treasury Plus Money Market Fund          x
   Federal Money Market Fund                x
   U.S. Government Money Market Fund        x
   Cash Management Fund                     X
   Prime Money Market Fund                  x
   Tax Free Money Market Fund               x

How to invest in the Funds                  x
   How sales charges work                   X
   Buying and selling shares                X
       How to buy shares                    X
       How to sell shares                   X
   Dividends, distributions and taxes       x

Shareholder services                        x

How to reach us                             x

Financial highlights of the Funds           x

Information about the Funds

100% U.S. Treasury Securities Money Market Fund

The Fund's objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety.

The Fund's approach

The Fund invests in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government and it does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and market sectors.

The Fund seeks to maintain a net asset value of $1.00 per share.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the 100% U.S. Treasury Securities Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since the predecessor of the Fund was launched in 1991. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Footnote: On May 3, 1996, the Hanover 100% Treasury Securities Money Market Fund merged into the 100% U.S. Treasury Securities Money Market Fund. The Fund's performance figures for the period before that date are for the Hanover fund.


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__


Average annual total returns
For the periods ending December 31, 1997:


                    Past 1 year        Past 5 years       Since inception 7/1/91
Premier Shares      _____%             _____%             _____%

Fees and expenses

You don't have to pay any sales charge when you buy or sell Premier shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.

                                                                                          Total Fund
Class of shares        Investment        Distribution       Shareholder      Other        fees and
                       advisory fee      (12b-1) fees       service fee      expenses     expenses
Premier Shares         0.10%             0.00%              0.25%            0.29%        0.64%

[Sidenote]

The actual shareholder service fee currently is expected to be 0.15%, other expenses are expected to be 0.25% and the total fees and expenses are expected not to exceed 0.50%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:

Number of years:           1               3              5               10
Costs:                    $65             $205           $357            $798

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Treasury Plus Money Market Fund

The Fund's objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund's approach

The Fund invests in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities issued or guaranteed by the U.S. Treasury as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the Treasury Plus Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since the Fund was launched in 1994. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__

Average annual total returns
For the periods ending December 31, 1997:


                            Past 1 year                Since inception 4/20/94
Premier Shares              _____%                     _____%



Fees and expenses

You don't have to pay any sales charge when you buy or sell Premier shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.

                                                                                               Total Fund
Class of shares             Investment        Distribution       Shareholder      Other        fees and
                            advisory fee      (12b-1) fees       service fee      expenses     expenses
Premier Shares              0.10%             0.00%              0.25%            0.14%        0.49%

[Sidenote]

The actual shareholder service fee currently is expected to be 0.24%, other expenses are expected to be 0.11% and the total fees and expenses are expected not to exceed 0.45%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.



Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:

Number of years:                1              3              5              10
Costs:                         $50            $157           $274           $616

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Federal Money Market Fund

The Fund's objective

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

The Fund's approach

The Fund invests primarily in:

o direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

o debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The Fund does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the Federal Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since the Fund was launched in 1994. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__


Average annual total returns
For the period ending December 31, 1997:


                            Past 1 year     Since inception 5/9/94
Premier Shares              _____%          _____%

Fees and expenses

You don't have to pay any sales charge when you buy or sell Premier shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.


                                                                                               Total Fund
Class of shares             Investment        Distribution       Shareholder      Other        fees and
                            advisory fee      (12b-1) fees       service fee      expenses     expenses
Premier Shares              0.10%             0.00%              0.25%            0.15%        0.50%



The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:

Number of years:            1               3               5               10
Costs:                     $51             $160            $280            $628

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

U.S. Government Money Market Fund

The Fund's objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund's approach

The Fund invests substantially all its assets in:

o debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

o  repurchase agreements using these securities as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating or ratings. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the U.S. Government Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since 1988. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__


Average annual total returns

For the periods ending December 31, 1997:


                            Past 1 year                Past 5 years                      Past 10 years
Premier Shares              _____%                     _____%                            _____%

Fees and expenses

You don't have to pay any sales charge when you buy or sell Premier shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.

                                                                                               Total Fund
Class of shares             Investment        Distribution       Shareholder      Other        fees and
                            advisory fee      (12b-1) fees       service fee      expenses     expenses
Premier Shares              0.10%             0.10%              0.25%            0.14%        0.59%

[Sidenote]

The actual 12b-1 fee is currently expected to be 0.06%, the shareholder service fee currently is expected to be 0.15% and the total fees and expenses are expected not to exceed 0.45%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:

Number of years:                          1           3           5          10
Costs:                                   $60        $189        $329        $738

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Cash Management Fund

The Fund's objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund's approach

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

o high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

o  debt securities issued or guaranteed by qualified banks. These are:

   o U.S. banks with more than $1 billion in total assets and foreign branches of these banks

   o foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.

   o other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing

o securities issued or guaranteed by the U.S. Government, its agencies or authorities

o  securities backed by assets

o  repurchase agreements

The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match US standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the Cash Management Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since the predecessor of the Fund was launched in 1989. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Footnote: On May 3, 1996, the Hanover Cash Management Fund merged into Cash Management Fund. The Fund's performance figures for the periods before that date are for the Hanover fund.


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__


Average annual total returns
For the periods ending December 31, 1997:



                            Past 1 year                Past 5 years          Since inception 1/17/89
Premier Shares              _____%                     _____%                _____%



Fees and expenses

You don't have to pay any sales charge when you buy or sell Premier shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.


                                                                                               Total Fund
Class of shares             Investment        Distribution       Shareholder      Other        fees and
                            advisory fee      (12b-1) fees       service fee      expenses     expenses
Premier Shares              0.10%             0.00%              0.25%            0.16%        0.51%

[Sidenote]

The actual shareholder service fee currently is expected to be 0.19% and the total fees and expenses are expected not to exceed 0.45%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:

Number of years:                           1           3           5          10
Costs:                                   $52        $164        $285        $640

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Prime Money Market Fund

The Fund's objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund's approach

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

o high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

o  debt securities issued or guaranteed by qualified banks. These are:

   o U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

   o foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.

   o other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing

o securities issued or guaranteed by the U.S. Government, its agencies or authorities

o  securities backed by assets

o  repurchase agreements

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match US standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the Prime Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since the Fund's launch in 1993. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__


Average annual total returns
For the periods ending December 31, 1997:


                            Past one year              Since inception 11/15/93
Premier shares              _____%                     _____%



Fees and expenses

You don't pay any sales charges when you buy or sell Premier shares of the Fund. The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.


                                                                                               Total Fund
Class of shares             Investment        Distribution       Shareholder      Other        fees and
                            advisory fee      (12b-1) fees       service fee      expenses     expenses
Premier Shares              0.10%             0.00%              0.25%            0.14%        0.49%

[Sidenote]

The actual shareholder service fee for Premier shares currently is expected to be 0.21% and the total fees and expenses are expected not to exceed 0.45%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:

Number of years:                          1           3           5          10
Costs:                                   $50        $157        $274        $616


This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Tax Free Money Market Fund

The Fund's objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The Fund's approach

Under normal market conditions, the fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the alternative minimum tax on individuals. .

As a fundamental policy, the Fund will invest at least 80% of its assets in municipal obligations. The remaining 20% of assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt the its ability to preserve capital and liquidity.

Some municipal obligations, including municipal lease obligations, carry additional risk. Under some circumstances, municipal obligations do not pay interest unless the municipality's legislature authorizes money for that purpose.. They may be difficult to trade and interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the municipalities have problems with the banking or financial sector.

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk that securities backed by U.S. institutions, in part, because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the Tax Free Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied since 1988. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__


Average annual total returns
For the periods ending December 31, 1997:


                        Past 1 year            Past 5 years        Past 10 years
Premier Shares          _____%                 _____%              _____%



Fees and expenses

You don't have to pay any sales charge when you buy or sell Premier shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.

                                                                                               Total Fund
Class of shares             Investment        Distribution       Shareholder      Other        fees and
                            advisory fee      (12b-1) fees       service fee      expenses     expenses
Premier Shares              0.10%             0.00%              0.25%            0.18%        0.53%



The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:

Number of years:                          1           3           5          10
Costs:                                   $54        $170        $296        $665

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Premier Share outstanding throughout the period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

             VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND


                                                             Year         Year        6/3/96*
                                                            ended         ended       through
                                                           8/31/98       8/31/97      8/31/96
                                                          ---------     ---------    ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ....................                $ 1.00       $ 1.00
                                                                         ------       ------
 Income from Investment Operations:
  Net Investment Income .................................                 0.048        0.011
                                                                         -------      -------
 Less Distributions:
  Dividends from Net Investment Income ..................                 0.048        0.011
                                                                         -------      -------
Net Asset Value, End of Period ..........................                $ 1.00       $ 1.00
                                                                         =======      =======
TOTAL RETURN                                                               4.91%        1.11%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) ................                $5,643       $  227
 Ratio of Expenses to Average Net Assets# ...............                  0.55%        0.42%
 Ratio of Net Investment Income to Average Net Assets#                     4.80%        3.45%
 Ratio of Expenses without waivers and assumption of
   expenses to Average Net Assets# ......................                  0.80%        0.42%
 Ratio of Net Investment Income without waivers and
   assumption of expenses to Average Net Assets# ........                  4.55%        3.45%


* Commencement of offering shares.
# Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Premier Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                     VISTA TREASURY PLUS MONEY MARKET FUND



                                                                               Year ended                             4/22/94*
                                                           -----------------------------------------------------      through
                                                           8/31/98       8/31/97        8/31/96        8/31/95        8/31/94
                                                           -------       -------        -------        -------        -------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period  ..................                 $   1.00       $  1.00        $   1.00       $    1.00
                                                                        ---------      --------       ---------      ----------
 Income from Investment Operations:
  Net Investment Income   ..............................                    0.049         0.050           0.050           0.014
                                                                        ---------      ---------      ----------     ----------
 Less Distributions:
  Dividends from Net Investment Income   ...............                    0.049         0.050           0.050           0.014
                                                                        ---------      ---------      ----------     ----------
Net Asset Value, End of Period  ........................                 $   1.00       $  1.00        $   1.00       $    1.00
                                                                        =========      =========      ==========     ==========
TOTAL RETURN                                                                 4.98%         5.07%           5.17%           1.37%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) ...............                 $131,334      $106,011        $ 18,572       $      36
 Ratio of Expenses to Average Net Assets#   ............                     0.51%         0.52%           0.50%           0.49%
 Ratio of Net Investment Income to
   Average Net Assets# .................................                     4.88%         4.85%           5.23%           3.85%
 Ratio of Expenses without waivers and assumption of
   expenses to Average Net Assets# .....................                     0.53%         0.63%           1.57%           0.89%
 Ratio of Net Investment Income without waivers and
   assumption of expenses to Average Net Assets#  ......                     4.86%         4.74%           4.16%           3.46%


* Commencement of offering shares.
# Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Premier Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                        VISTA FEDERAL MONEY MARKET FUND



                                                                              Year ended                              4/22/94*
                                                           ----------------------------------------------------       through
                                                           8/31/98      8/31/97        8/31/96        8/31/95         8/31/94
                                                           -------      -------        -------        -------         -------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period  ..................                $   1.00      $   1.00       $   1.00        $   1.00
                                                                       ---------      --------       --------       ----------
 Income From Investment Operations:
  Net Investment Income   ..............................                   0.050         0.050          0.053           0.015
                                                                       ---------      ---------      ---------      ----------
 Less Distributions:
  Dividends from Net Investment Income   ...............                   0.050         0.050          0.053           0.015
                                                                       ---------      ---------      ---------      ----------
Net Asset Value, End of Period  ........................                $   1.00      $   1.00       $   1.00        $   1.00
                                                                       =========      =========      =========      ==========
TOTAL RETURN                                                                5.12%         5.14%          5.40%           1.47%
Ratios/Supplemental Data:
 Net Assets, end of Period (000 omitted) ...............                $399,644      $248,757       $148,512        $ 55,768
 Ratio of Expenses to Average Net Assets#   ............                    0.50%         0.50%          0.49%           0.35%
 Ratio of Net Investment Income to
   Average Net Assets# .................................                    5.01%         4.99%          5.32%           4.38%
 Ratio of Expenses without waivers and assumption of
   expenses to Average Net Assets# .....................                    0.52%         0.52%          0.59%           0.74%
 Ratio of Net Investment Income without waivers and
   assumption of expenses to Average Net Assets#  ......                    4.99%         4.97%          5.22%           4.00%


* Commencement of offering shares.
# Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Premier Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, for each of the periods commencing subsequent to June 30, 1992, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders. Periods ended prior to July 1, 1992 were audited by other independent accountants.


                  VISTA U.S. GOVERNMENT MONEY MARKET FUND(1)
--------------------------------------------------------------------------------

                                                                   Year Ended                   11/1/93                   7/1/92
                                                ---------------------------------------------   through      Year Ended   through
                                                 8/31/98     8/31/97      8/31/96     8/31/95   8/31/94**     10/31/93    10/31/92*
                                                --------    ---------    --------    --------   ---------   -----------    --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period .........               $   1.00    $   1.00    $   1.00   $   1.00    $     1.00     $   1.00
                                                            ---------    --------    --------   --------    ----------     --------
 Income from Investment Operations:
  Net Investment Income  .....................                  0.050       0.050       0.052      0.027         0.027        0.010
                                                            ---------    --------    --------   --------    ----------     --------
 Less Distributions:
  Dividends from Net Investment Income  ......                  0.050       0.050       0.052      0.027         0.027        0.010
                                                            ---------    --------    --------   --------    ----------     --------
Net Asset Value, End of Period ...............               $   1.00    $   1.00    $   1.00   $   1.00    $     1.00     $   1.00
                                                            =========    ========    ========   ========    ==========     ========
TOTAL RETURN                                                     5.08%       5.15%       5.31%      2.70%         2.70%        0.98%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted)   ...               $836,520    $801,665    $763,609   $545,999    $1,609,704     $108,505
 Ratio of Expenses to Average Net Assets#  ...                   0.55%       0.55%       0.55%      0.55%         0.55%        0.58%
 Ratio of Net Income to Average
  Net Assets#   ..............................                   4.97%       5.04%       5.22%      3.13%         2.66%        2.87%
 Ratio of Expenses without waivers and
  assumption of expenses to Average
  Net Assets#   ..............................                   0.60%       0.59%       0.59%      0.61%         0.67%        0.70%
 Ratio of Net Investment Income without
  waivers and assumption of expenses to
  Average Net Assets# ........................                   4.92%       5.00%       5.18%      3.07%         2.54%        2.75%

VISTA U.S. GOVERNMENT MONEY MARKET FUND(1)

--------------------------------------------------------------------------------

(1) Trinity Government Fund and Vista U.S. Government Money Market Fund each reorganized as a new ortfolio of Mutual Fund Group effective January 1, 1993 in a tax-free reorganization, and subsequently were reorganized into the Trust on October 28, 1994. The new portfolio was named Vista U.S. Government Money Market Fund.

 (3)  Includes $0.001 short-term capital gain per share.
   * In 1992 the Trinity Government Fund, the predecessor to the Vista U.S. Government Money Market Fund, changed its fiscal year-end from June 30 to October 31.
  ** In 1994 the U.S. Government Money Market Fund changed its fiscal year-end from October 31 to August 31.
   #  Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Premier Share outstanding throughout the period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                          VISTA CASH MANAGEMENT FUND


                                                                    Year           Year         5/6/96*
                                                                   ended          ended         through
                                                                  8/31/98        8/31/97        8/31/96
                                                                 ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period  ........................                   $  1.00        $   1.00
 Income from Investment Operations:
  Net Investment Income   ....................................                     0.051           0.016
 Less Dividends from Net Investment Income
 ............................................................                      0.051           0.016
Net Asset Value, End of Period  ..............................                   $  1.00        $   1.00
                                                                                 ========       ========
TOTAL RETURN                                                                        5.18%           1.61%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) .....................                   $375,485       $433,302
 Ratio of Expenses to Average Net Assets#   ..................                      0.50%           0.50%
 Ratio of Net Investment Income to Average Net Assets#  ......                      5.07%           4.93%
 Ratio of Expenses without waivers and assumption of
   expenses to Average Net Assets# ...........................                      0.51%           0.52%
 Ratio of Net Investment Income without waivers and
   assumption of expenses to Average Net Assets#  ............                      5.06%           4.91%


* Commencement of offering shares.
# Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Premier Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                         VISTA PRIME MONEY MARKET FUND


                                                                     Year ended                         11/15/93*
                                                  ------------------------------------------------      through
                                                   8/31/98      8/31/97      8/31/96      8/31/95       8/31/94
                                                  ---------    --------     --------      -------       --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ............              $   1.00     $   1.00      $  1.00       $  1.00
                                                               --------     --------      -------       --------
 Income from Investment Operations:
  Net Investment Income  ........................                 0.052        0.052        0.053         0.027
  Net Realized Loss on Securities ...............                    --           --       (0.003)           --
                                                               --------     --------      -------       -------
  Total Income from Investment Operations  ......                 0.052        0.052        0.050         0.027
 Voluntary Capital Contribution   ...............                    --           --        0.003            --
                                                               --------     --------      -------       -------
 Less Distributions:
  Dividends from Net Investment Income  .........                 0.052        0.052        0.053         0.027
                                                               --------     --------      -------       -------
Net Asset Value, End of Period ..................              $   1.00     $   1.00      $  1.00       $  1.00
                                                               ========     ========      =======       =======
TOTAL RETURN                                                       5.34%        5.32%        5.44%         2.75%
Ratios/Supplemental Data:
 Net Assets, end of Period (000 omitted)   ......              $499,308     $418,736      $62,737       $73,253
 Ratio of Expenses to Average Net Assets#  ......                  0.45%        0.45%        0.45%         0.45%
 Ratio of Net Investment Income to
   Average Net Assets#   ........................                  5.17%        5.18%        5.24%         3.15%
 Ratio of Expenses without waivers and assumption
   of expenses to Average Net Assets#   .........                  0.53%        0.51%        0.65%         0.56%
 Ratio of Net Investment Income without waivers
   and assumption of expenses to Average
   Net Assets#  .................................                  5.09%        5.12%        5.04%         3.04%


* Commencement of operations.
# Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Premier Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                        VISTA TAX FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


                                                      Year        Year        Year        Year       11/1/93    Year Ended
                                                     Ended        Ended       Ended       Ended      through    ----------
                                                    8/31/98     8/31/97     8/31/96     8/31/95      8/31/94**   10/31/93
                                                   ---------    --------    --------    --------     --------    ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ............               $   1.00    $   1.00    $   1.00     $   1.00    $   1.00
                                                                --------    --------    --------     --------    --------
 Income from Investment Operations:
  Net Investment Income .........................                  0.032       0.031       0.032        0.018       0.022
                                                                --------    --------    --------     --------    --------
 Less Distributions:
  Dividends from Net Investment Income                             0.032       0.031       0.032        0.018       0.022
                                                                --------    --------    --------     --------    --------
Net Asset Value, End of Period ..................               $   1.00    $   1.00    $   1.00     $   1.00    $   1.00
                                                                ========    ========    ========     ========    ========
TOTAL RETURN                                                        3.19%       3.12%       3.29%        1.79%       2.21%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ........               $104,759    $145,221    $148,436     $229,306    $225,791
 Ratio of Expenses to Average Net Assets# .......                   0.53%       0.58%       0.56%        0.55%       0.55%
 Ratio of Net Investment Income to
  Average Net Assets# ...........................                   3.13%       3.08%       3.21%        2.11%       2.16%
 Ratio of Expenses without waivers and
  assumption of expenses to Average
  Net Assets# ...................................                   0.53%       0.73%       0.84%        0.78%       0.79%
 Ratio of Net Investment Income without
  waivers and assumption of expenses to
  Average Net Assets# ...........................                   3.13        2.92%       2.93%        1.89%       1.92%




**  In 1994 the Tax Free Money Market Fund changed its fiscal year-end from October 31 to August 31.
#   Short periods have been annualized.

The Fund's investment adviser

The Chase Manhattan Bank (Chase) is the investment adviser to the Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase and its predecessors have more than a century of money management experience.


For the fiscal year ended August 31, 1998, Chase was paid an advisory fee of 0.10% of the average daily net assets of each Fund.


Chase Asset Management, Inc. is the sub-adviser to every Fund except the Cash Management Fund and the Tax Free Money Market Fund. Chase Asset Management is a wholly-owned subsidiary of Chase. It makes the day-to-day investment decisions for the Funds.

Chase Bank of Texas, National Association (Chase Texas) is the sub-adviser to the Cash Management Fund and the Tax Free Money Market Fund. Chase Texas and its predecessor has been in the investment counseling business since 1987. It is a wholly-owned subsidiary of The Chase Manhattan Corporation and makes the day-to-day investment decisions for the Funds.

[Sidenote:]

The Year 2000

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning on January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly.

How your account works

Buying Fund shares

You don't pay any sales charge (sometimes called a load) when you buy shares in these funds. The price you pay for your shares is the net asset value per share
(NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of 4:00 p.m. Eastern time, each day the Funds are accepting purchase orders. When certain automated share purchase programs are introduced, we'll also calculate the NAV at 6:00 p.m. for Funds available through those programs. You'll pay the next NAV calculated after the Chase Vista Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by the Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price, but we may process it that day. If you pay by check before the cut-off time, we'll generally process your order the next day the Fund is open for business. Normally, the cut-off (in Eastern time) is:

100% U.S. Treasury Securities Money Market Fund                        Noon
Tax Free Money Market Fund                                             Noon
Federal Money Market Fund                                              2:00 p.m.
U.S. Government Money Market Fund                                      4:00 p.m.
Cash Management Fund                                                   4:00 p.m.
Prime Money Market Fund                                                4:00 p.m.
Treasury Plus Money Market Fund                                        4:00 p.m.

If you buy through an agent and not directly from the Chase Vista Funds Service Center, the agent could set earlier cut-off times. Each Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account.

The Funds have the right to reject any purchase order.

Box:

To open an account, buy or sell shares or get Fund information, call:
The Vista Service Center
1-800-62-CHASE  [End box]

Qualified investors

Premier shares are available only to qualified investors. These are defined as institutions, trusts, partnerships, corporations and certain retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which has investment authority over such accounts.

Minimum investments

First time investors must buy a minimum $100,000 worth of Premier Shares in a Fund to open an account. There are no minimum levels for subsequent purchases, but you must always have at least $100,000 in your account.

Make your check out to Chase Vista Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check has cleared, which could take 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. That could take more than seven business days. Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the Chase Vista Funds Service Center doesn't receive payment by 4:00 Eastern time on the day you buy.

Opening your account and buying shares

--------------------------------------------------------------------------------
Through your investment       Tell your representative which Funds you want to
representative                buy and he or she will contact us. Your
                              representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your representative may set different minimum investments and earlier cut-off times.

--------------------------------------------------------------------------------

Selling Fund shares

You can sell your shares on any day the Chase Vista Funds Service Center is open for trading, either directly to the Fund or through your investment representative. You'll receive the next NAV calculated after the Chase Vista Funds Service Center accepts your order.

Under normal circumstances, if your request is received before the Fund's cut-off time, the Fund will send you the proceeds the next business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You'll need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

Selling shares

--------------------------------------------------------------------------------
Through your investment       Tell your representative which Funds you want to
representative                sell. He or she will send the necessary documents
                              to the Fund. Your representative might charge you for this service.

--------------------------------------------------------------------------------
Through the Chase Vista       Call 1-800-62-CHASE. We will mail you a check or
Funds Service Center          send the proceeds via electronic transfer or wire.
                              If you have changed your address of record within the previous 30 days or if you sell $25,000 or more worth of Funds by phone, we'll send the proceeds by electronic transfer or by wire only to the bank account on our records. We charge $10 for each transaction by wire.

                              or

                              Send a signed letter with your instructions to :

                              Chase Vista Funds Service Center,
                              P.O. Box 419392
                              Kansas City, MO 64141-6392

--------------------------------------------------------------------------------

Distribution arrangements


Vista Fund Distributors Inc. (VFD) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with The Chase Manhattan Bank. The U.S. Government Money Market Fund has adopted a Rule 12b-1 distribution plan under which it pays up to 0.10% of its Premier Class assets in distributor fees. This payment covers such things as payments for services provided by broker-dealers and expenses connected to sale of shares. Payments are not tied to the amount of actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.


VFD may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Chase Vista Funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater for entertainment for broker dealers and their guests; and reimbursement for travel expenses, including hotel and meals, in connection with attending training and educational meetings inside and outside the U.S.


VFD may, in accordance with objective criteria, pay more to some broker dealers for certain services or activities promoting the sale of Fund shares. Sometimes these payments are made only to those broker dealers whose employees have sold or may sell significant amounts of shares of the Funds or other Chase Vista Funds. VFD pays these amounts outs of compensation it receives from the Funds.


Other information concerning the funds

We may close you account if the balance falls below $100,000 because you've sold shares. We may also close the account if you fail to meet investment minimums in 12 months. We'll give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the Chase Vista Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

The Trust has agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Premier Shares of each Fund held by investors serviced by the shareholder servicing agent.

Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates only to Premier shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive different amount for each class.


Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

Distributions and taxes

The Funds can make money two ways. They can earn income and they can realize capital gains by selling investments for more than they paid. The fund deducts any expenses then pays out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. We distribute any short-term capital gains at least annually. The Funds do not expect to make long-term capital gains.

Dividends are usually taxable as ordinary income at the federal, state and local levels. There are exceptions. Dividends of tax-exempt interest income by the Tax Free Funds are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on dividends earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Distributions of capital gains are taxable as long term gains no matter how long you held your shares. This is true whether you receive the payments in cash or reinvest them in shares of the fund.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in these Funds. Please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

Shareholder services

Check Writing

Check writing privileges are available for the Premier shares. Each check you write must be for at least $2,500. Checks written on joint accounts require only one signature.

Exchange privileges

You can exchange your Premier shares for shares in certain other Chase Vista funds. We'll sell your funds at the current net asset value and use the proceeds to buy your new shares. Carefully read the prospectus of the fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements and may have to pay a sales charge. Call 1-800-62-CHASE for details.

Systematic Investment

You can also set up a systematic exchange program to automatically exchange shares on a regular basis. It's a free service.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

You cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund.

Exchange by phone

You may also use our Telephone Exchange Privilege. You can get information by contacting the Chase Vista Funds Service Center or your investment representative.

What the terms mean

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

Distribution fee: covers the cost of the distribution system used to sell shares to the public.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Investment advisory fee: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

Other expenses: miscellaneous items, including transfer agency, custody and registration fees.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

Shareholder service fee: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

Variable rate securities: Securities whose interest rates are periodically adjusted.

[Back Cover Page]

More information

You'll find more information about the Funds in the following documents:

Annual and semi-annual reports

Our annual and semi-annual reports contain more information about each Fund's investments and performance.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Funds and their policies. By law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-62-CHASE or writing to:

Chase Vista Funds Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

If you buy your shares through an institution, you may contact your institution for more information.

You can also find information online at www.chasevista.com on the internet.

You can write the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC 20549-6009.
1-800-SEC-0330

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.


The Fund's Investment Company Act File No. is 811-8358

Chase Vista Funds
Money Market prospectus



[Front cover page]

Chase Vista Funds

Prospectus
December 29, 1998

100% U.S. Treasury Securities Money Market Fund
Treasury Plus Money Market Fund
Federal Money Market Fund
U.S. Government Money Market Fund
Cash Management Fund
Prime Money Market Fund
Tax Free Money Market Fund

Institutional Class Shares

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of shares of any of the Funds as an investment or determined if this prospectus is accurate or complete. It is a crime to indicate otherwise.

Contents

Information about the Funds                          x
    100% U.S. Treasury Securities
             Money Market Fund                       x
    Treasury Plus Money Market Fund                  x
    Federal Money Market Fund                        x
    U.S. Government Money Market Fund                x
    Cash Management Fund                             X
    Prime Money Market Fund                          x
    Tax Free Money Market Fund                       x

How to invest in the Funds                           x
    How sales charges work                           X
    Buying and selling shares                        X

        How to buy shares                            X
        How to sell shares                           X

    Dividends, distributions and taxes               x

Shareholder services                                 x

How to reach us                                      x

Financial highlights of the Funds                    x

Information about the Funds

100% U.S. Treasury Securities Money Market Fund

The Fund's objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety.

The Fund's approach

The Fund invests in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government and it does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and market sectors.

The Fund seeks to maintain a net asset value of $1.00 per share.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the 100% U.S. Treasury Securities Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since the predecessor of the Fund was launched in 1991. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Footnote: On May 3, 1996, the Hanover 100% Treasury Securities Money Market Fund merged into the 100% U.S. Treasury Securities Money Market Fund. The Fund's performance figures for the period before that date are for the Hanover fund.


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__


Average annual total returns
For the periods ending December 31, 1997:


                            Past 1 year                Past 5 years          Since inception 7/1/91
Institutional Shares        _____%                     _____%                _____%

Fees and expenses

You don't have to pay any sales charge when you buy or sell Institutional shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.



                                                                                               Total Fund
Class of shares             Investment        Distribution       Shareholder      Other        fees and
                            advisory fee      (12b-1) fees       service fee      expenses     expenses
Institutional Shares        0.10%             0.00%              0.10%            0.14%        0.34%



[Sidenote]


The actual Shareholder Servicing Fee currently is expected to be 0.06%, other expenses are expected to be 0.10% and the total fees and expenses are not expected to exceed 0.26%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:


Number of years:                            1          3           5         10
Costs:                                    $35        $109       $191       $431


This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Treasury Plus Money Market Fund

The Fund's objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund's approach

The Fund invests in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities issued or guaranteed by the U.S. Treasury as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the Treasury Plus Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since the Fund was launched in 1994. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__

Average annual total returns
For the periods ending December 31, 1997:


                            Past 1 year                Since inception 4/20/94
Institutional Shares        _____%                     _____%



Fees and expenses

You don't have to pay any sales charge when you buy or sell Institutional shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.



                                                                                               Total Fund
Class of shares             Investment        Distribution       Shareholder      Other        fees and
                            advisory fee      (12b-1) fees       service fee      expenses     expenses
Institutional Shares        0.10%             0.00%              0.10%            0.13%        0.33%


[Sidenote]


The actual Shareholder Servicing Fee currently is expected to be 0.06%, other expenses are expected to be 0.10% and the total fees and expenses are not expected to exceed 0.26%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:


Number of years:                           1          3           5          10
Costs:                                    $34       $106        $185        $418


This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Federal Money Market Fund

The Fund's objective

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

The Fund's approach

The Fund invests primarily in:

o direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

o debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The Fund does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the Federal Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since the Fund was launched in 1994. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__

Average annual total returns
For the period ending December 31, 1997:


                            Past 1 year     Since inception 5/9/94
Institutional Shares        _____%          _____%


Fees and expenses

You don't have to pay any sales charge when you buy or sell Institutional shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.


                                                                                               Total Fund
Class of shares             Investment        Distribution       Shareholder      Other        fees and
                            advisory fee      (12b-1) fees       service fee      expenses     expenses
Institutional Shares        0.10%             0.00%              0.10%            0.16%        0.36%

The actual Shareholder Servicing Fee currently is expected to be 0.00% and the total fees and expenses are not expected to exceed 0.26%. That's because The Chase Manhattan and (Chase) and some of the other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:

Number of years:                           1          3           5          10
Costs:                                    $37       $116        $202        $456

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

U.S. Government Money Market Fund

The Fund's objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund's approach

The Fund invests substantially all its assets in:

o debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

o  repurchase agreements using these securities as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating or ratings. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.


The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the U.S. Government Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since 1988. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__


Average annual total returns

For the periods ending December 31, 1997:
0



                            Past 1 year                Past 5 years                      Past 10 years
Institutional Shares        _____%                     _____%                            _____%

Fees and expenses

You don't have to pay any sales charge when you buy or sell Institutional shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.


                                                                                               Total Fund
Class of shares             Investment        Distribution       Shareholder      Other        fees and
                            advisory fee      (12b-1) fees       service fee      expenses     expenses
Institutional Shares        0.10%             0.00%              0.10%            0.13%        0.33%



The actual Shareholder Servicing Fee currently is expected to be 0.03% and the total fees and expenses are not expected to exceed 0.26%. That's because The Chase Manhattan and (Chase) and some of the other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:


Number of years:                            1          3           5          10
Costs:                                    $34       $106        $185        $418


This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Cash Management Fund

The Fund's objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund's approach

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

o high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

o  debt securities issued or guaranteed by qualified banks. These are:

   o U.S. banks with more than $1 billion in total assets and foreign branches of these banks

   o foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.

   o other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing

o securities issued or guaranteed by the U.S. Government, its agencies or authorities

o  securities backed by assets

o  repurchase agreements

The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match US standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the Cash Management Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since the predecessor of the Fund was launched in 1989. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Footnote: On May 3, 1996, the Hanover Cash Management Fund merged into Cash Management Fund. The Fund's performance figures for the periods before that date are for the Hanover fund.


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__


Average annual total returns
For the periods ending December 31, 1997:


                            Past 1 year                Past 5 years          Since inception 1/17/89
Institutional Shares        _____%                     _____%                _____%



Fees and expenses

You don't have to pay any sales charge when you buy or sell Institutional shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.


                                                                                               Total Fund
Class of shares             Investment        Distribution       Shareholder      Other        fees and
                            advisory fee      (12b-1) fees       service fee      expenses     expenses
Institutional Shares        0.10%              0.00%             0.10%            0.14%        0.34%



The actual Shareholder Servicing Fee currently is expected to be 0.02% and the total fees and expenses are not expected to exceed 0.26%. That's because The Chase Manhattan and (Chase) and some of the other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.



The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:


Number of years:                            1          3           5          10
Costs:                                    $35        $109       $191        $431


This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Prime Money Market Fund

The Fund's objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund's approach

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

o high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

o  debt securities issued or guaranteed by qualified banks. These are:

o U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

   o foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.

   o other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing

o securities issued or guaranteed by the U.S. Government, its agencies or authorities

o  securities backed by assets

o  repurchase agreements

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match US standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the Prime Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since the Fund's launch in 1993. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__


Average annual total returns
For the periods ending December 31, 1997:


                            Past one year              Since inception 11/15/93
Institutional shares        _____%                     _____%



Fees and expenses

You don't have to pay any sales charge when you buy or sell Institutional shares of the fund. The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.


                                                                                               Total Fund
Class of shares             Investment        Distribution       Shareholder      Other        fees and
                            advisory fee      (12b-1) fees       service fee      expenses     expenses
Institutional Shares        0.10%              0.00%             0.10%            0.14%        0.34%

The Shareholder Servicing Fee currently is expected to be 0.02% and the total fees and expenses are not expected to exceed 0.26%. That's because The Chase Manhattan and (Chase) and some of the other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:


Number of years:                            1          3           5          10
Costs:                                    $35       $109        $191        $431



This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Tax Free Money Market Fund

The Fund's objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The Fund's approach

Under normal market conditions, the fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the alternative minimum tax on individuals. .

As a fundamental policy, the Fund will invest at least 80% of its assets in municipal obligations. The remaining 20% of assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt the its ability to preserve capital and liquidity.

Some municipal obligations, including municipal lease obligations, carry additional risk. Under some circumstances, municipal obligations do not pay interest unless the municipality's legislature authorizes money for that purpose.. They may be difficult to trade and interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the municipalities have problems with the banking or financial sector.

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk that securities backed by U.S. institutions, in part, because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the Tax Free Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied since 1988. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]


Best quarter:                       _____%, xth quarter, 19__
Worst quarter:                      _____%, xth quarter, 19__


Average annual total returns
For the periods ending December 31, 1997:


                            Past 1 year          Past 5 years      Past 10 years
Institutional Shares        _____%               _____%            _____%



Fees and expenses

You don't have to pay any sales charge when you buy or sell Institutional shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.


                                                                                               Total Fund
Class of shares             Investment        Distribution       Shareholder      Other        fees and
                            advisory fee      (12b-1) fees       service fee      expenses     expenses
Institutional Shares        0.10%             0.00%              0.10%            0.16%        0.36%



The actual Shareholder Servicing Fee currently is expected to be 0.00% and the total fees and expenses are not expected to exceed 0.26%. That's because The Chase Manhattan and (Chase) and some of the other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o  you invest $10,000

o  you sell all your shares at the end of the period

o  your investment has a 5% return each year, and

o  the Fund's operating expenses remain the same as shown above.

Your costs would be:


Number of years:                           1          3           5          10
Costs:                                    $37       $116        $202        $456


This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Institutional Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

             VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND


                                                                     Year           Year        6/3/96*
                                                                    ended          ended        through
                                                                   8/31/98        8/31/97       8/31/96
                                                                  ---------      --------      ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period  ........................                    $   1.00      $   1.00
 Income from Investment Operations:
   Net Investment Income  ....................................                       0.051         0.012
 Less Distributions:
   Dividends from net investment income  .....................                       0.051      $   0.12
                                                                                 =========     =========
Net Asset Value, End of Period  ..............................                    $   1.00      $   1.00
TOTAL RETURN                                                                          5.20%         1.23%
                                                                                 =========     =========
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) .....................                    $ 81,273      $      1
 Ratio of Expenses to Average Net Assets#   ..................                        0.27%         0.21%
 Ratio of Net Investment Income to Average Net Assets#  ......                        5.06%         3.65%
 Ratio of Expenses without waivers and assumption of expenses
   to Average Net Assets# ....................................                        0.27%         0.21%
 Ratio of Net Investment Income without waivers and assumption
   of Expenses to Average Net Assets# ........................                        5.06%         3.65%


* Commencement of offering shares.
# Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Institutional Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                     VISTA TREASURY PLUS MONEY MARKET FUND


                                                             Year           Year           Year           Year       4/20/94*
                                                            ended           ended          ended         ended        through
                                                           8/31/98        8/31/97        8/31/96        8/31/95       8/31/95
                                                          ---------      ---------      ---------      --------      -------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period  ..................                 $   1.00       $   1.00       $  1.00       $  1.00
                                                                         --------       --------       -------       -------
 Income From Investment Operations:
   Net Investment Income  ..............................                    0.051          0.052         0.053         0.014
                                                                         --------       --------       -------       -------
 Less Distributions:
   Dividends from Net Investment Income  ...............                    0.051          0.052         0.053         0.014
                                                                         --------       --------       -------       -------
Net Asset Value, End of Period  ........................                 $   1.00       $   1.00       $  1.00       $  1.00
                                                                         ========       ========       =======       =======
TOTAL RETURN                                                                 5.24%          5.29%         5.36%         1.45%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ...............                 $291,546       $188,513       $17,636       $14,976
 Ratio of Expenses to Average Net Assets#   ............                     0.26%          0.30%         0.32%         0.32%
 Ratio of Net Investment Income to
   Average Net Assets# .................................                     5.16%          5.11%         5.21%         3.93%
 Ratio of Expenses without waivers and
   assumption of expenses to Average Net Assets#  ......                     0.26%          0.38%         0.89%         0.53%
 Ratio of Net Investment Income without waivers and
   assumption of Expenses to Average Net Assets#  ......                     5.16%          5.03%         4.64%         3.72%


* Commencement of operations.
# Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Institutional Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                        VISTA FEDERAL MONEY MARKET FUND


                                                         Year          Year         Year         Year       4/20/94*
                                                        ended          ended        ended        ended      through
                                                       8/31/98       8/31/97      8/31/96      8/31/95      8/31/94
                                                      ---------     ---------    ---------    ---------    ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ...............                 $   1.00     $   1.00     $   1.00     $    1.00
                                                                    ---------    ---------    ---------    ----------
 Income From Investment Operations:
   Net Investment Income ...........................                    0.052        0.052        0.054         0.015
                                                                    ---------    ---------    ---------    ----------
 Less Distributions:
   Dividends from Net Investment Income ............                    0.052        0.052        0.054         0.015
                                                                    ---------    ---------    ---------    ----------
Net Asset Value, End of Period .....................                 $   1.00     $   1.00     $   1.00     $    1.00
                                                                    =========    =========    =========    ==========
TOTAL RETURN                                                             5.35%        5.35%        5.57%         1.54%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted)   .........                 $130,659     $141,312     $113,591     $ 117,364
 Ratio of Expenses to Average Net Assets#  .........                     0.27%        0.30%        0.31%         0.30%
 Ratio of Net Investment Income to
   Average Net Assets#   ...........................                     5.23%        5.20%        5.45%         4.26%
 Ratio of Expenses without waivers and
   assumption of expenses to Average Net Assets# ...                     0.27%        0.30%        0.37%         0.49%
 Ratio of Net Investment Income without waivers and
   assumption of expenses to Average Net Assets# ...                     5.23%        5.20%        5.39%         4.06%


* Commencement of operations.
# Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Institutional Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain obtain a copy of this annual report by contacting the Fund. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                    VISTA U.S. GOVERNMENT MONEY MARKET FUND


                                                        Year          Year           Year          Year       12/10/93*
                                                       ended         ended          ended          ended        through
                                                      8/31/98       8/31/97        8/31/96       8/31/95       8/31/94+
                                                     ---------    -----------    -----------    ---------    -----------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period   ............               $     1.00     $     1.00     $   1.00     $   1.00
                                                                  ----------     ----------     --------     --------
 Income from Investment Operations:
   Net Investment Income   ........................                    0.053          0.053        0.055        0.026
                                                                  ----------     ----------     --------     --------
 Less Distributions:
   Dividends from net investment income   .........                    0.053          0.053        0.055        0.026
                                                                  ----------     ----------     --------     --------
Net Asset Value, End of Period   ..................               $     1.00     $     1.00     $   1.00     $   1.00
                                                                  ==========     ==========     ========     ========
TOTAL RETURN                                                            5.40%          5.45%        5.60%        2.61%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted)  .........               $2,955,206     $1,181,763     $466,083     $212,810
 Ratio of Expenses to Average Net Assets# .........                     0.24%          0.27%        0.27%        0.27%
 Ratio of Net Investment Income to
   Average Net Asset#   ...........................                     5.29%          5.30%        5.58%        3.81%
 Ratio of Expenses without waivers and assumption
   of expenses to Average Net Assets#  ............                     0.24%          0.27%        0.28%        0.27%
 Ratio of Net Investment Income without waivers and
   assumption of Expenses to Average Net Assets#                        5.29%          5.30%        5.57%        3.81%


* Commencement of offering shares.
# Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Institutional Share outstanding throughout the period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                          VISTA CASH MANAGEMENT FUND


                                                                    Year          Year         5/6/96*
                                                                   ended          ended        through
                                                                  8/31/98       8/31/97        8/31/96
                                                                 ---------     ---------      ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period  ........................                 $   1.00      $   1.00
 Income from Investment Operations:
   Net Investment Income  ....................................                    0.053         0.017
 Less Distributions:
   Dividends from Net Investment Income  .....................                    0.053         0.017
Net Asset Value, End of Period  ..............................                 $   1.00      $   1.00
                                                                               ========      ========
TOTAL RETURN                                                                       5.45%         1.69%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) .....................                 $924,099      $657,002
 Ratio of Expenses to Average Net Assets#   ..................                     0.24%         0.25%
 Ratio of Net Investment Income to Average Net Asset#   ......                     5.34%         5.22%
 Ratio of Expenses without waivers and assumption of expenses
   to Average Net Assets# ....................................                     0.24%         0.25%
 Ratio of Net Investment Income without waivers and assumption
   of Expenses to Average Net Assets# ........................                     5.34%         5.22%


* Commencement of offering shares.
# Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Institutional Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                         VISTA PRIME MONEY MARKET FUND



                                                             Year          Year           Year          Year       4/26/94*
                                                            ended         ended           ended         ended       through
                                                           8/31/98       8/31/97        8/31/96       8/31/95       8/31/94+
                                                          ---------    -----------     ---------     ---------     -------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period  ..................               $     1.00      $   1.00      $   1.00      $  1.00
                                                                       ----------      --------      --------      -------
 Income From Investment Operations:
   Net Investment Income  ..............................                    0.054         0.054         0.055        0.014
  Net Gains or (Losses) in Securities
    (both realized and unrealized) .....................                       --            --        (0.003)          --
                                                                       ----------      --------      --------      -------
  Total from Investment Operations .....................                    0.054         0.054         0.052        0.014
                                                                       ----------      --------      --------      -------
 Voluntary Capital Contribution ........................                       --            --         0.003           --
                                                                       ----------      --------      --------      -------
 Less Distributions:
   Dividends from Net Investment Income  ...............                    0.054         0.054         0.055        0.014
                                                                       ----------      --------      --------      -------
Net Asset Value, End of Period  ........................               $     1.00      $   1.00      $   1.00      $  1.00
                                                                       ==========      ========      ========      =======
TOTAL RETURN                                                                 5.49%         5.51%         5.62%        1.50%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ...............               $1,347,651      $724,544      $185,640      $57,961
 Ratio of Expenses to Average Net Assets#   ............                     0.25%         0.26%         0.27%        0.27%
 Ratio of Net Investment Income to
   Average Net Assets# .................................                     5.37%         5.33%         5.57%        4.21%
 Ratio of Expenses without waivers and assumption
   of expenses to Average Net Assets# ..................                     0.25%         0.26%         0.35%        0.37%
 Ratio of Net Investment Income without waivers and
   assumption of expenses to Average Net Assets#  ......                     5.37%         5.33%         5.49%        4.11%


* Commencement of offering shares.
# Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Institutional Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                       VISTA TAX FREE MONEY MARKET FUND


                                                          Year         Year        Year        Year      11/1/93*
                                                         ended         ended       ended       ended     through
                                                        8/31/98      8/31/97     8/31/96     8/31/95     8/31/94
                                                       ---------    ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ...............                $   1.00    $   1.00    $   1.00    $   1.00
                                                                    --------    --------    --------    --------
 Income from Investment Operations:
   Net Investment Income ...........................                   0.036       0.034       0.035       0.019
                                                                    --------    --------    --------    --------
 Less Distributions:
   Dividends from Net Investment Income ............                   0.036       0.034       0.035       0.019
                                                                    --------    --------    --------    --------
Net Asset Value, End of Period .....................                $   1.00    $   1.00    $   1.00    $   1.00
                                                                    ========    ========    ========    ========
TOTAL RETURN                                                            3.45%       3.40%       3.53%       1.95%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted)   .........                $286,204    $148,536    $108,494    $110,332
 Ratio of Expenses to Average Net Assets#  .........                    0.26%       0.31%       0.33%       0.34%
 Ratio of Net Investment Income to
   Average Net Assets#   ...........................                    3.41%       3.33%       3.46%       2.38%
 Ratio of Expenses without waivers and assumption
   of expenses to Average Net Assets#   ............                    0.26%       0.31%       0.34%       0.34%
 Ratio of Net Investment Income without waivers and
   assumption of expenses to Average Net Assets# ...                    3.41%       3.33%       3.45%       2.38%

* Commencement of offering shares.
# Short periods have been annualized.

The Fund's investment adviser

The Chase Manhattan Bank (Chase) is the investment adviser to the Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase and its predecessors have more than a century of money management experience.


For the fiscal year ended August 31, 1998, Chase was paid an advisory fee of 0.10% of the average daily net assets of each Fund.


Chase Asset Management Inc. is the sub-adviser to every Fund except the Cash Management Fund and the Tax Free Money Market Fund. Chase Asset Management is a wholly-owned subsidiary of Chase. It makes the day-to-day investment decisions for the Funds.

Chase Bank of Texas, National Association (Chase Texas) is the sub-adviser to the Cash Management Fund and the Tax-Free Money Market Fund. Chase Texas and its predecessor has been in the investment counseling business since 1987 and is a wholly-owned subsidiary of The Chase Manhattan Corporation. It makes the day-to-day investment decisions for the Funds.

[Sidenote:]

The Year 2000

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning on January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly.

How your account works

Buying Fund shares

You don't pay any sales charge (sometimes called a load) when you buy shares in these funds. The price you pay for your shares is the net asset value per share
(NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of 4:00 p.m. Eastern time, each day the Funds are accepting purchase orders. When certain automated share purchase programs are introduced, we'll also calculate the NAV at 6:00 p.m. for Funds available through those programs. You'll pay the next NAV calculated after the Chase Vista Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

Only qualified investors can buy these shares. The list of qualified investors includes institutions, trusts, partnerships, corporations, retirement plans and fiduciary accounts opened by banks, trust companies or thrift institutions which exercise investment authority over such accounts.

You can buy shares only through financial service firms, such as broker-dealers and banks that have an agreement with the Funds. Shares are available on any business day the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by the Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price, but we may process it that day. Normally, the cut-off (in Eastern time) is:

100% U.S. Treasury Securities Money Market Fund                        Noon
Tax Free Money Market Fund                                             Noon
Federal Money Market Fund                                              2:00 p.m.
U.S. Government Money Market Fund                                      4:00 p.m.
Cash Management Fund                                                   4:00 p.m.
Prime Money Market Fund                                                4:00 p.m.
Treasury Plus Money Market Fund                                        4:00 p.m.

If you buy through an agent and not directly from the Chase Vista Funds Service Center, the agent could set earlier cut-off times. The Funds may close earlier a few days each year if the Public Securities Association recommends that the U.S. Government securities market close trading early.

All purchases of Institutional shares must be paid for by federal funds wire. If the Chase Vista Funds Service Center does not receive federal funds by 4:00 p.m. Eastern time on the day of the order, the order will be canceled. Any funds received in connection with late orders will be invested on the following business day.

You must provide a Taxpayer Identification Number when you open an account.

The Funds have the right to reject any purchase order.

Box:
To open an account, buy or sell shares or get Fund information, call:
The Chase Vista Funds Service Center
1-800-62- CHASE
End box

Minimum investments

Investors must buy a minimum $1,000,000 worth of Institutional Shares in a Fund to open an account. There are no minimum levels for subsequent purchases, but you must always have an average of $1,000,000 in your account.

Your financial service firm may charge you a fee and may offer additional services, such as special purchase redemption programs, "sweep" programs, cash advances and redemption checks. Your firm may set different minimum investments and earlier cut-off times.

Selling Fund shares

When you sell your shares you'll receive the next NAV calculated after the Chase Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Funds.

We will need the names of the registered shareholders and the your account number before we can sell your shares. We will wire the proceeds from the sale to your bank account on the same day if we receive your request before the later of the Fund's cut-off time or 2:00 p.m. Eastern time. The money will be wired the next day for requests we receive after this deadline. Federal law allows the Funds to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

Selling shares

--------------------------------------------------------------------------------
Through your financial        Tell your firm which Funds you want to sell.
service firms                 They'll send all necessary documents to the Chase
                              Tell your firm which Funds you want to sell.
                              They'll send all necessary documents to the Chase
                              Vista Funds Service Center.

--------------------------------------------------------------------------------
Through the Vista Service     Call 1-800-62-CHASE. We'll send the proceeds by
Center                        wire only to the bank account on our records. We
                              charge $10 for each transaction by wire.

--------------------------------------------------------------------------------

Other information concerning the funds

We may close you account if the balance falls below $1,000,000. We'll give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the Chase Vista Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Vista Fund Distributors Inc. is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with The Chase Manhattan Bank.

The Trust has agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.10% of the average daily net assets of the Institutional Shares of each Fund held by investors serviced by the shareholder servicing agent.

Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates only to Institutional shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive different amount for each class.


Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

Distributions and taxes

The Funds can make money two ways. They can earn income and they can realize capital gains by selling investments for more than they paid. The fund deducts any expenses then pays out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. We distribute any short-term capital gains at least annually. The Funds do not expect to make long-term capital gains.

Dividends are usually taxable as ordinary income at the federal, state and local levels. There are exceptions. Dividends of tax-exempt interest income by the Tax Free Funds are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on dividends earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Distributions of capital gains are taxable as long term gains no matter how long you held your shares. This is true whether you receive the payments in cash or reinvest them in shares of the fund.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in these Funds. Please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

Shareholder services

Exchange privileges

You can exchange your Institutional shares for shares in certain other Vista funds. We'll sell your funds at the current net asset value and use the proceeds to buy your new shares. Carefully read the prospectus of the fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements and may have to pay a sales commission. Call 1-800-62- CHASE for details.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

Exchange by phone

You may also use our Telephone Exchange Privilege. You can get information by contacting the Chase Vista Funds Service Center or your investment representative.

What the terms mean

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

Distribution fee: covers the cost of the distribution system used to sell shares to the public.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Investment advisory fee: a fee paid to the investment advisor to manage the Fund and make decisions about buying and selling the Fund's investments.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax

Other expenses: miscellaneous items, including transfer agency, custody and registration fees.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

Shareholder service fee: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

Variable rate securities: Securities whose interest rates are periodically adjusted.

[Back Cover Page]

More information

You'll find more information about the Funds in the following documents:

Annual and semi-annual reports

Our annual and semi-annual reports contain more information about each Fund's investments and performance.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Funds and their policies. By law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-62- CHASE or writing to:

Chase Vista Funds Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

If you buy your shares through an institution, you may contact your institution for more information.

You can write the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC Washington, DC 20549-6009.

1-800-SEC-0330

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.


The Fund's Investment Company Act File No. is 811-8358

Chase Vista Funds
Fixed Income Funds prospectus

[Front cover page]

Chase Vista Funds

Prospectus
December 29, 1998

Tax Free Income Fund
New York Income Fund
California Tax Free Income Fund

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of shares of this Fund as an investment or determined if this prospectus is accurate or complete. It is a crime to state otherwise.

Contents

Information about the Fund                                x
        Tax Free Fund
        New York Tax Free Fund
        California Tax Free Fund

How your account works                                    x

        About sales charges                               x

        Buying Fund shares                                x
        Selling Fund shares                               x
        Other information concerning the Funds            x

Distributions and taxes                                   x

Shareholder services                                      x

Financial highlights of the Funds                         x

Information about the Fund

Tax Free Income Fund

The Fund's objective

The Fund seeks to provide monthly dividends which are excluded from gross income and to protect the value of your investment by investing primarily in municipal obligations.

The Fund's approach

As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations the interest on which is excluded from gross income and which is also excluded from the federal alternative minimum tax on individuals.

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Service Inc. It may also invest in securities that haven't been rated but which the advisers believe have the characteristics of investment grade securities.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward contracts.

The fund seeks to develop an appropriate portfolio by considering the credit quality and rates paid by securities of different municipalities and examining structural changes in the yield curve in an attempt to anticipate demand along the yield curve.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.

Under normal market conditions, the fund may invest up to 20% of its total assets in securities that pay dividends subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

No more than 15 % of the Fund's net assets will be invested in securities which the adviser believes can't be sold within three business days and no more than 25% of total assets may be invested in any one industry, other than governments and public authorities. The fund may invest in money market funds to increase its ability to easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These provide participations in municipal lease agreements or installments purchase contracts.

The Fund may invest up to 25% of its total assets in municipal obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities which may be subject to federal income tax.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.

[Sidenote] Frequency of trading

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

The main investment risks

All mutual funds carry a certain amount of risk. You will lose money if you sell your shares for less than your bought them. Here are some specific risks of investing in the Tax Free Income Fund.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

A municipality that gets into financial trouble could find it difficult to make interest and principal payments, which would hurt the Fund's returns and its ability to preserve capital and liquidity. A number of issuers have a recent history of significant financial difficulties. More than 5% of the Fund's assets may be invested in any one municipality which could increase this risk.

Under some circumstances, municipal obligations do not pay interest unless the municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. They may be difficult to trade and interest payments may be tied only to a specific stream of revenue.

Normally, the fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that don't match US standards.

The value of zero coupon securities and inverse floaters tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will be more volatile than a municipal security without it.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party defaults on its obligation to complete the transaction.

Derivatives may have speculative characteristics, may involve leverage and could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year since 1988. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past one, five and 10 years. It compares that performance to [Index], a widely recognized benchmark for income funds.

The calculations assume that all dividends and distributions are reinvested in the Fund.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]


Best quarter:               _____%, xth quarter, 19__
Worst quarter:              _____%, xth quarter, 19__


Average annual total returns For the periods ending December 31, 1997:


                        Past 1 year           Past 5 years      Past 10 years
Class A shares          _____%                _____%            _____%
Class B shares          _____%                _____%            _____%
Index                   _____%                _____%            _____%



Fees and expenses

The following tables show the fees and expenses charged when you own shares of the Fund.

Fees you pay directly

                   Maximum sales charge      Maximum deferred
                   (load) when you buy       sales charge (load)
                   shares, shown as % of     shown as lower of
                   the offering price1       original purchase
                                             price or redemption
                                             proceeds

Class A Shares     4.5%                      None
Class B Shares     None                      5.00%

(1) The offering price is the net asset value of the shares bought plus any sales charge.

The Fund has a number of operating expenses that it pays out of its net assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table below is based on expenses incurred in the most recent fiscal year.

Annual operating expenses deducted from the Fund's assets

                                                                               Total
                                                                               Fund
Class of shares        Investment     Distribution   Shareholder   Other       fees and
                       advisory fee   (12b-1) fees   service fee   expenses    expenses
Class A                0.30%          0.25%          0.25%         0.54%       1.34%
Class B                0.30%          0.75%          0.25%         0.54%       1.84%

[Sidenote]


The actual investment advisory fee is currently expected to be 0.10%, the actual 12b-1 fee for this fiscal year is expected to be 0.00% for Class A Shares, the shareholder service fee is expected to be 0.11% for Class A shares, other expenses are estimated at 0.54% and the total fees and expenses are not expected to exceed 0.75% for Class A shares and 1.64% for Class B shares. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time. The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

   o  you invest $10,000
   o  you sell all your shares at the end of the period
   o  your investment has a 5% return each year, and
   o  the Fund's operating expenses remain the same as shown above.

If you sell your shares...

                                             1 year    3 years    5 years     10 years
Class A Shares                               $580      $855       $1,151      $1,990
Class B Shares                               $703      $908       $1,229      $2,028


If you don't sell your shares...

                                             1 year    3 years    5 years     10 years
Class B Shares                               $187      $579       $995        $2,028


This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

New York Tax Free Income Fund

The Fund's objective


The Fund seeks to provide monthly dividends that are excluded from gross income and exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment. The Fund may change its objective without shareholder approval.


The Fund's approach

As a fundamental policy, the Fund normally invests at least 80% of its assets in New York municipal obligations. These investments generate interest that is excluded from gross income and exempt from New York State and New York City income taxes, and from the federal alternative minimum tax on individuals.

New York municipal obligations are those issued by New York State, its political subsidiaries, as well as Puerto Rico, other U.S. territories and their political subdivisions.

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Service Inc. It may also invest in unrated securities that are, in the adviser's opinion, of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments.

The Fund seeks to develop an appropriate portfolio by comparing credit quality and yields of securities of different municipalities and examining structural changes in the yield curve in an attempt to anticipate demand along the yield curve.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.

Under normal market conditions, the Fund may invest up to 20% of its total assets in securities that pay dividends subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

No more than 15 % of the Fund's net assets will be invested in securities which, in the adviser's view, will take more than three days to sell. No more than 25% of total assets may be invested in any one industry, other than governments and public authorities. The Fund may invest in money market funds to increase its ability to easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These provide participations in municipal lease agreements or installment purchase contracts.

The Fund may invest up to 25% of its total assets in municipal obligations backed by letters of credit or guarantees from U.S. and foreign banks and other financial institutions.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities which may be subject to federal income tax.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

[Sidenote] Frequency of trading

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

The main investment risks

All mutual funds carry a certain amount of risk. You will lose money if you sell your shares for less than your bought them. Here are some specific risks of investing in the New York Tax Free Income Fund.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in New York State and its municipalities and public authorities. A number of municipal issuers, including the State of New York and New York City, have a recent history of financial problems. If the state, or any of the local government bodies, gets into financial trouble, it could have trouble paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity. If more than 5% of the Fund's assets are invested in any one municipality, this risk could increase.

Some securities, such as municipal lease obligations, carry additional risks. Under some circumstances, they do not pay interest unless the municipal legislature authorizes money for this purpose. They may be difficult to trade, and interest payments may be tied only to a specific stream of revenue.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that don't match US standards.

The value of zero coupon securities and inverse floaters caps tends to fluctuate according to changes in interest rates significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will be more volatile than a municipal security without one.

A forward commitment could lose money if the value of the security declines before the settlement date or if the other party defaults on its obligations to complete the transaction.

Derivatives may have speculative characteristics, may involve leverage and could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems of the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year since 1988. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past one, five and 10 years. It compares that performance to [Index], a widely recognized benchmark for income funds.

The calculations assume that all dividends and distributions are reinvested in the Fund.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]


Best quarter:  _____%, xth quarter, 19__
Worst quarter: _____%, xth quarter, 19__


Average annual total returns
For the periods ending December 31, 1997:


                       Past 1 year     Past 5 years    Past 10 years
Class A Shares         _____%          _____%          _____%
Class B Shares         _____%          _____%          _____%
Index                  _____%          _____%          _____%



Fees and expenses

The following tables show the fees and expenses you will pay when you own shares of the Fund.

Fees you pay directly

                       Maximum sales charge (load)          Maximum deferred sales charge
                       when you buy shares, shown as %      (load) shown as lower of
                       of the offering price 1              original purchase price or
                                                            redemption proceeds
Class A Shares         4.5%                                 None
Class B Shares         None                                 5.00%

The Fund pays a number of operating expenses out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table below is based on expenses incurred in the most recent fiscal year.

Annual operating expenses deducted from the Fund's assets

                                                                               Total
                                                                               Fund
Class of shares        Investment     Distribution   Shareholder   Other       fees and
                       advisory fee   (12b-1) fees   service fee   expenses    expenses
Class A                0.30%          0.25%          0.25%         0.39%       1.19%
Class B                0.30%          0.75%          0.25%         0.39%       1.69%


[Sidenote] Some of the actual figures differ from the numbers in the chart above. The investment advisory fee is currently expected to be 0.25%. The actual 12b-1 fee for this fiscal year is estimated at 0.00% for Class A shares. The shareholder service fee is currently expected to be 0.11% for Class A shares. The total fees and expenses are not expected to exceed 0.75% for Class A shares and 1.64% for Class B shares. This is because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect part of their fees and to reimburse others. They can terminate this arrangement at any time. The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

  o  you invest $10,000
  o  you sell all your shares at the end of the period
  o  your investment has a 5% return each year, and
  o  the Fund's operating expenses remain the same as shown above.

If you sell your shares...

                                             1 year    3 years    5 years     10 years
Class A Shares                               $566      $811       $1,075      $1,828
Class B Shares                               $688      $863       $1,153      $1,865

If you don't sell your shares...

                                             1 year    3 years    5 years     10 years
Class B Shares                               $172      $533       $918        $1,865

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

California Intermediate Tax Free Income Fund

The Fund's objective


The Fund seeks to provide current income which is exempt from federal and California personal income taxes. The Fund may change its objective without shareholder approval.


The Fund's approach

As a fundamental policy, the Fund normally invests at least 80% of its assets in California municipal obligations and other securities which generate interest that is exempt from federal, California and local income taxes, and from federal alternative minimum tax on individuals.

California obligations are those issued by the State of California, its political subdivisions, authorities and corporations.

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Service Inc. It may also invest in unrated securities that are, in the adviser's opinion, of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments.

The Fund seeks to develop an appropriate portfolio by comparing credit quality and yields of securities of different municipalities and examining structural changes in the yield curve in an attempt to anticipate demand along the yield curve.

The Fund's portfolio has an average maturity of 10 years or less.

Under normal market conditions, the fund may invest up to 20% of its total assets in securities that pay dividends subject to federal and California personal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

No more than 15 % of the Fund's net assets will be invested in securities which, in the adviser's view, may take more than three days to sell. No more than 25% of total assets may be invested in any one industry, other than governments and public authorities. The Fund may invest in money market funds to increase its ability to easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements or installment purchase contracts.

The Fund may invest up to 25% of its total assets in municipal obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities which may be subject to federal income tax.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

[Sidenote] Frequency of trading

How frequently the Fund will buy and sell securities will vary from year to year, depending on the market conditions.

The main investment risks

All mutual funds carry a certain amount of risk. You will lose money if you sell your shares for less than your bought them. Here are some specific risks of investing in the California Intermediate Tax Free Income Fund.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in the State of California and its municipalities and public authorities. If the state or any of these local government bodies gets into financial difficulties, it could have trouble making interest and principal payments. This would diminish the Fund's returns and its ability to preserve capital and liquidity. Some Californian municipalities, as well as the State of California and certain counties, have recently encountered financial difficulties. Orange County, for instance, recently defaulted on its debt. If the Fund invests more than 5% of its assets in any one in any one municipality, this risk could increase.

Some securities, such as municipal lease obligations, carry additional risks. Under some circumstances, they do not pay interest unless the municipal legislature authorizes money for this purpose. They may be difficult to trade and interest payments may be tied only to a specific stream of revenue.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that don't match US standards.

The value of zero coupon securities and inverse floaters caps tends to fluctuate according to changes in interest rates significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will be more volatile than a municipal security without one.

A forward commitment could lose money if the value of the security declines before the settlement date or if the other party defaults on its obligations to complete the transaction.

Derivatives may have speculative characteristics, may involve leverage and could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems of the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied year-by-year for each year since the Fund was launched in 1993. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year and since the Fund began. It compares that performance to [Index], a widely recognized benchmark for income funds.

The calculations assume that all dividends and distributions are reinvested in the Fund.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]


Best quarter:                _____%, xth quarter, 19__
Worst quarter:               _____%, xth quarter, 19__


Average annual total returns For the periods ending December 31, 1997:


                                                          Since inception,
                                   Past 1 year            11/1/93
California Intermediate Tax Free   _____%                 _____%
Index                              _____%                 _____%



Fees and expenses

The following tables show the fees and expenses you will pay when you own shares of the Fund.

Fees you pay directly

Maximum sales charge       Maximum deferred
(load)  when you buy       sales charge (load)
shares, shown as % of      when you sell shares
the offering price(1)
4.5%                       None

(1) The offering price is the net asset value of the shares bought plus any sales charge.

The fund pays a number of operating expenses out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table below is based on expenses incurred in the most recent fiscal year.

Annual operating expenses deducted from the Fund's assets


                                                         Total
                                                         Fund
Investment       Distribution   Shareholder   Other      fees and
advisory fee     (12b-1) fees   service fee   expenses   expenses
0.30%            0.25%          0.25%         0.65%      1.45%

[Sidenote]
The actual advisory fee is expected to be 0.00%, the actual 12b-1 fee for this fiscal year is estimated at 00.00%. The shareholder service fee is currently expected to be 0.00%, while other expenses are expected to be 0.60%. The total fees and expenses are expected not to exceed 0.60% because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect part of their fees and to reimburse others. They can terminate this arrangement at any time. The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

  o  you invest $10,000
  o  you sell all your shares at the end of the period
  o  your investment has a 5% return each year, and
  o  the Fund's operating expenses remain the same as shown above.


                                             1 year    3 years    5 years     10 years
California Intermediate Tax Free Fund        $591      $888       $1,207      $2,107



This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

                              FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Class A Share and one Class B Share. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report is included in the Annual Report to Shareholders.


                          VISTA TAX FREE INCOME FUND
--------------------------------------------------------------------------------


                                                                                           Class A
                                                    ------------------------------------------------------------------------
                                                       Year         Year        Year         Year       11/1/93       Year
                                                      ended        ended        Ended       ended      through      ended
                                                     8/31/98      8/31/97      8/31/96     8/31/95     8/31/94+     10/31/93
                                                    --------      -------      --------    --------    ---------    --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period   ............  $            $   11.84    $  11.85    $   11.70    $ 12.70     $   11.52
                                                    ----------   ----------   ---------   ----------   ---------    ---------
 Income from Investment Operations:
   Net Investment Income   ........................                   0.579       0.580        0.585      0.475         0.662
  Net Gains or Losses in Securities
   (both realized and unrealized)   ...............                   0.484      (0.007)       0.147     (0.847)        1.412
                                                    ----------   ----------   ---------   ----------   ---------    ---------
  Total from Investment Operations  ...............                   1.063       0.573        0.732     (0.372)        2.074
                                                    ----------   ----------   ---------   ----------   ---------    ---------
 Less Distributions:
   Dividends from net investment income   .........                   0.583       0.583        0.582      0.475         0.662
  Distributions from capital gains  ...............                      --          --           --      0.153         0.237
                                                    ----------   ----------   ---------   ----------   ---------    ---------
  Total Distributions   ...........................                   0.583       0.583        0.582      0.628         0.899
                                                    ----------   ----------   ---------   ----------   ---------    ---------
Net Asset Value, End of Period   ..................  $            $   12.32    $  11.84    $   11.85    $ 11.70     $   12.70
                                                    ==========   ==========   =========   ==========   =========    =========
Total Return(1)   .................................                    9.14%       4.88%        6.53%     (2.99%)       18.72%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)  .........  $            $  62,729    $ 70,480    $  88,783    $98,054     $  83,672
 Ratio of Expenses to Average Net Assets# .........                    0.90%       0.90%        0.85%      0.58%         0.23%
 Ratio of Net Income to Average Net Assets#  ......                    4.78%       4.83%        5.07%      4.75%         5.25%
 Ratio of Expenses without waivers
  and assumption of expenses to
  Average Net Assets#   ...........................                    1.29%       1.46%        1.47%      1.29%         1.20%
 Ratio of Net Investments Income without
  waivers and assumption of expenses to
  Average Net Assets#   ...........................                    4.39%       4.27%        4.45%      4.04%         4.28%
Portfolio Turnover Rate ...........................                     147%        210%         233%       258%          149%

                                       6


                                                                 Class B
                                                    ----------------------------------
                                                      Year          Year       Year       11/4/93**
                                                      ended        ended       ended      through
                                                     8/31/97      8/31/96     8/31/95     8/31/94
                                                    --------      -------     --------    --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period   ............  $   11.76    $  11.77    $   11.65    $  12.51
                                                    ----------   ---------   ----------   ---------
 Income from Investment Operations:
   Net Investment Income   ........................      0.484       0.486        0.498       0.423
  Net Gains or Losses in Securities
   (both realized and unrealized)   ...............      0.478      (0.006)       0.140      (0.707)
                                                    ----------   ---------   ----------   ---------
  Total from Investment Operations  ...............      0.962       0.480        0.638      (0.284)
                                                    ----------   ---------   ----------   ---------
 Less Distributions:
   Dividends from net investment income   .........      0.472       0.490        0.518       0.423
  Distributions from capital gains  ...............         --          --           --       0.153
                                                    ----------   ---------   ----------   ---------
  Total Distributions   ...........................      0.472       0.490        0.518       0.576
                                                    ----------   ---------   ----------   ---------
Net Asset Value, End of Period   ..................  $   12.25    $  11.76    $   11.77    $  11.65
                                                    ==========   =========   ==========   =========
Total Return(1)   .................................       8.30%       4.10%        5.70%      (2.35%)
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)  .........  $  13,610    $ 14,329    $  14,265    $ 11,652
 Ratio of Expenses to Average Net Assets# .........       1.64%       1.65%        1.61%       1.47%
 Ratio of Net Income to Average Net Assets#  ......       4.04%       4.08%        4.31%       3.95%
 Ratio of Expenses without waivers
  and assumption of expenses to
  Average Net Assets#   ...........................       1.79%       1.95%        1.97%       1.81%
 Ratio of Net Investments Income without
  waivers and assumption of expenses to
  Average Net Assets#   ...........................       3.89%       3.78%        3.95%       3.61%
Portfolio Turnover Rate ...........................        147%        210%         233%        258%



  **   Commencement of offering shares.

   + In 1994 the Tax Free Income Fund changed ifs fiscal year-end from October 31 to August 31.

 (1) Total returns are calculated before taking into account effect of 4.50% sales charge.
  #    Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Class A Share and one Class B Share. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report is included in the Annual Report to Shareholders.


                      VISTA NEW YORK TAX FREE INCOME FUND

--------------------------------------------------------------------------------

                                                                               Class A
                                            --------------------------------------------------------------------------
                                                                  Year ended
                                            -----------------------------------------------   11/1/93
                                                                                              through       Year ended
                                             8/31/98    8/31/97     8/31/96      8/31/95      8/31/94+       10/31/93
                                            --------   --------    -------      --------      ---------     ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ......  $          $  11.39    $   11.47     $  11.30      $  12.27     $   11.18
                                             --------   --------    ---------     --------      --------     ---------
Income from Investment Operations:
 Net Investment Income   ..................                0.555        0.555        0.570         0.473         0.592
 Net Gains or (Losses) in Securities
  (both realized and unrealized)  .........                0.432       (0.077)       0.167        (0.688)        1.281
                                             --------   --------    ---------     ---------     --------     ---------
 Total from Investment Operations .........                0.987        0.478        0.737        (0.215)        1.873
Less Distributions:
 Dividends from Net Investment Income   ...                0.554        0.558        0.567         0.472         0.591
 Distributions from Capital Gains .........                0.023           --           --         0.283         0.194
                                             --------   --------    ---------     ---------     --------     ---------
 Total Distributions  .....................                0.577        0.558        0.567         0.755         0.785
                                             --------   --------    ---------     ---------     --------     ---------
Net Asset Value, End of Period ............  $          $  11.80    $   11.39     $  11.47      $  11.30     $   12.27
                                             ========   ========    =========     =========     ========     =========
Total Return(1) ...........................          %      8.85%        4.20%        6.82%        (1.81%)       17.31%
Ratios/Supplemental Data Net Assets,
 End of Period (000 omitted)   ............  $          $ 83,208    $  96,102     $104,168      $103,113     $ 120,809
 Ratio of Expenses to Average Net Assets#..          %      0.90%        0.90%        0.85%         0.76%         0.75%
 Ratio of Net Investment Income to
 Average# .................................          %      4.77%        4.76%        5.11%         4.89%         4.86%
 Net Assets Ratio of Expenses without
  waivers and assumption of expenses to
  Average Net Assets# .....................          %      1.18%        1.27%        1.37%         1.25%         1.11%
 Ratio of Net Investment Income without
  waivers and assumption of expenses to
  Average Net Assets# .....................          %      4.49%        4.39%        4.59%         4.40%         4.50%
Portfolio Turnover Rate  ..................          %       107%         156%         122%          162%          150%

                      Class B
   --------------------------------------------------
                 Year ended
   ------------------------------------   11/4/93**
                                            through
    8/31/97     8/31/96      8/31/95       8/31/94
   --------    ---------    ----------    ---------
    $  11.33    $   11.41     $   11.27    $  12.11
    --------    --------      --------     --------
       0.465        0.469         0.485       0.419
       0.430       (0.086)        0.162      (0.543)
    --------    ---------     ---------    --------
       0.895        0.383         0.647      (0.124)
       0.442        0.463         0.507       0.433
       0.023           --            --       0.283
    --------    ---------     ---------    --------
       0.465        0.463         0.507       0.716
    --------    ---------     ---------    --------
    $  11.76    $   11.33     $   11.41    $  11.27
    ========    =========     =========    ========
        8.03%        3.46%         5.99%      (1.11%)
    $ 13,501    $  13,657     $  10,633    $  7,234
        1.64%        1.65%         1.61%       1.51%
        4.03%        4.01%         4.35%       4.28%
        1.68%        1.76%         1.87%       1.76%
        3.99%        3.90%         4.09%       4.03%
         107%         156%          122%        162%


**  Commencement of offering shares.
+ In 1994 the New York Tax Free Income Fund changed its fiscal year-end from October 31 to August 31.
(1) Total return figures are calculated before taking into account effect of 4.50% sales charge.
#   Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS


The table set forth below provides selected per share data and ratios for one Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report is included in the Annual Report to Shareholders.



               VISTA CALIFORNIA INTERMEDIATE TAX FREE INCOME FUND



                                                                              Year ended
                                                     -----------------------------------------------   11/1/93      7/15/93*
                                                                                                        through     through
                                                      8/31/98     8/31/97     8/31/96      8/31/95     8/31/94+      10/31/93
                                                     --------    --------    -------      -------      --------     ----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period ...............  $           $   9.81    $   9.89     $   9.69     $ 10.30      $   10.22
                                                     ---------   ---------   ---------    ---------    --------     ----------
 Income From Investment Operations:
  Net Investment Income  ...........................                 0.461       0.473        0.505       0.320          0.166
  Net Gains or (Losses) in Securities
    (both realized and unrealized)   ...............                 0.256       0.013        0.200      (0.408)         0.081
                                                     ---------   ---------   ----------   ----------   --------     ----------
  Total from Investment Operations   ...............                 0.717       0.486        0.705      (0.088)         0.247
                                                     ---------   ---------   ----------   ----------   --------     ----------
 Less Distributions:
  Dividends from Net Investment Income  ............                 0.458       0.476        0.505       0.404          0.165
  Distributions from Capital Gains   ...............                    --       0.090           --       0.118             --
                                                     ---------   ---------   ----------   ----------   --------     ----------
  Total distributions ..............................                 0.458       0.566        0.505       0.522          0.165
                                                     ---------   ---------   ----------   ----------   --------     ----------
Net Asset Value, End of Period .....................  $           $  10.07    $   9.81     $   9.89     $  9.69      $   10.30
                                                     =========   =========   ==========   ==========   ========     ==========
Total Return(1) ....................................          %       7.46%       5.00%        7.55%      (0.86%)         2.42%
Ratios/Supplemental Data
  Net Assets, End of Period (000 omitted)  .........  $           $ 25,525    $ 28,298     $ 32,746     $36,264      $  41,728
 Ratio of Expenses to Average Net Assets#  .........          %       0.60%       0.60%        0.52%       0.52%          0.52%
 Ratio of Net Investment Income to Average
   Net Assets#  ....................................          %       4.65%       4.77%        5.24%       4.88%          4.83%
 Ratio of Expenses without waivers and
   assumption of expenses to Average Net Assets# ...          %       1.33%       1.47%        1.40%       1.37%          1.33%
 Ratio of Net Investment Income without waivers
   and assumption of expenses to Average
   Net Assets#  ....................................          %       3.92%       3.90%        4.36%       4.03%          4.02%
Portfolio Turnover Rate  ...........................          %         66%        188%          94%         93%            40%


*     Commencement of offering shares.
+     In 1994 the California Intermediate Tax Free Income Fund changed its fiscal year-end from October 31 to August 31.
(1) Total returns are calculated before taking into account effect of 4.50% sales charge.
#     Short periods have been annualized.

The Funds' investment adviser

The Chase Manhattan Bank (Chase) is the investment adviser to the Funds. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase and its predecessors have more than a century of money management experience.

For the fiscal year ending August 31, 1998, Chase received advisory fees at the annual rate of 0.13%, 0.23% and 0.01% of the average daily net assets of the Tax Free Income Fund, New York Tax Free Income Fund and California Tax Free Income Fund.

Chase Asset Management, is the sub-adviser to the Funds. Chase Asset Management is a wholly-owned subsidiary of Chase. It makes the day-to-day investment decisions for the Funds.

Pamela Hunter has been responsible for the day-to-day management of each of the Funds since they began. Ms. Hunter is a Managing Director of Chase and heads the team providing fixed income strategy and product development. She has worked for Chase and its predecessors since 1980.

[Sidenote:]

The Year 2000

The Funds, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning on January 1, 2000. The Funds' advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly.

How your account works

About sales charges

There's a sales charge to buy shares in the Funds. There are also ongoing charges that all investors pay as long as they own their shares, as explained later.

For the Tax Free Income Fund and the New York Tax Free Income Fund, you have a choice of two different kinds of charges. Class A shares have a charge you pay when you invest. Class B shares have a deferred sales charge. You don't pay any charge when you buy the Class B shares, but you may have to pay a charge when you sell them, depending on how long you hold them. Shares of the California Tax Free Income Fund are treated like Class A shares.

There are a number of plans and special discounts which can decrease or even eliminate these charges

This section explains how the two sales charges work.

Class A Shares

The initial sales charge is deducted directly from the money you invest. As the table shows, the charge is lower the more you invest. The public offering price of Class A shares is the net asset value plus the initial sales charge. Net asset value is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors.

The Fund receives the net asset value.

                                           Total sales charge
Amount of investment              As % of the         As % of net
in a Fund                         offering price      amount invested
                                  per share
Less than $100,000                4.5%                4.71%
$100,000 but under $250,000       3.75%               3.90%
$250,000 but under $500,000       2.50%               2.56%
$500,000 but under                2.00%               2.04%
 $1 million


There is no initial sales charge for investments of $1 million or more in a Fund.

Class B Shares

The deferred sales charge is deducted directly from your assets when you sell your shares. It's a percentage of the original purchase price or the current value of the shares, whichever is lower. As the table shows, the deferred sales charge gets cheaper the longer you hold the shares and disappears altogether after six years. Class B shares automatically convert into Class A shares at the beginning of the ninth year after you bought them.


Year                        Deferred sales charge
1                           5%
2                           4%
3                           3%
4                           3%
5                           2 %
6                           1%
7                           None

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first.


Vista Fund Distributors Inc. (VFD) is the distributor for the Funds. It's a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase Manhattan Bank. The Tax Free Income Fund and New York Tax Free Income Fund have each adopted Rule 12b-1 distribution plans under which they pay annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A shares and up to 0.75% of the average daily net assets attributed to Class B shares. The California Tax Free Income Fund has adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of up to 0.25% of the Fund's average daily net assets. This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.


VFD may provide promotional incentives to broker dealers that meet specified sales targets for one or more Chase Vista Funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a spring event or to the theater to entertain broker dealers and their guests; and reimbursement for travel expenses, including hotel and meals, for educational meetings inside and outside the U.S.

VFD may, in accordance with objective criteria, pay more to some broker dealers for certain services or activities promoting the sale of Fund shares. Sometimes these payments are made only to those broker dealers whose employees have sold or may sell significant amounts of shares of the Fund or other Chase Vista Funds. VFD pays these amounts out of compensation it receives from the funds.

Class A or Class B: Which is best?

Your decision about which class of shares to buy depends on a number of factors, including the amount you're buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you don't want to pay an up-front sales charge, you may consider buying Class B shares.

Class A shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A is the most economical choice.

You should also consider the distribution and service fees, which are lower for Class A shares. These fees appear in the table called Annual operating expenses deducted from the Fund's assets on page x.

Your investment representative should be able to advise you about the best class of shares for you.

Buying Fund shares

You can buy shares three ways:

Through your investment          Tell your representative which Funds you want to buy
representative                   and he or she will contact us. Your representative may
                                 charge you a fee and may offer additional services,
                                 such as special purchase and redemption programs,
                                 "sweep" programs, cash advances and redemption checks.
                                 Your representative may set different minimum
                                 investments and earlier deadlines to buy and sell
                                 shares.

Through the Chase Vista Funds    Complete the enclosed application form and mail it
Service Center                   along with a check for the amount you want to invest
                                 to:
                                 Chase Vista Funds Service Center,
                                 P.O. Box 419392
                                 Kansas City, MO 64141-6392

Through a Systematic             You can make regular automatic purchases of at least
Investment Plan                  $100. There's more on the Systematic Investment Plan
                                 later.


Whether you choose Class A or Class B shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the public offering price which is based on the next NAV calculated after the Chase Vista Service Center accepts your instructions. Each Fund calculates its NAV once each day based on prices at the close of regular trading on the New York Stock Exchange. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable. The Chase Vista Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. Normally, if the Chase Vista Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price.

You must provide a Taxpayer Identification Number when you open an account.

Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

Box:
To open an account, buy or sell shares or get Fund information, call:
The Chase Vista Funds Service Center
1-800-34-VISTA
End box

Minimum investments
Type of account                 Initial investment           Additional investments
Regular account                 $2,500                       $100
Systematic Investment Plan      $1,000                       $100
IRAs                            $1,000                       $100
SEP-IRAs                        $1,000                       $100
Education IRAs                  $500                         $100


Make your check out to Chase Vista Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell shares you bought by check for could 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. This could take more than seven business days. Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the Chase Vista Funds Service Center doesn't receive payment by 4:00 pm Eastern time on the day you buy.

If you're planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Funds will not issue certificates for Class A shares unless you request them and they will not issue certificates for Class B shares.

Selling Fund shares

You can sell your shares three ways:

Through your investment          Tell your representative which Funds you want to sell.
representative                   He or she will send the necessary documents to the
                                 Chase Vista Funds Service Center. Your representative
                                 might charge you for this service.

Through the Chase Vista Funds    Call 1-800-34-VISTA. We will mail you a check or send
Service Center                   the proceeds via electronic transfer or wire.  If you
                                 have changed your address of record within the
                                 previous 30 days, or if you sell $25,000 or
                                 more worth of Fund shares by phone, we'll send
                                 the proceeds via electronic transfer or by wire
                                 only to a bank account on our records. We
                                 charge $10 for each transaction by wire.

                                 Or

                                 Send a signed letter with your instructions to :
                                 Chase Vista Funds Service Center,
                                 P.O. Box 419392
                                 Kansas City, MO 64141-6392

Through a Systematic             You can automatically sell as little as $50 worth of
Withdrawal Plan                  shares. See Shareholder Services, page x for details.


You can sell your shares on any day the Chase Vista Funds Service Center is accepting orders, either directly or through your investment representative. You'll receive the next NAV calculated after the Chase Vista Funds Service Center accepts your order, less any applicable sales charges.

Under normal circumstances, if the Chase Vista Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, a Fund will send you the proceeds the next business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You'll need to have signatures guaranteed for all registered owners or their legal representative if:

  o  you want to sell shares with a net asset value of $100,000 or more
  o you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the Chase Vista Funds Service Center for more details.

Exchanging Fund shares

You can exchange your shares for shares of the same class of certain other Chase Vista Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as selling Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares three ways:

Through your investment          Tell your representative which Funds you want to
representative                   exchange from and to. He or she will send the
                                 necessary documents to the Chase Vista Funds Service
                                 Center. Your representative might charge you for this
                                 service.

Through the Chase Vista          Call 1-800-34-VISTA to ask for details.
Funds  Service Center

Through a Systematic Exchange    You can automatically exchange money from one Chase
Plan                             Vista account to another of the same class. Call the
                                 Chase Vista Service Center for details.



If you exchange Class B shares of a Fund for class B shares of another Chase Vista Fund, you will not pay a deferred sales charge until you sell the shares of the other fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the section on Statement of Additional Information to find out more about the exchange privilege.

Other information concerning the Funds

We may close your Fund account if the balance falls below $500 because you've sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We'll give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. A Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the Chase Vista Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.


The Trust has agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class A and Class B shares of a Fund held by customers of the shareholder servicing agent.


Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of a Fund held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates only to Class A and Class B shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive different amount for each class.


Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

Distributions and taxes

The Funds can make money two ways. They can earn income and they can realize capital gains. The Funds deduct any expenses then pays out these earnings to shareholders as distributions.

The Funds declare dividends daily and distribute the net investment income monthly. Net capital gain is distributed annually. You have three options for your distributions.

  o  Reinvest all of them in additional Fund shares without a sales charge;
  o Take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or
  o Take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. There are exceptions. Dividends of tax-exempt interest income are not subject to federal income taxes but will generally be subject to state and local taxes. However, for the New York Tax Free Income Fund, New York residents will not have to pay New York State or New York City personal income taxes on tax-exempt income from New York municipal obligations. Similarly, for the California Tax Free Income Fund, California residents will not have to pay California personal income taxes on tax-exempt income from California municipal obligations. The state or municipality where you live may not charge you state and local taxes on dividends earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in the Funds. Please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

Shareholder services

Systematic Investment Plan
Regularly invest $100 or more in the first or third week of any month. The money is automatically debited from your checking or savings account.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the Chase Vista Funds Service Center. Call 1-800-34-VISTA for complete instructions.

Systematic Withdrawal Plan
Make regular withdrawals of $50 or more ($100 or more for Class B accounts). You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 of Class A shares or $20,000 of Class B shares to start the plan. Call 1-800-34-VISTA for complete instructions.

Systematic Exchange
Transfer assets automatically from one Vista account to another on a regular basis. It's a free service.

What the terms mean

Distribution fee: covers the cost of the distribution system used to sell shares to the public.

Forward commitments: A type of investment where the Fund buys securities to be delivered in the future.

Interest rate caps: Financial instruments where payment occurs if an interest rate index exceeds the cap rate. The cap rate is set ahead of time and is tied to a specific index.

Inverse floaters: Instruments whose interest rates move in the opposite direction from the interest rate on another security or the value of an index.

Investment advisory fee: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Maturity: Maturity is the length of time until the issuer who sold a debt security must pay back the principal amount of the debt.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For these securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not subject to federal income taxes.

Other expenses: miscellaneous items, including transfer agency, custody and registration fees.

Repurchase agreements: A type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

Shareholder service fee: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

Zero coupon securities: Debt securities which do not pay regular interest payments. Instead, they are sold at substantial discounts from their value at maturity.

More information

You'll find more information about the Funds in the following documents:

Annual and semi-annual reports

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Funds and their policies. By law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-34-VISTA or writing to:

Chase Vista Funds Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the internet.

You can write the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC 20549-6009.

1-800-SEC-0330

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.


The Fund's Investment Company Act File No. is 811-8358

Vista Mutual Funds offered
through the Gintel Group


Tax Free Income Fund


Prospectus Enclosed


Gintel & Co.
6 Greenwich Office Park
Greenwich, CT 06831
203-622-6400

Chase Global Funds Services Co.
P.O. Box 2798
Boston, MA 02208-2798
800-344-3092

Tax Free Income Fund

Prospectus

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of shares of any of the Funds as an investment or determined if this prospectus is accurate or complete. It is a crime to state otherwise.

Contents

Information about the Fund                                x

How your account works                                    x
        About sales charges                               x
        Buying Fund shares                                x
        Selling Fund shares                               x
        Other information concerning the Fund             x

Distributions and taxes                                   x

Shareholder services                                      x

Financial highlights of the Fund                          x

Information about the Fund

Tax Free Income Fund

The Fund's objective

The Fund seeks to provide monthly dividends which are excluded from gross income and to protect the value of your investment by investing primarily in municipal obligations.

The Fund's approach

As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations the interest on which is excluded from gross income and which is also excluded from the federal alternative minimum tax on individuals.

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Service Inc. It may also invest in securities that haven't been rated but which the advisers believe have the characteristics of investment grade securities.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward contracts.

The fund seeks to develop an appropriate portfolio by considering the credit quality and rates paid by securities of different municipalities and examining structural changes in the yield curve in an attempt to anticipate demand along the yield curve.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.

Under normal market conditions, the fund may invest up to 20% of its total assets in securities that pay dividends subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

No more than 15% of the Fund's net assets will be invested in securities which the adviser believes can't be sold within three business days and no more than 25% of total assets may be invested in any one industry, other than governments and public authorities. The fund may invest in money market funds to increase its ability to easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements or installment purchase contracts.

The Fund may invest up to 25% of its total assets in municipal obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities which may be subject to federal income tax.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.

[Sidenote] Frequency of trading

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

The main investment risks

All mutual funds carry a certain amount of risk. You will lose money if you sell your shares for less than your bought them. Here are some specific risks of investing in the Tax Free Income Fund.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

A municipality that gets into financial trouble could find it difficult to make interest and principal payments, which would hurt the Fund's returns and its ability to preserve capital and liquidity. A number of issuers have a recent history of significant financial difficulties. More than 5% of the Fund's assets may be invested in any one municipality which could increase this risk.

Under some circumstances, municipal obligations do not pay interest unless the municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. They may be difficult to trade and interest payments may be tied only to a specific stream of revenue.

Normally, the fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that don't match US standards.

The value of zero coupon securities and inverse floaters tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will be more volatile than a municipal security without it.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party defaults on its obligation to complete the transaction.

Derivatives may have speculative characteristics, may involve leverage and could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year since 1988. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past one, five and 10 years. It compares that performance to [Index], a widely recognized benchmark for income funds.

The calculations assume that all dividends and distributions are reinvested in the Fund.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Best quarter:                00.00%, xth quarter, 1900
Worst quarter:               00.00%, xth quarter, 1900

Average annual total returns For the periods ending December 31, 1997:

                        Past 1 year           Past 5 years      Past 10 years
Class A shares          00.00%                00.00%            00.00%
Index                   00.00%                00.00%            00.00%



Fees and expenses

The following tables show the fees and expenses charged when you own shares of the Fund.

Fees you pay directly

                   Maximum sales charge      Maximum deferred
                   (load) when you buy       sales charge (load)
                   shares, shown as % of     shown as lower of
                   the offering price1       original purchase
                                             price or redemption
                                             proceeds

Class A Shares     4.5%                      None

(1) The offering price is the net asset value of the shares bought plus any sales charge.

The Fund has a number of operating expenses that it pays out of its net assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table below is based on expenses incurred in the most recent fiscal year.

Annual operating expenses deducted from the Fund's assets

                                                                               Total
                                                                               Fund
Class of shares        Investment     Distribution   Shareholder   Other       fees and
                       advisory fee   (12b-1) fees   service fee   expenses    expenses

Class A                0.30%          0.25%          0.25%         0.54%       1.34%


[Sidenote]


The actual investment advisory fee is currently expected to be 0.10%, the shareholder service fee is expected to be 0.11% other expenses are estimated at 0.54% and the total fees and expenses are not expected to exceed 0.75% for Class A shares. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time. The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

  o  you invest $10,000
  o  you sell all your shares at the end of the period
  o  your investment has a 5% return each year, and
  o  the Fund's operating expenses remain the same as shown above.

                                             1 year    3 years    5 years     10 years
Class A Shares                               $580      $855       $1,151      $1,990


This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

                              FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Class A Share and one Class B Share. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report is included in the Annual Report to Shareholders.


                          VISTA TAX FREE INCOME FUND
--------------------------------------------------------------------------------


                                                                                           Class A
                                                    ------------------------------------------------------------------------
                                                       Year         Year        Year         Year       11/1/93       Year
                                                      ended        ended        Ended       ended      through      ended
                                                     8/31/98      8/31/97      8/31/96     8/31/95     8/31/94+     10/31/93
                                                    --------      -------      --------    --------    ---------    --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period   ............  $            $   11.84    $  11.85    $   11.70    $ 12.70     $   11.52
                                                    ----------   ----------   ---------   ----------   ---------    ---------
 Income from Investment Operations:
   Net Investment Income   ........................                   0.579       0.580        0.585      0.475         0.662
  Net Gains or Losses in Securities
   (both realized and unrealized)   ...............                   0.484      (0.007)       0.147     (0.847)        1.412
                                                    ----------   ----------   ---------   ----------   ---------    ---------
  Total from Investment Operations  ...............                   1.063       0.573        0.732     (0.372)        2.074
                                                    ----------   ----------   ---------   ----------   ---------    ---------
 Less Distributions:
   Dividends from net investment income   .........                   0.583       0.583        0.582      0.475         0.662
  Distributions from capital gains  ...............                      --          --           --      0.153         0.237
                                                    ----------   ----------   ---------   ----------   ---------    ---------
  Total Distributions   ...........................                   0.583       0.583        0.582      0.628         0.899
                                                    ----------   ----------   ---------   ----------   ---------    ---------
Net Asset Value, End of Period   ..................  $            $   12.32    $  11.84    $   11.85    $ 11.70     $   12.70
                                                    ==========   ==========   =========   ==========   =========    =========
Total Return(1)   .................................                    9.14%       4.88%        6.53%     (2.99%)       18.72%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)  .........  $            $  62,729    $ 70,480    $  88,783    $98,054     $  83,672
 Ratio of Expenses to Average Net Assets# .........                    0.90%       0.90%        0.85%      0.58%         0.23%
 Ratio of Net Income to Average Net Assets#  ......                    4.78%       4.83%        5.07%      4.75%         5.25%
 Ratio of Expenses without waivers
  and assumption of expenses to
  Average Net Assets#   ...........................                    1.29%       1.46%        1.47%      1.29%         1.20%
 Ratio of Net Investments Income without
  waivers and assumption of expenses to
  Average Net Assets#   ...........................                    4.39%       4.27%        4.45%      4.04%         4.28%
Portfolio Turnover Rate ...........................                     147%        210%         233%       258%          149%




                                                                 Class B
                                                    ----------------------------------
                                                      Year          Year       Year       11/4/93**
                                                      ended        ended       ended      through
                                                     8/31/97      8/31/96     8/31/95     8/31/94
                                                    --------      -------     --------    --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period   ............  $   11.76    $  11.77    $   11.65    $  12.51
                                                    ----------   ---------   ----------   ---------
 Income from Investment Operations:
   Net Investment Income   ........................      0.484       0.486        0.498       0.423
  Net Gains or Losses in Securities
   (both realized and unrealized)   ...............      0.478      (0.006)       0.140      (0.707)
                                                    ----------   ---------   ----------   ---------
  Total from Investment Operations  ...............      0.962       0.480        0.638      (0.284)
                                                    ----------   ---------   ----------   ---------
 Less Distributions:
   Dividends from net investment income   .........      0.472       0.490        0.518       0.423
  Distributions from capital gains  ...............         --          --           --       0.153
                                                    ----------   ---------   ----------   ---------
  Total Distributions   ...........................      0.472       0.490        0.518       0.576
                                                    ----------   ---------   ----------   ---------
Net Asset Value, End of Period   ..................  $   12.25    $  11.76    $   11.77    $  11.65
                                                    ==========   =========   ==========   =========
Total Return(1)   .................................       8.30%       4.10%        5.70%      (2.35%)
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)  .........  $  13,610    $ 14,329    $  14,265    $ 11,652
 Ratio of Expenses to Average Net Assets# .........       1.64%       1.65%        1.61%       1.47%
 Ratio of Net Income to Average Net Assets#  ......       4.04%       4.08%        4.31%       3.95%
 Ratio of Expenses without waivers
  and assumption of expenses to
  Average Net Assets#   ...........................       1.79%       1.95%        1.97%       1.81%
 Ratio of Net Investments Income without
  waivers and assumption of expenses to
  Average Net Assets#   ...........................       3.89%       3.78%        3.95%       3.61%
Portfolio Turnover Rate ...........................        147%        210%         233%        258%



  **   Commencement of offering shares.

   + In 1994 the Tax Free Income Fund changed ifs fiscal year-end from October 31 to August 31.

 (1) Total returns are calculated before taking into account effect of 4.50% sales charge.
  #    Short periods have been annualized.

About sales charges

There's a sales charge to buy shares in the Tax Free Income Fund. There are also ongoing charges that all investors pay as long as they own their shares, as explained later.


Class A shares have a charge you pay when you invest.

There are a number of plans and special discounts which can decrease or even eliminate these charges.

This section explains how the sales charge work.

Class A Shares

The initial sales charge is deducted directly from the money you invest. As the table shows, the charge is lower the more you invest. The public offering price of Class A shares is the net asset value plus the initial sales charge. Net asset value is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors.

The Fund receives the net asset value.

                                           Total sales charge
Amount of investment              As % of the         As % of net
                                  offering price      amount invested
                                  per share
Less than $100,000                4.5%                4.71%
$100,000 but under $250,000       3.75%               3.90%
$250,000 but under $500,000       2.50%               2.56%
$500,000 but under                2.00%               2.04%
 $1 million

There is no initial sales charge for investments of $1 million or more


Vista Fund Distributors Inc. (VFD) is the distributor for the Fund. It's a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase Manhattan Bank. The Fund has adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of up to 0.25% of the Fund's average daily net assets. This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

VFD may provide promotional incentives to broker dealers that meet specified sales targets for one or more Chase Vista Funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a spring event or to the theater to entertain broker dealers and their guests; and reimbursement for travel expenses, including hotel and meals, for educational meetings inside and outside the U.S.

VFD may, in accordance with objective criteria, pay more to some broker dealers for certain services or activities promoting the sale of Fund shares. Sometimes these payments are made only to those broker dealers whose employees have sold or may sell significant amounts of shares of the Fund or other Chase Vista Funds. VFD pays these amounts out of compensation it receives from the Funds.

How to buy shares

There is no charge to buy or sell shares. You can open an account with as little as $2,500. The minimum is $1,000 for IRAs, SEP-IRAs and the Automatic Investment Program (see below).

We won't issue certificates unless you ask for them in writing.


The price of the shares is based on the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the public offering price which is based on the next NAV calculated after the Chase Global Funds Service Center accepts your instructions. The Fund calculates its NAV once each day based on prices at the close of regular trading on the New York Stock Exchange. The Fund generally values its assets at their market value but may use fair value if market prices are unavailable. The Chase Global Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.


The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. Normally, if the Chase Global Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price.

You must provide a Taxpayer Identification Number when you open an account.


The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.


By mail

You may buy shares of the Fund by completing and signing an account application and mailing it, together with a check payable to "Gintel Group", to:

The Gintel Group
c/o Chase Global Funds Services Company
P.O. Box 2798
Boston, MA 02208-2798

Special forms are required if you want to hold your shares in an IRA or Keogh. You can get them from the Fund. If you pay by check, you won't be able to sell your shares until your check clears. That could take 15 calendar days or longer. If you buy through an automated clearing house, you won't be able to sell your shares until the payment clears, which may take seven business days or longer. If a bank does not honor a check used to buy shares, the order will be canceled and the shareholder will be responsible for any losses or expenses the Fund incurs.

By wire

You may buy shares by wiring federal funds. For best service, follow these steps:

1) Phone Chase Global Funds Services Company toll free at 1-800-344-3092 to get instructions before you wire the funds. Have your Social Security or Tax Identification Number handy.

2) Tell your bank to wire the money to the Fund's custodian as follows:

The Chase Manhattan Bank
New York, N.Y. 10003
ABA # 0210-0002-1
F/B/O The Gintel Group
DDA Acct #910-2-732980
Ref: [Name of the Fund]
Your bank account number
Your bank account name

Additional investments

There is no minimum for additional investments. Just follow the procedures explained above for buying by mail or wire. It's important to include your mutual fund account number, account name and the Fund and class of shares you want to buy. Write the information on the check or wire order to make sure the money is credited properly.

You may also buy shares through registered securities dealers who have an agreement with the fund distributor. The dealer may charge a fee for this service.

The Automatic Investment Plan

The Automatic Investment Plan lets you make regular investments of $100 or more by having the money automatically debited from a bank savings or checking account. You can arrange to buy shares once a month on either the first or 15th of the month, or twice a month on the first and 15th of the month.

To set up the plan, ask the Fund for the proper form when you open your account. If you're already a shareowner and want to start a plan, send a signed letter with a signature guarantee and a deposit slip or check marked "Void" to Chase Global Funds Services Company at the address shown above.

How to sell shares

You can sell your shares on any day the Fund is open for business. The fund will not allow you to sell your shares if you haven't yet paid for them. The price you receive is the next net asset value calculated after your order is accepted.

Under normal circumstances, if your request is received before the Fund's cut-off time, the Fund will send you the proceeds the next business day. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You'll need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

By mail

To sell by mail, include the following:

1) A letter of instruction showing the number of shares or dollar amount you want to sell, the Fund name and the class of shares. All registered owners of the shares must sign the letter, using the exact names they used when they bought the shares.

2) Signature guarantees if needed. (See below.)

3) Other supporting legal documents if the sale involves estates, trusts, guardianships, custodianships, corporations, other organizations, or pension and profit sharing plans. If you're uncertain what to include call 1-800-344-3092.

Mail your request to:

The Gintel Group
c/o Chase Global Funds Services Company
P.O. Box 2798
Boston, MA 02208-2798

Box:
When to include signature guarantees
Signature guarantees help prevent fraud. You'll need one if you want the proceeds of the sale of shares to be sent to someone who is not a registered owner, or if you want the proceeds sent to an address that is not on our records.

Eligible guarantors include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. To guarantee a signature, a broker-dealer must be a member of a clearing organization or maintain net capital of at least $100,000. Call 1-800-344-3092 for more details.

The signature guarantee must appear either:
on the written request to sell your shares,

on a separate document which specifies the total number of shares, Fund and class of shares, or on all stock certificates being redeemed, if certificates were issued.

End box

By phone

To sell your shares by phone, you must have completed the appropriate section of the account application.

To sell by phone, call 1-800-344-3092. You can ask to have the proceeds sent by mail or by wire to your bank account. If you're selling less than $1,000 worth of shares, you the proceeds will be sent by mail only. There is a charge to send funds by wire. Have your account number, Fund name and Social Security or Tax Identification Number handy.

If you apply for telephone redemption privileges, you are authorizing the Fund distributor to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, the distributor will take reasonable precautions to confirm the caller's identity, such as asking for personal information. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund distributor takes reasonable precautions. Call 1-800-344-3092 for more information.

We can change or end the telephone redemption privilege at any time without notice.

Automatic withdrawals
The Systematic Withdrawal Plan lets you make regular withdrawals, monthly, quarterly twice a year or once a year. You must have a minimum account balance of $10,000 to set up the plan. Call 1-800-344-3092 for complete instructions.

Box:
Involuntary closing of accounts
The Fund can sell an investor's shares and close the account if:
the net asset value of the shares in the account falls below $500 the investor buys through the Systematic Investment Plan and fails to meet investment minimums within 12 months of opening the account. We'll give at least 60 days notice before closing an account.

End box

How to exchange shares

You can exchange your shares of this Fund for shares of any other Funds in the Gintel Group, as long as the other Fund is available in your state. You'll need to meet minimum investment requirements and other eligibility requirements. There may be other conditions.

Carefully read the prospectus of the fund you want to buy before making an exchange.

Shares will be exchanged at the next net asset value calculated after the exchange order is accepted. There are no fees for exchanging shares.

Chase Global Funds Services Company may set limits on exchanges, including number of shares exchanged and how often you may exchange them. Frequent exchanges can hurt all investors because they increase costs.

If your shares are held in a broker "street name", you can't exchange them by mail or telephone. You must contact your investment representative. Chase Global may reject any exchange request and may change or end the exchange feature at any time.

For federal income tax purposes, exchanging shares is treated as selling shares of one fund and buying shares of the other. As a result, you may realize a taxable gain or loss when you exchange.

To exchange by phone or wire, follow the procedures shown in the How to buy shares section above. You'll also have to include the name of the Fund and share class you want to exchange to.

The Fund's investment adviser

The Chase Manhattan Bank (Chase) is the investment adviser to the Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase and its predecessors have more than a century of money management experience.


For the fiscal year ending August 31, 1998, Chase received advisory fees at the annual rate of 0.13%, of the Fund's average daily net assets.


Chase Asset Management Inc. is the sub-adviser for the Tax Free Income Fund . Chase Asset Management is a wholly-owned subsidiary of Chase. It makes the day-to-day investment decisions for the Fund.

The Year 2000

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning on January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly.

Other information about the Fund


The Trust has agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class A Shares of each Fund held by investors serviced by the shareholder servicing agent.

Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

The Fund may issue multiple classes of shares. This prospectus relates only to Class A shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive different amount for each class.


Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.


Distributions and taxes

The Fund can make money two ways. It can earn income and it can realize capital gains. The Fund deducts any expenses then pays out these earnings to shareholders as distributions.

The Fund declares dividends daily and distributes the net investment income monthly. Net capital gains is distributed annually. You have three options for your distributions.

   o Reinvest all of them in additional Fund shares without a sales charge;
   o Take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or
   o Take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. There are exceptions. Dividends of tax-exempt interest income are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on dividends earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in the Fund. Please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

What the terms mean

Distribution fee: covers the cost of the distribution system used to sell shares to the public.

Forward commitments: A type of investment where the Fund buys securities to be delivered in the future.

Interest rate caps: Financial instruments where payment occurs if an interest rate index exceeds the cap rate. The cap rate is set ahead of time and is tied to a specific index.

Inverse floaters: Instruments whose interest rates move in the opposite direction from the interest rate on another security or the value of an index.

Investment advisory fee: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Maturity: Maturity is the length of time until the issuer who sold a debt security must pay back the principal amount of the debt.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For these securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not subject to federal income taxes.

Other expenses: miscellaneous items, including transfer agency, custody and registration fees.

Repurchase agreements: A type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

Shareholder service fee: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

Zero coupon securities: Debt securities which do not pay regular interest payments. Instead, they are sold at substantial discounts from their value at maturity.

More information


You'll find more information about the Fund in the following documents:

Annual and semi-annual reports
Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains more detailed information about the Fund and its policies. By law, it's considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-34-VISTA or writing to:

Chase Vista Funds Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the internet.


You can write the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.


Public Reference Section of the SEC Washington, DC 20549-6009.

1-800-SEC-0330


Reports, a copy of the SAI and other information about the Fund is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-8358

LIPPER MUTUAL FUNDS

Mutual Fund Investments
offered through
Lipper & Company, L.P.

U.S. Government Money Market Fund
Vista Shares


Prospectus Enclosed


For a new account application refer to
The Lipper Funds, Inc. Prospectus

U.S. GOVERNMENT
MONEY MARKET FUND

VISTA SHARES





PROSPECTUS

















Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of shares of the Fund as an investment or determined if this prospectus is accurate or complete. It is a crime to state otherwise.

CONTENTS

Information about the Fund                x

How Your Account Works                    x
      About Sales Charges                 x
      Buying Fund Shares                  x
      Selling Fund Shares                 x
      Other Information concerning the Fund     x

Distribution and Taxes                    x

Shareholder Services                      x

Financial Highlights of the Fund                x

The Fund's objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.


The Fund's approach

The Fund invests substantially all its assets in:
   o debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and
   o repurchase agreements using these securities as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating or ratings. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.


[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the U.S. Government Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.


The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since 1988. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Footnote: The performance for the period before Vista Class shares were launched in 1993 is based upon performance for Premier Class shares of the Fund. The actual returns of Vista shares would have been lower than shown because Vista shares have higher expenses than Premier shares.


Best quarter:           _____%, xth quarter, 19__
Worst quarter:          _____%, xth quarter, 19__


Average annual total returns
For the periods ending December 31, 1997:



                   Past 1 year       Past 5 years            Past 10 years
Vista shares       _____%            _____%                  _____%

Fees and expenses

You don't have to pay any sales charge when you buy or sell Vista shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.

                                                                    Total
                                                                    Fund
Class of shares    Investment  Distribution  Shareholder  Other     fees
                   advisory    (12b-1) fees  service      expenses  and
                   fee                       fee                    expenses
Vista shares       0.10%       0.10%         0.35%        0.14%     0.69%

[Sidenote]
The actual shareholder service fee currently is expected to be 0.25% and the total fees and expenses are expected not to exceed 0.59%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.


Example
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:
   o you invest $10,000
   o you sell all your shares at the end of the period
   o your investment has a 5% return each year, and
   o the Fund's operating expenses remain the same as shown above.


Your costs would be:
Number of years:         1             3             5            10
Costs:                  $70          $221          $384          $859

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.


                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Vista Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                    VISTA U.S. GOVERNMENT MONEY MARKET FUND


                                               Year            Year             Year            Year         11/1/93
                                              ended           ended            ended            ended        through
                                             8/31/98         8/31/97          8/31/96         8/31/95        8/31/94**
                                            ---------      -----------      -----------      ---------      -----------
PER SHARE OPERATING PER-
  FORMANCE
Net Asset Value, Beginning of Period ...                    $     1.00       $     1.00       $   1.00       $     1.00
                                                           -----------      -----------      ---------      -----------
 Income from Investment Operations:
  Net Investment Income ................                         0.049            0.049          0.049            0.025
                                                           -----------      -----------      ---------      -----------
 Less Distributions:
  Dividends from Net Investment
  Income ...............................                         0.049            0.049          0.049            0.025
                                                           -----------      -----------      ---------      -----------
Net Asset Value, End of Period .........                    $     1.00       $     1.00       $   1.00       $     1.00
                                                           ===========      ===========      =========      ===========
TOTAL RETURN                                                      5.04%            4.97%          5.05%            2.48%
Ratios/Supplemental Data
 Net Assets, End of Period (000
  omitted) .............................                    $2,139,368       $2,057,023       $341,336       $  335,365
 Ratio of Expenses to Average Net
  Assets# ..............................                          0.59%            0.65%          0.80%            0.80%
 Ratio of Net Investment Income to
  Average Net Assets# ..................                          4.93%            4.83%          4.93%            2.94%
 Ratio of Expenses without waivers
   and assumption of expenses to
   Average Net Assets# .................                          0.72%            0.73%          0.80%            0.80%
 Ratio of Net Investment Income
   without waivers and assumption
   of expenses to Average Net
   Assets# .............................                          4.80%            4.75%          4.93%            2.94%



  ** In 1994 the U.S. Government Money Market Fund changed its fiscal year-end from October 31 to August 31.
   #    Short periods have been annualized.

How to buy shares

You can open an account through Lipper & Co. LLP with as little as $2,500. The minimum is $1,000 for IRAs, SEP-IRAs and Systematic Investment Plans (see below)..


By mail

You may buy shares of the Fund by completing and signing an account application and mailing it, together with a check payable to "Lipper Mutual Funds", to:

Lipper Mutual Funds
c/o Chase Global Funds Services Company
P.O. Box 2798
Boston, MA 02208-2798

If you pay by check, you won't be able to sell your shares until your check clears. That could take 15 calendar days or longer. If a bank does not honor a check used to buy shares, the order will be canceled and the shareholder will be responsible for any losses or expenses the Fund incurs.


By wire

You may buy shares by wiring federal funds. For best service, follow these steps:

1) Phone toll free at 1-800-LIPPER9 before you wire the funds. Give your name, address, telephone number, Social Security or Tax Identification Number, the Fund name and class of shares you want to buy, the amount being wired and the name of the bank wiring the funds. If you don't already have a Lipper Funds account, an account number will be provided.

2) Tell your bank to wire the money to the Fund's custodian as follows:

The Chase Manhattan Bank
New York, N.Y. 10003
ABA # 0210-0002-1
DDA Acct #910-2-753168
F/B/O Lipper Mutual Funds
Ref: U.S. Government Money Market
Your bank account number
Your bank account name

3) Complete and sign an account application. Sign the carbon copy and send it to the custodian, Chase Global Funds Service Co. (Chase Global), at the address shown in the By mail section above. It's important to send the application as soon as possible since you won't be able to sell, exchange or transfer your shares until Chase Global receives the application. Purchase orders will be accepted only on days when both the New York Stock Exchange and Chase Global are open for business.


Additional investments

You can make additional investments in the Fund at any time with as little as $100. Just follow the procedures explained above for buying by mail or wire. It's important to include your mutual fund account number, account name and the Fund and class of shares you want to buy. Write the information on the check or wire order to make sure the money is credited properly.

Mail orders must include the "Invest by Mail" stub which accompanies each Fund's confirmation statement.

The Systematic Investment Plan

The Systematic Investment Plan lets you make regular investments of $100 or more by having the money automatically debited from a bank savings or checking account.

To set up the plan, complete the appropriate section of the account application when you open your account. If you're already a shareowner and want to start a plan, send a signed letter with a signature guarantee and a deposit slip or check marked "Void" to Chase Global Funds Services Co. at the address shown above. Call 1-800-LIPPER9 for complete instructions.


How the shares are priced

The price of your shares is the net asset value per share (NAV) of $1.00. NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV. The fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.


The NAV is generally calculated as of 4:00 p.m. Eastern time, each day the Fund is accepting purchase orders. When certain automated share purchase programs are introduced, we'll also calculate the NAV at 6:00 p.m. You'll pay the next NAV calculated after our agent, the Chase Global Funds Service Center, receives your order in proper form. An order is in proper form only after funds are converted into federal funds.


The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us and order in proper form by the Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price, but we may process it that day. If you pay by check before the cut-off time, we'll generally process your order the next day the Fund is open for business. Normally, the cut-off (in Eastern time) for the U.S. Government Fund is 4:00 p.m.

If the Public Securities Association recommends an early close to trading on the U.S. Government securities market, the Fund may close earlier.

The Fund reserves the right to reject any purchase order.


How to sell shares

You can sell your shares on any day the Fund is open for business, either through Lipper & Co. LLP or through Chase Global Funds Services Company. The fund will not allow you to sell your shares if you haven't yet paid for them. The price you receive is the next net asset value calculated after Lipper or Chase accept your order to sell.


Selling through Lipper

Your investment representative will be responsible for sending all the necessary documents. They should be addressed to Lipper Mutual Funds, c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02208


Selling through Chase Global

By mail

To sell by mail, include the following:

1) A letter of instruction showing the number of shares or dollar amount you want to sell, the Fund name and the class of shares. All registered owners of the shares must sign the letter, using the exact names they used when they bought the shares.

2) Signature guarantees if needed. (See below.)

3) Other supporting legal documents if the sale involves estates, trusts, guardianships, custodianships, corporations, other organizations, or pension and profit sharing plans. If you're uncertain what to include call 1-800-LIPPER9.


Box:
When to include signature guarantees
Signature guarantees help prevent fraud. You'll need one if you want the proceeds of the sale of shares to be sent to someone who is not a registered owner, or if you want the proceeds sent to an address that is not on our records.

Eligible guarantors include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. To guarantee a signature, a broker-dealer must be a member of a clearing organization or maintain net capital of at least $100,000. Call 1-800-LIPPER9 for more details.

The signature guarantee must appear either:
on the written request to sell your shares, on a separate document which specifies the total number of shares, Fund and class of shares, or on all stock certificates being redeemed, if certificates were issued.

End box


By phone

To sell your shares by phone, you must have completed the appropriate section of the account application.

To sell by phone, call 1-800-LIPPER9. You can ask to have the proceeds sent by mail or by wire to your bank account. Have your account number, Fund name and Social Security or Tax Identification Number handy.

If you apply for telephone redemption privileges, you are authorizing the Fund distributor to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, the distributor will take reasonable precautions to confirm the caller's identity, such as asking for personal information. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund distributor takes reasonable precautions. Call 1-800-LIPPER9 for more information.

You can change the bank or account designated to receive sale proceeds by sending a letter to Chase Global Fund Services Company at the address shown in the By mail section above. Each shareholder must sign the request and each signature must be guaranteed. Please call 1-800-LIPPER9 for details.

We can change or end the telephone redemption privilege at any time without notice.


The Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you make regular withdrawals of $100 or more, monthly, quarterly or twice a year. You must have a minimum account balance of $5,000 to set up the plan. Call 1-800-LIPPER9 for complete instructions.


How the shares are priced

You can sell your shares on any day the fund is open for business. If your order is accepted before 2 p.m. Eastern time, the Fund generally sends the proceeds on the next day it's open for business, assuming you have paid for the shares. Under unusual circumstances, the fund may stop accepting orders or may postpone payment for more than seven business days, as permitted by federal securities laws.

Box:
Involuntary closing of accounts
The Fund can sell an investor's shares and close the account if: the net asset value of the shares in the account falls below $500 the investor buys through the Systematic Investment Plan and fails to meet investment minimums within 12 months of opening the account. We'll give at least 60 days notice before closing an account.

End box

How to exchange shares

You can exchange your shares of this Fund for shares of certain other Funds in the Lipper Group of Funds. Consult your investment representative or Chase Global to find out if the Fund you're interested in is included in the exchange program and if it's available in your state. You'll need to meet minimum investment requirements and other eligibility requirements. There may be other conditions.

The description of the exchange privilege in this prospectus takes the place of the description in the Statement of Additional Information if you're buying through Lipper Mutual Funds.

Shares will be exchanged at the next net asset value calculated after the exchange order is accepted. There are no fees for exchanging shares.

Carefully read the prospectus of the fund you want to buy before making an exchange.

Chase Global Funds Services Company may set limits on exchanges, including number of shares exchanged and how often you may exchange them. Frequent exchanges can hurt all investors because they increase costs.

If your shares are held in a broker "street name", you can't exchange them by mail or telephone. You must contact your investment representative. Chase Global may reject any exchange request and may change or end the exchange feature at any time.

For federal income tax purposes, exchanging shares is treated as selling shares of one fund and buying shares of the other. As a result, you may realize a taxable gain or loss when you exchange.


By phone

If you set up the telephone exchange privilege when you opened your account, call 1-800-LIPPER9. Have your account number, Fund name and Social Security or Tax Identification Number handy.


By mail

Send a letter including:
the account number for your current Fund the Fund name and share class of the Fund you're exchanging from the name of the Fund you're exchanging to

Other supporting legal documents if the sale involves estates, trusts, guardianships, custodianships, corporations, other organizations, or pension and profit sharing plans. If you're uncertain what to include call 1-800-LIPPER9.

Send your request to:
Lipper Mutual Funds
c/o Chase Global Funds Services Company
P.O. Box 2798
Boston, MA 02208-2798










The Fund's investment adviser

The Chase Manhattan Bank (Chase) is the investment adviser to the Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase and its predecessors have more than a century of money management experience.


For the fiscal year ended August 31, 1998, Chase was paid an advisory fee of 0.10% of the average daily net assets of the Fund.


Chase Asset Management Inc. is the sub-adviser to the U.S. Government Money Market Fund. Chase Asset Management is a wholly-owned subsidiary of Chase. It makes the day-to-day investment decisions for the Funds.


The Year 2000
The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning on January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly.

Distribution Arrangements


Vista Fund Distributors Inc. (VFD) is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with The Chase Manhattan Bank. The Fund has adopted a Rule 12b-1 distribution plan under which it pays up to 0.10% of its Vista Class assets in distributor fees.

These payments covers such things as payments for services provided by broker-dealers and expenses connected to sale of shares. Payments are not tied to the amount of actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.


VFD may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Chase Vista Funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater for entertainment for broker dealers and their guests; and reimbursement for travel expenses, including hotel and meals, in connection for attending training and educational meetings inside and outside the United States.


VFD may, in accordance with objective criteria, pay more to some broker dealers for certain services or activities promoting the sale of Fund shares. Sometimes these payments are made only to those broker dealers whose employees have sold or may sell significant amounts of shares of the Funds or other Chase Vista Funds. VFD pays these amounts outs of compensation it receives from the Funds.



Other information concerning the Fund
The Trust has agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.35% of the average daily net assets of the Vista Shares of the Fund held by investors serviced by the shareholder servicing agent. The Board of Trustees has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Vista Shares of the Fund.


Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of the Fund held by customers of those shareholder servicing agents.


Each Fund may issue multiple classes of shares. This prospectus relates only to Vista shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.


Distributions and taxes

The Fund can make money two ways. It can earn income and it can realize capital gains by selling investments for more than they paid. The Fund deducts any expenses then pays out these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. We distribute any short-term capital gains at least annually. The Fund does not expect to make long-term capital gains.

Dividends are usually taxable as ordinary income at the federal, state and local levels. There are exceptions. The state or municipality where you live may not charge you state and local taxes on dividends earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Distributions of capital gains are taxable as long term gains no matter how long you held your shares. This is true whether you receive the payments in cash or reinvest them in shares of the Fund.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in the Fund. Please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

What the terms mean

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

Distribution fee: covers the cost of the distribution system used to sell shares to the public.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Investment advisory fee: a fee paid to the investment advisor to manage the Fund and make decisions about buying and selling the Fund's investments.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

Other expenses: miscellaneous items, including transfer agency, custody and registration fees.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

Shareholder service fee: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

Variable rate securities: Securities whose interest rates are periodically adjusted.

[Back Cover Page]

More information

You'll find more information about the Fund in the following documents:

Annual and semi-annual reports

Our annual and semi-annual reports contain more information about the Fund's investments and performance.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Fund and its policies. By law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-62- CHASE or writing to:

Chase Vista Funds Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

If you buy your shares through an institution, you may contact your institution for more information.

You can write the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC Washington, DC 20549-6009.

1-800-SEC-0330

Reports, a copy of the SAI and other information about the Fund is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-8358

Vista Mutual Funds offered
through the Gintel Group






Federal Money Market Fund
Cash Management Fund




Prospectus Enclosed




Gintel & Co.
6 Greenwich Office Park
Greenwich, CT 06831
203-622-6400


Chase Global Funds Services Co.
P.O. Box 2798
Boston, MA 02208-2798
800-344-3092

Federal Money Market Fund
Cash Management Fund




Prospectus











Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of shares of any of the Funds as an investment or determined if this prospectus is accurate or complete. It is a crime to state otherwise.

CONTENTS

Information about the Fund                      x
      Federal Money Market                      x
      Cash Management
How Your Account Works                          x
      About Sales Charges                       x
      Buying Fund Shares                        x
      Selling Fund Shares                       x
      Other Information concerning the Fund     x

Distribution and Taxes                          x

Shareholder Services                            x

Financial Highlights of the Fund                x

Federal Money Market Fund

The Fund's objective

The Fund aims to provide current income while still preserving capital and maintaining liquidity.


The Fund's approach

The Fund invests primarily in:

o direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and
o debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The Fund does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the Federal Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since the Fund was launched in 1994. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]


Best quarter:           _____%, xth quarter, 19__
Worst quarter:          _____%, xth quarter, 19__



Average annual total returns

For the period ending December 31, 1997:
                   Past 1 year    Since inception 5/9/94
Vista shares       _____%     _____%



Fees and expenses

You don't have to pay any sales charge when you buy or sell Vista shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.

                                                                    Total
                   Investment                Shareholder            Fund
                   advisory    Distribution  service      Other     fees and
Class of shares    fee         (12b-1)fees   fee          expenses  expenses

Vista shares       0.10%       0.10%         0.35%        0.24%     0.79%

[Sidenote]
The actual shareholder service fee is currently expected to be 0.26% and the total fees and expenses are expected not to exceed 0.70%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.


Example
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:
o   you invest $10,000
o   you sell all your shares at the end of the period
o   your investment has a 5% return each year,
o   and the Fund's operating expenses remain the same as shown above.

Your costs would be:
Number of years:         1             3             5            10

Costs:                  $81          $252          $439          $978

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Cash Management Fund

The Fund's objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund's approach

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:
o high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations
o  debt securities issued or guaranteed by qualified banks. These are:
o U.S. banks with more than $1 billion in total assets and foreign branches of these banks
o foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.
o other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing
o securities issued or guaranteed by the U.S. Government, its agencies or authorities
o  securities backed by assets
o  repurchase agreements

The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match US standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.


[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the Cash Management Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since the predecessor of the Fund was launched in 1989. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


Past performance does not predict how this Fund will perform in the future.


Year-by-year returns

[bar chart goes here]


Footnote: On May 3, 1996, the Hanover Cash Management Fund merged into Cash Management Fund. The Fund's performance figures for the periods before that date are for the Hanover fund.


Best quarter:           _____%, xth quarter, 19__
Worst quarter:          _____%, xth quarter, 19__



Average annual total returns


For the periods ending December 31, 1997:

                   Past 1 year       Past 5 years   Since inception 1/17/89
Vista shares       _____%            _____%         _____%

Fees and expenses

You don't have to pay any sales charge when you buy or sell Vista shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.

                                                                    Total
                   Investment                Shareholder            Fund
                   advisory    Distribution  service      Other     fees and
Class of shares    fee         (12b-1)fees   fee          expenses  expenses
Vista shares       0.10%       none          0.35%        0.16%     0.61%

[Sidenote]
The actual shareholder service fee currently is expected to be 0.33% and the total fees and expenses are expected not to exceed 0.59%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.


Example
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:
o  you invest $10,000
o  you sell all your shares at the end of the period
o  your investment has a 5% return each year, and

o the Fund's operating expenses remain the same as shown above.

Your costs would be:

Number of years:         1             3             5            10
Costs:                  $62          $195          $340          $762

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Vista Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                        VISTA FEDERAL MONEY MARKET FUND

                                                      Year             Year           Year           Year         5/9/94*
                                                     Ended             ended          ended          ended        through
                                                    8/31/98          8/31/97        8/31/96        8/31/95        8/31/94
                                                  -----------       ---------      ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ............                    $   1.00       $   1.00       $   1.00       $   1.00
                                                                    ---------      ---------      ---------      ---------
 Income from Investment Operations:
  Net Investment Income  ........................                       0.048          0.048          0.051          0.013
                                                                    ---------      ---------      ---------      ---------
  Total from Investment Operations   ............                       0.048          0.048          0.051          0.013
 Less Distributions:
  Dividends from Net Investment Income  .........                       0.048          0.048          0.051          0.013
                                                                    ---------      ---------      ---------      ---------
Net Asset Value, End of Period ..................                    $   1.00       $   1.00       $   1.00       $   1.00
                                                                    =========      =========      =========      =========
TOTAL RETURN                                                             4.91%          4.83%          5.20%          1.26%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)   ......                    $301,031       $352,934       $203,399       $ 19,955
 Ratio of Expenses to Average Net Assets#  ......                        0.70%          0.70%          0.69%          0.40%
 Ratio of Net Investment Income to Average Net
  Assets# .......................................                        4.79%          4.79%          5.16%          4.36%
 Ratio of Expenses without waivers and assumption
   of expenses to Average Net Assets#   .........                        0.82%          0.93%          0.93%          1.02%
 Ratio of Net Investment Income without waivers
   and assumptions of expenses to Average Net
   Assets#   ....................................                        4.67%          4.56%          4.92%          3.74%


* Commencement of offering shares.
# Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

On May 3, 1996, the Hanover Cash Management Fund merged into Vista Cash Management Fund. The table set forth below provides selected per share data and ratios for one Hanover Cash Management Fund share (the accounting survivor of the merger) outstanding through May 3, 1996 and one Vista Share of the Vista Cash Management Fund outstanding for periods thereafter. This information is supplemented by financial statements and accompanying notes appearing in the Hanover Cash Management Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1995 and the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which both are incorporated by reference into the SAI. Shareholders may obtain a copy of these annual reports by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, for the year ended August 31, 1997 and the period ended August 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Fund's Annual Report to Shareholders. Periods ended prior to December 1, 1995 were audited by other independent accountants.

                           VISTA CASH MANAGEMENT FUND
--------------------------------------------------------------------------------



                                                              Year           Year          12/1/95               Year Ended
                                                             Ended         Ended           through       --------------------------
                                                            8/31/98       8/31/97         8/31/96**         11/30/95       11/30/94
                                                          -----------   -----------    -------------     -----------       --------
PER SHARE OPERATING PERFORMANCE
 Net Asset Value, Beginning of Period ....................              $    1.000     $    1.000        $    1.000     $  1.000
                                                                        ----------     ----------        ----------     --------
 Income from Investment Operations:
  Net Investment Income  .................................                   0.050          0.037             0.054        0.036
                                                                        ----------     ----------        ----------     --------
 Less Distributions:
  Dividends from Net Investment Income  ..................                   0.050          0.037             0.054        0.036
                                                                        ----------     ----------        ----------     --------
Net Asset Value, End of Period ...........................              $    1.000     $    1.000        $    1.000     $  1.000
                                                                        ==========     ==========        ==========     ========
TOTAL RETURN                                                                  5.09%          3.69%             5.49%        3.62%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)   ...............              $2,576,142     $1,621,212        $1,634,493     $990,045
 Ratio of Expenses to Average Net Assets#  ...............                    0.59%          0.60%             0.58%        0.58%
 Ratio of Net Investment Income to Average Net Assets#   .                    4.99%          4.91%             5.35%        3.62%
 Ratio of Expenses without waivers and assumption of
  expenses to Average Net Assets# ........................                    0.62%          0.63%             0.62%        0.62%
 Ratio of Net Investment Income without waivers and
  assumption of expenses to Average Net Assets # .........                     4.96%          4.88%             5.31%        3.58%



                                                             Year Ended
                                                              -----------
                                                              11/30/93
                                                              --------
PER SHARE OPERATING PERFORMANCE
 Net Asset Value, Beginning of Period ..................... $    1.000
                                                            ----------
 Income from Investment Operations:
  Net Investment Income  .................................       0.027
                                                            ----------
 Less Distributions:
  Dividends from Net Investment Income  ..................       0.027
                                                            ----------
Net Asset Value, End of Period ...........................  $    1.000
                                                            ==========
TOTAL RETURN                                                      2.74%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)   ...............  $  861,025
 Ratio of Expenses to Average Net Assets#  ...............        0.61%
 Ratio of Net Investment Income to Average Net Assets#   .        2.70%
 Ratio of Expenses without waivers and assumption of
  expenses to Average Net Assets# ........................        0.64%
 Ratio of Net Investment Income without waivers and
  assumption of expenses to Average Net Assets # .........        2.67%




  **    In 1996, the Fund changed its fiscal year end from November 30 to
        August 31.
   #    Short periods have been annualized.

How to buy, sell and exchange shares


How shares are priced

The price of your shares is the net asset value per share (NAV) of $1.00. NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. Both Funds described in this prospectus seek to maintain a stable NAV. Each fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV is generally calculated as of 4:00 p.m. Eastern time, each day the Funds are accepting purchase orders. When certain automated share purchase programs are introduced, we'll also calculate the NAV at 6:00 p.m. for Funds available through those programs. You'll pay the next NAV calculated after our agent, the Chase Global Funds Service Center, receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us and order in proper form by the Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price, but we may process it that day. If you pay by check before the cut-off time, we'll generally process your order the next day the Fund is open for business. Normally, the cut-off (in Eastern time) is 2:00 p.m. for the Federal Money Market Fund and 4:00 p.m. for the Cash Management Fund.

If the Public Securities Association recommends an early close to trading on the U.S. Government securities market, the Fund may close earlier.

You must provide a Taxpayer Identification Number when you open an account.

The Funds have the right to reject any purchase order or stop offering shares at any time.

How to buy shares

There is no charge to buy or sell shares. You can open an account with as little as $2,500. The minimum is $1,000 for IRAs, SEP-IRAs and the Automatic Investment Program (see below). We won't issue certificates unless you ask for them in writing.

By mail

You may buy shares of the Fund by completing and signing an account application and mailing it, together with a check payable to "Gintel Group", to:

The Gintel Group
c/o Chase Global Funds Services Company
P.O. Box 2798
Boston, MA 02208-2798

Special forms are required if you want to hold your shares in an IRA or Keogh. You can get them from the Fund. If you pay by check, you won't be able to sell your shares until your check clears. That could take 15 calendar days or longer. If you buy through an automated clearing house, you won't be able to sell your shares until the payment clears, which may take seven business days or longer. If a bank does not honor a check used to buy shares, the order will be canceled and the shareholder will be responsible for any losses or expenses the Fund incurs.


By wire

You may buy shares by wiring federal funds. For best service, follow these steps:

1) Phone Chase Global Funds Services Company toll free at 1-800-344-3092 to get instructions before you wire the funds. Have your Social Security or Tax Identification Number handy.

2) Tell your bank to wire the money to the Fund's custodian as follows:

The Chase Manhattan Bank
New York, N.Y. 10003
ABA # 0210-0002-1
F/B/O The Gintel Group
DDA Acct #910-2-732980
Ref: [Name of the Fund]

Your bank account number
Your bank account name


Additional investments

There is no minimum for additional investments. Just follow the procedures explained above for buying by mail or wire. It's important to include your mutual fund account number, account name and the Fund and class of shares you want to buy. Write the information on the check or wire order to make sure the money is credited properly.

You may also buy shares through registered securities dealers who have an agreement with the fund distributor. The dealer may charge a fee for this service.


The Automatic Investment Plan

The Automatic Investment Plan lets you make regular investments of $100 or more by having the money automatically debited from a bank savings or checking account. You can arrange to buy shares once a month on either the first or 15th of the month, or twice a month on the first and 15th of the month.

To set up the plan, ask the Fund for the proper form when you open your account. If you're already a shareowner and want to start a plan, send a signed letter with a signature guarantee and a deposit slip or check marked "Void" to Chase Global Funds Services Company at the address shown above.


How to sell shares

You can sell your shares on any day the Fund is open for business. The fund will not allow you to sell your shares if you haven't yet paid for them. The price you receive is the next net asset value calculated after your order is accepted.

Under normal circumstances, if your request is received before the Fund's cut-off time, the Fund will send you the proceeds the next business day. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You'll need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

By mail

To sell by mail, include the following:

1) A letter of instruction showing the number of shares or dollar amount you want to sell, the Fund name and the class of shares. All registered owners of the shares must sign the letter, using the exact names they used when they bought the shares.

2) Signature guarantees if needed. (See below.)

3) Other supporting legal documents if the sale involves estates, trusts, guardianships, custodianships, corporations, other organizations, or pension and profit sharing plans. If you're uncertain what to include call 1-800-344-3092.

Mail your request to:

The Gintel Group
c/o Chase Global Funds Services Company
P.O. Box 2798
Boston, MA 02208-2798


Box:
When to include signature guarantees
Signature guarantees help prevent fraud. You'll need one if you want the proceeds of the sale of shares to be sent to someone who is not a registered owner, or if you want the proceeds sent to an address that is not on our records.

Eligible guarantors include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. To guarantee a signature, a broker-dealer must be a member of a clearing organization or maintain net capital of at least $100,000. Call 1-800-344-3092 for more details.

The signature guarantee must appear either:
on the written request to sell your shares, on a separate document which specifies the total number of shares, Fund and class of shares, or on all stock certificates being redeemed, if certificates were issued.

End box


By phone

To sell your shares by phone, you must have completed the appropriate section of the account application.

To sell by phone, call 1-800-344-3092. You can ask to have the proceeds sent by mail or by wire to your bank account. If you're selling less than $1,000 worth of shares, you the proceeds will be sent by mail only. There is a charge to send funds by wire. Have your account number, Fund name and Social Security or Tax Identification Number handy.

If you apply for telephone redemption privileges, you are authorizing the Fund distributor to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, the distributor will take reasonable precautions to confirm the caller's identity, such as asking for personal information. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund distributor takes reasonable precautions. Call 1-800-344-3092 for more information.

We can change or end the telephone redemption privilege at any time without notice.


Automatic withdrawals
The Systematic Withdrawal Plan lets you make regular withdrawals, monthly, quarterly twice a year or once a year. You must have a minimum account balance of $10,000 to set up the plan. Call 1-800-344-3092 for complete instructions.

Box:
Involuntary closing of accounts
The Fund can sell an investor's shares and close the account if:
the net asset value of the shares in the account falls below $500 the investor buys through the Systematic Investment Plan and fails to meet investment minimums within 12 months of opening the account. We'll give at least 60 days notice before closing an account.

End box


How to exchange shares

You can exchange your shares of this Fund for shares of any other Funds in the Gintel Group, as long as the other Fund is available in your state. You'll need to meet minimum investment requirements and other eligibility requirements. There may be other conditions.

Carefully read the prospectus of the fund you want to buy before making an exchange.

Shares will be exchanged at the next net asset value calculated after the exchange order is accepted. There are no fees for exchanging shares.

Chase Global Funds Services Company may set limits on exchanges, including number of shares exchanged and how often you may exchange them. Frequent exchanges can hurt all investors because they increase costs.

If your shares are held in a broker "street name", you can't exchange them by mail or telephone. You must contact your investment representative. Chase Global may reject any exchange request and may change or end the exchange feature at any time.

For federal income tax purposes, exchanging shares is treated as selling shares of one fund and buying shares of the other. As a result, you may realize a taxable gain or loss when you exchange.

To exchange by phone or wire, follow the procedures shown in the How to buy shares section above. You'll also have to include the name of the Fund and share class you want to exchange to.

The Fund's investment adviser

The Chase Manhattan Bank (Chase) is the investment adviser to the Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase and its predecessors have more than a century of money management experience.


For the fiscal year ended August 31, 1998, Chase was paid an advisory fee of 0.10% of the average daily net assets of each Fund.


Chase Asset Management Inc. is the sub-adviser for the Federal Money Market Fund . Chase Asset Management is a wholly-owned subsidiary of Chase. It makes the day-to-day investment decisions for the Funds.

Chase Bank of Texas, National Association (Chase Texas) is the sub-adviser to the Cash Management Fund. Chase Texas and its predecessor have been in the investment counseling business since 1987 and is a wholly-owned subsidiary of The Chase Manhattan Corporation. It makes the day-to-day investment decisions for the Funds.

The Year 2000
The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning on January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly.

Distribution Arrangements


Vista Fund Distributors Inc. (VFD) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with The Chase Manhattan Bank. The Federal Money Market Fund has adopted a Rule 12b-1 distribution plan under it pays up to 0.10% of its Vista Class assets in distribution fees.

These payments covers such things as payments for services provided by broker-dealers and expenses connected to sale of shares. Payments are not tied to the amount of actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.


VFD may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Chase Vista Funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater for entertainment for broker dealers and their guests; and reimbursement for travel expenses, including hotel and meals, in connection for attending training and educational meetings inside and outside the United States.


VFD may, in accordance with objective criteria, pay more to some broker dealers for certain services or activities promoting the sale of Fund shares. Sometimes these payments are made only to those broker dealers whose employees have sold or may sell significant amounts of shares of the Funds or other Chase Vista Funds. VFD pays these amounts outs of compensation it receives from the Funds.

Other information concerning the Funds


The Trust has agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.35% of the average daily net assets of the Vista Shares of each Fund held by investors serviced by the shareholder servicing agent. The Board of Trustees has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Vista Shares of each Fund.

Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates only to Vista shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive different amount for each class.


Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.


Distributions and taxes


The Funds can make money two ways. They can earn income and they can realize capital gains by selling investments for more than they paid. The fund deducts any expenses then pays out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. We distribute any short-term capital gains at least annually. The Funds do not expect to make long-term capital gains.

Dividends are usually taxable as ordinary income at the federal, state and local levels. There are exceptions. Dividends of tax-exempt interest income by the Tax Free Funds are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on dividends earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Distributions of capital gains are taxable as long term gains no matter how long you held your shares. This is true whether you receive the payments in cash or reinvest them in shares of the fund.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in these Funds. Please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

What the terms mean

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

Distribution fee: covers the cost of the distribution system used to sell shares to the public.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Investment advisory fee: a fee paid to the investment advisor to manage the Fund and make decisions about buying and selling the Fund's investments.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

Other expenses: miscellaneous items, including transfer agency, custody and registration fees.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

Shareholder service fee: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

Variable rate securities: Securities whose interest rates are periodically adjusted.

[Back Cover Page]

More information

You'll find more information about the Funds in the following documents:

Annual and semi-annual reports

Our annual and semi-annual reports contain more information about each Fund's investments and performance.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Funds and their policies. By law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-62- CHASE or writing to:

Chase Vista Funds Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

If you buy your shares through an institution, you may contact your institution for more information.

You can write the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC Washington, DC 20549-6009.

1-800-SEC-0330

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-8358

Cohen & Steers
Chase Vista Cash Management Fund

757 Third Avenue
New York, New York 10017
(212) 832-3232


Prospectus Enclosed

Chase Vista Cash Management Fund

PROSPECTUS

December 29, 1998

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of shares of any of the Funds as an investment or determined if this prospectus is accurate or complete. It is a crime to state otherwise.

CONTENTS

Information about the Fund                  x

How Your Account Works                             x
     About Sales Charges                    x
     Buying Fund Shares                     x
     Selling Fund Shares                    x
     Other Information concerning the Fund         x

Distribution and Taxes                             x

Shareholder Services                        x

Financial Highlights of the Fund                   x

The Fund's objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund's approach

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:
   o high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations
   o debt securities issued or guaranteed by qualified banks. These are:
         o U.S. banks with more than $1 billion in total assets and foreign branches of these banks
         o foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.
         o other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing
   o securities issued or guaranteed by the U.S. Government, its agencies or authorities
   o securities backed by assets
   o repurchase agreements

The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality as determined by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


Instead of investing directly in underlying securities, the Fund may invest all of its assets in another investment company having substantially the same investment objectives and policies.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match US standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation, The Chase Manhattan Bank, or any other government agency. Although the Cash Management Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Sidenote:] Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year since the predecessor of the Fund was launched in 1989. This provides some indication of the risks of investing in the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Footnote: On May 3, 1996, the Hanover Cash Management Fund merged into Cash Management Fund. The Fund's performance figures for the periods before that date are for the Hanover fund.


Best quarter:                _____%, xth quarter, 19__
Worst quarter:               _____%, xth quarter, 19__



Average annual total returns For the periods ending December 31, 1997:
                   Past 1 year        Past 5 years      Since inception 1/17/89
Vista shares       _____%             _____%            _____%

Fees and expenses

You don't have to pay any sales charge when you buy or sell Vista shares of the Fund.

The Fund has a number of operating expenses that it pays out of its assets. You don't pay any of these directly, but they have the effect of reducing the Fund's overall returns. The table is based on expenses for the most recent fiscal year.


                                                                               Total
                                                                               Fund
Class of shares        Investment     Distribution   Shareholder   Other       fees and
                       advisory fee   (12b-1) fees   service fee   expenses    expenses
Vista shares           0.10%          none           0.35%         0.16%       0.61%

[Sidenote]
The actual shareholder service fee currently is expected to be 0.33% and the total fees and expenses are expected not to exceed 0.59%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.


Example
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:
     o you invest $10,000
     o you sell all your shares at the end of the period
     o your investment has a 5% return each year, and
     o the Fund's operating expenses remain the same as shown above.

Your costs would be:


Number of years:             1               3               5               10
Costs:                     $62            $195            $340             $762

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

                             FINANCIAL HIGHLIGHTS

On May 3, 1996, the Hanover Cash Management Fund merged into Vista Cash Management Fund. The table set forth below provides selected per share data and ratios for one Hanover Cash Management Fund share (the accounting survivor of the merger) outstanding through May 3, 1996 and one Vista Share of the Vista Cash Management Fund outstanding for periods thereafter. This information is supplemented by financial statements and accompanying notes appearing in the Hanover Cash Management Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1995 and the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which both are incorporated by reference into the SAI. Shareholders may obtain a copy of these annual reports by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, for the year ended August 31, 1997 and the period ended August 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Fund's Annual Report to Shareholders. Periods ended prior to December 1, 1995 were audited by other independent accountants.

                           VISTA CASH MANAGEMENT FUND
--------------------------------------------------------------------------------



                                                              Year           Year          12/1/95               Year Ended
                                                             Ended         Ended           through       --------------------------
                                                            8/31/98       8/31/97         8/31/96**         11/30/95       11/30/94
                                                          -----------   -----------    -------------     -----------       --------
PER SHARE OPERATING PERFORMANCE
 Net Asset Value, Beginning of Period ....................              $    1.000     $    1.000        $    1.000     $  1.000
                                                                        ----------     ----------        ----------     --------
 Income from Investment Operations:
  Net Investment Income  .................................                   0.050          0.037             0.054        0.036
                                                                        ----------     ----------        ----------     --------
 Less Distributions:
  Dividends from Net Investment Income  ..................                   0.050          0.037             0.054        0.036
                                                                        ----------     ----------        ----------     --------
Net Asset Value, End of Period ...........................              $    1.000     $    1.000        $    1.000     $  1.000
                                                                        ==========     ==========        ==========     ========
TOTAL RETURN                                                                  5.09%          3.69%             5.49%        3.62%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)   ...............              $2,576,142     $1,621,212        $1,634,493     $990,045
 Ratio of Expenses to Average Net Assets#  ...............                    0.59%          0.60%             0.58%        0.58%
 Ratio of Net Investment Income to Average Net Assets#   .                    4.99%          4.91%             5.35%        3.62%
 Ratio of Expenses without waivers and assumption of
  expenses to Average Net Assets# ........................                    0.62%          0.63%             0.62%        0.62%
 Ratio of Net Investment Income without waivers and
  assumption of expenses to Average Net Assets # .........                     4.96%          4.88%             5.31%        3.58%



                                                             Year Ended
                                                              -----------
                                                              11/30/93
                                                              --------
PER SHARE OPERATING PERFORMANCE
 Net Asset Value, Beginning of Period ..................... $    1.000
                                                            ----------
 Income from Investment Operations:
  Net Investment Income  .................................       0.027
                                                            ----------
 Less Distributions:
  Dividends from Net Investment Income  ..................       0.027
                                                            ----------
Net Asset Value, End of Period ...........................  $    1.000
                                                            ==========
TOTAL RETURN                                                      2.74%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)   ...............  $  861,025
 Ratio of Expenses to Average Net Assets#  ...............        0.61%
 Ratio of Net Investment Income to Average Net Assets#   .        2.70%
 Ratio of Expenses without waivers and assumption of
  expenses to Average Net Assets# ........................        0.64%
 Ratio of Net Investment Income without waivers and
  assumption of expenses to Average Net Assets # .........        2.67%




  **    In 1996, the Fund changed its fiscal year end from November 30 to
        August 31.
   #    Short periods have been annualized.

How shares are priced

The price of your shares is the net asset value per share (NAV) of $1.00. NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV. The fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV is generally calculated as of 4:00 p.m. Eastern time, each day the Fund is accepting purchase orders. When certain automated share purchase programs are introduced, we'll also calculate the NAV at 6:00 p.m. for Funds available through those programs. You'll pay the next NAV calculated after our agent, the Chase Global Funds Service Center, receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us and order in proper form by the Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price, but we may process it that day. If you pay by check before the cut-off time, we'll generally process your order the next day the Fund is open for business. Normally, the cut-off (in Eastern time) for the Cash Management Fund is 4:00 p.m.

If the Public Securities Association recommends an early close to trading on the U.S. Government securities market, the Fund may close earlier.

You must provide a Taxpayer Identification Number when you open an account.

The Funds have the right to reject any purchase order or stop offering shares at any time.

How to buy shares

There is no charge to buy or sell shares. You can open an account with as little as $1,000. The minimum for subsequent investments is $250.

By mail

You may buy shares of the Fund by completing and signing the account application in this prospectus and mailing it, together with a check payable to "Chase Vista Cash Management Fund", to:

Cohen & Steers/Chase Vista Cash Management Fund
c/o Chase Global Funds Services Company
P.O. Box 2798
Boston, MA 02208-2798

If you pay by check, you won't be able to sell your shares until your check clears. That could take 15 calendar days or longer. If you buy through an automated clearing house, you won't be able to sell your shares until the payment clears, which may take seven business days or longer. If a bank does not honor a check used to buy shares, the order will be canceled and the shareholder will be responsible for any losses or expenses the Fund incurs.

By wire

For best service, follow these steps:

1) Phone toll free at (800) 437-9912. Give your name, address, telephone number, Social Security or Tax Identification Number, the Fund name and class of shares you want to buy, the amount being wired and the name of the bank wiring the funds. You should also indicate how you want to receive any payments of distributions. You'll receive a wire reference control number.

2) Tell your bank to wire the money to the Fund's custodian as follows:

The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, N.Y. 10081-1000
ABA # 0210-0002-1
DDA Acct #910-2-733012
Attn: Cohen & Steers/Chase Vista Cash Management Fund
Your bank account number
Your bank account name
Wire Reference Control #

The Automatic Investment Plan

The Automatic Investment Plan lets you make regular investments each month by having the money automatically debited from a bank savings or checking account.

To set up the plan, see the automatic investment plan section of the account application. You can also set up the plan later by contacting the Fund. You may discontinue the program at any time by telling the fund by phone or in writing.

Additional investments

You can make additional investments in the Fund at any time with as little as $250. Just follow the procedures explained above for buying by mail or wire. It's important to include your mutual fund account number, account name and the Fund and class of shares you want to buy. Write the information on the check or wire order to make sure the money is credited properly.

Confirmed purchases will be done only at the discretion of the Fund's investment adviser.

You may also buy shares through registered securities dealers who have an agreement with the fund distributor. The dealer may charge a fee for this service.

How to exchange shares

You can exchange between some or all of your shares of the Fund and shares of any other mutual funds within the Cohen & Steers Family of Funds. The other Fund must be available in your state. You'll need to meet minimum investment requirements and may have to pay any sales charge that applies to the other funds. There may be other conditions.

Carefully read the prospectus of the fund you want to buy before making an exchange.

Shares will be exchanged at the next net asset value calculated after the exchange order is accepted. There is no charge for the exchange privilege.

Chase Global Funds Services Company may set limits on exchanges, including number of shares exchanged and how often you may exchange them. Frequent exchanges can hurt all investors because they increase costs.

For federal income tax purposes, exchanging shares is treated as selling shares of one fund and buying shares of the other. As a result, you may realize a taxable gain or loss when you exchange.

To make an exchange or for more information, call Chase Global Fund Services Company at (800) 437-9912.

How to sell shares

You can sell your shares on any day the Fund is open for business. The fund will not allow you to sell your shares if you haven't yet paid for them. The price you receive is the next net asset value calculated after your order is accepted.

Under normal circumstances, if your request is received before the Fund's cut-off time, the Fund will send you the proceeds the next business day. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

By mail

Mail your request to:

Cohen & Steers/Chase Vista Cash Management Fund
c/o Chase Global Funds Services Company
P.O. Box 2798
Boston, MA 02208-2798

The effective date of the request is the date the Fund receives the request in proper form. You'll receive the next net asset value per share calculated after the Fund receives your request in proper form.

The Fund will generally send payment no later than five business days after accepting the order. You'll receive your money by check unless you arrange for the funds to be sent by wire to a designated bank account.

For more information, call (800) 437-9912.

Box:
When to include signature guarantees
Signature guarantees help prevent fraud. You'll need one if you want the proceeds of the sale of shares to be sent to someone who is not a registered owner, or if you want the proceeds sent to an address that is not on our records.

Eligible guarantors include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. To guarantee a signature, a broker-dealer must be a member of a clearing organization or maintain net capital of at least $100,000. Call
(800) 437-9912 for more details.

The signature guarantee must appear either:
on the written request to sell your shares, on a separate document which specifies the total number of shares, Fund and class of shares, or on all stock certificates being redeemed, if certificates were issued.

End box

By phone

To sell your shares by phone, you must have completed the appropriate section of the account application.

Call (800) 437-9912. You can ask to have the proceeds sent by mail or by wire to your bank account. If you're selling less than $1,000 worth of shares, the proceeds will be sent by mail only. Have your account number, Fund name and Social Security or Tax Identification Number handy.

If you want to use a bank account other than the one specified in your account application, you must make the request in writing and include a signature guarantee.

If you apply for telephone redemption privileges, you are authorizing the Fund distributor to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, the distributor will take reasonable precautions to confirm the caller's identity, such as asking for personal information. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund distributor takes reasonable precautions. Call (800) 437-9912 for more information.

We can change or end the telephone redemption privilege at any time without notice.

Box:
Involuntary closing of accounts
The Fund can sell an investor's shares and close the account if:
the net asset value of the shares in the account has dropped below $1,000 for three months or longer the investor buys through the Systematic Investment Plan and fails to meet investment minimums within 12 months of opening the account.
We'll give at least 30 days notice before closing an account.

End box

The Fund's investment adviser

The Chase Manhattan Bank (Chase) is the investment adviser to the Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase and its predecessors have more than a century of money management experience.


For the fiscal year ended August 31, 1998, Chase was paid an advisory fee of 0.10% of the average daily net assets of the Fund.


Chase Bank of Texas, National Association (Chase Texas) is the sub-adviser to the Cash Management Fund. Chase Texas and its predecessor have been in the investment counseling business since 1987 and is a wholly-owned subsidiary of The Chase Manhattan Corporation. It makes the day-to-day investment decisions for the Fund.

The Year 2000
The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning on January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly.

Distribution Arrangements

Vista Fund Distributors Inc. (VFD) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with The Chase Manhattan Bank.

VFD may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Chase Vista Funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater for entertainment for broker dealers and their guests; and reimbursement for travel expenses, including hotel and meals, in connection for attending training and educational meetings inside and outside the United States.


VFD may, in accordance with objective criteria, pay more to some broker dealers for certain services or activities promoting the sale of Fund shares. Sometimes these payments are made only to those broker dealers whose employees have sold or may sell significant amounts of shares of the Funds or other Chase Vista Funds. VFD pays these amounts outs of compensation it receives from the Funds.

Other information concerning the Fund


The Trust has agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.35% of the average daily net assets of the Vista Shares of the Fund held by investors serviced by the shareholder servicing agent. The Board of Trustees has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Vista Shares of the Fund.

Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

The Fund may issue multiple classes of shares. This prospectus relates only to Vista shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive different amount for each class.


Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.


Distributions and taxes

The Fund can make money two ways. It can earn income and it can realize capital gains by selling investments for more than they paid. The Fund deducts any expenses then pays out these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. We distribute any short-term capital gains at least annually. The Fund does not expect to make long-term capital gains.

Dividends are usually taxable as ordinary income at the federal, state and local levels. There are exceptions. The state or municipality where you live may not charge you state and local taxes on dividends earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Distributions of capital gains are taxable as long term gains no matter how long you held your shares. This is true whether you receive the payments in cash or reinvest them in shares of the Fund.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in the Fund. Please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

What the terms mean

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

Distribution fee: covers the cost of the distribution system used to sell shares to the public.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Investment advisory fee: a fee paid to the investment advisor to manage the Fund and make decisions about buying and selling the Fund's investments.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

Other expenses: miscellaneous items, including transfer agency, custody and registration fees.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

Shareholder service fee: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

Variable rate securities: Securities whose interest rates are periodically adjusted.

[Back Cover Page]

More information

You'll find more information about the Fund in the following documents:

Annual and semi-annual reports

Our annual and semi-annual reports contain more information about the Fund's investments and performance.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Fund and its policies. By law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-62- CHASE or writing to:

Chase Vista Funds Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

If you buy your shares through an institution, you may contact your institution for more information.

You can write the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC Washington, DC 20549-6009.

1-800-SEC-0330

Reports, a copy of the SAI and other information about the Fund is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-8358

                            [CHASE VISTA FUNDS LOGO]



                                                                   STATEMENT OF
                                                         ADDITIONAL INFORMATION
                                                              December ___, 1998



                       U.S. GOVERNMENT MONEY MARKET FUND
                100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                             CASH MANAGEMENT FUND
                            PRIME MONEY MARKET FUND
                           FEDERAL MONEY MARKET FUND
                        TREASURY PLUS MONEY MARKET FUND
                          TAX FREE MONEY MARKET FUND
                     CALIFORNIA TAX FREE MONEY MARKET FUND
                      NEW YORK TAX FREE MONEY MARKET FUND
                             TAX FREE INCOME FUND
                         NEW YORK TAX FREE INCOME FUND
                 CALIFORNIA INTERMEDIATE TAX FREE INCOME FUND

       One Chase Manhattan Plaza, Third Floor, New York, New York 10081


     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses offering shares of the Funds. This Statement of Additional Information should be read in conjunction with the Prospectuses offering shares of Tax Free Income Fund, California Intermediate Tax Free Income Fund and New York Tax Free Income Fund (collectively the "Income Funds"), and U.S. Government Money Market Fund, 100% U.S. Treasury Securities Money Market Fund, Cash Management Fund, Prime Money Market Fund, Federal Money Market Fund, Treasury Plus Money Market, Tax Free Money Market Fund, California Tax Free Money Market Fund and New York Tax Free Money Market Fund (collectively the "Money Market Funds"). Any reference to a "Prospectus" in this Statement of Additional Information is a reference to one or more of the foregoing Prospectuses, as the context requires. Copies of each Prospectus may be obtained by an investor without charge by contacting Vista Fund Distributors, Inc. ("VFD"), the Funds' distributor (the "Distributor"), at the above-listed address.

This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.

For more information about your account, simply call or write the Chase Vista Service Center at:

1-800-34-VISTA
Chase Vista Service Center
P.O. Box 419392
Kansas City, MO 64141


                                                                         MFT-SAI

Table of Contents                                                           Page
--------------------------------------------------------------------------------
The Funds .................................................................   3
Investment Policies and Restrictions ......................................   4
Performance Information ...................................................  20
Determination of Net Asset Value ..........................................  26
Purchases, Redemptions and Exchanges ......................................  27
Tax Matters ...............................................................  29
Management of the Trust and the Funds .....................................  34
Independent Accountants ...................................................  50
Certain Regulatory Matters ................................................  50
General Information .......................................................  51
Appendix A--Description of Certain Obligations Issued or
  Guaranteed by U.S. Government Agencies or Instrumentalities .............  A-1
Appendix B--Description of Ratings ........................................  B-1
Appendix C--Special Investment Considerations
  Relating to New York Municipal Obligations ..............................  C-1
Appendix D--Special Investment Considerations Relating to
  California Municipal Obligations ........................................  D-1

                                   THE FUNDS


     Mutual Fund Trust (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 4, 1994. The Trust presently consists of 12 separate series (the "Funds"). Certain of the Funds are diversified and other Funds are non-diversified, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are collectively referred to in this Statement of Additional Information as the "Shares." The Income Funds, Tax Free Money Market Fund, New York Tax Free Money Market Fund and California Tax Free Money Market Fund are collectively referred to herein as the "Tax Free Funds."

     On August 25, 1994, the shareholders of each of the existing classes of Shares of the U.S. Government Money Market Fund, Global Money Market Fund, Prime Money Market Fund, Tax Free Money Market Fund, California Money Market Fund, New York Tax Free Money Market Fund, Tax Free Income Fund, New York Tax Free Income Fund and the California Intermediate Tax Free Income Fund approved the reorganization of each of such Funds into newly-created series of Mutual Fund Trust, effective October 28, 1994. Prior to such approvals, each of such Funds were series of Mutual Fund Group, an affiliated investment company.

     On December 4, 1992, the shareholders of each of the existing classes of Shares of Vista Global Money Market Fund and U.S. Government Money Market Fund approved the reorganization of each of such Funds into newly-created series of Mutual Fund Group, effective January 1, 1993. Prior to such approvals, on December 4, 1992, the shareholders of each of the five existing series of Trinity Assets Trust (Trinity Money Market Fund, Trinity Government Fund, Trinity Bond Fund, Trinity Short-Term Bond Fund and Trinity Equity Fund) (collectively, the "Trinity Funds") approved the reorganization of each of the Trinity Funds into newly-created series of the Trust, effective January 1, 1993. Vista Global Money Market Fund and Trinity Money Market Fund were reorganized into classes of Shares of "Vista Worldwide Money Market Fund", which changed its name to "Vista Global Money Market Fund" as of December 31, 1992. U.S. Government Money Market Fund and Trinity Government Fund were reorganized into classes of Shares of "Vista Government Cash Fund", which changed its name to "U.S. Government Money Market Fund" as of December 31, 1992.

     On May 3, 1996, The U.S. Treasury Money Market Fund of The Hanover Funds, Inc. ("Hanover") merged into the Vista Shares of Treasury Plus Money Market Fund, The Government Money Market Fund of Hanover merged into the Vista Shares of U.S. Government Money Market Fund, The Cash Management Fund of Hanover merged into the Vista Shares of Vista Global Money Market Fund (The Cash Management Fund of Hanover was the accounting survivor of this merger), The Tax Free Money Market Fund of Hanover merged into the Vista Shares of Tax Free Money Market Fund, The New York Tax Free Money Market Fund of Hanover merged into the Vista Shares of New York Tax Free Money Market Fund, and The 100% U.S. Treasury Securities Money Market Fund of Hanover merged into the Vista Shares of The 100% U.S. Treasury Securities Money Market Fund. The foregoing mergers are referred to herein as the "Hanover Reorganization."

     Effective as of May 6, 1996, Vista Global Money Market Fund changed its name to Cash Management Fund.

     The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust including the Funds. The Chase Manhattan Bank ("Chase") is the investment adviser for the Funds. Chase also serves as the Trust's administrator (the "Administrator") and supervises the overall administration of the Trust, including the Funds. A majority of the Trustees of the Trust are not affiliated with the investment adviser or sub-advisers.

                     INVESTMENT POLICIES AND RESTRICTIONS

                              Investment Policies

     The Prospectuses set forth the various investment policies applicable to each Fund. The following information supplements and should be read in conjunction with the related sections of each Prospectus. As used in this Statement of Additional Information, with respect to those Funds and policies for which they apply, the terms "Municipal Obligations" and "tax-exempt securities" have the meanings given to them in the relevant Fund's Prospectus. For descriptions of the securities ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Investors Service, Inc. ("Fitch"), see Appendix B. For a general discussion of special investment considerations relating to investing in (i) New York and (ii) California Municipal Obligations, see Appendices C and D, respectively.


     The Money Market Funds invest only in U.S. dollar-denominated high-quality obligations which are determined to present minimal credit risks. This credit determination must be made in accordance with procedures established by the Board of Trustees.


     The management style used for the Funds emphasizes several key factors. Portfolio managers consider the security quality that is, the ability of the debt issuer to make timely payments of principal and interest. Also important in the analysis is the relationship of a bond's yield and its maturity, in which the managers evaluate the risks of investing in long-term higher-yielding securities. Managers also use a computer model to simulate possible fluctuations in prices and yields if interest rates change. Another step in the analysis is comparing yields on different types of securities to determine relative risk/reward profiles.


     U.S. Government Securities. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund other than the 100% U.S. Treasury Securities Money Market Fund and the Treasury Plus Money Market Fund may also invest in other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (collectively, "U.S. Government Securities.")

     U.S. Government Securities include (1) U.S. Treasury obligations, which generally differ only in their interest rates, maturities and times of issuance, including U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow any amount listed to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. Agencies and instrumentalities of the U.S. Government include but are not limited to:
Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Chrysler Corporate Loan Guarantee Board, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Certain U.S. Government Securities, including U.S. Treasury bills, notes and bonds, Government National Mortgage Association certificates and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government Securities are issued or guaranteed by federal agencies or government sponsored enterprises and are not supported by the full faith and credit of the United States. In the case of securities not backed by the "full faith and credit" of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitment. These securities include obligations that are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations that are supported by the creditworthiness of the particular instrumentality, such as obligations of the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. Vista Federal Money Market Fund generally limits its investments in agency and instrumentality obligations to obligations the interest on which is generally not subject to state and local income taxes by reason of federal law. Agencies and instrumentalities issuing such obligations include the Farm Credit System Financial Assistance Corporation, the Federal Financing Bank, The General Services Administration, Federal Home Loan Banks, the Tennessee Valley Authority and the Student Loan Marketing Association. For a description of certain obligations issued or guaranteed by U.S. Government agencies and instrumentalities, see Appendix A.

     In addition, certain U.S. Government agencies and instrumentalities issue specialized types of securities, such as guaranteed notes of the Small Business Administration, Federal Aviation Administration, Department of Defense, Bureau of Indian Affairs and Private Export Funding Corporation, which often provide higher yields than are available from the more common types of government-backed instruments. However, such specialized instruments may only be available from a few sources, in limited amounts, or only in very large denominations; they may also require specialized capability in portfolio servicing and in legal matters related to government guarantees. While they may frequently offer attractive yields, the limited-activity markets of many of these securities means that, if a Fund were required to liquidate any of them, it might not be able to do so advantageously; accordingly, each Fund investing in such securities intends normally to hold such securities to maturity or pursuant to repurchase agreements, and would treat such securities (including repurchase agreements maturing in more than seven days) as illiquid for purposes of its limitation on investment in illiquid securities.


     Bank Obligations. The Cash Management Fund, the Prime Money Market Fund and the Income Funds may invest in bank obligations, when consistent with their overall objectives and policies. The Tax Free Money Market Fund, the New York Tax Free Money Market Fund and the California Tax Free Money Market Fund may invest without limitation in Municipal Obligations (as defined below) secured by letters of credit or guarantees from U.S. banks (including their foreign branches) and may also invest in Municipal Obligations backed by foreign institutions. Each of the Income Funds may invest up to 25% of its total assets in such Municipal Obligations. Investments in bank obligations are limited to those of U.S. banks (including their foreign branches) which have total assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank Insurance Fund or the Savings and Loan Insurance Fund of the Federal Deposit Insurance Corporation, and foreign banks (including their U.S. branches) having total assets in excess of $10 billion (or the equivalent in other currencies), and such other U.S. and foreign commercial banks which are judged by the advisers to meet comparable credit standing criteria.


     Bank obligations include negotiable certificates of deposit, bankers' acceptances, fixed time deposits and deposit notes. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of United States banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Fixed time deposits subject to withdrawal penalties and with respect to which a Fund cannot realize the proceeds thereon within seven days are deemed "illiquid" for the purposes of its restriction on investments in illiquid securities. Deposit notes are notes issued by commercial banks which generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.


     The dependence on the banking industry may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in such industry. Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.


     Investors should also be aware that securities of foreign banks and foreign branches of United States banks may involve foreign investment risks in addition to those relating to domestic bank obligations. These investment risks may involve, among other considerations, risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, there may be difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches) and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.

     Changes in the credit quality of banks or other financial institutions backing a Fund's securities could cause losses to these Funds and affect their share price. Credit enhancements which are supplied by foreign or domestic banks are not subject to federal deposit insurance.

     Commercial Paper and Other Short-Term Obligations. The Income Funds may invest in commercial paper of domestic and foreign issuers. The commercial paper and other short-term obligations of U.S. and foreign corporations which may be purchased by the Prime Money Market Fund and the Cash Management Fund, other than those of bank holding companies, include obligations which are (i) rated Prime-1 by Moody's, A-1 by S&P, or F-1 by Fitch, or comparably rated by another NRO; or (ii) determined by the advisers to be of comparable quality to those rated obligations which may be purchased by the Prime Money Market Fund and the Cash Management Fund at the date of purchase or which at the date of purchase have an outstanding debt issue rated in the highest rating category by Moody's, S&P, Fitch or another NRO. The commercial paper and other short-term obligations of U.S. banks holding companies which may be purchased by the Prime Money Market Fund and the Cash Management Fund include obligations issued or guaranteed by bank holding companies with total assets exceeding $1 billion. For purposes of the size standards with respect to banks and bank holding companies, "total deposits" and "total assets" are determined on an annual basis by reference to an institution's then most recent annual financial statements.

     Repurchase Agreements. Each Fund other than the 100% U.S. Treasury Securities Money Market Fund and the Federal Money Market Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if fully collateralized by securities in which such Fund is permitted to invest. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by a Fund will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to 100% of the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian will have possession of the collateral, which the Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been conclusively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by a Fund, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by a Fund. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by a Tax Free Fund. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Funds' restrictions on purchases of illiquid securities. Repurchase agreements are also subject to the risks described below with respect to stand-by commitments.


     Borrowings and Reverse Repurchase Agreements. Each Fund may borrow money from banks for temporary or short-term purposes, but will not borrow to buy additional securities, known as "leveraging." Reverse repurchase agreements involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed creditworthy, concurrently with an agreement by such Fund to repurchase the same securities at a later date at a fixed price which is generally equal to the original sales price plus interest. A Fund retains record ownership and the right to receive interest and principal payments on the portfolio security involved. A Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest.) A Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

     Municipal Obligations. The Cash Management Fund, the Prime Money Market Fund, the Tax Free Income Fund, the New York Tax Free Income Fund and the California Intermediate Tax Free Income Fund may invest in Municipal Obligations. The Cash Management Fund and the Prime Money Market Fund may invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which they may invest. Dividends paid by these Funds that are derived from interest on municipal obligations will be taxable to shareholders for federal income tax purposes.

     "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of the bond counsel, is excluded from gross income for federal tax purposes (without regard to whether the interest thereon is exempt from the personal income taxes of any state or whether the interest thereon constitutes a preference item for purposes of the federal alternative minimum tax.) "California Municipal Obligations" are obligations of the State of California, its local governments and political subdivisions, the interest on which, in the opinion of bond counsel, is exempt from federal income taxes and California personal income taxes and is not subject to the alternative minimum tax for noncorporate investors. "New York Municipal Obligations" are Municipal Obligations of the State of New York and its political subdivisions and of Puerto Rico, other U.S. territories and their political subdivisions, the interest on which, in the opinion of bond counsel, is exempt from New York State and New York City personal income taxes. Municipal Obligations are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or medical facilities, and may include certain types of industrial development bonds, private activity bonds or notes issued by public authorities to finance privately owned or operated facilities, or to fund short-term cash requirements. Short-term Municipal Obligations may be issued as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes. The Municipal Obligations in which the Fund invests may consist of municipal notes, municipal commercial paper and municipal bonds maturing or deemed to mature in 397 days or less.

     The two principal classifications of Municipal Obligations are general obligation and revenue obligation securities. General obligation securities involve a pledge of the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Revenue obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development bonds and private activity bonds are in most cases revenue obligation securities, the credit quality of which is directly related to the private user of the facilities.

     The Tax Free Funds may also invest in industrial development bonds that are backed only by the assets and revenues of the non-governmental issuers such as hospitals or airports, provided, however, that the Funds may not invest more than 25% of the value of their total assets in such bonds if the issuers are in the same industry.

     Interest on certain Municipal Obligations (including certain industrial development bonds), while exempt from federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a mutual fund receives such interest, a proportionate share of any exempt-interest dividend paid by the mutual fund may be treated as such a preference item to shareholders. Federal tax legislation enacted over the past few years has limited the types and volume of bonds which are not AMT Items and the interest on which is not subject to federal income tax. This legislation may affect the availability of Municipal Obligations for investment by the Tax Free Funds. Investments by the Tax Free Money Market Funds will be made in unrated Municipal Obligations only if they are determined to be of comparable quality to permissable rated investments on the basis of the advisers' credit evaluation of the obligor or of the bank issuing a participation certificate, letter of credit or guaranty, or insurance issued in support of the obligation. High Quality instruments may produce a lower yield than would be available from less highly rated instruments. The Board of Trustees has determined that Municipal Obligations which are backed by the credit of the U.S. Government will be considered to have a rating equivalent to Moody's Aaa.


     If, subsequent to purchase by a Tax Free Money Market Fund, (a) an issue of rated Municipal Obligations ceases to be rated in the highest short-term rating category (the two highest categories in the case of the New York and California Tax Free Money Market Funds) by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Board of Trustees determines that it is no longer of comparable quality or (b) a Money Market Fund's advisers become aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Board of Trustees will reassess promptly whether such security presents minimal credit risk and will cause such Money Market Fund to take such action as it determines is in its best interest and that of its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the advisers becoming aware of the new rating and the Fund's Board is subsequently notified of the adviser's actions.

     To the extent that a rating given by Moody's, S&P or Fitch for Municipal Obligations may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for their investments in accordance with the investment policies contained in the Prospectuses and this Statement of Additional Information. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the advisers also will evaluate these securities and the creditworthiness of the issuers of such securities.


     Municipal Lease Obligations. The Tax Free Funds may invest in municipal lease obligations. These typically provide a premium interest rate. Municipal lease obligations do not constitute general obli-gations of the municipality. Certain municipal lease obligations in which the Tax Free Funds may invest contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment payments in future years unless money is later appropriated for such purpose. The Funds will limit their investments in non-appropriation leases to 10% of its assets. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain investments in municipal lease obligations may be illiquid.

     Forward Commitments. Each Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. In order to invest a Fund's assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. Although, with respect to any Tax Free Fund, short-term investments will normally be in tax-exempt securities or Municipal Obligations, short-term taxable securities or obligations may be purchased if suitable short-term tax-exempt securities or Municipal Obligations are not available. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission concerning such purchases. Since that policy currently recommends that an amount of the respective Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account of such Fund consisting of cash, cash equivalents or high quality debt securities equal to the amount of such Fund's commitments will be established at such Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the respective Fund.

     Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund's portfolio are subject to changes in value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses, which, for consideration by investors in the Tax Free Funds, are not exempt from federal, state or local taxation. Forward commitments involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral in completing the transaction.


     To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage, and settlement of such transactions will be within 90 days from the trade date.

     Illiquid Securities. For purposes of its limitation on investments in illiquid securities, each Fund may elect to treat as liquid, in accordance with procedures established by the Board of Trustees, certain investments in restricted securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction.

     One effect of Rule 144A and Section 4(2) is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities or Section 4(2) paper will develop or be maintained. The Trustees have adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A and
Section 4(2) paper are liquid or illiquid for purposes of the limitation on investment in illiquid securities. Pursuant to those policies and procedures, the Trustees have delegated to the advisers the determination as to whether a particular instrument is liquid or illiquid, requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security. The Trustees will periodically review the Funds' purchases and sales of Rule 144A securities and Section 4(2) paper.


     Stand-by Commitments. When a Fund purchases securities it may also enter into put transactions, including those referred to as stand-by commitments, with respect to such securities. Under a stand-by commitment, a bank, broker-dealer or other financial institution agrees to purchase at a Fund's option a specified security at a specified price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield.


     The amount payable to a Money Market Fund upon its exercise of a stand-by commitment with respect to a Municipal Obligation normally would be (i) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid by the Fund on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (ii) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, a Money Market Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. The Money Market Funds value stand-by commitments at zero for purposes of computing their net asset value per share.

     The stand-by commitments that may be entered into by the Funds are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by a Fund, and that the maturity of the underlying security will generally be different from that of the commitment. Not more than 10% of the total assets of a Money Market Fund will be invested in Municipal Obligations that are subject to stand-by commitments from the same bank or broker-dealer.


     Floating and Variable Rate Securities; Participation Certificates. Each Fund other than the 100% U.S. Treasury Securities Money Market Fund and the Treasury Plus Money Market Fund may invest in floating and variable rate securities. Floating and variable rate demand instruments permit the holder to demand payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Investments by the Income Funds in floating or variable rate securities normally will involve industrial development or revenue bonds that provide for a periodic adjustment in the interest rate paid on the obligation and may, but need not, permit the holder to demand payment as described above. While there is usually no established secondary market for issues of these types of securities, the dealer that sells an issue of such security frequently will also offer to repurchase the securities at any time at a repur-chase price which varies and may be more or less than the amount the holder paid for them. The floating or variable rate demand instruments in which the Money Market Funds may invest are payable on demand on not more than seven calendar days' notice.

     The terms of these types of securities provide that interest rates are adjustable at intervals ranging from daily to up to six months and the adjustments are based upon the prime rate of a bank or other short-term rates, such as Treasury Bills or LIBOR (London Interbank Offered Rate), as provided in the respective instruments. The Funds will decide which floating or variable rate securities to purchase in accordance with procedures prescribed by Board of Trustees of the Trust in order to minimize credit risks.

     In the case of a Money Market Fund, the Board of Trustees may determine that an unrated floating or variable rate security meets the Fund's high quality criteria if it is backed by a letter of credit or guarantee or is insured by an insurer that meets such quality criteria, or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality", no credit support from a bank or other financial institution will be necessary. The Board of Trustees will re-evaluate each unrated floating or variable rate security on a quarterly basis to determine that it continues to meet a Money Market Fund's high quality criteria. If an instrument is ever deemed to fall below a Money Market Fund's high quality standards, either it will be sold in the market or the demand feature will be exercised.


     The securities in which the Tax Free Funds, the Cash Management Fund and the Prime Money Market Fund may invest include participation certificates, issued by a bank, insurance company or other financial institution, in securities owned by such institutions or affiliated organizations ("Participation Certificates"), and, in the case of the Cash Management Fund and the Prime Money Market Fund, certificates of indebtedness or safekeeping. Participation Certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. A Participation Certificate gives a Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security and generally provides the demand feature described below. Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation) or insurance policy of an insurance company that the Board of Trustees of the Trust has determined meets the prescribed quality standards for a particular Fund.


     A Fund may have the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Fund's participation interest in the security, plus accrued interest. The institutions issuing the Participation Certificates would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by a Fund. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, a Fund will attempt to have the issuer of the Participation Certificate bear the cost of any such insurance, although the Funds retain the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting a Fund to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. A Fund's ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishments of laws or restrictions that might adversely affect the payment of the bank's obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.

     The advisers have been instructed by the Board of Trustees to monitor on an ongoing basis the pricing, quality and liquidity of the floating and variable rate securities held by the Funds, including Participation

Certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Funds may subscribe. Although these instruments may be sold by a Fund, it is intended that they be held until maturity. The Internal Revenue Service has not ruled on whether interest on participations in floating or variable rate Municipal Obligations is tax exempt. Participation Certificates will only be purchased by a Tax Free Fund if, in the opinion of counsel to the issuer, interest income on such instruments will be tax-exempt when distributed as dividends to shareholders of such Fund.


     Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly "prime rates" charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the floating or variable rate nature of the underlying floating or variable rate securities should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund's portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks' "prime rates" or other short-term rate adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

     The maturity of variable rate securities is deemed to be the longer of (i) the notice period required before a Fund is entitled to receive payment of the principal amount of the security upon demand or (ii) the period remaining until the security's next interest rate adjustment. With respect to a Money Market Fund, the maturity of a variable rate demand instrument will be determined in the same manner for purposes of computing the Fund's dollar-weighted average portfolio maturity. With respect to the Income Funds, if variable rate securities are not redeemed through the demand feature, they mature on a specified date which may range up to thirty years from the date of issuance.

     Tender Option Floating or Variable Rate Certificates. The Money Market Funds may invest in tender option bonds. A tender option bond is a synthetic floating or variable rate security issued when long term bonds are purchased in the secondary market and are then deposited into a trust. Custodial receipts are then issued to investors, such as the Funds, evidencing ownership interests in the trust. The trust sets a floating or variable rate on a daily or weekly basis which is established through a remarketing agent. These types of instruments, to be money market eligible under Rule 2a-7, must have a liquidity facility in place which provides additional comfort to the investors in case the remarketing fails. The sponsor of the trust keeps the difference between the rate on the long term bond and the rate on the short term floating or variable rate security.


     Securities of Foreign Governments and Supranational Agencies. The Cash Management Fund and the Prime Money Market Fund may invest a portion of their assets from time to time in securities of foreign governments and supranational agencies. The Funds will limit their investments in foreign government obligations to commercial paper and other short-term notes issued or guaranteed by the governments of Western Europe, Australia, New Zealand, Japan and Canada.

     Supranational agencies include organizations such as The World Bank, which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations of the Asian and Pacific regions. Obligations of supranational agencies are supported by subscribed, but unpaid, commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future, and foreign and supranational securities are subject to certain risks associated with foreign investing.

     Securities Loans. Each Fund other than the Tax Free Funds is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 30% of the value of a Fund's total assets. In connection with such loans, a Fund will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value plus accrued interest of the securities loaned. A Fund can increase its income through the investment of such collateral. A Fund continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, to receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by a Fund on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. A Fund might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with such Fund. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or the possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the advisers to be of good standing and will not be made unless, in the judgment of the advisers, the consideration to be earned from such loans justifies the risk.

     Zero Coupon and Stripped Obligations. Each Fund, other than the 100% U.S. Treasury Securities Money Market Fund, may invest up to 20% of its total assets in such stripped obligations. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities.

     The Cash Management Fund, Prime Money Market Fund and the Tax Free Funds may also invest in zero coupon obligations. Zero coupon obligations are sold at a substantial discount from their value at maturity and, when held to maturity, their entire return, which consists of the amortization of discount, comes from the difference between their purchase price and maturity value. Because interest on a zero coupon obligation is not distributed on a current basis, the obligation tends to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying securities with similar maturities. As with STRIPS, the risk is greater when the period to maturity is longer. The value of zero coupon obligations appreciates more than such ordinary interest-paying securities during periods of declining interest rates and depreciates more than such ordinary interest-paying securities during periods of rising interest rates. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended, investments in zero coupon obligations will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income.


     Zero coupon securities may be created when a dealer deposits a U.S. Treasury or federal agency security with a custodian and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities, Treasury Investment Growth Receipts and generic Treasury Receipts, are examples of stripped U.S. Treasury securities separated into their component parts through such custodial arrangements.


     Custodial Receipts. The Cash Management Fund and the Prime Money Market Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal pay-ments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not deemed U.S. Government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

     Temporary Defensive Positions. For temporary defensive purposes, each Tax Free Fund may invest without limitation in high quality money market instruments and repurchase agreements, the interest income from which may be taxable to shareholders as ordinary income for federal income tax purposes.

     Other Investment Companies. In lieu of investing directly, each Fund is authorized to seek to achieve its objectives by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the applicable Fund. Each Money Market Fund other than 100% U.S. Treasury Securities Money Market Fund may invest up to 10% of its total assets in shares of other money market funds when consistent with its investment objective and policies, subject to applicable regulatory limitations. Each Income Fund may invest up to 10% of their total assets in shares of other investment companies, when consistent with its investment objective and policies, subject to applicable regulatory limitations. Additional fees may be charged by other investment companies, including other money market funds.

       Additional Policies Regarding Derivative and Related Transactions

     Introduction. As explained more fully below, the Income Funds may employ derivative and related instruments as tools in the management of portfolio assets. Put briefly, a "derivative" instrument may be considered a security or other instrument which derives its value from the value or performance of other instruments or assets, interest or currency exchange rates, or indexes. For instance, derivatives include futures, options, forward contracts, structured notes and various other over-the-counter instruments.

     Like other investment tools or techniques, the impact of using derivatives strategies or similar instruments depends to a great extent on how they are used. Derivatives are generally used by portfolio managers in three ways:
First, to reduce risk by hedging (offsetting) an investment position. Second, to substitute for another security particularly where it is quicker, easier and less expensive to invest in derivatives. Lastly, to speculate or enhance portfolio performance. When used prudently, derivatives can offer several benefits, including easier and more effective hedging, lower transaction costs, quicker investment and more profitable use of portfolio assets. However, derivatives also have the potential to significantly magnify risks, thereby leading to potentially greater losses for a Fund.

     Each Income Fund may invest its assets in derivative and related instruments subject only to the Fund's investment objective and policies and the requirement that the Fund maintain segregated accounts consisting of liquid assets, such as cash, U.S. Government securities, or other high-grade debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset so as to avoid leveraging the Fund.

     The value of some derivative or similar instruments in which the Income Funds invest may be particularly sensitive to changes in prevailing interest rates or other economic factors, and like other investments of the Funds the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the advisers to forecast interest rates and other economic factors correctly. If the advisers accurately forecast such factors and has taken positions in derivative or similar instruments contrary to prevailing market trends, the Funds could be exposed to the risk of a loss. The Funds might not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.

     Set forth below is an explanation of the various derivatives strategies and related instruments the Funds may employ along with risks or special attributes associated with them. This discussion is intended to supplement the Funds' current prospectuses as well as provide useful information to prospective investors.

     Risk Factors. As explained more fully below and in the discussions of particular strategies or instruments, there are a number of risks associated with the use of derivatives and related instruments. There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. The advisers may accurately forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, the Fund may have been in a better position had it not entered into such strategy. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains. Strategies not involving hedging may increase the risk to a Fund. Certain strategies, such as yield enhancement, can have speculative characteristics, involve leverage and may result in losses that exceed the original investment of the fund. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Finally, over-the-counter instruments typically do not have a liquid market. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets. In certain instances, particularly those involving over-the-counter transactions on forward contracts, there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, a Fund may experience a loss.


     Specific Uses and Strategies. Set forth below are explanations various strategies involving derivatives and related instruments which may be used by the Income Funds.

     Options on Securities and Securities Indexes. The Funds may PURCHASE, SELL or EXERCISE call and put options on (i) securities, (ii) securities indexes, and (iii) debt instruments.

     Although in most cases these options will be exchange-traded, the Funds may also purchase, sell or exercise over-the-counter options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller. As such, over-the-counter options generally have much less market liquidity and carry the risk of default or nonperformance by the other party.

     One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities a Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may also use combinations of options to minimize costs, gain exposure to markets or take advantage of price disparities or market movements. For example, a Fund may sell put or call options it has previously purchased or purchase put or call options it has previously sold. These transactions may result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option in order to earn the related premium from such transactions. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of a similar option.

     In addition to the general risk factors noted above, the purchase and writing of options involve certain special risks. During the option period, a fund writing a covered call (i.e., where the underlying securities are held by the fund) has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. The Funds will not write uncovered options.

     If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, such Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

     Futures Contracts and Options on Futures Contracts. The Funds may purchase or sell (i) interest-rate futures contracts, (ii) futures contracts on specified instruments or indices, and (iii) options on these futures contracts ("futures options").

     The futures contracts and futures options may be based on various instruments or indices in which the Funds may invest such as foreign currencies, certificates of deposit, Eurodollar time deposits, securities indices, economic indices (such as the Consumer Price Indices compiled by the U.S. Department of Labor).

     Futures contracts and futures options may be used to hedge portfolio positions and transactions as well as to gain exposure to markets. For example, a Fund may sell a futures contract or buy a futures option to protect against a decline in value, or reduce the duration, of portfolio holdings. Likewise, these instruments may be used where a Fund intends to acquire an instrument or enter into a position. For example, a Fund may purchase a futures contract or buy a futures option to gain immediate exposure in a market or otherwise offset increases in the purchase price of securities or currencies to be acquired in the future. Futures options may also be written to earn the related premiums.

     When writing or purchasing options, the Funds may simultaneously enter into other transactions involving futures contracts or futures options in order to minimize costs, gain exposure to markets, or take advantage of price disparities or market movements. Such strategies may entail additional risks in certain instances. Funds may engage in cross-hedging by purchasing or selling futures or options on a security different from the security position being hedged to take advantage of relationships between the two securities.

     Investments in futures contracts and options thereon involve risks similar to those associated with options transactions discussed above. The Funds will only enter into futures contracts or options on futures contracts which are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system.

     Forward Contracts. A Fund may also use forward contracts to hedge against changes in interest-rates, increase exposure to a market or otherwise take advantage of such changes. An interest-rate forward contract involves the obligation to purchase or sell a specific debt instrument at a fixed price at a future date.

     Interest Rate Transactions. The Income Funds may employ interest rate management techniques, including transactions in options (including yield curve options), futures, options on futures, forward exchange contracts, and interest rate swaps.

     An Income Fund will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Income Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that an Income Fund is contractually obligated to make. If the other party to and interest rate swap defaults, an Income Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Since interest rate swaps are individually negotiated, each Income Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its interest rate swap position.

     An Income Fund may enter into interest rate swaps to the maximum allowed limits under applicable law. An Income Fund will typically use interest rate swaps to shorten the effective duration of its portfolio.

Interest rate swaps involve the exchange by an Income Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.


     Asset-Backed Securities. The Cash Management Fund and the Prime Money Market Fund may also invest in asset-backed securities. Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.


     Structured Products. The Income Funds may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products which represent derived investment positions based on relationships among different markets or asset classes.

     The Income Funds may also invest in other types of structured products, including, among others, inverse floaters, spread trades and notes linked by a formula to the price of an underlying instrument. Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate (which typically is determined by reference to an index rate, but may also be determined through a dutch auction or a remarketing agent or by reference to another security) (the "reference rate"). As an example, inverse floaters may constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the cost of Funds Index. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. A spread trade is an investment position relating to a difference in the prices or interest rates of two securities where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities. When an Income Fund invests in notes linked to the price of an underlying instrument, the price of the underlying security is determined by a multiple (based on a formula) of the price of such underlying security. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which the Income Fund anticipates it will invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. An Income Fund is permitted to invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although an Income Fund's purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of an Income Fund's fundamental investment limitation related to borrowing and leverage.

     Certain issuers of structured products may be deemed to be "investment companies" as defined in the 1940 Act. As a result, an Income Fund's investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transac-tions, and there currently is no active trading market for structured products. As a result, certain structured products in which the Income Funds invest may be deemed illiquid and subject to their limitation on illiquid investments.

     Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. In addition, because structured products are typically sold in private placement transactions, there currently is no active trading market for structured products.

     Additional Restrictions on the Use of Futures and Option Contracts. None of the Funds is a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC and futures contracts and futures options will be purchased, sold or entered into only for bona fide hedging purposes, provided that a Fund may enter into such transactions for purposes other than bona fide hedging if, immediately thereafter, the sum of the amount of its initial margin and premiums on open contracts and options would not exceed 5% of the liquidation value of the Fund's portfolio, provided, further, that, in the case of an option that is in-the-money, the in-the-money amount may be excluded in calculating the 5% limitation.

     When an Income Fund purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be deposited in a segregated account with such Fund's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

     The Income Funds' ability to engage in the transactions described herein may be limited by the current federal income tax requirement that a Fund derive less than 30% of its gross income from the sale or other disposition of securities held for less than three months.

     In addition to the foregoing requirements, the Board of Trustees has adopted an additional restriction on the use of futures contracts and options thereon, requiring that the aggregate market value of the futures contracts held by an Income Fund not exceed 50% of the market value of its total assets. Neither this restriction nor any policy with respect to the above-referenced restrictions, would be changed by the Board of Trustees without considering the policies and concerns of the various federal and state regulatory agencies.

                            Investment Restrictions

     The Funds have adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of a Fund which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of a Fund.

     Each Fund may not:

          (1) borrow money, except that each Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 331/3% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments;

          (2) make loans, except that each Fund may: (i) purchase and hold debt instruments (including without limitation, bonds, notes, debentures or other obligations and certificates of deposit, bankers' acceptances and fixed time deposits) in accordance with its investment objectives and policies; (ii) enter into repurchase agreements with respect to portfolio securities; and (iii) lend portfolio securities with a value not in excess of one-third of the value of its total assets;

          (3) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, (i) with respect to a Fund's permissible futures and options transactions in U.S. Government securities, positions in options and futures shall not be subject to this restriction;
     (ii) the Money Market Funds may invest more than 25% of their total assets in obligations issued by banks, including U. S. banks; (iii) New York Tax Free Money Market Fund, California Tax Free Money Market Fund and Tax Free Money Market Fund may invest more than 25% of their respective assets in municipal obligations secured by bank letters of credit or guarantees, including participation certificates and (iv) more than 25% of the assets of California Intermediate Tax Free Income Fund may be invested in municipal obligations secured by bank letters of credit or guarantees;

          (4) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;

          (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

          (6) issue any senior security (as defined in the 1940 Act), except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to a Fund's permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security; or

          (7) underwrite securities issued by other persons except insofar as a Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.


          The investment objective of each Money Market Fund and the Tax Free Income Fund is fundamental.

          In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, a Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. For purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships. For purposes of investment restriction (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." Investment restriction (3) above, however, is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of any "industry." Supranational organizations are collectively considered to be members of a single "industry" for purposes of restriction (3) above.

     In addition, each Fund is subject to the following nonfundamental investment restrictions which may be changed without shareholder approval:

          (1) Each Fund other than the Tax Free Funds may not, with respect to 75% of its assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its assets in the securities of any one issuer (other than obligations of the U.S. Government, its agencies and instrumentalities); each Tax Free Fund may not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.

          (2) Each Fund may not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund. The Funds have no current intention of making short sales against the box.

          (3) Each Fund may not purchase or sell interests in oil, gas or mineral leases.

          (4) Each Income Fund may not invest more than 15% of its net assets in illiquid securities; each Money Market Fund may not invest more than 10% of its net assets in illiquid securities.

          (5) Each Fund may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

          (6) Each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.


     For purposes of investment restriction (4) above, illiquid securities includes securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees.


     For purposes of the Funds' investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

     As a nonfundamental operating policy, the Money Market Funds will not invest more than 25% of their respective total assets in obligations issued by foreign banks (other than foreign branches of U.S. banks).

     As a nonfundamental operating policy, the Tax Free Money Market Funds will not invest in obligations secured by letters of credit or guarantees from foreign banks (other than foreign branches of U.S. banks) if, after giving effect to such investment, the value attributable to such letters of credit or guarantees, as determined by the respective Funds' advisers, would exceed 25% of the respective Funds' total assets.

     If a percentage or rating restriction on investment or use of assets set forth herein or in a Prospectus is adhered to at the time, later changes in percentage or ratings resulting from any cause other than actions by a Fund will not be considered a violation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

                Portfolio Transactions and Brokerage Allocation

     Specific decisions to purchase or sell securities for a Fund are made by a portfolio manager who is an employee of the adviser or sub-adviser to such Fund and who is appointed and supervised by senior officers of such adviser or sub-adviser. Changes in the Funds' investments are reviewed by the Board of Trustees. The Funds' portfolio managers may serve other clients of the advisers in a similar capacity. Money market instruments are generally purchased in principal transactions; thus, the Money Market Funds generally pay no brokerage commissions.

     The frequency of an Income Fund's portfolio transactions the portfolio turnover rate will vary from year to year depending upon market conditions. Because a high turnover rate may increase transaction costs and the possibility of taxable short-term gains, the advisers will weigh the added costs of short-term investment against anticipated gains. Each Income Fund will engage in portfolio trading if its advisers believe a transaction, net of costs (including custodian charges), will help it achieve its investment objective.

     For the fiscal year ended August 31, 1996, and the fiscal year ended August 31, 1997, the annual rates of portfolio turnover for the following Funds were as follows:

     The Tax Free Income Fund: 210% and 147%, respectively; The New York Tax Free Income Fund: 156% and 107%, respectively.

     For the fiscal year ended August 31, 1996, and the fiscal year ended August 31, 1997, the California Intermediate Tax Free Income Fund had portfolio turnover rates of 188% and 66%, respectively.

     Under the advisory agreement and the sub-advisory agreements, the adviser and sub-advisers shall use their best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Funds. In assessing the best overall terms available for any transaction, the adviser and sub-advisers consider all factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to the adviser or sub-advisers, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. The adviser and sub-advisers are not required to obtain the lowest commission or the best net price for any Fund on any particular transaction, and are not required to execute any order in a fashion either preferential to any Fund relative to other accounts they manage or otherwise materially adverse to such other accounts.

     Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the adviser or sub-adviser to a Fund normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the adviser or sub-adviser on the tender of a Fund's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Funds by the adviser and sub-advisers. At present, no other recapture arrangements are in effect.

     Under the advisory and sub-advisory agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the adviser or sub-advisers may cause the Funds to pay a broker-dealer which provides brokerage and research services to the adviser or sub-advisers, the Funds and/or other accounts for which they exercise investment discretion an amount of commission for effecting a securities transaction for the Funds in excess of the amount other broker-dealers would have charged for the transaction if they determine in good faith that the total commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either that particular transaction or their overall responsibilities to accounts over which they exercise investment discretion. Not all of such services are useful or of value in advising the Funds. The adviser and sub-advisers report to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

     The management fees that the Funds pay to the adviser will not be reduced as a consequence of the adviser's or sub-advisers' receipt of brokerage and research services. To the extent the Funds' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services would be useful and of value to the adviser or sub-advisers in serving one or more of their other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the adviser and sub-advisers in carrying out their obligations to the Funds. While such services are not expected to reduce the expenses of the adviser or sub-advisers, they would, through use of the services, avoid the additional expenses which would be incurred if they should attempt to develop comparable information through their own staff.

     In certain instances, there may be securities that are suitable for one or more of the Funds as well as one or more of the adviser's or sub-advisers' other clients. Investment decisions for the Funds and for other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. In executing portfolio transactions for a Fund, the adviser or sub-advisers may, to the extent permitted by applicable laws and regulations, but shall not be obligated to, aggregate the securities to be sold or purchased with those of other Funds or their other clients if, in the adviser's or sub-advisers' reasonable judgment, such aggregation (i) will result in an overall economic benefit to the Fund, taking into consideration the advantageous selling or purchase price, brokerage commission and other expenses, and trading requirements, and (ii) is not inconsistent with the policies set forth in the Trust's registration statement and the Fund's Prospectus and Statement of Additional Information. In such event, the adviser or a sub- adviser will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in an equitable manner, consistent with its fiduciary obligations to the Fund and such other clients. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of the Funds to participate in volume transactions will generally produce better executions for the Funds.

                            PERFORMANCE INFORMATION


     From time to time, a Fund may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Performance is calculated separately for each class of shares. Because such performance information is based on past investment results, it should not be considered as an indication or representation of the performance of any classes of a Fund in the future. From time to time, the performance and yield of classes of a Fund may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund or its classes may be compared to data prepared by Lipper Analytical Services, Inc. or Morningstar Mutual Funds on Disc, widely recognized independent services which monitor the performance of mutual funds. Performance and yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the performance and yield of a Fund or its classes. A Fund's performance may be compared with indices such as the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Government Bond Index, the Lehman Government Bond 1-3 Year Index and the Lehman Aggregate Bond Index; the S&P 500 Index, the Dow Jones Industrial Average or any other commonly quoted index of common stock prices; and the Russell 2000 Index and the NASDAQ Composite Index. Additionally, a Fund may, with proper authorization, reprint articles written about such Fund and provide them to prospective shareholders.


     A Fund may provide period and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in a Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. For Class A shares, the average annual total rate of return figures will assume payment of the maximum initial sales load at the time of purchase. For Class B and Class C shares, the average annual total rate of return figures will assume deduction of the applicable contingent deferred sales charge imposed on a total redemption of shares held for the period. One-, five-, and ten-year periods will be shown, unless the class has been in existence for a shorter-period.

     Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yields and the net asset values (in the case of the Income Funds) of the classes of shares of a Fund will vary based on market conditions, the current market value of the securities held by a Fund and changes in the Fund's expenses. The advisers, Shareholder Servicing Agents, the Administrator, the Distributor and other service providers may voluntarily waive a portion of their fees on a month-to-month basis. In addition, the Distributor may assume a portion of a Fund's operating expenses on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield and total rate of return) of the classes of shares of a Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the yields and total rates of return should be considered when comparing the yields or total rates of return of the classes of shares of a Fund to yields and total rates of return published for other investment companies and other investment vehicles (including different classes of shares). The Trust is advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding the Shareholder Servicing Agent fees received, which will have the effect of increasing the net return on the investment of customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agents quotations reflecting such increased return.

     In connection with the Hanover Reorganization, the 100% U.S. Treasury Securities Money Market Fund was established to receive the assets of The 100% U.S. Treasury Securities Money Market Fund of Hanover, and the Cash Management Fund (formerly known as the Vista Global Money Market Fund), which received the assets of The Cash Management Fund of Hanover, adopted the financial history of The Cash Management Fund of Hanover. Performance results presented for each class of the 100% U.S. Treasury Securities Money Market Fund and the Cash Management Fund will be based upon the performance of The 100% U.S. Treasury Securities Money Market Fund and The Cash Management Fund of Hanover, respectively, for periods prior to the consummation of the Hanover Reorganization.

     Each Fund presents performance information for each class thereof since the commencement of operations of that Fund, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of the related Fund is therefore based on the performance history of a predecessor class or classes. Performance information is restated to reflect the current maximum front-end sales charge (in the case of Class A Shares) or the maximum contingent deferred sales charge (in the case of Class B Shares) when presented inclusive of sales charges. Additional performance information may be presented which does not reflect the deduction or sales charges. Historical expenses reflected in performance information are based upon the distribution, shareholder servicing fees and other expenses actually incurred during the period presented and have not been restated, for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class.

     Advertising or communications to shareholders may contain the views of the advisers as to current market, economic, trade and interest rate trends, as well as legislative, regulatory and monetary developments, and may include investment strategies and related matters believed to be of relevance to a Fund.

     Advertisements for the Chase Vista funds may include references to the asset size of other financial products made available by Chase, such as the offshore assets of other funds.

                             Total Rate of Return

     A Fund's or class's total rate of return for any period will be calculated by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by
(ii) the public offering price per share on the first day of such period, and
(b) subtracting 1 from the result. The average annual rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation as calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

                          Average Annual Total Returns*
                           (excluding sales charges)

     The average annual total rate of return figures for the following Funds, reflecting the initial investment and assuming the reinvestment of all distributions (but excluding the effects of any applicable sales charges) for the one and five year periods ended August 31, 1997, and for the period from commencement of business operations to August 31, 1997, were as follows:


                                           Since       Date of        Date of
                    One        Five         Fund         Fund          Class
Fund               Year        Years     Inception    Inception     Introduction
--------------     ----        -----     ---------    ---------     ------------
Tax Free                                                9/8/97
Income Fund
 A Shares           9.14%       6.94%       8.92%                      9/8/87
 B Shares+          8.30%       6.27%       8.57%                     11/4/93
New York Tax                                            9/8/97
Free Income
Fund
 A Shares           8.85%       6.56%       8.38%                      9/8/87
 B Shares+          8.03%       5.95%       8.07%                     11/4/93
California
Intermediate
Tax Free
Income Fund
 A Shares           7.46%         --        5.19%      7/15/93        7/15/93

----------
* The ongoing fees and expenses borne by Class B Shares are greater than those borne by Class A Shares. As indicated above, the performance information for each class introduced after the commencement of operations of the related Fund is based on the performance history of a predecessor class or classes and historical expenses have not been restated, for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class. Accordingly, the performance information presented in the table above and in each table that follows may be used in assessing each Fund's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of those classes which would require an adjustment to the ongoing expenses.

  The performance quoted reflects fee waivers that subsidize and reduce the total operating expenses of certain Funds (or classes thereof). Returns on these Funds (or classes) would have been lower if there were no such waivers. With respect to certain Funds, Chase and/or other service providers are obligated to waive certain fees and/or reimburse expenses. Each Fund's Prospectus discloses the extent of any agreements to waive fees and/or reimburse expenses.

+ Performance information presented in the table above and in each table that follows for this class of the Funds prior to the date this class was introduced does not reflect distribution fees and certain other expenses borne by this class which, if reflected, would reduce the performance quoted.

                         Average Annual Total Returns*
                           (including sales charges)

     With the current maximum sales charge for Class A shares (4.50%) reflected and the currently applicable CDSC for Class B shares for each period length, the average annual total rate of return figures for the same periods would be as follows:


                                                                 Since
                                        One         Five         Fund
Fund                                   Year         Years      Inception
---------------------------------      ----         -----      ---------
Tax Free Income Fund
 A Shares                               4.23%        5.96%        8.42%
 B Shares+                              3.30%        4.27%        8.57%
New York Tax Free Income Fund
 A Shares                               3.30%        4.27%        8.57%
 B Shares+                              3.03%        3.95%        8.07%
California Intermediate Tax Free
Income Fund
 A Shares                               2.62%          --         4.02%

----------
*See the notes to the preceding table.

     The Funds may also from time to time include in advertisements or other communications a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return.

                               Yield Quotations

     Any current "yield" quotation for a class of shares of an Income Fund shall consist of an annualized hypothetical yield, carried at least to the nearest hundredth of one percent, based on a thirty calendar day period and shall be calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

     Any current "yield" for a class of shares of a Money Market Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and shall be calculated by dividing the net change in the value of an account having a balance of one Share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional Shares purchased with dividends declared on the original Share and dividends declared on both the original Share and any such additional Shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective yield quotation for a class of shares of a Money Market Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. A portion of a Tax Free Money Market Fund's income used in calculating such yields may be taxable.

     Any taxable equivalent yield quotation of a class of shares of a Tax Free Fund, whether or not it is a Money Market Fund, shall be calculated as follows. If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation (as determined in accordance with the appropriate calculation described above) divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt.


                                            Current         Effective Compound
                                       Annualized Yield      Annualized Yield
                                         as of 8/31/97        as of 8/31/97
                                      ------------------   -------------------
U. S. Government Money Market Fund
 Vista Shares                                 5.05%                5.18%
 Premier Shares                               5.09%                5.22%
 Institutional Shares                         5.40%                5.54%
Prime Money Market Fund
 B Shares                                     4.49%                4.59%
 Premier Shares                               5.29%                5.43%
 Institutional Shares                         5.49%                5.64%
Federal Money Market Fund
 Vista Shares                                 4.93%                5.05%
 Premier Shares                               5.13%                5.26%
 Institutional Shares                         5.36%                5.50%
Treasury Plus Money Market Fund
 Vista Shares                                 4.87%                4.99%
 Premier Shares                               4.97%                5.09%
 Institutional Shares                         5.21%                5.35%
100% U.S. Treasury Securities
Money Market Fund
 Vista Shares                                 4.90%                5.02%
 Premier Shares                               4.94%                5.06%
 Institutional Shares                         5.22%                5.36%
Cash Management Fund
 Vista Shares                                 5.09%                5.22%
 Premier Shares                               5.19%                5.32%
 Institutional Shares                         5.44%                5.59%


                                  Current          Effective        Annualized
                                 Annualized        Compound       Tax Equivalent
                                   Yield       Annualized Yield      Yield**
                               as of 8/31/97     as of 8/31/97    as of 8/31/97
                               -------------   ----------------   --------------
Tax Free Money Market Fund
 Vista Shares                       2.98%             3.02%            4.93%
 Premier Shares                     3.06%             3.11%            5.07%
 Institutional Shares               3.31%             3.37%            5.48%
California Tax Free
Money Market Fund                   2.88%             2.92%            5.36%
New York Tax Free
Money Market Fund                   2.91%             2.96%            5.45%

                                                Thirty-Day      Tax Equivalent
                                                  Yield       Thirty-Day Yield**
                                              as of 8/31/97     as of 8/31/97
                                              -------------   ------------------
Tax Free Income Fund
 Class A Shares                                    4.29%             7.10%
 Class B Shares                                    3.74%             6.19%
New York Tax Free Income Fund
 Class A Shares                                    3.97%             7.43%
 Class B Shares                                    3.42%             6.40%
California Intermediate Tax Free Income Fund       3.97%             7.38%

----------
* The tax equivalent yields assume a federal income tax rate of 39.6% for the Tax Free Money Market Fund and Tax Free Income Fund, a combined New York State, New York City and federal income tax rate of 46.80% for the New York Tax Free Money Market Fund and New York Tax Free Income Fund and a combined California State and federal income tax rate of 46.24% for the California Tax Free Money Market Fund and California Intermediate Tax Free Income Fund.

                     Non-Standardized Performance Results*
                           (excluding sales charges)

     The table below reflects the net change in the value of an assumed initial investment of $10,000 in the following Funds (excluding the effects of any applicable sales charges) for the period from the commencement date of business for each such Fund (i.e., either September 8, 1987 for the Tax Free Income and New York Tax Free Income Funds or July 16, 1993 for the California Intermediate Tax Free Income Fund.) The values reflect an assumption that capital gain distributions and income dividends, if any, have been invested in additional shares of the same class. From time to time, the Funds may provide these performance results in addition to the total rate of return quotations required by the Securities and Exchange Commission. As discussed more fully in the Prospectuses, neither these performance results, nor total rate of return quotations, should be considered as representative of the performance of the Funds in the future. These factors and the possible differences in the methods used to calculate performance results and total rates of return should be considered when comparing such performance results and total rate of return quotations of the Funds with those published for other investment companies and other investment vehicles.


                                           Value of         Value of                                         Fund
             Period Ended              Initial $10,000   Capital Gains         Value of           Total    Inception
           August 31, 1997                Investment      Distribution   Reinvested Dividends     Value      Date
------------------------------------- ----------------- --------------- ---------------------- ---------- ----------
The Tax Free Income Fund:
 A Shares                                  $12,320           $1,278             $9,877          $23,475     9/8/97
 B Shares+                                  12,250            1,239              9,257           22,746
The New York Tax Free Income Fund:
 A Shares                                   11,800            1,708              8,840           22,348     9/8/97
 B Shares+                                  11,760            1,661              8,300           21,721
The California Intermediate Tax Free
Income Fund                                  9,853              249              2,220           12,322    7/15/93

----------
* See the notes to the table captioned "Average Annual Total Return (excluding sales charges)" above. The table above assumes an initial investment of $10,000 in a particular class of a Fund for the period from the Fund's commencement of operations, although the particular class may have been introduced at a subsequent date. As indicated above, performance information for each class introduced after the commencement of operations of the related Fund is based on the performance history of a predecessor class or classes, and historical expenses have not been restated, for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class.

                      Non-Standardized Performance Results*
                            (includes sales charges)

     With the current maximum sales charge of 4.50% for Class A shares, and the currently applicable CDSC for Class B shares for each period length, reflected, the figures for the same periods would be as follows:

                                             Value of           Value of
             Period Ended                Initial $10,000     Capital Gains           Value of             Total
           August 31, 1997                  Investment        Distribution     Reinvested Dividends       Value
-------------------------------------   -----------------   ---------------   ----------------------   ----------
The Tax Free Income Fund:
 A Shares                                    $11,766             $1,220               $9,432            $22,418
 B Shares+                                    12,250              1,239                9,257             22,746
The New York Tax Free Income Fund:
 A Shares                                     11,269              1,632                8,442             21,343
 B Shares+                                    11,760              1,661                8,300             21,721
The California Intermediate Tax Free
Income Fund                                    9,410                238                2,120             11,768

----------
* See the notes to the table captioned "Average Annual Total Return (excluding sales charges)" above. The table above assumes an initial investment of $10,000 in a particular class of a Fund for the period from the Fund's commencement of operations, although the particular class may have been introduced at a subsequent date. As indicated above, performance information for each class introduced after the commencement of operations of the related Fund is based on the performance history of a predecessor class or classes, and historical expenses have not been restated, for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class.

                       DETERMINATION OF NET ASSET VALUE

     As of the date of this Statement of Additional Information, the New York Stock Exchange is open for trading every weekday except for the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition,to the days listed above (other than Good Friday), the Funds are closed for business on the following holidays: Martin Luther King Day, Columbus Day, and Veteran's Day.


     The Money Market Funds' portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter accrediting discounts and amortizing premiums at a constant rate to maturity. This method increases stability in valuation, but may result in periods during which the stated value of a portfolio security is higher or lower than the price a Fund would receive if the instrument were sold. Pursuant to the rules of the Securities and Exchange Commission, the Board of Trustees has established procedures to stabilize the net asset value of each Money Market Fund at $1.00 per share. However, no assurance can be given that the Money Market Funds will be able to do so on a continuous basis. These procedures include a review of the extent of any deviation of net asset value per share, based on available market rates (and appropriate substitutes which reflect current market conditions), from the $1.00 amortized cost price per share. If fluctuating interest rates cause the market value of a Money Market Fund's portfolio to approach a deviation of more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider what action, if any, should be initiated. Such action may include redemption of shares in kind (as described in greater detail below), selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations.


     The Money Market Funds have established procedures designed to ensure that their portfolio securities meet their high quality criteria.

     Bonds and other fixed income securities (other than short-term obligations) in a Fund's portfolio are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations which mature in 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

     Interest income on long-term obligations in an Income Fund's portfolio is determined on the basis of coupon interest accrued plus amortization of discount (the difference between acquisition price and stated redemption price at maturity) and premiums (the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest and discount accrued less amortization of premium.

                     PURCHASES, REDEMPTIONS AND EXCHANGES


     The Fund has established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Funds' Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in the Prospectuses are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in Section 6 of the Account Application. The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding.


     Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to such Fund in writing.

     Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its Shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

     Investors in Class A shares may qualify for reduced initial sales charges by signing a statement of intention (the "Statement"). This enables the investor to aggregate purchases of Class A shares in the Fund with purchases of Class A shares of any other Fund in the Trust (or if a Fund has only one class, shares of such Fund), excluding shares of any Vista money market fund, during a 13-month period. The sales charge is based on the total amount to be invested in Class A shares during the 13-month period. All Class A or other qualifying shares of these funds currently owned by the investor will be credited as purchases (at their current offering prices on the date the Statement is signed) toward completion of the Statement. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Statement. A shareholder must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a Statement.

     The Statement is not a binding obligation on the investor to purchase the full amount indicated; however, on the initial purchase, if required (or subsequent purchases if necessary), 5% of the dollar amount specified in the Statement will be held in escrow by the Transfer Agent in Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the Statement (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Reinvested dividend and capital gain distributions are not counted toward satisfying the Statement.

     Class A shares of a Fund may also be purchased by any person at a reduced initial sales charge which is determined by (a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total (i) net asset value or (ii) cost of any shares acquired and still held in the Fund, or any other Vista fund excluding any Vista money market fund, and (b) applying the initial sales charge applicable to such aggregate dollar value (the "Cumulative Quantity Discount"). The privilege of the Cumulative Quality Discount is subject to modification or discontinuance at any time with respect to all Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.

     An individual who is a member of a qualified group (as hereinafter defined) may also purchase Class A shares of a Fund (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) at the reduced sales charge applicable to the group taken as a whole. The reduced initial sales charge is based upon the aggregate dollar value of Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) previously purchased and still owned by the group plus the securities currently being purchased and is determined as stated in the preceding paragraph. In order to obtain such discount, the purchaser or investment dealer must provide the Transfer Agent with sufficient information, including the purchaser's total cost, at the time of purchase to permit verification that the purchaser qualifies for a cumulative quantity discount, and confirmation of the order is subject to such verification. Information concerning the current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.

     A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) at a discount and (iii) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund). A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the Fund. This privilege is subject to modification or discontinuance at any time with respect to all Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.


     Investors may be eligible to buy Class A shares at reduced sales charges. One's investment representative or the Chase Vista Funds Service Center should be consulted for details about Chase Vista's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans and other plans. Sales charges are waived if an investor is using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy the shares, and on which he or she paid a front-end or contingent deferred sales charge.

     Some participant-directed employee benefit plans participate in a "multi-fund" program which offers both Chase Vista and non-Chase Vista mutual funds. The money that is invested in Chase Vista Funds may be combined with the other mutual funds in the same program when determining the plan's eligibility to buy Class A shares for purposes of the discount privileges and programs described above.

     No initial sales charge will apply to the purchase of a Fund's Class A shares if (i) one is investing proceeds from a qualified retirement plan where a portion of the plan was invested in the Chase Vista Funds, (ii) one is investing through any qualified retirement plan with 50 or more participants or
(iii) the investor is a participant in certain qualified retirement plans and is investing (or reinvesting) the proceeds from the repayment of a plan loan made to him or her.

     For purchases of a Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if one is investing through an IRA or qualified retirement plan for which The Chase Manhattan Bank or its designee serves as trustee or custodian, and additional investments in Class A shares of the Fund through such an IRA or qualified plan made subsequent to 1998 will not be subject to initial sales charges for the life of the Fund account.

     Purchases of a Fund's Class A shares may be made with no initial sales charge through an investment adviser or financial planner that charges a fee for its services.

     Purchases of a Fund's Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

     Purchases of a Fund's Class A shares may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's distributor or the Chase Vista Funds Service Center.

     A Fund may sell Class A shares without an initial sales charge to the current and retired Trustees (and their immediate families), current and retired employees (and their immediate families) of Chase, the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their immediate families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their immediate families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Chase Vista Fund shares) and financial institution trust departments investing an aggregate of $1 million or more in the Chase Vista Funds.

     Shareholders of record of any Chase Vista fund as of November 30, 1990 and certain immediate family members may purchase a Fund's Class A shares with no initial sales charge for as long as they continue to own Class A shares of any Chase Vista fund, provided there is no change in account registration.

     Shareholders of other Chase Vista Funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

     The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

     Investors may incur a fee if they effect transactions through a broker or agent.

     Reinstatement Privilege. Upon written request, Class A shareholders of the Tax Free Income Fund, the New York Tax Free Income Fund, as well as all shareholders of the California Intermediate Tax Free Income Fund, have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption. The reinstatement request must be accompanied by payment for the shares (not in excess of the redemption), and shares will be purchased at the next determined net asset value. Class B shareholders of the Prime Money Market Fund, Tax Free Income Fund and the New York Tax Free Income Fund who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B (or C) shares.


     Under the Exchange Privilege, shares may be exchanged for shares of another fund only if shares of the fund exchanged into are registered in the state where the exchange is to be made. Shares of a Fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any Vista money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the Vista non-money market funds or the exchange will be done at relative net asset value plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.


     The contingent deferred sales charge for Class B shares will be waived for certain exchanges and for redemptions in connection with a Fund's systematic withdrawal plan, subject to the conditions described in the Prospectuses. In addition, subject to confirmation of a shareholder's status, the contingent deferred sales charge will be waived for: (i) a total or partial redemption made within one year of the shareholder's death or initial qualification for Social Security disability payments; (ii) a redemption in connection with a Minimum Required Distribution form an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code or a mandatory distribution from a qualified plan; (iii) redemptions made from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code through an established Systematic Redemption Plan; (iv) a redemption resulting from an over-contribution to an IRA; (v) distributions from a qualified plan upon retirement; and (vi) an involuntary redemption of an account balance under $500. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established.


     Class B shares automatically convert to Class A shares (and thus are then subject to the lower expenses borne by Class A shares) after a period of time specified below has elapsed since the date of purchase (the "CDSC Period"), together with the pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares attributable to the Class B shares then converting. The conversion of Class B shares purchased on or after May 1, 1996, will be effected at the relative net asset values per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. The conversion of Class B shares purchased prior to May 1, 1996, will be effected at the relative net asset values per share of the two classes on the first business day of the month following the seventh anniversary of the original purchase. If any exchanges of Class B shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion the net asset value per share of the Class A shares may be higher or lower than the net asset value per share of the Class B shares; as a result, depending on the relative net asset values per share, a shareholder may receive fewer or more Class A shares than the number of Class B shares converted.

     A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

                          DISTRIBUTIONS; TAX MATTERS


     The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the respective Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in each Fund's Prospectus are not intended as substitutes for careful tax planning.

                Qualification as a Regulated Investment Company


     Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Net investment income for each Fund consists of all interest accrued and discounts earned, less amortization of any market premium on the portfolio assets of the Fund and the accrued expenses of the Fund. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its net investment income and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Because certain Funds invest all of their assets in Portfolios which will be classified as partnerships for federal income tax purposes, such Funds will be deemed to own a proportionate share of the income of the Portfolio into which each contributes all of its assets for purposes of determining whether such Funds satisfy the Distribution Requirement and the other requirements necessary to qualify as a regulated investment company (e.g., Income Requirement (hereinafter defined), etc.).


     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

     In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

     Each non-Money Market Fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. See "Additional Policies Regarding Derivative and Related Transactions."

Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Fund to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigage the effect of these rules.

     If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

                 Excise Tax on Regulated Investment Companies

     A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election"))(Tax-exempt interest on municipal obligations is not subject to the excise tax). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                              Fund Distributions


     Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporations only to the extent described below. Dividends paid on Class A, Class B and Class C shares are calculated at the same time. In general, dividends on Class B and Class C shares are expected to be lower than those on Class A shares due to the higher distribution expenses borne by the Class B and Class C shares. Dividends may also differ between classes as a result of differences in other class specific expenses.

     If a check representing a Fund distribution is not cashed by a shareholder within a specified period, the Chase Vista Service Center will notify the shareholder that he or she has the option of requesting another check or reinvesting the distribution in the Fund or in an established account of another Chase Vista Fund. If the Chase Vista Service Center does not receive the shareholder's election, the distribution will be reinvested in the Fund. Similarly, if the Fund or the Chase Vista Service Center sends the shareholder correspondence returned as "undeliverable," distributions will automatically be reinvested in the Fund.


     A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

     Under recently enacted legislation, the maximum rate of tax on long-term capital gains of individuals will generally be reduced from 28% to 20% (10% for gains otherwise taxed at 15%) for long-term capital gains realized after July 28, 1997 with respect to capital assets held for more than 18 months. Additionally, beginning after December 31, 2000, the maximum tax rate for capital assets with a holding period beginning after that date and held for more than five years will be 18%. Under a literal reading of the legislation, capital gain dividends paid by a regulated investment company would not appear eligible for the reduced capital gain rates. However, the legislation authorizes the Treasury Department to promulgate regulations that would apply the new rates to capital gain dividends paid by a regulated investment company.

     Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.


     Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180 day period beginning 90 days before such date in the case of certain preferred stock) under the Rules of the Code section 246(c)(3) and (4);(2) to the extent that a fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund. In the case where a Fund invests all of its assets in a Portfolio and the Fund satisfies the holding period rules pursuant to Code Section 256(C) as to its interest in the Portfolio, a corporate shareholder which satisfies the foregoing requirements with respect to its shares of the Fund should receive the dividends-received deduction.

     For purposes of the Corporate AMT, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMT. However, corporate shareholders will generally be required to take the full amount of any dividend received from a Fund into account (without a dividends-received deduction) in determining its adjusted current earnings.


     Each Tax Free Fund intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Tax Free Fund's taxable year at least 50% of the its total assets consists of tax-exempt municipal obligations. Distributions from a Tax Free Fund will constitute exempt-interest dividends to the extent of its tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of a Tax Free Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by a Tax Free Fund of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed above.

     AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. In addition, under the Superfund Amendments and Reauthorization Act of 1986, a tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of a corporate taxpayer's AMTI (determined without regard to the deduction for this tax and the AMT net operating loss deduction) over $2 million. Exempt-interest dividends derived from certain "private activity" municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and noncorporate taxpayers. In addition, exempt-interest dividends derived from all municipal obligations, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

     Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income and subject to federal income tax. Further, a shareholder of a Tax Free Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by a Tax Free Fund will likely be subject to tax on dividends paid by the Tax Free Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

     Net investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

     Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

     Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

     Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

     A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

                         Sale or Redemption of Shares

     Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that a Money Market Fund will do this. In such a case and any case involving the Income Funds, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.

                             Foreign Shareholders

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, paid to a foreign shareholder from net investment income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund and capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

     If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

                          State and Local Tax Matters

     Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes or withholding taxes. Most states provide that a RIC may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. govern-ment securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves. Certain states, however, do not allow a RIC to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless the RIC holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. Shareholders' dividends attributable to a Fund's income from repurchase agreements generally are subject to state and local income taxes, although states and regulations vary in their treatment of such income. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that a Fund invests to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of such Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities. Rules of state and local taxation of ordinary income dividends and capital gain dividends from RICs may differ from the rules for U.S. federal income taxation in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

                         Effect of Future Legislation

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                     MANAGEMENT OF THE TRUST AND THE FUNDS

                             Trustees and Officers

     The Trustees and of the Trust officers and their principal occupations for at least the past five years are set forth below. Their titles may have varied during that period.

     Fergus Reid, III--Chairman of the Trust. Chairman and Chief Executive Officer, Lumelite Corporation, since September 1985; Trustee, Morgan Stanley Funds. Age: 65. Address: 202 June Road, Stamford, CT 06903.

     *H. Richard Vartabedian--Trustee and President of the Trust. Investment Management Consultant; formerly, Senior Investment Officer, Division Executive of the Investment Management Division of The Chase Manhattan Bank, N.A., 1980-1991. Age: 61. Address: P.O. Box 296, Beach Road, Hendrick's Head, Southport, ME 04576.

     William J. Armstrong--Trustee. Vice President and Treasurer,
Ingersoll-Rand Company. Age: 55. Address: 49 Aspen Way, Upper Saddle River, NJ 07458.

     John R.H. Blum--Trustee. Attorney in private practice; formerly a Partner in the law firm of Richards, O'Neil & Allegaert; Commissioner of Agriculture State of Connecticut, 1992-1995. Age: 68. Address: 322 Main Street, Lakeville,CT 06039.

     Stuart W. Cragin, Jr.--Trustee. Retired; formerly President, Fairfield Testing Laboratory, Inc. He has previously served in a variety of marketing, manufacturing and general management positions with Union Camp Corp., Trinity Paper & Plastics Corp., and Conover Industries. Age: 64. Address: 108 Valley Road, Cos Cob, CT 06807.

     Roland R. Eppley, Jr.--Trustee. Retired; formerly President and Chief Executive Officer, Eastern States Bankcard Association Inc. (1971-1988); Director, Janel Hydraulics, Inc.; formerly Director of The Hanover Funds, Inc.
Age: 65. Address: 105 Coventry Place, Palm Beach Gardens, FL 33418.

     Joseph J. Harkins--Trustee. Retired; Commercial Sector Executive and Executive Vice President of The Chase Manhattan Bank, N.A. from 1985 through 1989. He has been employed by Chase in numerous capacities and offices from 1954 through 1989. Director of Blessings Corporation, Jefferson Insurance Company of New York, Monticello Insurance Company and National. Age: 65.
Address: 257 Plantation Circle South, Ponte Vedra Beach, FL 32082.

     *Sarah E. Jones--Trustee. President and Chief Operating Officer of Chase Mutual Funds Corp.; formerly Managing Director for the Global Asset Management and Private Banking Division of the Chase Manhattan Bank. Age: 46. Address: One Chase Manhattan Plaza, Third Floor, New York, New York 10081.

     W.D. MacCallan--Trustee. Director of The Adams Express Co. and Petroleum & Resources Corp.; formerly Chairman of the Board and Chief Executive Officer of The Adams Express Co. and Petroleum & Resources Corp.; Director of The Hanover Funds, Inc. and The Hanover Investment Funds, Inc. Age: 70. Address: 624 East 45th Street, Savannah, GA 31405.

     W. Perry Neff--Trustee. Independent Financial Consultant; Director of North America Life Assurance Co., Petroleum & Resources Corp. and The Adams Express Co.; formerly Director and Chairman of The Hanover Funds, Inc.; formerly Director, Chairman and President of The Hanover Investment Funds, Inc.
Age: 70. Address: RR 1 Box 102, Weston, VT 05181.

     *Leonard M. Spalding, Jr.--Trustee. Chief Executive Officer of Chase Mutual Funds Corp.; formerly President and Chief Executive Officer of Vista Capital Management; and formerly Chief Investment Executive of the Chase Manhattan Private Bank. Age: 62. Address: One Chase Manhattan Plaza, Third Floor, New York, New York 10081.

     Richard E. Ten Haken--Trustee; Chairman of the Audit Committee. Formerly District Superintendent of Schools, Monroe No. 2 and Orleans Counties, New York; Chairman of the Board and President, New York State Teachers' Retirement System. Age: 63. Address: 4 Barnfield Road, Pittsford, NY 14534.

     Irving L. Thode--Trustee. Retired; formerly Vice President of Quotron Systems. He has previously served in a number of executive positions with Control Data Corp., including President of its Latin American Operations, and General Manager of its Data Services business. Age: 66. Address: 80 Perkins Road, Greenwich, CT 06830.

     Martin R. Dean--Treasurer. Associate Director, Accounting Services, BISYS Fund Services; formerly Senior Manager, KPMG Peat Marwick (1987-1994). Age: 33.
Address: 3435 Stelzer Road, Columbus, OH 43219.

     Lee Schultheis--Assistant Treasurer and Assistant Secretary. President, BISYS Fund Distributors; formerly Managing Director, Forum Financial Group.
Age: 41. Address: One Chase Manhattan Plaza, Third Floor, New York, NY 10081.

     W. Anthony Turner--Secretary. Senior Vice President and Regional Client Executive, BISYS Fund Services; formerly Senior Vice President, First Union Brokerage Services, Inc. and Senior Vice President, NationsBank. Age: 36.
Address: 125 West 55th Street, New York, NY 10019.
----------
*Asterisks indicate those Trustees that are "interested persons" (as defined in the 1940 Act). Mr. Reid is not an interested person of the Trust's investment advisers or principal underwriter, but may be deemed an interested person of the Trust solely by reason of being chairman of the Trust.

     The Board of Trustees of the Trust presently has an Audit Committee. The members of the Audit Committee are Messrs. Ten Haken (Chairman), Armstrong, Eppley, MacCallan and Thode. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met two times during the fiscal period ended August 31, 1997.

     The Board of Trustees of the Trust has established an Investment Committee. The members of the Investment Committee are Messrs. Vartabedian (Chairman), Reid and Spalding. The function of the Investment Committee is to review the investment management process of the Trust.

     The Trustees and officers of the Trust appearing in the table above also serve in the same capacities with respect to Mutual Fund Group, Mutual Fund Variable Annuity Trust, Mutual Fund Select Group, Mutual Fund Select Trust, Capital Growth Portfolio, Growth and Income Portfolio, and International Equity Portfolio (these entities, together with the Trust, are referred to below as the "Vista Funds").

           Remuneration of Trustees and Certain Executive Officers:

     Each Trustee is reimbursed for expenses incurred in attending each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not an affiliate of the advisers is compensated for his or her services according to a fee schedule which recognizes the fact that each Trustee also serves as a Trustee of other investment companies advised by the advisers. Each Trustee receives a fee, allocated among all investment companies for which the Trustee serves, which consists of an annual retainer component and a meeting fee component.

     Set forth below is information regarding compensation paid or accrued during the fiscal year ended August 31, 1997 for each Trustee of the Trust:

                                          U.S.                                                     New York    California
                                       Government         Cash         Tax Free       Prime        Tax Free     Tax Free
                                         Money         Management       Money         Money         Money         Money
                                      Market Fund         Fund       Market Fund   Market Fund   Market Fund   Market Fund
                                      -----------      ----------    -----------   -----------   -----------   -----------
Fergus Reid, III, Trustee              $25,653.12      $15,603.85      $4,564.75     $7,867.48     $4,552.98     $232.56
H. Richard Vartabedian, Trustee         22,147.67       13,572.80       3,987.88      6,890.64      4,015.45      201.72
William J. Armstrong, Trustee           14,096.36        8,648.09       2,541.07      4,394.24      2,564.42      128.76
John R.H. Blum, Trustee                 15,703.56        9,595.85       2,815.73      4,854.28      2,844.01      143.31
Stuart W. Cragin, Jr., Trustee          14,765.14        9,048.49       2,658.64      4,593.77      2,676.96      134.49
Roland R. Eppley, Jr., Trustee          14,765.14        9,048.49       2,658.64      4,593.77      2,676.96      134.49
Joseph J. Harkins, Trustee              15,389.67        9,415.33       2,762.55      4,769.24      2,793.55      140.31
Sarah E. Jones, Trustee                      0.00            0.00           0.00          0.00          0.00        0.00
W.D. MacCallan, Trustee                 14,765.14        9,048.49       2,658.64      4,593.77      2,676.96      134.49
W. Perry Neff, Trustee                  15,389.67        9,415.33       2,762.55      4,769.24      2,793.55      140.31
Leonard M. Spalding, Jr., Trustee            0.00            0.00           0.00          0.00          0.00        0.00
Richard E. Ten Haken, Trustee           14,765.14        9,048.49       2,658.64      4,593.77      2,676.96      134.49
Irving L. Thode, Trustee                14,765.14        9,048.49       2,658.64      4,593.77      2,676.9       134.49

                                                                                                               100% U.S.
                                                      Treasury                                  California      Treasury
                                       Federal          Plus         New York        Tax       Intermediate    Securities
                                        Money          Money         Tax Free        Free        Tax Free     Money Market
                                     Market Fund    Market Fund    Income Fund   Income Fund    Income Fund       Fund
                                     -----------    -----------    -----------   -----------   ------------   ------------
Fergus Reid, III, Trustee             $3,921.97      $10,013.99       $547.05       $421.65       $124.85       $9,881.87
H. Richard Vartabedian, Trustee        3,417.14        8,653.82        479.59        370.09        108.47        8,577.22
William J. Armstrong, Trustee          2,171.59        5,514.80        305.09        235.27         68.67        5,460.25
John R.H. Blum, Trustee                2,407.23        6,086.05        337.94        260.85         76.77        6,038.45
Stuart W. Cragin, Jr. Trustee          2,277.76        5,771.25        319.72        246.70         72.30        5,717.52
Roland R. Eppley, Jr. Trustee          2,277.76        5,771.25        319.72        246.70         72.30        5,717.52
Joseph J. Harkins, Trustee             2,364.57        5,969.62        331.88        256.25         75.30        5,927.39
Sarah E. Jones, Trustee                    0.00            0.00          0.00          0.00          0.00            0.00
W.D. MacCallan, Trustee                2,277.76        5,771.25        319.72        246.70         72.30        5,717.52
W. Perry Neff, Trustee                 2,364.57        5,969.62        331.88        256.25         75.30        5,927.39
Leonard M. Spalding, Jr., Trustee          0.00            0.00          0.00          0.00          0.00            0.00
Richard E. Ten Haken, Trustee          2,277.76        5,771.25        319.72        246.70         72.30        5,717.52
Irving L. Thode, Trustee               2,277.76        5,771.25        319.72        246.70         72.30        5,717.52


                                          Pension or                Total
                                          Retirement             Compensation
                                       Benefits Accrued              From
                                     as Fund Expenses(1)      "Fund Complex"(2)
                                     -------------------      ------------------
Fergus Reid, III, Trustee                   $56,368                $129,500
H. Richard Vartabedian, Trustee              47,622                 102,750
William J. Armstrong, Trustee                38,372                  67,000
John R.H. Blum, Trustee                      41,363                  73,000
Stuart W. Cragin, Jr., Trustee               34,965                  68,500
Roland R. Eppley, Jr., Trustee               53,267                  68,500
Joseph J. Harkins, Trustee                   52,508                  71,500
Sarah E. Jones, Trustee                          --                      --
W.D. MacCallan, Trustee                      66,323                  68,500
W. Perry Neff, Trustee                       66,323                  71,500
Leonard M. Spalding, Jr., Trustee                --                      --
Richard E. Ten Haken, Trustee                31,463                  68,500
Irving L. Thode, Trustee                     41,876                  68,500

----------
(1) Data reflects total benefits accrued by Mutual Fund Group, Mutual Fund Select Group, Capital Growth Portfolio, Growth and Income Portfolio and International Equity Portfolio for the fiscal year ended October 31, 1997 and by the Trust, Mutual Fund Select Trust, and Mutual Fund Variable Annuity Trust for the fiscal year ended August 31, 1997.
(2) Data reflects total compensation earned during the period January 1, 1997 to December 31, 1997 for service as a Trustee to the Trust, Mutual Fund Group, Mutual Fund Variable Annuity Trust, Mutual Select Group, Mutual Fund Select Trust, Capital Growth Portfolio, Growth and Income Portfolio and International Equity Portfolio.

     As of October 31, 1997, the Trustees and officers as a group owned less than 1% of each Fund's outstanding shares, all of which were acquired for investment purposes. For the fiscal year ended August 31, 1997, the Trust paid its disinterested Trustees fees and expenses for all the meetings of the Board and any committees attended in the aggregate amount of approximately $569,995 which amount was then apportioned among the Funds comprising the Trust.

            Chase Vista Funds Retirement Plan for Eligible Trustees

     Effective August 21, 1995, the Trustees also instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of any of the Funds, the advisers, administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by the adviser (collectively, the "Covered Funds"). Each Eligible Trustee is entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to the sum of (i) 8% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any of the Covered Funds and (ii) 4% of the highest annual compensation received from the Covered Funds for each year of Service in excess of 10 years, provided that no Trustee's annual benefit will exceed the highest annual compensation received by that Trustee from the Covered Funds. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee.

     Set forth below in the table are the estimated annual benefits payable to an eligible Trustee upon retirement assuming various compensation and years of service classifications. As of October 31, 1997, the estimated credited years of service for Messrs.Reid, Vartabedian, Armstrong, Blum, Cragin, Eppley, Harkins, Neff, MacCallan, Spalding, TenHaken, Thode and Ms. Jones are 12, 4, 9, 12, 4, 8, 6, 7, 7, 0, 12, 4 and 0, respectively.

                      Highest Annual Compensation Paid by All Vista Funds
              ------------------------------------------------------------------
               $60,000      $80,000      $100,000      $120,000      $140,000
 Years of
 Service      Estimated Annual Benefits Upon Retirement
---------     ------------------------------------------------------------------
     14        $57,600      $76,800       $96,000      $115,200      $134,400
     12         52,800       70,400        88,000       105,600       123,200
     10         48,000       64,000        80,000        96,000       112,000
     8          38,400       51,200        64,000        76,800        89,600
     6          28,800       38,400        48,000        57,600        67,200
     4          19,200       25,600        32,000        38,400        44,800

     Effective August 21, 1995, the Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of any of the Funds, the advisers, administrator or distributor or any of their affiliates) may enter into agreements with the Funds whereby payment of the Trustee's fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are invested in shares of Vista funds selected by the Trustee. The deferred amounts are paid out in a lump sum or over a period of several years as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death.

     Messrs. Eppley, Ten Haken, Thode and Vartabedian have each executed a deferred compensation agreement for the 1997 calendar year and as of October 31, 1997 they had contributed $55,334, $27,669, $49,803, and $83,000, respectively.

     The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

                           Adviser and Sub-Advisers

     Chase acts as investment adviser to the Funds pursuant to an Investment Advisory Agreement, dated as of May 6, 1996 (the "Advisory Agreement"). Subject to such policies as the Board of Trustees may determine, Chase is responsible for investment decisions for the Funds. Pursuant to the terms of the Advisory Agreement, Chase provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds' investments. The advisers continuously provide investment programs and determine from time to time what securities shall be purchased, sold or exchanged and what portion of the Funds' assets shall be held uninvested. The advisers to the Funds furnish, at their own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Funds. The Advisory Agreement for the Funds will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.

     Under the Advisory Agreement, the adviser may utilize the specialized portfolio skills of all its various affiliates, thereby providing the Funds with greater opportunities and flexibility in accessing investment expertise.

     Pursuant to the terms of the Advisory Agreement and the sub-advisers' agreements with the adviser, the adviser and sub-advisers are permitted to render services to others. Each advisory agreement is terminable without penalty by the Trust on behalf of the Funds on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of a Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the adviser or sub-adviser on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The advisory agreements provide that the adviser or sub-adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the respective Fund, except for wilful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

     In the event the operating expenses of the Funds, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to the Funds imposed by the securities laws or regulations thereunder of any state in which the shares of the Funds are qualified for sale, as such limitations may be raised or lowered from time to time, the adviser shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the adviser shall be deducted from the monthly advisory fee otherwise payable with respect to the Funds during such fiscal year; and if such amounts should exceed the monthly fee, the adviser shall pay to a Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

     Under the Advisory Agreement, Chase may delegate a portion of its responsibilities to a sub-adviser. In addition, the Advisory Agreement provides that Chase may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of Chase as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Chase.


     Chase, on behalf of the Funds (other than the Cash Management Fund and the Tax Free Money Market Fund), has entered into an investment sub-advisory agreement dated as of May 6, 1996 with Chase Asset Management, Inc. ("CAM"). Chase Bank of Texas, National Association ("Chase Texas") is the sub-investment adviser to the Cash Management Fund and the Tax Free Money Market Fund pursuant to a separate sub-investment advisory agreement between Chase and TCB dated as of May 6, 1996. With respect to the day- to-day management of the Funds, under the sub-advisory agreements, the sub-advisers make decisions concerning, and place all orders for, purchases and sales of securities and help maintain the records relating to such purchases and sales. The sub-advisers may, in their discretion, provide such services through their own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Company under applicable laws and are under the common control of Chase; provided that (i) all persons, when providing services under the sub-advisory agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of the sub-adviser. This arrangement will not result in the payment of additional fees by the Funds.

     Chase, a wholly-owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company, is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. Also included among the Chase accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios. These accounts have varying investment objectives. Chase is located at 270 Park Avenue, New York, New York 10017.

     CAM is a wholly-owned operating subsidiary of the Adviser. CAM is registered with the Securities and Exchange Commission as an investment adviser and provides discretionary investment advisory services to institutional clients, and the same individuals who serve as portfolio managers for CAM also serve as portfolio managers for Chase. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

     Chase Texas has been in the investment counselling business since 1987 and is ultimately controlled and owned by Chase Manhattan Corporation. Chase Texas renders investment advice to a wide variety of corporations, pension plans, foundations, trusts and individuals. Chase Texas is located at 600 Travis, Houston, Texas 77002.

     In consideration of the services provided by the adviser pursuant to the Advisory Agreement, the adviser is entitled to receive from each Fund an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of such Fund's average daily net assets specified in the relevant Prospectuses. However, the adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis. For its services under its sub-advisory agreement, CAM (or Chase Texas in the case of the Cash Management Fund and the Tax Free Money Market Fund) will be entitled to receive with respect to each such Fund, such compensation, payable by the adviser out of its advisory fee, as is described in the relevent Prospectuses.

     The contractual Advisory and Sub-Advisory fees for the Funds are as follows:




        Fund            Advisory Fee     Sub-Advisory Fee
--------------------    ------------     ----------------
Money Market Funds           0.10%             0.03%
Income Funds                 0.30%             0.15%

     For the fiscal years ended August 31, 1995, August 31, 1996 and August 31, 1997, Chase was paid or accrued the following investment advisory fees with respect to the following Funds, and voluntarily waived the amounts in parentheses following such fees with respect to each such period:

                                      Fiscal Year-        Fiscal Year-        Fiscal Year-
                                         ended               ended               ended
Fund                                    8/31/95             8/31/96             8/31/97
--------------------------------      ------------        ------------        ------------
Tax Free Money Market Fund
 Paid or Accrued                       $ 440,282           $ 602,984           $ 898,976
 Waived                                  none                none                none
New York Tax Free Money
Market Fund
 Paid or Accrued                       $ 381,647           $ 564,728           $ 895,216
 Waived                                  none                none                none
Tax Free Income Fund
 Paid or Accrued                       $ 307,093           $ 286,711           $ 248,543
 Waived                               ($ 287,095)         ($ 222,662)         ($ 124,746)
New York Tax Free Income Fund
 Paid or Accrued                       $ 333,493           $ 328,622           $ 320,945
 Waived                               ($ 219,772)         ($ 105,922)         ($  40,479)
Federal Money Market Fund
 Paid or Accrued                       $ 389,075           $ 590,313           $ 782,294
 Waived                               ($ 118,975)            none                none
Treasury Plus Money Market Fund
 Paid or Accrued                       $  22,663           $ 665,556           $1,983,716
 Waived                                   22,663              65,952             none
Prime Money Market Fund
 Paid or Accrued                       $ 352,679           $1,110,393          $1,595,402
 Waived                                $ 216,306          ($  50,805)            none
California Intermediate
Tax Fee Income Fund
 Paid or Accrued                       $ 102,004           $  92,752           $  79,332
 Waived                               ($ 102,004)         ($  90,335)         ($  66,295)
California Tax Free
Money Market Fund
 Paid or Accrued                       $  55,870           $  48,544           $  44,776
 Waived                               ($  44,112)         ($  37,587)         ($  31,249)
U.S. Government
Money Market Fund
 Paid or Accrued                       $1,440,186          $2,959,311          $5,173,975
 Waived                                  none                none                none

     For the period December 1, 1995 through August 31, 1996, and the fiscal year ended August 31, 1997, Chase was paid or accrued investment advisory fees and voluntarily waived the amount in parentheses, $1,518,404 ($197,536) and $2,010,632, respectively, for the 100% U.S. Treasury Securities Money
Market Fund.

     For the period December 1, 1995 through August 31, 1996, and the fiscal year ended August 31, 1997, Chase was paid or accrued investment advisory fees and voluntarily waived the amount in parentheses, $1,781,610 ($195,420) and $3,165,847, respectively, for the Cash Management Fund.

                                 Administrator

     Pursuant to an Administration Agreement (the "Administration Agreement"), Chase serves as administrator of the Funds. Chase provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. Chase in its capacity as administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

     Under the Administration Agreement Chase is permitted to render administrative services to others. The Administration Agreement will continue in effect from year to year with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of such Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Administration Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Administration Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by Chase on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Administration Agreement also provides that neither Chase nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

     In addition, the Administration Agreement provides that, in the event the operating expenses of any Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, Chase shall reduce its administration fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by Chase shall be deducted from the monthly administration fee otherwise payable to Chase during such fiscal years; and if such amounts should exceed the monthly fee, Chase shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

     In consideration of the services provided by Chase pursuant to the Administration Agreement, Chase receives from each Fund a fee computed daily and paid monthly at an annual rate equal to 0.05% of each Money Market Fund's average daily net assets, and 0.10% of each Income Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year. Chase may voluntarily waive a portion of the fees payable to it with respect to each Fund on a month-to-month basis.

     For the years ended August 31, 1995, August 31, 1996 and August 31, 1997 Chase was paid or accrued administration fees, and voluntarily waived the amounts in parentheses for the following Funds:

                                      Fiscal Year-        Fiscal Year-        Fiscal Year
                                          ended              Ended               ended
                                         8/31/95            8/31/96             8/31/97
                                      ------------        ------------        -----------
Federal Money Market Fund
 Paid or Accrued                        $ 194,538          $ 295,156           $ 391,147
 Waived                                ($  61,243)           none                none
Treasury Plus Money Market Fund
 Paid or Accrued                        $  11,331          $ 332,778           $ 991,858
 Waived                                ($  11,331)        ($  49,071)            none
Prime Money Market Fund
 Paid or Accrued                        $ 176,340          $ 550,477           $ 797,701
 Waived                                ($  88,982)        ($  33,604)            none
California Intermediate
Tax Fee Income Fund
 Paid or Accrued                        $  34,001          $  30,917           $  26,444
 Waived                                ($  34,001)        ($  30,917)         ($  19,912)
California Tax Free
Money Market Fund
 Paid or Accrued                        $  27,935          $  24,272           $  22,388
 Waived                                ($  21,527)        ($  15,097)            none
U.S. Government
Money Market Fund
 Paid or Accrued                        $ 720,093          $1,479,655          $2,586,987
 Waived                                   none               none                none
U.S. Treasury Securities
Money Market Fund
 Paid or Accrued                               --          $ 741,264*          $1,005,316
 Waived                                        --            none                none
Tax Free Money Market Fund
 Paid or Accrued                        $ 220,141          $ 301,492           $ 449,487
 Waived                                   none               none                none
New York Tax Free Money
Market Fund
 Paid or Accrued                        $ 190,823          $ 282,364           $ 447,608
 Waived                                   none               none                none
Tax Free Income Fund
 Paid or Accrued                        $ 102,364          $  95,570           $  82,848
 Waived                                ($  64,572)        ($  52,872)            none
New York Tax Free Income Fund
 Paid or Accrued                        $ 111,164          $ 109,541           $ 106,982
 Waived                                ($  81,265)        ($  17,606)            none
Cash Management Fund
 Paid or Accrued                               --          $ 872,983*          $1,582,924
 Waived                                        --            none                none

----------
*Paid or accrued administrative fees for the period December 1, 1995 through August 31, 1996.

                              Distribution Plans


     The Trust has adopted separate plans of distribution pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") including Distribution Plans on behalf of the Class A and Class B shares of the Tax Free Income Fund and the New York Tax Free Income Fund, the Class B and Class C shares of the Prime Money Market Fund, the shares of the California Intermediate Tax Free Income Fund, the Vista Shares of the Money Market Funds (except the Cash Management
Fund), and the Premier Shares of the U.S. Government Money Market Fund, which provides that each of such classes of such Funds shall pay for distribution services a distribution fee (the "Distribution Fee"), including payments to the Distributor, at annual rates not to exceed the amounts set forth in their respective Prospectuses. There is no distribution plan for the Cash Management Fund. The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. Promotional activities for the sale of each class of shares of each Fund will be conducted generally by the Chase Vista Funds, and activities intended to promote one class of shares of a Fund may also benefit the Fund's other shares and other Chase Vista Funds.


     Class B and Class C shares pay a Distribution Fee of up to 0.75% of average daily net assets. The Distributor currently expects to pay sales commissions to a dealer at the time of sale of Class B shares of the Income Funds of up to 4.00% of the purchase price of the shares sold by such dealer. The Distributor will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because the Distributor will receive a maximum Distribution Fee of 0.75% of average daily net assets with respect to Class B and Class C shares, it will take the Distributor several years to recoup the sales commissions paid to dealers and other sales expenses.

     No class of shares of a Fund will make payments or be liable for any distribution expenses incurred by other classes of shares of such Fund.

     The Institutional Shares of the Money Market Funds have no distribution plan. There is no distribution plan for Premier Shares for any Money Market Fund other than the U.S. Government Money Market Fund.

     Some payments under the Distribution Plans may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average net asset value of Class A shares, 0.25% annualized of the average net asset value of the Class B shares, 0.75% annualized of the average net asset value of Class C shares or 0.25% annualized of the average daily net asset value of the shares of the California Intermediate Tax Free Income Fund maintained in a Fund by such broker-dealers' customers. Trail or maintenance commissions will be paid to broker-dealers beginning the 13th month following the purchase of such shares. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plans. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). With respect to Class B shares of the Income Funds, because of the 0.75% annual limitation on the compensation paid to the Distributor during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B shares in any one year will be accrued and paid by a Fund to the Distributor in fiscal years subsequent thereto. However, the Shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid. In determining whether to purchase Class B shares of the Income Funds, investors should consider that compensation payments could continue until the Distributor has been fully reimbursed for the commissions paid on sales of Class B shares.

     Each class of shares is entitled to exclusive voting rights with respect to matters concerning its Distribution Plan.

     Each Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees"). The continuance of each Distribution Plan was most recently approved on October 13, 1995.

     Each Distribution Plan requires that the Trust shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. Each Distribution Plan further provides that the selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. Each Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or, with respect to a particular Fund, by vote of a majority of the outstanding voting Shares of the class of such Fund to which it applies (as defined in the 1940 Act). Each Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to a Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place.

     For the fiscal year ended August 31, 1997, the Distributor was paid or accrued the following Distribution Fees and voluntarily waived the amounts in parenthesis following such fees with respect to the Shares of each Fund:

                                               Paid/Accrued        Waived
                                               ------------        ------
U.S. Government Money Market Fund
 Vista Shares                                   $2,054,400
 Premier Shares                                 $  905,148
100% Treasury Securities Money Market Fund
 Vista Shares                                   $1,905,353
Treasury Plus Money Market Fund
 Vista Shares                                   $1,503,214
Prime Money Market Fund
 B Shares                                       $   80,931
Federal Money Market Fund
 Vista Shares                                   $  337,875
Tax Free Money Market Fund
 Vista Shares                                   $  586,572
New York Tax Free Money Market Fund
 Vista Shares                                   $  895,216
California Tax Free Money Market Fund           $   44,776
Tax Free Income Fund
 A Shares                                       $  171,088
Tax Free Income Fund
 B Shares                                       $  108,092
New York Tax Free Income Fund
 A Shares                                       $  234,149
New York Tax Free Income Fund
 B Shares                                       $   99,915
California Intermediate Fund                    $   66,110       ($ 39,544)

     With respect to the shares of the following Funds, the Distribution Fees were allocated as follows:

                                                  Printing,                         Advertising
                                                 Postage and         Sales        & Administrative
Fund                                               Handling      Compensation         Filings
---------------------------------------------    -----------     ------------     ----------------
U.S. Government Money Market Fund
 Vista Shares                                      $439,642       $1,259,347          $355,411
 Premier Shares                                     193,702          554,856           156,591
100% Treasury Money Market Fund
 Vista Shares                                       407,746        1,167,981           329,626
Treasury Plus Money Market Fund
 Vista Shares                                       321,688          921,470           260,056
Federal Money Market Fund
 Vista Shares                                        72,305          207,117            58,452
Tax Free Money Market Fund
 Vista Shares                                       121,674          348,535            98,363
New York Tax Free Money Market Fund
 Vista Shares                                       191,576          548,767           154,872
California Tax Free Money Market Fund
 Vista Shares                                         9,582           27,448             7,746
Tax Free Income Fund
 A Shares                                            36,613          104,877            29,598
New York Tax Free Income Fund
 A Shares                                            50,108          143,533            40,508
California Intermediate Tax Free Income Fund
 A Shares                                             5,685           16,285             4,596

     With respect to the Class B shares of the Funds, the Distribution Fee was paid to FEP Capital L.P. for acting as finance agent.

                 Distribution and Sub-Administration Agreement

     The Trust has entered into a Distribution and Sub-Administration Agreement dated August 24, 1995 (prior to such date, the Distributor served the Trust pursuant to a contract dated August 23, 1994 (April 15, 1994 with respect to the Treasury Plus Money Market Fund and Federal Money Market Fund)) (the "Distribution Agreement") with the Distributor, pursuant to which the Distributor acts as the Funds' exclusive underwriter, provides certain administration services and promotes and arranges for the sale of each class of Shares. The Distributor is a wholly-owned subsidiary of BISYS Fund Services, Inc. The Distribution Agreement provides that the Distributor will bear the expenses of printing, distributing and filing prospectuses and statements of additional information and reports used for sales purposes, and of preparing and printing sales literature and advertisements not paid for by the Distribution Plans. The Trust pays for all of the expenses for qualification of the shares of each Fund for sale in connection with the public offering of such shares, and all legal expenses in connection therewith. In addition, pursuant to the Distribution Agreement, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space.

     The Distribution Agreement is currently in effect and will continue in effect with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of such Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

     In the event the operating expenses of any Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, the Distributor shall reduce its sub-administration fee with respect to such Fund (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Distributor shall be deducted from the monthly sub-administration fee otherwise payable with respect to such Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Distributor shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

     In consideration of the sub-administration services provided by the Distributor pursuant to the Distribution Agreement, the Distributor receives an annual fee, payable monthly, of 0.05% of the net assets of each Fund. The Distributor may voluntarily agree to from time to time waive a portion of the fees payable to it under the Distribution Agreement with respect to each Fund on a month-to-month basis. For the fiscal years ended August 31, 1995, August 31, 1996 and August 31, 1997, the Distributor was paid or accrued the following sub-administration fees under the Distribution Agreement, and voluntarily waived the amounts in parentheses following such fees:

                                    Fiscal Year-    Fiscal Year-    Fiscal Year-
                                        Ended           Ended          Ended
                                       8/31/95         8/31/96        8/31/97
                                    ------------    ------------    ------------
Federal Money Market Fund
 Paid or Accrued                      $194,538        $295,156        $391,147
 Waived                                  9,048              --              --
Treasury Plus Money Market Fund
 Paid or Accrued                        11,331         332,778         991,858
 Waived                                 11,331          16,881              --
Prime Money Market Fund
 Paid or Accrued                       176,342         550,477         797,701
 Waived                                     --              --              --
California Intermediate
Tax Fee Income Fund
 Paid or Accrued                        17,001          15,459          13,222
 Waived                                     --              --              --
California Tax Free
Money Market Fund
 Paid or Accrued                        27,935          24,272          22,388
 Waived                                     --              --              --

                                  Fiscal Year-    Fiscal Year-     Fiscal Year-
                                     Ended            Ended            Ended
                                    8/31/95          8/31/96          8/31/97
                                  ------------    ------------     ------------
U.S. Government
Money Market Fund
 Paid or Accrued                    $720,093       $1,479,655       $2,586,987
 Waived                                   --               --               --
100% Treasury Securities
Money Market Fund
 Paid or Accrued                          --          265,361        1,005,316
 Waived                                   --               --               --
Cash Management Fund
 Paid or Accrued                          --          402,255        1,582,924
 Waived                                   --               --               --
Tax Free Money Market Fund
 Paid or Accrued                     220,141          301,492          449,488
 Waived                                   --               --               --
New York Tax Free Money
Market Fund
 Paid or Accrued                     190,823          282,364          447,608
 Waived                                   --               --               --
Tax Free Income Fund
 Paid or Accrued                      51,182           47,785           41,424
 Waived                                   --               --               --
New York Tax Free Income Fund
 Paid or Accrued                      55,582           54,770           53,491
 Waived                                   --               --               --

          Shareholder Servicing Agents, Transfer Agent and Custodian


     The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent to provide certain services including but not limited to the following: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Fund as to which the Shareholder Servicing Agent is so acting and certain other matters pertaining to the Fund; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) quarterly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Fund; receive, tabulate and transmit to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provide such other related services as the Fund or a shareholder may request. Shareholder servicing agents may be required to register pursuant to state securities law. Shareholder Servicing Agents may subcontract with other parties for the provision of shareholder support services.

     Each Shareholder Servicing Agent may voluntarily agree from time to time to waive a portion of the fees payable to it under its Servicing Agreement with respect to each Fund on a month-to-month basis. Fees payable to the Shareholder Servicing Agents (all of which currently are related parties) and the amounts voluntarily waived for the following periods were as follows:


                                    9/1/94                   9/1/95                     9/1/96
                                    through                  through                    through
                                    8/31/95                  8/31/96                    8/31/97
                            ----------------------- ------------------------- ---------------------------
Fund                          payable      waived      payable       waived      payable        waived
--------------------------- ----------- ----------- ------------- ----------- ------------- -------------
U.S. Government
Money Market Fund
 Vista Shares                $816,674    $     --    $3,193,687    $791,007    $7,190,397    $       --
 Premier Shares               684,952          --     2,336,485     194,645     2,262,869            --
100% Treasury
Securities Money
Market Fund
 Vista Shares                      --          --     4,161,761     803,962     6,668,735    $2,256,995
 Premier Shares                    --          --           126          --         7,214         7,214
Cash Management
Fund
 Vista Shares                 348,428    $106,710     4,086,512     143,866     6,991,098       613,426
 Premier Shares               421,596          46       368,896      30,771       997,708        46,586
Treasury Plus
Money Market Fund
 Vista Shares                   n/a         n/a       1,747,171     711,428     5,261,249     1,664,171
 Premier Shares                 2,971       2,971       172,057      21,998       308,459            --
Federal Money Market Fund
 Vista Shares                 354,682     140,653       880,856     584,851     1,182,562       396,234
 Premier Shares               109,180      15,790       455,489      41,636       803,743        61,730
Prime Money Market Fund
 B Shares                      10,080       5,488        25,702      25,702        26,977        17,624
 Premier Shares                82,617      72,534       910,639     214,388     1,148,882       339,705
Tax Free Money
Market Fund
 Vista Shares                 367,259          --     1,029,700     264,273     1,989,537       768,241
 Premier Shares               344,945     131,039       465,133     139,053       323,826            --
N.Y. Tax Free
Money Market Fund             954,117          --     1,976,547     415,903     3,133,258     1,253,304
California Tax Free
Money Market Fund             139,675     139,675       169,905     152,096       156,716       102,864
Tax Free Income Fund
 A Shares                     223,990     179,192       201,911     173,806       171,088       163,770
 B Shares                      31,921          --        37,015          --        36,031            --
N.Y. Tax Free Income Fund
 A Shares                     256,481     205,185       241,773     208,893       234,149       226,909
 B Shares                      21,430          --        32,078          --        33,305            --
California Intermediate
Tax Free Fund                  85,003      85,003        77,293      77,293        66,110        66,110

     There is no Shareholder Servicing Agent, and thus no shareholder servicing fees, for the Institutional Shares of the Money Market Funds.

     Shareholder servicing agents may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Each Shareholder Servicing Agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as Shareholder Servicing Agents.

     For shareholders that bank with Chase, Chase may aggregate investments in the Chase Vista Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain broker-dealers and other Shareholder Servicing Agents may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Chase Vista Funds.

     Chase and/or the Distributor may from time to time, at their own expense out of compensation retained by them from the Fund or other sources available to them, make additional payments to certain selected dealers or other Shareholder Servicing Agents for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares if the Fund held by customers of such Shareholder Servicing Agents. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by Chase and/or the Distributor.



     The Trust has also entered into a Transfer Agency Agreement with DST Systems, Inc. ("DST") pursuant to which DST acts as transfer agent for the Trust. DST's address is 210 West 10th Street, Kansas City, MO 64105.

     Pursuant to a Custodian Agreement, Chase acts as the custodian of the assets of each Fund for which Chase receives such compensation as is from time to time agreed upon by the Trust and Chase. As custodian, Chase provides oversight and record keeping for the assets held in the portfolios of each Fund. Chase also provides fund accounting services for the income, expenses and shares outstanding for the Funds. Chase is located at 3 Metrotech Center, Brooklyn, NY 11245. For additional information, see the Prospectuses.

                            INDEPENDENT ACCOUNTANTS

     The financial statements incorporated herein by reference from the Trust's Annual Reports to Shareholders for the fiscal year ended August 31, 1997, and the related financial highlights which appear in the Prospectuses, have been incorporated herein and included in the Prospectuses in reliance on the reports of Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, independent accountants of the Funds, given on the authority of said firm as experts in accounting and auditing. Price Waterhouse LLP provides the Funds with audit services, tax return preparation and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

                          CERTAIN REGULATORY MATTERS

     Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not pro-hibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in the Prospectus and this Statement of Additional Information without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

     Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of any of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Funds' distributor or affiliates of the distributor. Chase will not invest any Fund assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction my limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by any Fund. Chase has informed the Funds that in making its investment decision, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Trust as custodian, or in the possession of any affiliate of Chase. Shareholders of the Funds should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

                              GENERAL INFORMATION

                                   Expenses

     Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds' custodian for all services to the funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are all allocated to specific classes of the Funds. In addition, the Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

             Description of Shares, Voting Rights and Liabilities

     Mutual Fund Trust is an open-end, management investment company organized as Massachusetts business trust under the laws of the Commonwealth of Massachusetts on February 4, 1994. Because certain of the Funds comprising the Trust are "non-diversified", more than 5% of any of the assets of any such Fund may be invested in the obligations of any single issuer, which may make the value of the shares in such a Fund more susceptible to certain risks than shares of a diversified mutual fund. The fiscal year-end of the Funds in the Trust is August 31.


     The Trust currently consists of 12 series of shares of beneficial interest, par value $.001 per share. With respect to the Money Market Funds and certain of the Income Funds, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class. With respect to shares purchased through a Shareholder Servicing Agent and, in the event written proxy instructions are not received by a Fund or its designated agent prior to a shareholder meeting at which a proxy is to be voted and the shareholder does not attend the meeting in person, the Shareholder Servicing Agent for such shareholder will be authorized pursuant to an applicable agreement with the shareholder to vote the shareholder's outstanding shares in the same proportion as the votes cast by other Fund shareholders represented at the meeting in person or by proxy.

     The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of the Funds' shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-622-4273 to obtain additional information about other classes of shares of the Funds that are offered. Any person entitled to receive compensation for selling or servicing shares of a Fund may receive different levels of compensation with respect to one class of shares over another.

     Shareholders of the Vista Shares, Premier Shares and Institutional Shares of the Money Market Funds bear the fees and expenses described herein and in the Prospectuses. The fees paid by the Vista Shares to the Distributor and Shareholder Servicing Agent under the distribution plans and shareholder servicing arrangements for distribution expenses and shareholder services provided to investors by the Distributor and Shareholder Servicing Agents, absent waivers, generally are more than the respective fees paid under distribution plans and shareholder servicing arrangements adopted for the Premier Shares. The Institutional Shares pay no distribution or Shareholder Servicing fee. As a result, absent waivers, at any given time, the net yield on the Vista Shares will be lower than the yield on the Premier Shares and the yield on the Premier Shares will be lower than the yield on Institutional Shares. Standardized yield quotations will be computed separately for each class of shares of a Fund.

     The Vista Tax Free Income Fund and Vista New York Tax Free Income Fund offer both Class A and Class B shares. The classes of shares have several different attributes relating to sales charges and expenses, as described herein and in the Prospectuses. In addition to such differences, expenses borne by each class of a Fund may differ slightly because of the allocation of other class-specific expenses. For example, a higher transfer agency fee may be imposed on Class B shares than on Class A shares. The relative impact of initial sales charges, contingent deferred sales charges, and ongoing annual expenses will depend on the length of time a share is held.

     The Vista Prime Money Market Fund offers both Class B and Class C shares. The classes of shares have different attributes relating to sales charges and expenses as described in the Prospectus. The relative impact of contingent deferred sales charges will depend upon the length of time a share is held.

     Selected dealers and financial consultants may receive different levels of compensation for selling one particular class of shares rather than another.


     The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.


     Certificates are issued only upon the written request of a shareholder, subject to the policies of the investor's Shareholder Servicing Agent, but the Trust will not issue a stock certificate with respect to shares that may be redeemed through expedited or automated procedures established by a Shareholder Servicing Agent. No certificates are issued for shares of the Money Market Funds or Class B shares of the Income Funds.

     Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Board of Trustees has adopted a code of ethics addressing personal securities transactions by investment personnel and access persons and other related matters. The code has been designated to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the code are generally permitted to engage in personal securities transactions, subject to certain prohibitions, pre-clearance requirements and blackout periods.

                               Principal Holders

     As of November 28, 1997, the following persons owned of record, directly or indirectly, 5% or more of the outstanding shares of the following classes of the following Funds:

CA Tax Free Money Market
Union Bank of Switzerland NY .........       27.21%
Attn: Andrew Fox VP
1345 Avenue of the Americas
New York, NY 10105-0302

Cudd and Company .....................       26.17%
Omnibus Account #1
PTIS Div. Attn: Andrew C. Olson
1211 Avenue of the Americas
35th floor
New York, NY 10036-8701

Client Services ......................       19.59%
Attn: Sevan Marinos
1211 Avenue of the Americas
33rd floor
New York, NY 10036-8701

Saul A. Fox .....................................       8.51%
950 Tower Lane
Suite 1950
Foster City, CA  94404-2131

National Financial Services Corporation .........       8.05%
for the Excel Ben of our Cust
Church Street Station
PO Box 3752
New York, NY 10008-3752

Cash Management Money Market--Institutional

The Chase Manhattan Bank ........................      72.71%
Global Services Omnibus
Attn: Alex Kwong
3 Chase Metro Center
7th Floor
Brooklyn, NY 11245-0001

Cash Management Money Market--Premier Shares
The Chase Manhattan Bank ........................       24.85%
Global Services Omnibus
Attn: Alex Kwong
3 Chase Metro Center
7th Floor
Brooklyn, NY 11245-0001

National Financial Services Corporation .........       23.60%
for the Excel Ben of our Cust
Church Street Station
PO Box 3752
New York, NY 10008-3752

Cudd and Company ................................       11.47%
Omnibus Account #1
PTIS Div.
1211 Avenue of the Americas
35th floor
New York, NY 10036-8701
Cash Management Money Market--Vista Shares

Client Services .................................       11.94%
Attn: Sevan Marinos
1211 Avenue of the Americas
33rd floor
New York, NY 10036-8701

National Financial Services Corporation .........        6.43%
for the Excel Ben of our Cust
Church Street Station
PO Box 3752
New York, NY 10008-3752
Federal Money Market Institutional

Cudd and Company ................................       51.16%
Omnibus Account #1
PTIS Div.
1211 Avenue of the Americas
35th floor
New York, NY 10036-8701

The Chase Manhattan Bank ........................       19.56%
Attn: Deborah Derenzo
4 New York Plaza
9th Floor
New York, NY 10004-2413

Health Management Systems Inc. ..................       10.60%
Attn: Barbara Mounadi
401 Park Avenue
4th Floor
New York, NY 10016-8808

Federal Money Market--Premier Shares

National Financial Services Corporation .........       72.71%
for the Excel Ben of our Cust
Church Street Station
PO Box 3752
New York, NY 10008-3752

Cudd and Company ................................        6.27%
Omnibus Account #1
PTIS Div.
1211 Avenue of the Americas
35th floor
New York, NY 10036-8701

Federal Money Market--Vista Shares

Client Services .................................       27.14%
Attn: Sevan Marinos
1211 Avenue of the Americas
33rd floor
New York, NY 10036-8701

National Financial Services Corporation .........        5.29%
for the Excel Ben of our Cust
Attn: Mike McLaughlin
Church Street Station
PO Box 3908
New York, NY 10008-3752
New York Tax Free Income A

Cudd and Company ................................       16.61%
Custody Division
1211 Avenue of the Americas
35th floor
New York, NY 10036

New York Tax Free Money Market

Client Services .................................       20.08%
Attn: Sevan Marinos
1211 Avenue of the Americas
33rd floor
New York, NY 10036-8701

Cudd and Company ................................       19.83%
C/O Chase Manhattan Bank
PTIS Div.
1211 Avenue of the Americas
35th floor
New York, NY 10036

National Financial Services Corporation .........       17.17%
for the Excel Ben of our Cust
Church Street Station
PO Box 3752
New York, NY 10008-3752

Prime Money Market B Shares

John P. Teets & .................................        6.80%
Robert E. Rymer JT Ten
Holly Hill Farm
320 Country Road 730
Riceville, TN 37370-5726

Prime Money Market--Institutional Shares

The Chase Manhattan Bank ........................       21.66%
Attn: Deborah Derenzo
4 New York Plaza
9th Floor
New York, NY 10004-2413

The Chase Manhattan Bank ........................       10.33%
Global Services Omnibus
Attn: Alex Kwong
3 Chase Metro Center
7th Floor
Brooklyn, NY 11245-0001

Capita Equipment Receivables Trust ..............        8.49%
1996-1 Cash Collateral Account
Chase Manhattan Global Trust
450 West 33rd Street
15th Floor
New York, NY 10001-2603

Merrill Lynch Life Insurance Co .................        7.95%
Attn: Treasury
Merrill Lynch Insurance Group Services
48D4 Deer Lake Drive East
4th Floor
Jacksonville, FL 32246-6484

Prime Money Market Premier Shares
Chase Manhattan Bank NA .......................       57.42%
Attn: Deborah Derenzo
4 New York Plaza
9th Floor
New York, NY 10004-2413

Chase Sallie Mae Education Loan Trust .........       10.56%
Attn: Richard Lorenzen
450 West 33rd Street
15th Floor
New York, NY 10001-2603

ABFS 1997-2 ...................................        8.89%
Chase Manhattan Bank Global Trust
Attn: Conor Waters
450 West 33rd Street
15th Floor
New York, NY 10001-2603

Tax Free Money Market Institutional Shares

Cudd and Company ..............................       30.00%
Omnibus Account #1
PTIS Div.
1211 Avenue of the Americas
35th floor
New York, NY 10036-8701

The Chase Manhattan Bank ......................       15.29%
Global Services Omnibus
Attn: Alex Kwong
3 Chase Metro Center
7th Floor
Brooklyn, NY 11245-0001

Union Bank of Switzerland .....................        8.13%
Branch as Custodian
Attn: Andrew Fox
1345 Avenue of the Americas
New York, NY 10105-0302

CST FBO Benjamin L. & .........................        6.55%
Mary F. Doskocil
5306 Mansfield Road
Arlington, TX 76017-2754

Reese Design LTD ..............................        5.63%
Attn: Michael Krainz
8226 Bee Caves Road
Austin, TX 78746-4909

Tax Free Money Market--Premier Shares
Cudd and Company ................................       36.07%
Omnibus Account #1
PTIS Div.
1211 Avenue of the Americas
35th floor
New York, NY 10036-8701

National Financial Services Corporation .........       18.41%
for the Excel Ben of our Cust
Church Street Station
PO Box 3752
New York, NY 10008-3752

Joel E. Smilow ..................................        5.39%
Joan L. Smilow JTWROS
100 Beachside Avenue
Greens farm, CT 06436

Tax Free Money Market--Vista Shares

Client Services .................................       26.92%
Attn: Sevan Marinos
1211 Avenue of the Americas
33rd floor
New York, NY 10036-8701

Cudd and Company ................................       20.96%
Omnibus Account #1
PTIS Div.
1211 Avenue of the Americas
35th floor
New York, NY 10036-8701

Obie & Co .......................................       10.90%
C/O Texas Commerce Bank
Attn: Stif Unit 17 HCB 98
PO Box 2558
Houston, TX 77552-2558

Treasury Plus Money Market--Vista Shares
Prime Receivables Series 1992-1 .........................       22.19%
Principle Account
Chemical Account
Attn: Dennis Kildea
450 West 33rd Street
15th Floor
New York, NY 10001-2603

Obie & Co ...............................................       18.00%
C/O Texas Commerce Bank
Attn: Stif Unit 17 HCB 98
PO Box 2558
Houston, TX 77552-2558

Client Services .........................................        6.22%
Attn: Sevan Marinos
1211 Avenue of the Americas
33rd floor
New York, NY 10036-8701

Treasury Plus Money Market--Premier Shares

The Chase Manhattan Bank ................................       68.24%
Attn: Deborah Derenzo
4 New York Plaza
9th Floor
New York, NY 10004-2413

CCTC Holdings Inc. / Media One of Delaware Inc. .........        8.20%
Attn: Steven Marrero
450 West 33rd Street
15th Floor
New York, NY 10001-2603

Treasury Plus Money Market--Institutional Shares
The Chase Manhattan Bank .........................       23.57%
Attn: Deborah Derenzo
4 New York Plaza
9th Floor
New York, NY 10004-2413

The Chase Manhattan Bank .........................       13.90%
Global Services Omnibus AC
Attn: Alex Kwong
3 Chase Metro Center
7th Floor
Brooklyn, NY 11245-0001

The Chase Manhattan Bank .........................       12.76%
Global Services Omnibus
Attn: Alex Kwong
3 Chase Metro Center
7th Floor
Brooklyn, NY 11245-0001

Kinetic Concepts Inc .............................       12.03%
Attn: Cash Manager
PO Box 659508
San Antonio, TX 78265-9508

AT & T Capital Corporation .......................        7.42%
Attn: Kathleen Beck ATT Capital Corp
44 Whippany Road
2nd Floor
Morristown, NJ 07960-4558

Obie & Co ........................................        5.15%
C/O Texas Commerce Bank
Attn: Stif Unit 17 HCB 98
PO Box 2558
Houston, TX 77552-2558

US Government Money Market--Vista Shares
Obie & Co .......................................       18.77%
C/O Texas Commerce Bank
Attn: Stif Unit 17 HCB 98
PO Box 2558
Houston, TX 77552-2558

Cudd and Company ................................       11.88%
Omnibus Account #1
PTIS Div.
1211 Avenue of the Americas
35th floor
New York, NY 10036-8701

Client Services .................................       10.37%
Attn: Sevan Marinos
1211 Avenue of the Americas
33rd floor
New York, NY 10036-8701

Obie & Co .......................................        5.76%
C/O Texas Commerce Bank
Attn: Stif Unit 17 HCB 98
PO Box 2558
Houston, TX 77552-2558

US Government Money Market--Premier Shares

The Chase Manhattan Bank ........................       30.26%
Attn: Deborah Derenzo
4 New York Plaza
9th Floor
New York, NY 10004-2413

The Chase Manhattan Bank ........................       16.80%
Global Services Omnibus
Attn: Alex Kwong
3 Chase Metro Center
7th Floor
Brooklyn, NY 11245-0001

Penlin & Co .....................................       14.59%
The Chase Manhattan Bank
Attn: P. Whalen
PO Box 1412
Rochester, NY 14603-1412

National Financial Services Corporation .........        8.90%
for the Excel Ben of our Cust
Church Street Station
PO Box 3752
New York, NY 10008-3752

US Government Money Market--Institutional Shares
The Chase Manhattan Bank .........................       21.35%
Attn: Deborah Derenzo
4 New York Plaza
9th Floor
New York, NY 10004-2413

The Chase Manhattan Bank .........................       13.33%
Global Sec Services Omnibus AC
Attn: Alex Kwong
3 Chase MetroTech Center
7th Floor
Brooklyn, NY 11245-0001

Delaware Economic Development Authority ..........       11.39%
State Street Bank of Conn as debtor
Chase Manhattan Bank Global Trust
Attn: R.J. Halleran
450 West 33rd Street
15th Floor
New York, NY 10001-2603

The Chase Manhattan Bank .........................        9.17%
Global Sec Services Omnibus
Attn: Alex Kwong
3 Chase MetroTech Center
7th Floor
Brooklyn, NY 11245-0001

Obie & Co ........................................        6.77%
C/O Texas Commerce Bank
Attn: Stif Unit 17 HCB 98
PO Box 2558
Houston, TX 77552- 2558

Cudd and Company .................................        5.51%
Omnibus Account #1
PTIS Div.
1211 Avenue of the Americas
35th floor
New York, NY 10036-8701

100% US Securities Money Market Fund--Vista

Client Services ..................................       13.37%
Attn: Sevan Marinos
1211 Avenue of the Americas
33rd floor
New York, NY 10036-8701

100% US Securities Money Market Fund--Premier
The Chase Manhattan Bank ..........................       60.29%
Global Sec Services Omnibus
Attn: Alex Kwong
3 Chase MetroTech Center
7th Floor
Brooklyn, NY 11245-0001

The Breast Cancer Research Foundation .............       19.77%
Attn: J. Krupskas
767 5th Ave
40th Floor
New York, NY 10153-0001

Alexander Katz ....................................       11.11%
499 N. Broadway
White Plains, NY 10603-3242

100% US Securities Money Market Fund--Institutional

Cudd and Company ..................................       28.02%
Omnibus Account #1
PTIS Div.
1211 Avenue of the Americas
35th floor
New York, NY 10036-8701

The Chase Manhattan Bank ..........................       18.48%
Global Sec Services Omnibus
Attn: Alex Kwong
3 Chase MetroTech Center
7th Floor
Brooklyn, NY 11245-0001

Obie & Co .........................................       13.37%
C/O Texas Commerce Bank
Attn: Stif Unit 17 HCB 98
PO Box 2558
Houston, TX 77552-2558

Client Services ...................................        9.58%
Attn: Sevan Marinos
1211 Avenue of the Americas
33rd floor
New York, NY 10036-8701

Spanish Broadcasting Inc. .........................        8.25%
Attn: Jose Garcia
26 West 56th Street
New York, NY 10019-8099

Louisiana Pacific ..................................       5.94%
Attn: Aura Caldas
450 W 33rd Street
15th Floor
New York, NY 10001-2603

AT&T Capital Corp ..................................       5.71%
AT&T Capital Markets
295 N Maple Avenue
Room 713421
Basking Ridge, NJ 07920-1025


                             Financial Statements

     The 1997 Annual Report to Shareholders of each Fund including the reports of independent accountants, financial highlights and financial statements for the fiscal year ended August 31, 1997 contained therein, are incorporated herein by reference.

              Specimen Computations of Offering Prices Per Share

New York Tax Free Income Fund (specimen computations)
Net Asset Value and Redemption Price per Share of Beneficial
 Interest at August 31, 1997 ..........................................  $ 11.80
Maximum Offering Price per Share ($11.80 divided by .955)
 (reduced on purchases of $100,000 or more)............................  $ 12.36
New York Tax Free Income Fund B Shares (specimen computations)
Net Asset Value and Redemption Price per Share of Beneficial
 Interest at August 31, 1997 ..........................................  $ 11.76
Tax Free Income Fund (specimen computations)
Net Asset Value and Redemption Price per Share of Beneficial
 Interest at August 31, 1997 ..........................................  $ 12.32
Maximum Offering Price per Share ($12.32 divided by .955)
 (reduced on purchases of $100,000 or more) ...........................  $ 12.90
Tax Free Income Fund B Shares (specimen computations)
Net Asset Value and Redemption Price per Share of Beneficial
 Interest at August 31, 1997 ..........................................  $ 12.25
California Intermediate Tax Free Income Fund (specimen computations)
Net Asset Value and Redemption Price per Share of Beneficial Interest
 at August 31, 1997 ...................................................  $ 10.07
Maximum Offering Price per Share ($10.07 divided by .955)
 (reduced on purchases of $100,000 or more) ...........................  $ 10.54

     The Shares of the Money Market Funds are offered for sale at Net Asset
Value.

                                  APPENDIX A


                       DESCRIPTION OF CERTAIN OBLIGATIONS
                    ISSUED OR GUARANTEED BY U.S. GOVERNMENT
                         AGENCIES OR INSTRUMENTALITIES

     Federal Farm Credit System Notes and Bonds--are bonds issued by a cooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government. These bonds are not guaranteed by the U.S. Government.

     Maritime Administration Bonds--are bonds issued and provided by the Department of Transportation of the U.S. Government and are guaranteed by the U.S. Government.

     FNMA Bonds--are bonds guaranteed by the Federal National Mortgage Association. These bonds are not guaranteed by the U.S. Government.

     FHA Debentures--are debentures issued by the Federal Housing
Administration of the U.S. Government and are guaranteed by the U.S.
Government.

     FHA Insured Notes--are bonds issued by the Farmers Home Administration of the U.S. Government and are guaranteed by the U.S. Government.

     GNMA Certificates--are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration and therefore guaranteed by the U.S. Government. As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures may result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As the prepayment rate of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. The yield which will be earned on GNMA Certificates may vary form their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates. Principal which is so prepaid will be reinvested, although possibly at a lower rate. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium could result in a loss to a Fund. Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate. If agency securities are purchased at a premium above principal, the premium is not guaranteed by the issuing agency and a decline in the market value to par may result in a loss of the premium, which may be particularly likely in the event of a prepayment. When and if available, U.S. Government obligations may be purchased at a discount from face value.

     FHLMC Certificates and FNMA Certificates--are mortgage-backed bonds issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, respectively, and are guaranteed by the U.S. Government.

     GSA Participation Certificates--are participation certificates issued by the General Services Administration of the U.S. Government and are guaranteed by the U.S. Government.

     New Communities Debentures--are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. Government.

     Public Housing Bonds--are bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

     Penn Central Transportation Certificates--are certificates issued by Penn Central Transportation and guaranteed by the U.S. Government.

     SBA Debentures--are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

     Washington Metropolitan Area Transit Authority Bonds--are bonds issued by the Washington Metropolitan Area Transit Authority. Some of the bonds issued prior to 1993 are guaranteed by the U.S. Government.

     FHLMC Bonds--are bonds issued and guaranteed by the Federal Home Loan Mortgage Corporation. These bonds are not guaranteed by the U.S. Government.

     Federal Home Loan Bank Notes and Bonds--are notes and bonds issued by the Federal Home Loan Bank System and are not guaranteed by the U.S. Government.

     Student Loan Marketing Association ("Sallie Mae") Notes and Bonds--are notes and bonds issued by the Student Loan Marketing Association and are not guaranteed by the U.S. Government.

     D.C. Armory Board Bonds--are bonds issued by the District of Columbia Armory Board and are guaranteed by the U.S. Government.

     Export-Import Bank Certificates--are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the U.S. and are guaranteed by the U.S. Government.

     In the case of securities not backed by the "full faith and credit" of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments.

     Investments may also be made in obligations of U.S. Government agencies or instrumentalities other than those listed above.

                                  APPENDIX B

                           DESCRIPTION OF RATINGS*

     The ratings of Moody's and Standard & Poor's represent their opinions as to the quality of various Municipal Obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

          Description of Moody's four highest municipal bond ratings

     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Description of Moody's three highest ratings of state and municipal notes

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation or commercial paper programs; such ratings will be designated as "VMIG." Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Symbols used are as follows:

     MIG-1/VMIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

     MIG-2/VMIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

----------
* As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

  MIG-3/VMIG-3--Notes bearing this designation are of favorable quality, where all security elements are accounted for but there is lacking the undeniable strength of the preceding grade, liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     Description of Standard & Poor's four highest municipal bond ratings

     AAA--Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A--Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Plus (+) or Minus ( ): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                        Description of Standard & Poor's
             ratings of municipal notes and tax-exempt demand bonds

     A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

     --Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

     --Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

     SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2--Satisfactory capacity to pay principal and interest.

     SP-3--Speculative capacity to pay principal and interest.

     Standard & Poor's assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/B-1+"). For the newer "demand notes," S&P's note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+").

     Description of Standard & Poor's two highest commercial paper ratings

     A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

     B-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

     A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

          Description of Moody's two highest commercial paper ratings

     Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
Prime-1, Prime-2 and Prime-3.

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Description of Fitch's ratings of municipal notes and tax-exempt demand bonds

                             Municipal Bond Ratings

     The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issuer, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's financial strength and credit quality.

     AAA--Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated

AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1.

     A--Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstance than bonds with higher ratings.

     BBB--Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse consequences on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     Plus and minus signs are used by Fitch to indicate the relative position of credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

                              Short-Term Ratings

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2--Good Credit Quality. Issues carrying this rating have satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

     F-3--Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, although near-term adverse changes could cause these securities to be rated below investment grade.

                                  APPENDIX C

                 SPECIAL INVESTMENT CONSIDERATIONS RELATING TO
                        NEW YORK MUNICIPAL OBLIGATIONS

     Some of the significant financial considerations relating to the investments of the New York Intermediate Tax Free Income Fund in New York municipal securities are summarized below. The following information constitutes only a brief summary, does not purport to be a complete description and is largely based on information drawn from official statements relating to securities offerings of New York municipal obligations available as of the date of this Statement of Additional Information. The accuracy and completeness of the information contained in such offering statements has not been independently verified.

                                New York State

     New York State Financing Activities. There are a number of methods by which New York State (the "State") may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the New York State Legislature (the "Legislature") and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. With the exception of general obligation housing bonds (which must be paid in equal annual installments or installments that result in substantially level or declining debt service payments, within 50 years after issuance, commencing no more than three years after issuance), general obligation bonds must be paid in equal annual installments or installments that result in substantially level or declining debt service payments, within 40 years after issuance, beginning not more than one year after issuance of such bonds.

     The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes ("TRANs"), and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued bonds, by issuing bond anticipation notes ("BANs"). TRANs must mature within one year from their dates of issuance and may not be refunded or refinanced beyond such period. BANS may only be issued for the purposes and within the amounts for which bonds may be issued pursuant to voter authorizations. Such BANs must be paid from the proceeds of the sale of bonds in anticipation of which they were issued or from other sources within two years of the date of issuance or, in the case of BANs for housing purposes, within five years of the date of issuance.

     The State may also, pursuant to specific constitutional authorization, directly guarantee certain public authority obligations. The State Constitution provides for the State guarantee of the repayment of certain borrowings for designated projects of the New York State Thruway Authority, the Job Development Authority and the Port Authority of New York and New Jersey. The State has never been called upon to make any direct payments pursuant to such guarantees. The State-guaranteed bonds of the Port Authority of New York and New Jersey were fully retired on December 31, 1996. State-guaranteed bonds issued by the Thruway Authority were fully retired on July 1, 1995.

     In February 1997, the Job Development Authority ("JDA") issued approximately $85 million of State- guaranteed bonds to refinance certain of its outstanding bonds and notes in order to restructure and improve JDA's capital structure. Due to concerns regarding the economic viability of its programs, JDA's loan and loan guarantee activities had been suspended since the Governor took office in 1995. As a result of the structural imbalances in JDA's capital structure, and defaults in its loan portfolio and loan guarantee program incurred between 1991 and 1996, JDA would have experienced a debt service cash flow shortfall had it not completed its recent refinancing. JDA anticipates that it will transact additional refinancings in 1999, 2000 and 2003 to complete its long-term plan of finance and further alleviate cash flow imbalances which are likely to occur in future years. The State does not anticipate that it will be called upon to make any payments pursuant to the State guarantee in the 1997-98 fiscal year. JDA recently resumed its lending activities under a revised set of lending programs and underwriting guidelines.

     Payments of debt service on State general obligation and State-guaranteed bonds and notes are legally enforceable obligations of the State.

     The State employs additional long-term financing mechanisms, lease-purchase and contractual- obligation financing, which involve obligations of public authorities or municipalities that are State-supported but not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the New York Local Government Assistance Corporation ("LGAC") to restructure the way the State makes certain local aid payments.

     The State also participates in the issuance of certificates of participation ("COPs") in a pool of leases entered into by the State's Office of General Services on behalf of several State departments and agencies interested in acquiring operational equipment, or in certain cases, real property. Legislation enacted in 1986 established restrictions upon and centralized State control, through the Comptroller and the Director of the Budget, over the issuance of COPs representing the State's contractual obligation, subject to annual appropriation by the Legislature and availability of money, to make installment or lease-purchase payments for the State's acquisition of such equipment or real property.

     The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees although there can be no assurance that such a default or call will not occur in the future.

     The State also employs moral obligation financing. Moral obligation financing generally involves the issuance of debt by a public authority to finance a revenue-producing project or other activity. The debt is secured by project revenues and statutory provisions requiring the State, subject to appropriation by the Legislature, to make up any deficiencies which may occur in the issuer's debt service reserve fund. There has never been a default on any moral obligation debt of any public authority although there can be no assurance that such a default will not occur in the future.

     The State anticipates that its capital programs will be financed, in part, through borrowings by the State and public authorities in the 1997-98 fiscal year. The State expects to issue $605 million in general obligation bonds (including $140 million for purposes of redeeming outstanding BANs) and $140 million in general obligation commercial paper. The Legislature has also authorized the issuance of up to $311 million in COPs during the State's 1997-98 fiscal year for equipment purchases. The projection of the State regarding its borrowings for the 1997-98 fiscal year may change if circumstances require.

     Borrowings by other public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total $1.9 billion, including costs of issuances, reserve funds, and other costs, net of anticipated refundings and other adjustments for 1997-98 capital projects. Included therein are borrowings by (i) DASNY for the State University of New York ("SUNY"), The City University of New York ("CUNY"), health facilities, and mental health facilities; (ii) the Thruway Authority for the Dedicated Highway and Bridge Trust Fund and Consolidated Highway Improvement Program; (iii) UDC

(doing business as the Empire State Development Corporation) for prison and youth facilities; (iv) the Housing Finance Agency ("HFA") for housing programs; and (v) borrowings by the Environmental Facilities Corporation ("EFC") and other authorities. In addition, in the 1997 legislative session, the Legislature also approved two new authorizations for lease-purchase and contractual obligation financings. An aggregate $425 million was authorized for four public authorities (Thruway Authority, DASNY, UDC and HFA) for the Community Enhancement Facility Program for economic development purposes, including sports facilities, cultural institutions, transportation, infrastructure and other community facility projects. DASNY was also authorized to issue up to $40 million to finance the expansion and improvement of facilities at the Albany County airport.

     In addition to the arrangements described above, State law provides for the creation of State municipal assistance corporations, which are public authorities established to aid financially troubled localities. The Municipal Assistance Corporation for The City of New York ("MAC") was created to provide financing assistance to New York City (the "City"). To enable MAC to pay debt service on its obligations, MAC receives, subject to annual appropriation by the Legislature, receipts from the 4% New York State Sales Tax for the benefit of New York City, the State-imposed stock transfer tax and, subject to certain prior liens, certain local assistance payments otherwise payable to the City. The legislation creating MAC also includes a moral obligation provision. Under its enabling legislation, MAC's authority to issue bonds and notes (other than refunding bonds and notes) expired on December 31, 1984. In 1995, the State created the Municipal Assistance Corporation for the City of Troy ("Troy MAC"). The bonds issued by Troy MAC, however, do not include moral obligation provisions.

     The 1997-1998 State Financial Plan. The State's budget for the State's 1997-98 fiscal year, commencing on April 1, 1997 and ending on March 31, 1998, was enacted by the Legislature on August 4, 1997. The State Financial Plan for the 1997-98 fiscal year (the "State Financial Plan") was formulated on August 11, 1997 and is based on the State's budget as enacted by the Legislature and signed into law by the Governor, as well as actual results for the first quarter of the current fiscal year. The State Financial Plan is updated in October and January. The State Financial Plan currently is projected to be balanced on a cash basis; however there can be no assurance that the State Financial Plan will continue to be in balance. Total General Fund receipts and transfers from other funds are projected to be $35.09 billion, while total General Fund disbursements and transfers to other funds are projected to be $34.60 billion. After adjustments for comparability, the adopted 1997-98 budget projects a year-over-year increase in General Fund disbursements of 5.2 percent. As compared to the Governor's proposed budget as revised in February 1997, the State's adopted budget for 1997-98 increases General Fund spending by $1.70 billion, primarily from increases for local assistance ($1.3 billion). Resources used to fund these additional expenditures include $540 million in increased revenues projected for 1997-98, increased resources produced in the 1996-1997 fiscal year that will be utilized in 1997- 1998, reestimates of social service, fringe benefit and other spending, and certain non-recurring resources.

     The State Financial Plan includes actions that will have an effect on the budget outlook for State fiscal year 1997-98 and beyond. The State Division of the Budget ("DOB") estimates that the 1997-98 State Financial Plan contains actions that provide non-recurring resources or savings totaling approximately $270 million. These include the use of $200 million in federal reimbursement funds available from retroactive social service claims approved by the federal government in April 1997. The balance is composed of various other actions, primarily the transfer of unused special revenue fund balances to the General Fund.

     The State closed projected budget gaps of $5.0 billion, $3.9 billion and $2.3 billion for its 1995-96 through 1997-98 fiscal years, respectively. The 1998-99 gap was projected at $1.68 billion, in the outyear projections submitted to the legislature in February 1997. As a result of changes made in the enacted budget, that gap is now expected to be about the same or smaller than the amount previously projected, after application of the $530 million reserve for future needs. The expected gap is smaller than the three previous budget gaps closed by the State.

     The outyear projection will be impacted by a variety of factors. Certain actions taken in the State's 1997-98 fiscal year, such as medicaid and welfare reforms, are expected to provide recurring savings in future fiscal years. Continued controls on State agency spending will also provide recurring savings. The availability of $530 million in reserves created as a part of the 1997-98 adopted budget and included in the State Financial Plan is expected to benefit the 1998-99 fiscal year. Sustained growth in the State's economy and continued declines in welfare case load and health care costs would also produce additional savings in the State Financial Plan. Finally, various federal actions, including the potential benefit effect on State tax receipts from changes to the federal tax treatment of capital gains, would potentially provide significant benefits to the State over the next several years.

     In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, actions of the federal government and other factors have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

     Uncertainties with regard to the economy, as well as the outcome of certain litigation now pending against the State, could produce adverse effects on the State's projections of receipts and disbursements. For example, changes to current levels of interest rates or deteriorating world economic conditions could have an adverse effect on the State economy and produce results in the current fiscal year that are worse than predicted. Similarly, adverse judgments in legal proceedings against the State could exceed amounts reserved in the 1996-97 Financial Plan for payment of such judgments and produce additional unbudgeted costs to the State.

     In recent years, the State has failed to adopt a budget prior to the beginning of its fiscal year. A delay in the adoption of the State's budget beyond the statutory April 1 deadline could delay the projected receipt by the City of State aid, and there can be no assurance that State budgets in future fiscal years will be adopted by the April 1 statutory deadline.

     The following discussion summarizes the State Financial Plan and recent fiscal years with particular emphasis on the State's General Fund. Pursuant to statute, the State updates the financial plan at least on a quarterly basis. Due to changing economic conditions and information, public statements or reports may be released by the Governor, members of the Legislature, and their respective staffs, as well as others involved in the budget process from time to time. Those statements or reports may contain predictions, projections or other items of information relating to the State's financial condition, including potential operating results for the current fiscal year and projected baseline gaps for future fiscal years, that may vary materially and adversely from the information provided herein.

     The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 1997-98 fiscal year, the General Fund is expected by the State to account for approximately 48 percent of total governmental-funds disbursements and 71 percent of total State Funds disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

     The General Fund is currently projected to be balanced on a cash basis for the 1997-98 fiscal year; however there can be no assurance that the General Fund will remain balanced for the entire fiscal year. Total receipts are projected to be $35.09 billion, an increase of $2 billion over total receipts in the prior fiscal year. Total General Fund disbursements are projected to be $34.60 billion, an increase of $2.05 billion over the total amount disbursed and transferred in the prior fiscal year.

     In addition to the General Fund, the State Financial Plan includes Special Revenue Funds, Capital Projects Funds and Debt Service Funds.

     Special Revenue Funds are used to account for the proceeds of specific revenue sources such as Federal grants that are legally restricted, either by the Legislature or outside parties, to expenditures for specified purposes. Although activity in this fund type is expected to comprise more than 42 percent of total governmental funds receipts and disbursements in the 1997-98 fiscal year, about three-quarters of that activity relates to Federally-funded programs.

     Projected receipts in this fund type total $28.22 billion, an increase of $2.51 billion over the prior year. Projected disbursements in this fund type total $28.45 billion, an increase of $2.43 billion over 1996-97 levels. Disbursements from Federal funds, primarily the Federal share of Medicaid and other social services programs, are projected to total $21.19 billion in the 1997-98 fiscal year. Remaining projected spending of $7.26 billion primarily reflects aid to SUNY supported by tuition and dormitory fees, education aid funded from lottery receipts, operating aid payments to the Metropolitan Transportation Authority (the "MTA") funded from the proceeds of dedicated transportation taxes, and costs of a variety of self-supporting programs which deliver services financed by user fees.

     Capital Projects Funds account for the financial resources used for the acquisition, construction, or rehabilitation of major State capital facilities and for capital assistance grants to certain local governments or public authorities. This fund type consists of the Capital Projects Fund, which is supported by tax dollars transferred from the General Fund, and various other capital funds established to distinguish specific capital construction purposes supported by other revenues. In the 1997-98 fiscal year, activity in these funds is expected to comprise 5 percent of total governmental receipts and disbursements.

     Total receipts in this fund type are projected at $3.30 billion. Bond and note proceeds are expected to provide $605 million in other financing sources. Disbursements from this fund type are projected to be $3.70 billion, a decrease of $154 million (4.3 percent) over prior-year levels. The Dedicated Highway and Bridge Trust Fund is the single largest dedicated fund, comprising an estimated $982 million (27 percent) of the activity in this fund type. Total spending for capital projects will be financed through a combination of sources: federal grants (29 percent), public authority bond proceeds (31 percent), general obligation bond proceeds (15 percent), and pay-as-you-go revenues (25 percent).

     Debt Service Funds are used to account for the payment of principal of, and interest on, long-term debt of the State and to meet commitments under lease-purchase and other contractual-obligation financing arrangements. This fund is expected to comprise 4 percent of total governmental fund receipts and disbursements in the 1997-98 fiscal year. Receipts in these funds in excess of debt service requirements are transferred to the General Fund and Special Revenue Funds, pursuant to law.

     The Debt Service Fund type consists of the General Debt Service Fund, which is supported primarily by tax dollars transferred from the General Fund, and other funds established to accumulate moneys for the payment of debt service. In the 1997-98 fiscal year, total disbursements in this fund type are projected at $3.17 billion, an increase of $64 million or 25 percent, most of which is explained by increases in the General Fund transfer. The projected transfer from the General Fund of $2.07 billion is expected to finance 65 percent of these payments.

     Prior Fiscal years. A narrative description of cash-basis results in the General Fund is presented below for the prior three fiscal years.

     New York State's financial operations have improved during recent fiscal years. During the period 1989-90 through 1991-92, the State incurred General Fund operating deficits that were closed with receipts from the issuance of TRANs. A national recession, followed by the lingering economic slowdown in the New York and regional economy, resulted in repeated shortfalls in receipts and three budget deficits during those years. During its last five fiscal years, however, the State has recorded balanced budgets on a cash basis, with positive fund balances as described below. There can be no assurance, however, that such trends will continued.

     Fiscal year 1996-97. The State ended its 1996-97 fiscal year on March 31, 1997 in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $1.4 billion. The cash surplus was derived primarily from higher-than-expected revenues and lower-than-expected spending for social services programs. The Governor in his Executive Budget applied $1.05 billion of the cash surplus amount to finance the 1997-98 Financial Plan, and the additional $373 million is available for use in financing the 1997-98 Financial Plan when enacted by the State Legislature.

     The General Fund closing fund balance was $433 million. Of that amount, $317 million was in the TSRF, after a required deposit of $15 million and an additional deposit of $65 million in 1996-97. The TSRF can be used in the event of any future General Fund deficit, as provided under the State Constitution and State Finance Law. In addition, $41 million remains on deposit in the CRF. This fund assists the State in financing any extraordinary litigation costs during the fiscal year. The remaining $75 million reflects amounts on deposit in the Community Projects Fund. This fund was created to fund certain legislative initiatives. The General Fund closing fund balance does not include $1.86 billion in the tax refund reserve account, of which $521 million was made available as a result of the Local Government Assistance Corporation ("LGAC") financing program and was required to be on deposit as of March 31, 1997.

     General Fund receipts and transfers from other funds for the 1996-97 fiscal year totaled $33.04 billion, an increase of 0.7 percent from the previous fiscal year (excluding deposits into the tax refund reserve account). General Fund disbursements and transfers to other funds totaled $32.90 billion for the 1996-97 fiscal year, an increase of 0.7 percent from the 1995-96 fiscal year.

     Fiscal Year 1995-96. The State ended its 1995-96 fiscal year on March 31, 1996 with a General Fund cash surplus. The DOB reported that revenues exceeded projections by $270 million, while spending for social service programs was lower than forecast by $120 million and all other spending was lower by $55 million. From the resulting benefit of $445 million, a $65 million voluntary deposit was made into the TSRF, and $380 million was used to reduce 1996-97 Financial Plan liabilities by accelerating 1996-97 payments, deferring 1995-96 revenues, and making a deposit to the tax refund reserve account.

     The General Fund closing fund balance was $287 million, an increase of $129 million from 1994-95 levels. The $129 million change in fund balance is attributable to the $65 million voluntary deposit to the TSRF, a $15 million required deposit to the TSRF, a $40 million deposit to the CRF, and a $9 million deposit to the Revenue Accumulation Fund. The closing fund balance includes $237 million on deposit in the TSRF, to be used in the event of any future General Fund deficit as provided under the State Constitution and State Finance Law. In addition, $41 million is on deposit in the CRF. The CRF was established in State fiscal year 1993-94 to assist the State in financing the costs of extraordinary litigation. The remaining $9 million reflects amounts on deposit in the Revenue Accumulation Fund. This fund was created to hold certain tax receipts temporarily before their deposit to other accounts. In addition, $678 million was on deposit in the tax refund reserve account, of which $521 million was necessary to complete the restructuring of the State's cash flow under the LGAC program.

     General Fund receipts totaled $32.81 billion, a decrease of 1.1 percent from 1994-95 levels. This decrease reflects the impact of tax reductions enacted and effective in both 1994 and 1995. General Fund disbursements totaled $32.68 billion for the 1995-96 fiscal year, a decrease of
2.2 percent from 1994-95 levels. Mid-year spending reductions, taken as part of a management review undertaken in October at the direction of the Governor, yielded savings from Medicaid utilization controls, office space consolidation, overtime and contractual expense reductions, and statewide productivity improvements achieved by State agencies.

     Fiscal Year 1994-95. The State ended its 1994-95 fiscal year with the General Fund in balance. The $241 million decline in the fund balance reflects the planned use of $264 million from the CRF, partially offset by the required deposit of $23 million to the TSRF. In addition, $278 million was on deposit in the tax refund reserve account, $250 million of which was deposited to continue the process of restructuring the State's cash flow as part of the LGAC program. The closing fund balance of $158 million reflects $157 million in the TSRF and $1 million in the CRF.

     General Fund receipts totaled $33.16 billion, an increase of 2.9 percent from 1993-94 levels. General Fund disbursements totaled $33.40 billion for the 1994-95 fiscal year, an increase of 4.7 percent from the previous fiscal year. The increase in disbursements was primarily the result of one-time litigation costs for the State, funded by the use of the CRF, offset by $188 million in spending reductions initiated in January 1995 to avert a potential gap in the 1994-95 State Financial Plan. These actions included savings from a hiring freeze, halting the development of certain services, and the suspension of non-essential capital projects.

     Other Funds. Activity in the three other governmental funds has remained relatively stable over the last three fiscal years, with federally-funded programs comprising approximately two-thirds of these funds. The most significant change in the structure of these funds has been the redirection of a portion of transportation-related revenues from the General Fund to two new dedicated funds in the Special Revenue and Capital Projects fund types. These revenues are used to support the capital programs of the Department of Transportation and the MTA.

     In the Special Revenue Funds, disbursements increased from $24.38 billion to $26.02 billion over the last three years, primarily as a result of increased costs for the federal share of Medicaid. Other activity reflected dedication of taxes to a new fund for mass transportation, new lottery games, and new fees for criminal justice programs.

     Disbursements in the Capital Projects Funds declined from $3.62 billion to $3.54 billion over the last three years, as spending for miscellaneous capital programs decreased, partially offset by increases for mental hygiene, health and environmental programs. The composition of this fund type's receipts also changed as the dedicated transportation taxes began to be deposited, general obligation bond proceeds declined substantially, federal grants remained stable, and reimbursements from public authority bonds (primarily transportation related) increased. The increase in the negative fund balance in 1994-95 resulted from delays in reimbursements caused by delays in the timing of public authority bond sales.

     Activity in the Debt Service Funds reflected increased use of bonds during the three-year period for improvements to the State's capital facilities and the continued implementation of the LGAC fiscal reform program. The increases were moderated by the refunding savings achieved by the State over the last several years using strict present value savings criteria. The growth in LGAC debt service was offset by reduced short-term borrowing costs reflected in the General Fund.

     State Financial Plan Considerations. The economic and financial condition of the State may be affected by various financial, social, economic and political factors. These factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. For example, various proposals relating to federal tax and spending policies that are currently being publicly discussed and debated could, if enacted, have a significant impact on the State's financial condition in the current and future fiscal years. Because of the uncertainty and unpredictability of the changes, their impact cannot, as a practical matter, be included in the assumptions underlying the State's projections at this time.

     The State Financial Plan is based upon forecasts of national and State economic activity developed through both internal analysis and review of State and national economic forecasts prepared by commercial forecasting services and other public and private forecasters. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, federal fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

     Projections of total State receipts in the State Financial Plan are based on the State tax structure in effect during the fiscal year and on assumptions relating to basic economic factors and their historical relationships to State tax receipts. In preparing projections of State receipts, economic forecasts relating to personal income, wages, consumption, profits and employment have been particularly important. The projection of receipts from most tax or revenue sources is generally made by estimating the change in yield of such tax or revenue source caused by economic and other factors, rather than by estimating the total yield of such tax or revenue source from its estimated tax base. The forecasting methodology, however, ensures that State fiscal year estimates for taxes that are based on a computation of annual liability, such as the business and personal income taxes, are consistent with estimates of total liability under such taxes.

     Projections of total State disbursements are based on assumptions relating to economic and demographic factors, levels of disbursements for various services provided by local governments (where the cost is partially reimbursed by the State), and the results of various administrative and statutory mechanisms in controlling disbursements for State operations. Factors that may affect the level of disbursements in the fiscal year include uncertainties relating to the economy of the nation and the State, the policies of the federal government, and changes in the demand for and use of State services.

     The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth in this Annual Information Statement. In the past, the State has taken management actions and made use of internal sources to address potential State Financial Plan shortfalls, and DOB believes it could take similar actions should variances occur in its projections for the current fiscal year.

     In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, actions of the federal government and other factors, have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

     The State Financial Plan is based upon a July 1997 projection by DOB of national and State economic activity. The information below summarizes the national and State economic situation and outlook upon which projections of receipts and certain disbursements were made for the 1997-98 Financial Plan.

     On August 22, 1996 the President signed the Personal Responsibility and Work Opportunity Reconciliation Act of 1996 (the "1996 Welfare Act"). This new law made significant changes to welfare and other benefit programs. Major changes included conversion of AFDC into the TANF block grant to states, new work requirements and durational limits on recipients of TANF, and limits on assistance provided to immigrants. City expenditures as a result of welfare reform are estimated in the Financial Plan at $49 million in fiscal year 1998, $45 million in fiscal year 1999, $38 million in fiscal year 2000 and $44 million in fiscal year 2001. In addition, the City's naturalization initiative, CITIZENSHIP NYC, will assist immigrants made ineligible under Federal law to regain eligibility for benefits, by helping them through the application process for citizenship. The Financial Plan assumes that 75% of those immigrants who otherwise would have lost benefits will become citizens, resulting in projected savings to the City in public assistance expenditures of $6 million in fiscal year 1999, $24 million in fiscal year 2000 and $25 million in fiscal year 2001. Federal legislation enacted August 5, 1997, reinstated eligibility for even more immigrants currently on the rolls than projected. The outyear estimates made by OMB are preliminary and depend on a variety of factors, which are impossible to predict, including the implementation of workfare and child care programs modified by newly enacted State law, the impact of possible litigation challenging the law, and the impact of adverse economic developments on welfare and other benefit programs. In accordance with the Federal welfare reform law, the Governor submitted a State plan to the Federal government and such plan was deemed complete as of December 2, 1996. New York State's welfare reform, bringing the State into compliance with the 1996 Welfare Act and making changes to the Home Relief program, was signed into law on August 20, 1997. The Governor submitted an amended State plan to the Federal government, reflecting these changes, on September 20, 1997. Implementation of the changes at the State level will in part determine the possible costs or savings to the City. it is expected that OMB's preliminary estimates of potential costs will change, based on new policies to be developed by the State and City with respect to benefits no longer funded as Federal entitlements.

     The Governor is required to submit a balanced budget to the State Legislature and has indicated that he will close any potential imbalance in the State Financial Plan primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions. It is expected by the State DOB that the State Financial Plan will reflect a continuing strategy of substantially reduced State spending, including agency consolidations, reductions in the State workforce, and efficiency and productivity initiatives. The division of the Budget intends to update the State Financial Plan and provide an update to the Annual Information Statement upon release of the 1997-98 Executive Budget.

     U.S. Economy. The national economy has resumed a more robust rate of growth after a "soft landing" in 1995, with approximately 14 million jobs added nationally since early 1992. The State economy has continued to expand, but growth remains somewhat slower than in the nation. Although the State has added approximately 300,000 jobs since late 1992, employment growth in the State has bee hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense, and banking industries. Government downsizing has also moderated these job gains.

     DOB forecasts that national economic growth will be quite strong in the first half of calendar 1997, but will moderate considerably as the year progresses. The overall growth rate of the national economy for calendar year 1997 is expected to be practically identical to the consensus forecast of a widely followed survey of national economic forecasters. Growth in real Gross Domestic Product for 1997 is projected to be 3.6 percent, with an anticipated decline in net exports and continued restraint in Federal spending more than offset by increases in consumption and investment. Inflation, as measured by the Consumer Price Index, is projected to remain subdued at about 2.6 percent due to improved productivity and foreign competition. Personal income and wages are projected to increase by 6.0 percent and 6.7 percent respectively.

     New York Economy. The forecast of the State's economy shows moderate expansion during the first half of calendar 1997 with the trend continuing through the year. Although industries that export goods and services are expected to continue to do well, growth is expected to be moderated by tight fiscal constraints on the health care and social services industries.

     The forecast for continued growth, and any resultant impact on the State's 1997-98 Financial Plan, contains some uncertainties. Stronger-than-expected gains in employment could lead to a significant improvement in consumer spending. Investments could also remain robust. Conversely, hints of accelerating inflation or fears of excessively rapid economic growth could create upward pressures on interest rates. In addition, the State economic forecast could over- or underestimate the level of future bonus payments or inflation growth, resulting in forecasted average wage growth that could differ significantly form actual growth. Similarly, the State forecast could fail to correctly account for declines in banking employment and the direction of employment change that is likely to accompany telecommunications and energy deregulation.

     New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. The following paragraphs summarize the state of major sectors of the New York economy:

          Services: The services sector, which includes entertainment, personal services, such as health care and auto repairs, and business-related services, such as information processing, law and accounting, is the State's leading economic sector. The services sector accounts for more than three of every ten nonagricultural jobs in New York and has a noticeably higher proportion of total jobs than does the rest of the nation.

          Manufacturing: Manufacturing employment continues to decline in importance in New York, as in most other states, and New York's economy is less reliant on this sector than is the nation. The principal manufacturing industries in recent years produced printing and publishing materials, instruments and related products, machinery, apparel and finished fabric products, electronic and other electric equipment, food and related products, chemicals and allied products, and fabricated metal products.

          Trade: Wholesale and retail trade is the second largest sector in terms of nonagricultural jobs in New York but is considerably smaller when measured by income share. Trade consists of wholesale businesses and retail businesses, such as department stores and eating and drinking establishments.

          Finance, Insurance and Real Estate: New York City is the nation's leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes over one-sixth of all nonfarm labor and proprietors' income.

          Agriculture: Farming is an important part of the economy of large regions of the State, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, apples and other fruits, and fresh vegetables. New York ranks among the nation's leaders in the production of these commodities.

          Government: Federal, State and local government together are the third largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total state and local government employment.

     Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries. The State's finance, insurance, and real estate share, as measured by income, is particularly large relative to the nation. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected during a recession that is concentrated in the service-producing sector.

     In the calendar years 1987 through 1996, the State's rate of economic growth was somewhat slower than that of the nation. In particular, during the 1990-91 recession and post-recession period, the economy of the State, and that of the rest of the Northeast, was more heavily damaged than that of the nation as a whole and has been slower to recover. The total employment growth rate in the State has been below the national average since 1987. The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991; since then, it has been higher. According to data published by the US Bureau of Economic Analysis, total personal income in the State has risen more slowly than the national average since 1988.

     State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because the City is a regional employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.

     Financial Plan Update. The State is required to issue Financial Plan updates to the cash-basis State Financial Plan in July, October, and January, respectively. These quarterly updates reflect analysis of actual receipts and disbursements for each respective period and revised estimates of receipts and disbursements for the then current fiscal year. The First Quarter Update was incorporated into the cash-basis State Financial Plan of August 15, 1997 (the "August Financial Plan").

     The State issued its first update to the cash-basis 1997-98 State Financial Plan (the "Mid-Year Update") on October 30, 1997. No revisions were made to the estimates of receipts and disbursements based on the current economic forecasts for both the nation and the State. The Mid-Year Update continues to reflect a balanced 1997-98 State Financial Plan, with a projected General Fund reserve for future needs of $530 million. This projected surplus is now considered to be at the low end of the range of possible outcomes for the 1997-98 fiscal year.

     The forecast of the State economy also remains unchanged from the one formulated with the August Financial Plan. Steady growth was projected to continue through the second half of 1997. Personal income was projected to increase by 6.1 percent in 1997 and 4.5 percent in 1998, reflecting projected wage growth fueled in part by financial sector bonus payments. The forecast projected employment increases of 1.4 percent in 1997 and 1.0 percent in 1998.

     The projected 1997-98 closing fund balance in the General Fund of $927 million reflects a reserve for future needs of $530 million, a balance of $332 million in the Tax Stabilization Reserve Fund (following a payment of $15 million during the current fiscal year) and a balance of $65 million in the Contingency Reserve Fund (following a deposit of $24 million during the current fiscal year). These two reserves remain available to help offset potential risks to the Financial Plan. Based upon experience to date, it is likely that the closing fund balance will be larger, providing additional resources for the 1998-99 fiscal year.

     All governmental funds receipts and disbursements are also unchanged. The projected closing fund balance for all governmental funds remains $1.43 billion. The annual increase in spending for all governmental funds remains approximately 7 percent. Total projected receipts in all governmental funds (excluding transfers) are approximately $67.31 billion. All funds disbursements (excluding transfers) are $67.37 billion. Total net other financing sources across all governmental funds are projected at $505 million.

     On September 11, 1997, the State Comptroller released a report entitled "The 1997-98 Budget: Fiscal Review and Analysis" in which he identified several risks to the State Financial Plan and estimated that the

State faces a potential imbalance in receipts and disbursements of approximately $1.5 billion for the State's 1998-99 fiscal year and approximately $3.4 billion for the State's 1999-00 fiscal year. The 1998-99 fiscal year estimate by the State Comptroller is within the range discussed by the Division of the Budget in the section entitled "Outyear Projections of Receipts and Disbursements" in the Annual Information Statement of August 15, 1997. Any increase in the 1997-98 reserve for future needs would reduce this imbalance further and, based upon results to date, such an outcome is considered possible. In addition, the Comptroller identified risks in future years from an economic slowdown and from spending and revenue actions enacted as a part of the 1997-98 budget that will add pressure to future budget balance. The Governor is required to submit a balanced budget each year to the State Legislature.

     On August 11, 1997 President Clinton exercised his line item veto powers to cancel a provision in the Federal Balanced Budget Act of 1997 that would have deemed New York State's health care provider taxes to be approved by the federal government. New York and several other states have used hospital rate assessments and other provider tax mechanisms to finance various Medicaid and health insurance programs since the early 1980s. The State's process of taxation and redistribution of health care dollars was sanctioned by federal legislation in 1987 and 1991. However, the federal Health Care Financing Administration (HCFA) regulations governing the use of provider taxes require the State to seek waivers from HCFA that would grant explicit approval of the provider taxing system now in place. The State filed the majority of these waivers with HCFA in 1995 but has yet to receive final approval.

     The Balanced Budget Act of 1997 provision passed by Congress was intended to rectify the uncertainty created by continued inaction on the State's waiver requests. A federal disallowance of the State's provider tax system could jeopardize up to $2.6 billion in Medicaid reimbursement received through December 31, 1998. The President's veto message valued any potential disallowance at $200 million. The 1997-98 Financial Plan does not anticipate any provider tax disallowance.

     On October 9, 1997 the President offered a corrective amendment to the HCFA regulations governing such taxes. The Governor has stated that this proposal does not appear to address all of the State's concerns, and negotiations are ongoing between the State and HCFA. In addition, the City of New York and other affected parties in the health care industry have filed a lawsuit challenging the constitutionality of the President's line item veto.

     On July 31, 1997, the New York State Tax Appeals Tribunal delivered a decision involving the computation of itemized deductions and personal income taxes of certain high income taxpayers. By law, the State cannot appeal the Tribunal's decision. The decision will lower income tax liability attributable to such taxpayers for the 1997 and earlier open tax years, as well as on a prospective basis.

     Ratings Agencies. On August 28, 1997, Standard & Poor's ("S&P") revised its ratings on the State's general obligation bonds to A from A-, and, in addition, revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. S&P rated the State's general obligation bonds AA- from August 1987 to March 1990 and A+ from November 1982 to August 1987. In March 1990, S&P lowered its rating of all of the State's general obligation bonds from AA- to A. On January 13, 1992, S&P lowered its rating on the State's general obligation bonds from A to A-, and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On April 26, 1993 S&P revised the rating outlook assessment to stable. On February 14, 1994, S&P revised its outlook on the State's general obligation bonds to positive and, on August 5, 1996, confirmed its A- rating.

     On February 10, 1997, Moody's confirmed its A2 rating on the State's general obligation long-term indebtedness. On June 6, 1990, Moody's changed its ratings on all of the State's outstanding general obligation bonds from A1 to A, the rating having been A1 since May 27, 1986. On November 12, 1990, Moody's confirmed the A rating. On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1.

     Authorities. The fiscal stability of the State is related in part to the fiscal stability of its public authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially adversely affected, if any of its public authorities were to default on their respective obligations. As of September 30, 1996 there were 17 public authorities that had outstanding debt of $100 million or more each, and the aggregate outstanding debt, including refunding bonds, of all state public authorities was $75.4 billion.

     There are numerous public authorities, with various responsibilities, including those which finance, construct and/or operate revenue producing public facilities. Public authority operating expenses and debt service costs are generally paid by revenues generated by the projects financed or operated, such as tolls charged for the use of highways, bridges or tunnels, rentals charged for housing units, and charges for occupancy at medical care facilities.

     In addition, State legislation authorizes several financing techniques for public authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, if local assistance payments are so diverted, the affected localities could seek additional State assistance.

     Some authorities also receive monies from State appropriations to pay for the operating costs of certain of their programs. As described below, the MTA receives the bulk of this money in order to carry out mass transit and commuter services.

     The State's experience has been that if an Authority suffers serious financial difficulties, both the ability of the State and the Authorities to obtain financing in the public credit markets and the market price of the State's outstanding bonds and notes may be adversely affected. The New York State HFA, the New York State Urban Development Corporation and certain other Authorities have in the past required and continue to require substantial amounts of assistance from the State to meet debt service costs or to pay operating expenses. Further assistance, possibly in increasing amounts, may be required for these, or other, Authorities in the future. In addition, certain other statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

     Metropolitan Transportation Authority. The MTA oversees the operation of the City's subway and bus lines by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). The MTA operates certain commuter rail and bus lines in the New York Metropolitan area through MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended, and will continue to depend for operating support upon a system of State, local government and TBTA support, and, to the extent available, Federal operating assistance, including loans, grants and operating subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

     Since 1980, the State has enacted several taxes--including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1 percent regional sales and use tax--that provide revenues for mass transit purposes, including assistance to the MTA. In addition, since 1987, State law has required that the proceeds of a one quarter of 1% mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. Further, in 1993 the State dedicated a portion of the State petroleum business tax to fund operating or capital assistance to the MTA. For the 1997-98 fiscal year, total State assistance to the MTA is projected to total approximately $1.2 billion, an increase of $76 million over the 1996-97 fiscal year.

     State legislation accompanying the 1996-97 adopted State budget authorized the MTA, TBTA and TA to issue an aggregate of $6.5 billion in bonds to finance a portion of a new $12.17 billion MTA capital plan for the 1995 through 1999 calendar years (the "1995-99 Capital Program"). In July 1997, the Capital Program Review Board approved the 1995-99 Capital Program. This plan supersedes the overlapping portion of the MTA's 1992-96 Capital Program. This is the fourth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets and bringing the MTA system into a state of good repair. The 1995-99 Capital Program assumes the issuance of an estimated $5.1 billion in bonds under this $6.5 billion aggregate bonding authority. The remainder of the plan is projected to be financed through assistance from the State, the federal government, and the City of New York, and from various other revenues generated from actions taken by the MTA.

     There can be no assurance that all the necessary governmental actions for future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 1995-99 Capital Program, or parts thereof, will not be delayed or reduced. If the 1995-99 Capital Program is delayed or reduced, ridership and fare revenues may decline, which could, among other things, impair the MTA's ability to meet its operating expenses without additional assistance.

     Localities. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the projections of the State's receipts and disbursements for the State's 1997-98 fiscal year.

     Fiscal difficulties experienced by the City of Yonkers resulted in the re-establishment of the Financial Control Board for the City of Yonkers by the State in 1984. That Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in increased State expenditures for extraordinary local assistance.

     Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the City of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding.

     Eighteen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities.

     Municipal Indebtedness. Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1995, the total indebtedness of all localities in the State other than the City was approximately $19.0 billion. A small portion (approximately $102.3 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to State enabling legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than the City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Eighteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1995.

     From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect certain localities and require increasing State assistance in the future.

     Litigation. Certain litigation pending against the State or its officers or employees could have a substantial or long-term adverse effect on State finances. Among the more significant of these cases are those that involve: (i) employee welfare benefit plans seeking a declaratory judgment nullifying on the ground of federal preemption provisions of Section 2807-c of the Public Health Law and implementing regulations which impose a bad debt and charity care allowance on all hospital bills and a 13 percent surcharge on inpatient bills paid by employee welfare benefit plans; (ii) several challenges to provisions of Chapter 81 of the Laws of 1995 which alter the nursing home Medicaid reimbursement methodology; (iii) the validity of agreements and treaties by which various Indian tribes transferred title to the State of certain land in central and upstate New York; (iv) challenges to the practice of using patients' Social Security benefits for the costs of care of patients of State Office of Mental Health facilities; (v) an action against State and City officials alleging that the present level of shelter allowance for public assistance recipients is inadequate under statutory standards to maintain proper housing; (vi) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (vii) alleged responsibility of State officials to assist in remedying racial segregation in the City of Yonkers; (viii) alleged responsibility of the State Department of Environmental Conservation for a plaintiff's inability to complete construction of a cogeneration facility in a timely fashion and the damages suffered thereby; (ix) challenges to the promulgation of the State's proposed procedure to determine the eligibility for and nature of home care services for Medicaid recipients; (x) a challenge to State implementation of a program which reduces Medicaid benefits to certain home-relief recipients; (xi) a challenge to the constitutionality of petroleum business tax assessments authorized by Tax Law SS 301; (xii) an action for reimbursement from the State for certain costs arising out of the provision of preschool services and programs for children with handicapping conditions, pursuant to Sections 4410 (10) and (11) of the Education Law; and (xiii) a challenge to the constitutionality of the Clean Water/ Clean Air Bond Act of 1996 and its implementing regulations.

     Adverse developments in the proceedings described above or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1997-98 State Financial Plan. In its Notes to its General Purpose Financial Statements for the fiscal year ended March 31, 1997, the State reports its estimated liability for awards and anticipated unfavorable judgments at $364 million. There can be no assurance that an adverse decision in any of the above cited proceedings would not exceed the amount of the 1997-98 State Financial Plan reserves for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1997-98 State Financial Plan.

                                 New York City

     The fiscal health of the State may also be particularly affected by the fiscal health of the City, which continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The State could also be affected by the ability of the City to market its securities successfully in the public credit markets. The City has achieved balanced operating results for each of its fiscal years since 1981 as reported in accordance with the then-applicable GAAP standards. The City's financial plans are usually prepared quarterly, and the annual financial report for its most recent completed fiscal year is prepared at the end of October of each year.

     In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among these actions, the State established the Municipal Assistance Corporation for the City of New York ("MAC") to provide financing assistance to the City. The State also enacted the New York State Financial Emergency Act for The City of New York (the "Financial Emergency Act") which, among other things, established the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs. The State also established the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities and a "Control Period" from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal-monitoring arrangements. Although the Control Board terminated the Control Period in 1986 when certain statutory conditions were met, thus suspending certain Control Board powers, the Control Board, MAC and OSDC continue to exercise various fiscal-monitoring functions over the City, and upon the occurrence or "substantial likelihood and imminence" of the occurrence of certain events, including, but not limited to a City operating budget deficit of more than $100 million, the Control Board is required by law to reimpose a Control Period.

     Currently, the City and its "Covered Organizations" (i.e., those which receive or may receive money from the City directly, indirectly or contingently) operate under a four-year financial plan (the "City Financial Plan"), which the City prepares annually and updates periodically and which includes the City's capital revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in the City Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

     Although the City has balanced its budget since 1981, estimates of the City's revenues and expenditures, which are based on numerous assumptions, are subject to various uncertainties. If, for example, expected federal or State aid is not forthcoming, if unforeseen developments in the economy significantly reduce revenues derived from economically sensitive taxes or necessitate increased expenditures for public assistance, if the City should negotiate wage increases for its employees greater than the amounts provided for in the City's financial plan or if other uncertainties materialize that reduce expected revenues or increase projected expenditures, then, to avoid operating deficits, the City may be required to implement additional actions, including increases in taxes and reductions in essential City services. The City might also seek additional assistance from the State. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

     The staffs of the Control Board, OSDC and the City Comptroller issue periodic reports on the City's financial plans which analyze the City's forecasts of revenues and expenditures, cash flow, and debt service requirements for, and financial plan compliance by, the City and its Covered Organizations. According to recent staff reports, while economic recovery in New York City has been slower than in other regions of the country, a surge in Wall Street profitability resulted in increased tax revenues and generated a substantial surplus for the City in City fiscal year 1996-97. Although several sectors of the City's economy have expanded recently, especially tourism and business and professional services, City tax revenues remain heavily dependent on the continued profitability of the securities industries and the course of the national economy. These reports have also indicated that recent City budgets have been balanced in part through the use of non-recurring resources; that the City Financial Plan tends to rely on actions outside its direct control; that the City has not yet brought its long-term expenditure growth in line with recurring revenue growth; and that the City is therefore likely to continue to face substantial gaps between forecast revenues and expenditures in future years that must be closed with reduced expenditures and/or increased revenues. In addition to these monitoring agencies, the Independent Budget Office ("IBO") has been established pursuant to the City Charter to provide analysis to elected officials and the public on relevant fiscal and budgetary issues affecting the City.

     The City Financial Plan currently projects revenues and expenditures for the 1998 fiscal year balanced in accordance with GAAP; however, there can be no assurance that revenues and expenditures will be balanced. The City Financial Plan includes increased tax revenue projections; reduced debt service costs; the assumed restoration of Federal funding for programs assisting certain legal aliens; additional expenditures for textbooks, computers, improved education programs and welfare reform, law enforcement, immigrant naturalization, initiatives proposed by the City Council and other initiatives; and a proposed discretionary transfer in the 1998 fiscal year of $300 million of debt service due in the 1999 fiscal year for budget stabilization purposes. In addition, the City Financial Plan reflects the discretionary transfer in the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 1999 fiscal years, and includes actions to eliminate a previously projected budget gap for the 1998 fiscal year. These gap closing actions include (i) additional agency actions totaling $621 million (ii) the proposed sale of various assets; (iii) additional State aid of $294 million, including a proposal that the State accelerate a $142 million revenue sharing payment to the City from March 1999; and (iv) entitlement savings of $128 million which would result from certain of the reductions in Medicaid spending proposed in the Governor's 1997-1998 Executive Budget and the State making available to the City $77 million of additional Federal block grant aid, as proposed in the Governor's 1997-1998 Executive Budget. The City Financial Plan also sets forth projections for the 1999 through 2001 fiscal years and projects gaps of $1.8 billion, $2.8 billion and $2.6 billion for the 1999 through 2001 fiscal years, respectively.

     The Financial Plan assumes approval by the State Legislature and the Governor of (i) a tax reduction program proposed by the City totaling $272 million, $435 million, $465 million and $481 million in the 1998 through 2001 fiscal years, respectively, which includes a proposed elimination of the 4% City sales tax on clothing items under $500 as of December 1, 1997, and (ii) a proposed State tax relief program, which would reduce the City property tax and personal income tax, and which the Financial Plan assumes will be offset by proposed increased State aid totaling $47 million, $254 million, $472 million and $722 million in the 1998 through 2001 fiscal years, respectively.

     The Financial Plan also assumes (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1999 and the extension of which is projected to provide revenue of $166 million and $494 million in the 2000 and 2001 fiscal years, respectively, and of the extension of the 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998 and the extension of which is projected to provide revenue of $188 million, $527 million and $554 million in the 1999 through 2001 fiscal years, respectively; and (ii) collection of the projected rent payments for the City's airports, totaling $385 million, $175 million, and $170 million in the 1999, 2000 and 2001 fiscal years, respectively, which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's rights under the existing leases through pending legal actions. The Financial Plan provides no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors which could have a material effect on the City.

     The City's financial plans have been the subject of extensive public comment and criticism. The City Comptroller has issued a report commenting on certain developments since the release of the Financial Plan. In his report the City Comptroller noted, among other things, that tax revenues for the first quarter of the 1998 fiscal year were above projections in the City Financial Plan. However, the report also noted that if the stock market decline which has occurred in recent days were to continued, tax revenue forecasts for subsequent fiscal years might have to be revised downward. The report concluded that the City faces, with respect to the

1998 fiscal year, a possible $112 million surplus or a possible net budget gap of up to $440 million, and, with respect to the 1999 and subsequent fiscal years, total net budget gaps between $1.9 billion and $2.8 billion, $2.6 billion and $4.0 billion, and $2.4 billion and $3.8 billion for the 1999 through 2001 fiscal years, which include the gaps set forth in the City Financial Plan.

     In connection with the Financial Plan, the City has outlined a gap-closing program for the 1999, 2000 and 2001 fiscal years to eliminate the remaining $1.8 billion, $2.8 billion and $2.6 billion projected gaps for such fiscal years. This program, which is not specified in detail, assumes for the 1999, 2000 and 2001 fiscal years, respectively, additional agency programs to reduce expenditures or increase revenues by $580 million, $853 million and $762 million; savings from restructuring City government and privatization and procurement initiatives of $285 million, $550 million and $550 million; additional revenue initiatives and asset sales of $180 million, $135 million and $60 million; additional State aid of $350 million, $500 million and $500 million; additional entitlement cost containment initiatives of $300 million, $675 million and $675 million; and the availability of $100 million, $100 million and $100 million of the General Reserve. There can be no assurance that these gap-closing measures can be implemented as planned.

     The City's projected budget gaps for the 2000 and 2001 fiscal years do not reflect the savings expected to result from the prior years' programs to close the gaps set forth in the City Financial Plan. Thus, for example, recurring savings anticipated from the actions which the City proposes to take to balance the fiscal year 1999 budget are not taken into account in projecting the budget gaps for the 2000 and 2001 fiscal years.

     The City's projected budget gaps for the 2000 and 2001 fiscal years do not reflect the savings expected to result from prior years' programs to close the gaps set forth in the City Financial Plan. Thus, for example, recurring savings anticipated from the actions which the City proposes to take to balance the fiscal year 1998 budget are not taken into account in projecting the budget gaps for the 2000 and 2001 fiscal years.

     Although the City has maintained balanced budgets in each of its last seventeen fiscal years, and is projected to achieve balanced operating results for the 1998 fiscal year, there can be no assurance that the gap- closing actions proposed in the City Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

     Assumptions. The City Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economy and a modest employment recovery and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The City Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 1998 through 2001 fiscal years; continuation of projected interest earnings assumptions for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State, in the context of the State's current financial condition, to provide the aid contemplated by the City Financial Plan and to take various other actions to assist the City; the ability of HHC, BOE and other such agencies to maintain balanced budgets; the willingness of the Federal government to provide the amount of Federal aid contemplated in the City Financial Plan; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement proposed reductions in City personnel and other cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; the City's ability to market its securities successfully in the public credit markets; and unanticipated expenditures that may be incurred as a result of the need to maintain the City's infrastructure. Certain of these assumptions have been questioned by the City Comptroller and other public officials.

     The projections and assumptions contained in the City Financial Plan are subject to revision which may involve substantial change, and no assurance can be given that these estimates and projections, which include actions which the City expects will be taken but which are not within the City's control, will be realized. The principal projections and assumptions described below are based on information available in June 1997.

     City Employees. Substantially all of the City's full-time employees are members of labor unions. The Financial Emergency Act requires that all collective bargaining agreements entered into by the City and the Covered Organizations be consistent with the City's current financial plan, except for certain awards arrived at through impasse procedures. During a Control Period, and subject to the foregoing exception, the Control Board would be required to disapprove collective bargaining agreements that are inconsistent with the City's current financial plan.

     Under applicable law, the City may not make unilateral changes in wages, hours or working conditions under any of the following circumstances: (i) during the period of negotiations between the City and a union representing municipal employees concerning a collective bargaining agreement; (ii) if an impasse panel is appointed, then during the period commencing on the date on which such panel is appointed and ending sixty days thereafter or thirty days after it submits its report, whichever is sooner, subject to extension under certain circumstances to permit completion of panel proceedings; or (iii) during the pendency of an appeal to the Board of Collective Bargaining. Although State law prohibits strikes by municipal employees, strikes and work stoppages by employees of the City and the Covered Organizations have occurred.

     The City Financial Plan projects that the authorized number of City-funded employees whose salaries are paid directly from City funds, as opposed to federal or State funds or water and sewer funds, will increase from an estimated level of 203,401 on June 30, 1997 to an estimated level of 203,465 by June 30, 2001, before implementation of the gap closing program outlined in the City Financial Plan.

     Contracts with all of the City's municipal unions expired in the 1995 and 1996 fiscal years. The City has reached settlements with unions representing approximately 86% of the City's workforce. The City Financial Plan reflects the costs of the settlements and assumes similar increases for all other City-funded employees.

     The terms of wage settlements could be determined through the impasse procedure in the New York City Collective Bargaining Law, which can impose a binding settlement.

     The projections for the 1998 through 2001 fiscal years reflect the costs of the settlements with the United Federation of Teachers ("UFT") and a coalition of unions headed by District Council 37 of the American Federation of State, County and Municipal Employees ("District Council 37"), which together represent approximately two-thirds of the City's workforce, and assume that the City will reach agreement with its remaining municipal unions under terms which are generally consistent with such settlements. The settlement provides for a wage freeze in the first two years, followed by a cumulative effective wage increase of 11% by the end of the five year period covered by the proposed agreements, ending in fiscal years 2000 and 2001. Additional benefit increases would raise the total cumulative effective increase to 13% above present costs. Costs associated with similar settlements for all City-funded employees would total $49 million, $459 million and $1.2 billion in the 1997, 1998 and 1999 fiscal years, respectively, and exceed $2 billion in each fiscal year after the 1999 fiscal year. Subsequently, the City reached settlements, through agreements or statutory impasse procedures, with bargaining units which, together with the UFT and District Council 37, represent approximately 86% of the City's workforce. There can be no assurance that the City will reach an agreement with the unions that have not yet reached a settlement with the City on the terms contained in the City Financial Plan.

     Reports on the City Financial Plan. From time to time, the Control Board staff, MAC, OSDC, the City Comptroller and others issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits. Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies. Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services. It is reasonable to expect that reports and statements will continue to be issued and to engender public comment.

     On September 18, 1997, the City Comptroller issued a report commenting on developments with respect to the 1998 fiscal year. The report noted that the City's adopted budget, which is reflected in the City Financial Plan, had assumed additional State resources of $612 million in the 1998 fiscal year, and that the approved State budget provided resources of only $216 million for gap-closing purposes. The report further noted that, while the City will receive $322 million more in education aid in the 1998 fiscal year than assumed in the City's adopted budget, it is unlikely that the funding will be entirely available for gap-closing purposes. In addition, the report noted that the City's financial statements currently contain approximately $643 million in uncollected State education aid receivables from prior years as a result of the failure of the State to appropriate funds to pay these claims, and that the staff of BOE has indicated that an additional $302 million in prior year claims is available for accrual. The report stated that the City Comptroller maintains the position that no further accrual of prior year aid will take place, including $75 million in aid assumed in the City's adopted budget for the 1998 fiscal year, unless the State makes significant progress to retire the outstanding prior year receivables. On October 28, 1997, the City Comptroller issued a subsequent report commenting on recent developments. With respect to the 1997 fiscal year, the report noted that the City ended the 1997 fiscal year with an operating surplus of $1.367 billion, before certain expenditures and discretionary transfers, of which $1.362 billion was used for expenditures due in the 1998 fiscal year. With respect to tax revenues for the 1998 fiscal year, the report noted that total tax revenues in the first quarter of the 1998 fiscal year were $244.3 million above projections in the City Financial Plan, excluding audit collections which were $31.2 million less than projected. The report stated that the increased tax revenues included $110.3 million of greater than projected general property tax receipts, which resulted, in part, from a prepayment discount program, and increased revenues from the personal income, banking corporation, general corporation and unincorporated business taxes. The report noted that Wall Street profits exceeded expectations in the first half of the 1997 calendar year. However, the report noted that the stock market in the last two weeks of October has declined as a result of currency turmoil in Southeast Asia. The report noted that, while tax revenues in the 1998 fiscal year should not be significantly affected by the recent stock market decline, since there is a lag between activity on Wall Street and City tax revenues, if the current stock market decline persists, tax revenue forecasts for subsequent years will have to be revised downward. The report noted that the City was not affected by the October 1987 stock market crash until the 1990 fiscal year, when revenues from the City's business and real estate taxes fell by 20% over the 1989 fiscal year. The report also noted that expenditures for short-term and long-term debt issued during the first half of the 1998 fiscal year are estimated to be between approximately $53.9 million and $58.8 million below levels anticipated in the City's adopted budget for the 1998 fiscal year, approximately $20 million below anticipated levels in the 1999 fiscal year and approximately $30 million below anticipated levels in each of fiscal years 2000 and 2001 due to less borrowing and lower interest rates than assumed.

     On July 16, 1997, the City Comptroller issued a report on the City Financial Plan. With respect to the 1998 fiscal year, the report identified a possible $112 million surplus or a possible total net budget gap of up to $440 million, depending primarily on whether the tax reduction program proposed in the City Financial Plan is implemented and the 14% personal income tax surcharge is extended beyond December 31, 1997. The risks identified in the report for the 1998 fiscal year include (i) $178 million related to BOE, resulting primarily from unidentified expenditure reductions and prior year State aid receivables; (ii) State aid totaling $115 million which is assumed in the City Financial Plan but not provided for in the Governor's Executive Budget; (iii)

State approval of the extension of the 14% personal income tax surcharge beyond December 31, 1997, which would generate $169 million in the 1998 fiscal year;
(iv) City proposals for State aid totaling $271 million, including the acceleration of $142 million of State revenue sharing payments from the 1999 fiscal year to the 1998 fiscal year, which are subject to approval by the Governor and/or the State Legislature; and (v) the assumed sale of the Coliseum for $200 million, which may be delayed. The report noted that these risks could be partially offset by between $597 million and $765 million in potentially available resources, including $200 million of higher projected tax revenues, $150 million of possible additional State education aid and the possibility that the proposed sales tax reduction will not be enacted, which would result in $157 million of additional tax revenues in the 1998 fiscal year. With respect to the 1998 fiscal year, the report stated that the City has budgeted $200 million in the General Reserve and included in the City Financial Plan a $300 million surplus to be used in the 1999 fiscal year, making the potential $440 million budget gap manageable. However, the report also expressed concern as to the sustainability of profits in the securities industry.

     With respect to the 1999 and subsequent fiscal years, the report identified total net budget gaps of between $1.9 billion and $2.8 billion, $2.6 billion and $4.0 billion, and $2.4 billion and $3.8 billion for the 1999 through 2001 fiscal years, respectively, which include the gaps set forth in the City Financial Plan. The potential risks and potential available resources identified in the report for the 1999 through 2001 fiscal years include most of the risks and resources identified for the 1998 fiscal year, except that the additional risks for the 1999 through 2001 fiscal years include (i) assumed payments from the Port Authority relating to the City's claim for back rentals and an increase in future rentals, part of which are the subject of arbitration, totaling $350 million, $140 million and $135 million in the 1999-2001 fiscal years, respectively; and (ii) State approval of the extension of the 12.5% personal income tax surcharge beyond December 31, 1998, which would generate $190 million, $527 million and $554 million in the 1999 through 2001 fiscal years, respectively.

     On July 15, 1997, the staff of the Control Board issued a report commenting on the City Financial Plan. The report stated that, while the City should end the 1998 fiscal year with its budget in balance, the City Financial Plan still contains large gaps beginning in the 1999 fiscal year, reflecting revenues which are not projected to grow during the Financial Plan Period and expenditures which are projected to grow at about the rate of inflation. The report identified net risks totaling $485 million, $930 million, $1.2 billion and $1.4 billion for 1998 through 2001 fiscal years, respectively, in addition to the gaps projected in the City Financial Plan for fiscal years 1999 through 2001. The principal risks identified in the report included (i) potential tax revenues shortfalls totaling $150 million, $300 million and $400 million for the 1999 through 2001 fiscal years, respectively, based on historical average trends; (ii) BOE's structural gap, uncertain State funding of BOE and implementation by BOE of various unspecified actions, totaling $163 million, $209 million, $218 million and $218 million in the 1998 through 2001 fiscal years, respectively; (iii) the proposed sale of certain assets in the 1998 fiscal year totaling $248 million, which could be delayed; (iv) assumed additional State actions totaling $271 million, $121 million, $125 million and $129 million in the 1998 through 2001 fiscal years, respectively; (v) revenues from the extension of the 12.5% personal income tax surcharge beyond December 31, 1998, totaling $188 million, $527 million and $554 million in the 1999 through 2001 fiscal years, respectively, which requires State legislation; and
(vi) the receipt of $350 million, $140 million and $135 million from the Port Authority in the 1999 through 2001 fiscal years, respectively, which is the subject of arbitration. Taking into account the risks identified in the report and the gaps projected in the City Financial Plan, the report projected a gap of $485 million for the 1998 fiscal year, which could be offset by available reserves, and gaps $2.7 billion, $4.1 billion and $4.0 billion for the 1999 through 2001 fiscal years, respectively. The report also noted that (i) if the securities industry or economy slows down to a greater extent than projected, the City could face sudden and unpredictable changes to its forecast; (ii) the City's entitlement reduction assumptions require a decline of historic proportions in the number of eligible welfare recipients; (iii) the City has not yet shown how the City's projected debt service, which would consume 20% of tax revenues by the 1999 fiscal year, can be accommodated on a recurring basis;
(iv) the City is deferring recommended capital maintenance; and (v) continuing growth in enrollment at BOE has helped create projected gaps of over $100 million annually at BOE. However, the report noted that if proposed tax reductions are not approved, additional revenue will be realized, ranging from $272 million in the 1998 fiscal year to $481 million in the 2001 fiscal year.

     On July 2, 1997, the staff of the OSDC issued a report on the City Financial Plan. The report projected a potential surplus for the 1998 fiscal year of $190 million, due primarily to the potential for greater than forecast tax revenues, and projected budget gaps for the 1999 through 2001 fiscal years which are slightly less than the gaps set forth in the City Financial Plan for such years. The report also identified risks of $518 million, $1.1 billion, $1.3 billion and $1.4 billion for the 1998 through 2001 fiscal years, respectively. The additional risks identified in the report relate to: (i) the receipt of Port Authority lease payments totaling $350 million, $140 million and $135 million in the 1999 through 2001 fiscal years, respectively; (ii) City proposals for State aid totaling $271 million, $121 million, $125 million and $129 million in the 1998 through 2001 fiscal years, respectively, including the acceleration of $142 million of State revenue sharing payments from the 1999 fiscal year to the 1998 fiscal year, which are subject to approval by the Governor and/or the State Legislature; (iii) the receipt of $200 million in the 1998 fiscal year in connection with the proposed sale of the New York Coliseum;
(iv) the receipt of $47 million in the 1998 fiscal year from the sale of certain other assets; (v) uncertain State education aid and expenditure reductions relating to BOE totaling $325 million in each of the 1999 through 2001 fiscal years; (vi) State approval of a three-year extension to the City's 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998 and which would generate revenues of $230 million, $525 million and $550 million in the 1999 through 2001 fiscal years, respectively; and (vii) the potential for additional funding needs for the City's labor reserve totaling $104 million, $225 million and $231 million in the 1999 through 2001 fiscal years, respectively, to pay for collective bargaining increases for the Covered Organizations, which the City Financial Plan assumes will be paid for by the Covered Organizations, rather than the City. The report also noted that the City Financial Plan assumes that the State will extend the 14% personal income tax that is scheduled to expire in December 1997, which would generate revenues of $200 million in the 1998 fiscal year and $500 million annually in subsequent fiscal years, and that the City Financial Plan makes no provision for wage increases after the expiration of current contracts in fiscal year 2000, which would add $430 million to the 2001 fiscal year budget gap if employees receive wage increases at the projected rate of inflation. The report noted that the City Financial Plan includes an annual General Reserve of $200 million and sets aside an additional $300 million in the 1998 fiscal year to reduce the budget gap for the 1999 fiscal year if such funds are not needed in the 1998 fiscal year. With respect to the gap-closing program for the 1999 through 2001 fiscal years, the report noted that the City has broadly outlined a program that relies heavily on unspecified agency actions, savings from reinvention and other unspecified initiatives and uncertain State aid and entitlement program reductions which depend on the cooperation of others.

     The report concluded that while 1997 was an unexpectedly good fiscal year for City revenues, the City projects that the rate of spending for the 1998 fiscal year will grow substantially faster than the rate of revenues, reflecting increasing costs for labor, debt service, Medicaid and education, and that the gaps for the subsequent fiscal years continue to present a daunting challenge. With respect to the economy, the report noted that the major risks to the City's economic and revenue forecasts continue to relate to the pace of both the national economy and activity on Wall Street, that the potential exists for a national recession over the next four years, and that Wall Street volatility can have a negative effect, as was apparent in 1994 when the Federal Reserve repeatedly raised interest rates and the profits of securities firms fell. Other concerns identified in the report include: (i) $76 million in retroactive claims for State education aid included in the City Financial Plan for the 1998 fiscal year which may not be realized; (ii) a potential risk of $698 million in State education aid owed to the City by the State for prior years, all or a portion of which the City could be forced to write-off if further delays occur in the State agreeing to fund these claims; and (iii) the potential adverse impact on HHC over the long-term of the planned expansion of managed care which emphasizes out-patient services with fixed monthly fees, uncertainty covering projected savings from a proposal that most Medicaid recipients be required to enroll in managed care, which is subject to approval by the Federal Government, and the possibility that the recent Federal budget agreement could substantially reduce aid to hospitals which serve a large number of medically indigent patients.

     On May 27, 1997, the IBO released a report analyzing the financial plan published on May 8, 1997 (the "May Financial Plan"). In its report, the IBO estimated gaps of $27 million, $91 million, $2.1 billion, $2.9 billion and $2.9 billion for the 1997 through 2001 fiscal years, respectively, which include the gaps set forth in the May Financial Plan for fiscal years 1999 through 2001. The gaps estimated in the IBO report reflect (i) uncertainty concerning the size and timing of projected airport rents of $270 million and $215 million in the 1998 and 1999 fiscal years, respectively, which are the subject of an ongoing dispute between the Port Authority and the City; and (ii) additional funding needs for the City's labor reserve totaling $104 million, $224 million and $231 million in the 1999 through 2001 fiscal years, respectively, to pay for collective bargaining increases for the Covered Organizations, which the May Financial Plan assumes will be paid for by the Covered Organizations, rather than the City. These reduced revenues and increased expenditures identified in the IBO report are substantially offset by tax revenue forecasts which exceed those in the May Financial Plan. However, the report noted that the May Financial Plan assumes continued strong revenue growth and that, in the event of an economic downturn, the City will be required to increase taxes in a slow economy or reduce spending when it is most needed. With respect to the tax reductions proposed in the May Financial Plan, the IBO stated that the principal question is whether the City will be able to afford the tax reductions. In addition, the report discussed various issues with implications for the City's 1998 budget. These issues include the reliance in the budget on a number of State legislative actions, including (i) $294 million from legislation the City has requested to increase State aid; (ii) $128 million in savings attributable to both a larger City share of Federal welfare grant funds and State reforms to Medicaid; and (iii) $115 million to restore expenditure reductions proposed in the Governor's Executive Budget. The report also noted that the City's claim for $900 million of State reimbursement of prior year education expenditures remains unresolved, that proposals affecting the MTA, including proposals to eliminate two-fare zones for bus and subway riders, will result in a significant reduction in revenues for the MTA, and that the implementation of changes in the City's computer system, resulting from the inability of the current computer system to recognize the year 2000, could cost the City up to $150 million to $200 million over the next three years. In a subsequent report released on June 16, 1997, the IBO noted that in the City Financial Plan the City had deferred to fiscal years 1999 through 2001 the assumed receipt of back airport rents, and that the tax revenue forecasts for the 1998 fiscal year in the City Financial Plan are closer than the forecasts in the May Financial Plan to the IBO's forecast of City tax revenues in its May report.

     On August 25, 1997, the IBO issued a report relating to recent developments regarding welfare reform. The report noted that Federal legislation adopted in August 1997, modified certain aspects of the 1996 Welfare Act, by reducing SSI eligibility restrictions for certain legal aliens residing in the country as of August 22, 1996, resulting in the continuation of Federal benefits, by providing funding to the states to move welfare recipients from public assistance and into jobs and by providing continued Medicaid Coverage for those children who lose SSI due to stricter eligibility criteria. In addition, the report noted that the State had enacted the Welfare Reform Act of 1997 which, among other things, requires the City to achieve work quotas and other work requirements and requires all able-bodied recipients to work after receiving assistance for two years. The report noted that this provision could require the City to spend substantial funds over the next several years for workfare and day care in addition to the funding reflected in the City Financial Plan. The report also noted that the State Welfare Reform Act of 1997 established a Food Assistance Program designed to replace Federal food stamp benefits for certain classes of legal aliens denied eligibility for such benefits by the 1996 Welfare Act. The report noted that if the City elects to participate in the Food Assistance Program, it will be responsible for 50% of the costs for the elderly and disabled. The IBO has stated that it will release an updated report to provide a detailed analysis of these developments and their likely impact on the City.

     On October 31, 1996, the IBO released a report assessing the costs that could be incurred by the City in response to the 1996 Welfare Act, which, among other things, replaces the AFDC entitlement program with TANF, imposes a five-year time limit on TANF assistance, requires 50% of states' TANF caseload to be employed by 2002, and restricts assistance to legal aliens. The report noted that if the requirement that all recipients work after two years of receiving benefits is enforced, these additional costs could be substantial starting in 1999, reflecting costs for worker training and supervision of new workers and increased child care costs. The report further noted that, if economic performance weakened, resulting in an increased number of public assistance cases, potential costs to the City could substantially increase. States are required to develop plans during 1997 to implement the new law. The report noted that decisions to be made by the State which will have a significant impact on the City budget include the allocation of block grant funds between the State and New York local governments such as the City and the division between the State and its local governments of welfare costs not funded by the Federal government.

     Finally, the report noted that the new welfare law's most significant fiscal impact is likely to occur in the years 2002 and beyond, reflecting the full impact of the lifetime limit on welfare participation which only begins to be felt in 2002 when the first recipients reach the five-year limit and are assumed to be covered by Home Relief. In addition, the report noted that, given the constitutional requirement to care for the needy, the 1996 Welfare Act might well prompt a migration of benefit-seekers into the City, thereby increasing City welfare expenditures in the long run. The report concluded that the impact of the 1996 Welfare Act on the City will ultimately depend on the decisions of State and City officials, the performance of the local economy and the behavior of thousands of individuals in response to the new system.

     Seasonal Financing. The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. Although the City's current financial plan projects $2.4 billion of seasonal financing for the 1998 fiscal year, the City expects to undertake only approximately $1.4 billion of seasonal financing. The City has issued $1.075 billion of short-term obligations on October 15, 1997 and expects to issue additional short-term obligations to finance the City's projected cash flow needs for the 1998 fiscal year. The City issued $2.4 billion of short-term obligations in fiscal year 1997. Seasonal financing requirements for the 1996 fiscal year increased to $2.4 billion from $2.2 billion and $1.75 billion in the 1995 and 1994 fiscal years, respectively. Seasonal financing requirements were $1.4 billion in the 1993 fiscal year. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

     Litigation. The City is a defendant in a significant number of lawsuits. Such litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, alleged torts, alleged breaches of contracts and other violations of law and condemnation proceedings. While the ultimate outcome and fiscal impact, if any, on the proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the City Financial Plan. The City is a party to numerous lawsuits and is the subject of numerous claims and investigations. The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 1997 amounted to approximately $3.5 billion. This estimate was made by categorizing the various claims and applying a statistical model, based primarily on actual settlements by type of claim during the preceding ten fiscal years, and by supplementing the estimated liability with information supplied by the City's Corporation Counsel.

     On October 9, 1995, Standard & Poor's issued a report which concluded that proposals to replace the graduated Federal income tax system with a "flat" tax could be detrimental to the creditworthiness of certain municipal bonds. The report noted that the elimination of Federal income tax deductions currently available, including residential mortgage interest, property taxes and state and local income taxes, could have a severe impact on funding methods under which municipalities operate. With respect to property taxes, the report noted that the total valuation of a municipality's tax base is affected by the affordability of real estate and that elimination of mortgage interest deduction would result in a significant reduction in affordability and, thus, in the demand for, and the valuation of, real estate. The report noted that rapid losses in property valuations would be felt by many municipalities, hurting their revenue raising abilities. In addition, the report noted that the loss of the current deduction for real property and state and local income taxes from Federal income tax liability would make rate increases more difficult and increase pressures to lower existing rates, and that the cost of borrowing for municipalities could increase if the tax-exempt status of municipal bond interest is worth less to investors. Finally, the report noted that tax anticipation notes issued in anticipation of property taxes could be hurt by the imposition of a flat tax, if uncertainty is introduced with regard to their repayment revenues, until property values fully reflect the loss of mortgage and property tax deductions.

     Ratings Agencies. On July 10, 1995, S&P revised downward its rating on City general obligation bonds from A-to BBB+ and removed City bonds from CreditWatch. S&P stated that "structural budgetary balance remains elusive because of persistent softness in the City's economy, highlighted by weak job growth and a growing dependence on the historically volatile financial services sector." Other factors identified by S&P's in lowering its rating on City bonds included a trend of using one-time measures, including debt refinancings, to close projected budget gaps, dependence on unratified labor savings to help balance the City Financial Plan, optimistic projections of additional federal and State aid or mandate relief, a history of cash flow difficulties caused by State budget delays and continued high debt levels. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P. On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On July 10, 1995, S&P revised its rating of City bonds downward to BBB+, as discussed above. On November 25, 1996, S&P issued a report which stated that, if the City reached its debt limit without the ability to issue bonds through other means, it would cause a deterioration in the City's infrastructure and significant cutbacks in the capital plan which would eventually impact the City's economy and revenues, and could have eventual negative credit implications.

     Moody's rating for City general obligation bonds is Baa1. On July 17, 1997, Moody's changed its outlook on City bonds to positive from stable. On March 1, 1996, Moody's stated that the rating for the City's Baa1 general obligation bonds remains under review for a possible downgrade pending the outcome of the adoption of the City's budget for the 1997 fiscal year and in light of the status of the debate on public assistance and Medicaid reform; the enactment of a State budget, upon which major assumptions regarding State aid are dependent, which may be extensively delayed; and the seasoning of the City's economy with regard to its strength and direction in the face of a potential national economic slowdown. Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1.

     Fitch Investors Service, Inc. ("Fitch") rates City general obligation bonds A- since July 15, 1993. On February 28, 1996, Fitch placed the City's general obligation bonds on FitchAlert with negative implications. On November 5, 1996, Fitch removed the City's general obligation bonds from FitchAlert although Fitch stated that the outlook remains negative. Since then Fitch has revised the outlook to stable. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely. Any such downward revision or withdrawal could have an adverse effect on the market prices of the City's general obligation bonds.

                                  APPENDIX D

                       SPECIAL INVESTMENT CONSIDERATIONS
                 RELATING TO CALIFORNIA MUNICIPAL OBLIGATIONS

                                   Overview

     The financial condition of the State of California ("California"), its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per share and the interest income of, the Vista California Tax Free Money Market Fund or the Vista California Intermediate Tax Free Income Fund, or result in the default of existing obligations, including obligations which may be held by the Vista California Tax Free Money Market Fund or the Vista California Intermediate Tax Free Income Fund. The following section provides only a brief summary of the complex factors affecting the financial condition of California, and is based on information obtained from California, as publicly available prior to the date of this Statement of Additional Information. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of California, and that there is no obligation on the part of California to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by California.

     During the early 1990's, California experienced significant financial difficulties, which reduced its credit standing, but the State's finances have improved since 1994. The ratings of certain related debt of other issuers for which California has an outstanding lease purchase, guarantee or other contractual obligation (such as for state-insured hospital bonds) are generally linked directly to California's rating. Should the financial condition of California deteriorate again, its credit ratings could be further reduced, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected.

     Economic Factors. California's economy is the largest among the 50 states and one of the largest in the world. The State's population of more than 32 million represents over 12% of the total United States population and grew by 26% in the 1980s, more than double the national rate. Population growth slowed to less than 1% annually in 1994 and 1995, but rose to 1.9% in 1996. During the early 1990's, net population growth in the State was due to births and foreign immigration.

     Total personal income in the State, at an estimated $810 billion in 1996, accounts for almost 13% of all personal income in the nation. Total employment is over 14 million, the majority of which is in the service, trade and manufacturing sectors.

     From mid-1990 to late 1993, the State suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), and financial services, among others, were all severely affected, particularly in Southern California. Job losses were the worst of any post-war recession. Employment levels stabilized by late 1993 and steady job growth has occurred since early 1994. Pre-recession job levels were reached in 1996. Unemployment, while remaining higher than the national average, has come down from its 10% recession peak to 6.5% in spring, 1997. Economic indicators show a steady and strong recovery underway in California since the start of 1994 particularly in export-related industries, services, electronics, entertainment and tourism. The residential housing sector grew much more slowly than in prior recoveries, but by late 1997 had reached prerecession levels of new housing starts. Recent developments in Asian economies may impact exports, but it is not yet clear whether how these developments will affect the State's economy overall. Any delay or reversal of the recovery may create new shortfalls in State revenues.

     Constitutional Limitations on Taxes, Other Charges and Appropriations

     Limitation on Property Taxes. Certain California Municipal Obligations may be obligations of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Article XIIIA limits to 1% of full cash value of the rate of ad valorem property taxes on real property and generally restricts the reassessment of property to 2% per year, except under new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

     Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits have been filed challenging the acquisition-based assessment system of Proposition 13, but it was upheld by the U.S. Supreme Court in 1992.

     Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any "special tax." Court decisions, however, allowed a non-voter approved levy of "general taxes" which were not dedicated to a specific use.

     Limitations on Other Taxes, Fees and Charges. On November 5, 1996, the voters of the State approved Proposition 218, called the "Right to Vote on Taxes Act." Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.

     Article XIIIC requires that all new or increased local taxes be submitted to the electorate before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote. Further, any general purpose tax which was imposed, extended or increased without voter approval after December 31, 1994 must be approved by a majority vote within two years.

     Article XIIID contains several new provisions making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. Article XIIID also contains several new provisions affecting "fees" and "charges", defined for purposes of Article XIIID to mean "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a [local government] upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as "property related" for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

     In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

     The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainly the outcome of such determinations. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced.

     Appropriations Limits. The State and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but "proceeds of taxes" exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

     Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations arising from certain emergencies declared by the Governor, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

     The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State's economy.

     "Excess" revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues since 1990 because of the recession, few governments are currently operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years. During fiscal year 1986-87, State receipts from proceeds of taxes exceeded its appropriations limit by $1.1 billion, which was returned to taxpayers. Since that year, appropriations subject to limitation have been under the State limit. State appropriations were $6.7 billion under the limit for fiscal year 1996-97.

     Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these Articles on California Municipal Obligations or on the ability of the State or local governments to pay debt service on such California Municipal Obligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

                    Obligations of the State of California

     Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. As of November 1, 1997, the State had outstanding approximately $18.2 billion of long-term general obligation bonds, plus $618 million of general obligation commercial paper which will be refunded by long-term bonds in the future, and $6.1 billion of lease-purchase debt supported by the State General Fund. The State also had about $8.7 billion of authorized and unissued long-term general obligation bonds and lease-purchase debt. In FY 1996-97, debt service on general obligation bonds and lease purchase debt was approximately 5.0% of General Fund revenues.

     Recent Financial Results. The principal sources of General Fund revenues in 1995-1996 were the California personal income tax (45% of total revenues), the sales tax (34%), bank and corporation taxes (13%), and the gross premium tax on insurance (2%). The State maintains a Special Fund for Economic Uncertainties (the "SFEU"), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance. Because of the recession and an accumulated budget deficit, no reserve was budgeted in the SFEU from 1992-93 to 1995-96.

     General. Throughout the 1980's, State spending increased rapidly as the State population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a two-thirds vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently about 35%).

     Starting in mid-1990, the State has faced adverse economic, fiscal, and budget conditions. The 1990-1994 economic recession seriously affected State tax revenues. It also caused increased expenditures for health and welfare programs. The State is also facing a structural imbalance in its budget with the largest programs supported by the General Fund (education, health, welfare and corrections) growing at rates significantly higher than the growth rates for the principal revenue sources of the General Fund. These structural concerns will be exacerbated in coming years by the expected need to substantially increase capital and operating funds for corrections as a result of a "Three Strikes" law enacted in 1994.

     Recent Budgets. As a result of the recession and these factors, among others, the State experienced substantial revenue shortfalls, and greater than anticipated social service costs, in the early 1990's. The State accumulated and sustained a budget deficit in the budget reserve, the SFEU, approaching $2.8 billion at its peak at June 30, 1993. The Legislature and Governor agreed on a number of different steps to respond to the adverse financial conditions and produce Budget Acts in the Years 1991-92 to 1994-95 (although not all of these actions were taken in each year):

     o significant cuts in health and welfare program expenditures;

     o transfers of program responsibilities and some funding sources from the State to local governments, coupled with some reduction in mandates on local government;

     o transfer of about $3.6 billion in annual local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing State funding for schools;

     o reduction in growth of support for higher education programs, coupled with increases in student fees;

     o revenue increases (particularly in the 1992-93 Fiscal Year budget), most of which were for a short duration;

     o increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to undocumented aliens (although these efforts have produced much less federal aid than the State Administration had requested); and

     o various one-time adjustment and accounting changes (some of which have been challenged in court).

     The combination of stringent budget actions cutting State expenditures, and the turnaround of the economy by late 1993, finally led to the restoration of positive financial results, with revenues equaling or exceeding expenditures starting in FY 1992-93. As a result, the accumulated budget deficit of about $2.8 billion was eliminated by June 30, 1997, when the State showed a positive balance of about $408 million, on a budgetary basis, in the SFEU.

     A consequence of the accumulated budget deficits in the early 1990's, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. The State's cash condition became so serious that from late spring 1992 until 1995, the State had to rely on issuance of short term notes which matured in a subsequent fiscal year to finance its ongoing deficit, and pay current obligations. For a two-month period in the summer of 1992, pending adoption of the annual Budget Act, the State was forced to issue registered warrants (IOUs) to some of its suppliers, employees and other creditors. The last of these deficit notes was repaid in April, 1996.

     The 1995-96 and 1996-97 Budget Acts reflected significantly improved financial conditions, as the State's economy recovered and tax revenues soared above projections. Over the two years, revenues averaged about $2 billion higher than initially estimated. Most of the additional revenues were allocated to school funding, as required by Proposition 98, and to make up shortfalls in federal aid for health and welfare costs and costs of illegal aliens. The budgets for both these years showed strong increases in funding for K-14 public education, including implementation of initiatives to reduce class sizes for lower elementary grades to not more than 20 pupils. Higher education funding also increased. Spending for health and welfare programs was kept in check, as previously-implemented cuts in benefit levels were retained.

     The final results for FY 1996-97 showed General Fund revenues of $49.2 billion and expenditures of $48.9 billion. The improved revenues allowed the repayment of the last of the recession-induced budget deficits; the SFEU had a balance of $408 million on a budgetary basis ($281 million on a cash basis) as of June 30, 1997, the first significant positive balance in the decade. In 1996-97, the State implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes which matured on June 30, 1997, and did not require any external borrowing over the end of the fiscal year.

     Fiscal Year 1997-98 Budget. With continued strong economic recovery and surging tax receipts, the State entered the 1997-98 Fiscal Year in the strongest financial position in the decade. However, in May 1997, the California Supreme Court ruled that the State had acted illegally in 1993 and 1994 by using a deferral of payments to the Public Employees Retirement Fund to help balance earlier budgets. In response to this court decision, the Governor ordered an immediate repayment to the Retirement Fund of about $1.235 billion, which was made in late July, 1997, and substantially "used up" the expected additional revenues for the fiscal year.

     On August 18, 1997, the Governor signed the 1997-98 Budget Act. The Budget Act assumes General Fund revenues and transfers of $52.5 billion, and contains expenditures of $52.8 billion. As a result, the budget reserve (SFEU) is reduced to an estimated $112 million at June 30, 1998. The Budget Act also contains $14.4 billion of Special Fund expenditures. Following enactment of the Budget Act, the State plans to carry out its normal annual cash flow borrowing, totaling $3.0 billion to mature June 30, 1998.

     The 1997-98 Budget Act provides another year of rapidly increasing funding for K-14 public education. Total General Fund support will reach $5,150 per pupil, more than 20% higher than the recession-period levels which were in effect as late as FY 1993-94. The $1.75 billion in new funding will be spent on class size reduction and other initiatives, as well as fully funding growth and cost of living increases. Support for higher education units in the State also increased by about 6 percent. Because of the pension payment, most other State programs were funded at levels consistent with prior years, and several initiatives had to be dropped. These included additional assistance to local governments, state employee raises, and funding of a bond bank.

     Part of the 1997-98 Budget Act was completion of State welfare reform legislation to implement the new federal law passed in 1996. The new State program, called "CalWORKs," to become effective January 1, 1998, will emphasize programs to bring aid recipients into the workforce. As required by federal law, new time limits will be placed on receipt of welfare aid. Grant levels for 1997-98 remain at the reduced, prior years' levels.

     Although, as noted, the 1997-98 Budget Act projects a budget reserve in the SFEU of $112 million on June 30, 1998, the General Fund fund balance on that date also reflects $1.25 billion of "loans" which the General Fund made to local schools in the recession years, representing cash outlays above the mandatory minimum funding level. Settlement of litigation over these transactions in July 1996 calls for repayment of these loans over the period ending in 2001-02, about equally split between outlays from the General Fund and from schools' entitlements. The 1997-98 Budget Act contained a $200 million appropriation from the General Fund toward this settlement.

     Department of Finance reports in December, 1997 indicated that General Fund revenues for the first five months of the fiscal year were about 2.2% below projections, with most of the shortfall attributable to a 20% shortfall in bank and corporation tax receipts. Receipts from personal income taxes (principally from withholding) and sales taxes, which together are the strongest indicators of the economy's condition, were essentially on target. A more detailed projection of FY 1997-98 and FY 1998-99 revenues and expenditures will be released by the Governor in early January as part of his 1998-99 Budget Proposal.

     Although the State's strong economy is producing record revenues to the State government, the State's budget continues to be under stress from mandated spending on education, a rising prison population, and social needs of a growing population with many immigrants. These factors which limit State spending growth also put pressure on local governments. There can be no assurances that, if economic conditions weaken, or other factors intercede, the State will not experience budget gaps in the future.

     Bond Rating. The ratings on California's long-term general obligation bonds were reduced in the early 1990's from "AAA" levels which had existed prior to the recession. In 1996, Fitch and Standard & Poor's raised their ratings of California's general obligation bonds, which as of November 1997 were assigned ratings of "A+" from Standard & Poor's, "A1" from Moody's and "AA-" from Fitch.

     There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

     Legal Proceedings. The State is involved in certain legal proceedings (described in the State's recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. Trial courts have recently entered tentative decisions or injunctions which would overturn several parts of the State's recent budget compromises. The matters covered by these lawsuits include reductions in welfare payments and the use of certain cigarette tax funds for health costs. All of these cases are subject to further proceedings and appeals, and if California eventually loses, the final remedies may not have to be implemented in one year.

                         Obligations of Other Issuers

     Other Issuers of California Municipal Obligations. There are a number of State agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

     State Assistance. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of the State's General Fund surplus to local agencies, the reallocation of certain State rev enues to local agencies and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State's General Fund was budgeted at approximately 75% of General Fund expenditures in recent years, including the effect of implementing reductions in certain aid programs. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.9 billion of property tax revenues to school districts, representing loss of the post-Proposition 13 "bailout" aid. Local governments have in return received greater revenues and greater flexibility to operate health and welfare programs. While the Governor initially proposed to grant new aid to local governments from the State's improved fiscal condition in 1997-98, the decision to repay the State pension fund eliminated these moneys.

     To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. At least one rural county (Butte) publicly announced that it might enter bankruptcy proceedings in August 1990, although such plans were put off after the Governor approved legislation to provide additional funds for the county. Other counties have also indicated that their budgetary condition is extremely grave. Los Angeles County, the largest in the State, was forced to make significant cuts in services and personnel, particularly in the health care system, in order to balance its budget in FY1996-96 and FY1996-97. Los Angeles County's debt was downgraded by Moody's and S&P in the summer of 1995. Orange County, which emerged from Federal Bankruptcy Court protection in June 1996, has significantly reduced county services and personnel, and faces strict financial conditions following large investment fund losses in 1994 which resulted in bankruptcy.

     Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were enacted in August, 1997 in order to comply with the federal welfare reform law. Generally, counties play a large role in the new system, and are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce. Counties are also given financial incentives if either at the county or statewide level, the "Welfare-to-Work" programs exceed minimum targets; counties are also subject to financial penalties for failure to meet such targets. Counties remain responsible to provide "general assistance" for able-bodied indigents who are ineligible for other welfare programs. The long-term financial impact of the new CalWORKs system on local governments is still unknown.

     Assessment Bonds. California Municipal Obligations which are assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

     California Long Term Lease Obligations. Based on a series of court decisions, certain long-term lease obligations, though typically payable from the general fund of the State or a municipality, are not considered "indebtedness" requiring voter approval. Such leases, however, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Litigation is brought from time to time which challenges the constitutionality of such lease arrangements.

                             Other Considerations

     The repayment of industrial development securities secured by real property may be affected by California laws limiting foreclosure rights of creditors. Securities backed by health care and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

     Limitations on ad valorem property taxes may particularly affect "tax allocation" bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g., because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.

     Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

     The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on California Municipal Obligations in which the Fund may invest, future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such California Municipal Obligations.

     Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event is expected to have any long-term negative economic impact. Any California Municipal Obligation in the Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

                                MUTUAL FUND TRUST

                            PART C. OTHER INFORMATION


ITEM 23.    Exhibits

Exhibit
Number
-------
1           Declaration of Trust. (1)
2           By-laws. (1)
3           None.
4(a)        Form of Investment Advisory Agreement.(6)
4(b)        Form of Investment Subadvisory Agreement between The Chase
            Manhattan Bank and Chase Asset Management, Inc.(6)
4(c)        Form of Investment Sub-Advisory Agreement between The
            Chase Manhattan Bank and Texas Commerce Bank, National
            Association. (7)
5           Distribution and Sub-Administration Agreement dated August 21,
            1995.(6)
6(a)        Retirement Plan for Eligible Trustees.(6)
6(b)        Deferred Compensation Plan for Eligible Trustees.(6)
7           Form of Custodian Agreement. (1)
8(a)        Form of Transfer Agency Agreement. (1)
8(b)        Form of Shareholder Servicing Agreement. (6)
8(c)        Form of Administration Agreement.(6)
9           Opinion of Reid & Priest re: Legality of Securities being
            Registered. (2)
10          Consent of Price Waterhouse LLP. (11)
11          Financial statements:

            In Part B: Financial Statements and the Reports thereon for the
                       Funds filed herein for the fiscal year ended August 31, 1996 are incorporated by reference into Part B as part of the 1996 Annual Reports to Shareholders for such Funds as filed with the Securities and Exchange Commission by the Registrant on Form N-30D on November 5, 1996, accession number 0000950123-96-006191 and on Form N-30D on November 5, 1996, accession number 0000950123-96-006192. Financial Statements and the Reports thereon for The 100% U.S. Treasury Securities Money Market Fund and The Cash Management Fund of The Hanover Funds, Inc. for the fiscal year ended November 30, 1995 are incorporated by reference into Part B as part of the 1995 Annual Reports to Shareholders for such funds as filed with the Securities and Exchange Commission by The Hanover Funds, Inc. on Form N-30D on February 2, 1996, accession number 0000950123-96-000335.
12          None.
13(a)       Forms of Rule 12b-1 Distribution Plans including Selected Dealer
            Agreements and Shareholder Service Agreements. (1) and (3)
13(b)       Form of Rule 12b-1 Distribution Plan (including forms of
            Selected Dealer Agreement and Shareholder Servicing Agreement).(6)
13(c)       Form of Rule 12b-1 Plan - Class C Shares (including forms of
            Shareholder Servicing Agreements). (12)

14.         Financial Data Schedule. (8)

15.         Form of Rule 18f-3 Multi-Class Plan. (12)



99(a) Power of Attorney for: Fergus Reid, III, H. Richard Vartabedian, William J. Armstrong, John R. H. Blum, Stuart W. Cragin, Jr.,
            Joseph J. Harkins, Irving L. Thode, W. Perry Neff, Roland R. Eppley, Jr., W. D. MacCallan. (9)
99(b)       Powers of Attorney for: Sarah E. Jones and Leonard M. Spalding,
            Jr. (12)
-------------------
(1) Filed as an Exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on February 14, 1994.
(2) Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on April 18, 1994.
(3) Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on August 29, 1994.
(4) Filed as an Exhibit to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on October 28, 1994.
(5) Filed as an Exhibit to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of the Registrant (File No. 33- 75250) as filed with the Securities and Exchange Commission on October 31, 1995.
(6) Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 28, 1995.
(7) Filed as an Exhibit to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on March 7, 1996.
(8) Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on April 22, 1996.
(9) Filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on September 6, 1996.
(10) Filed as an exhibit to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 27, 1996.
(11) To be filed by amendment.
(12) Filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on October 27, 1997.

ITEM 24. Persons Controlled by or Under Common Control with Registrant

         Not applicable

ITEM 25.  Indemnification


          Reference is hereby made to Article V of the Registrant's Declaration of Trust.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

          Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

          Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 26(a)  Business and Other Connections of Investment Adviser


          The Chase Manhattan Bank (the "Adviser") is a commercial bank providing a wide range of banking and investment services.

          To the knowledge of the Registrant, none of the Directors or executive officers of the Adviser, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the Adviser also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     the Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
Thomas G. Labreque       Chairman of the Board,        Chairman, Chief Executive Officer
                         Chief Executive Officer       and a Director of The Chase
                         and Director                  Manhattan Corporation and a
                                                       Director of AMAX, Inc.

Richard J. Boyle         Vice Chairman of the          Vice Chairman of the Board and a
                         Board and Director            Director of The Chase Manhattan
                                                       Corporation and Trustee of
                                                       Prudential Realty Trust

Robert R. Douglass       Vice Chairman of the          Vice Chairman of the Board and a
                         Board and Director            Director of The Chase Manhattan
                                                       Corporation and Trustee of HRE
                                                       Properties

Joan Ganz Cooney         Director                      Chairman of the Executive
                                                       Committee of the Board of
                                                       Trustees, formerly Chief Executive
                                                       Officer of Children's Television
                                                       Workshop and a Director of each
                                                       of Johnson & Johnson,
                                                       Metropolitan Life Insurance
                                                       Company and Xerox Corporation

Edward S. Finkelstein    Director                      Retired Chairman and Chief
                                                       Executive Officer and Director of
                                                       R.H. Macy & Co., Inc. and a
                                                       Director of Time Warner Inc.

                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     the Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------

H. Laurance Fuller       Director                      Chairman, President, Chief
                                                       Executive Officer and Director of
                                                       Amoco Corporation and Director of
                                                       Abbott Laboratories

Howard C. Kauffman       Director                      Retired President of Exxon
                                                       Corporation and a Director of each
                                                       of Pfizer Inc. and Ryder System,
                                                       Inc.

Henry B. Schacht         Director                      Chairman and Chief Executive
                                                       Officer of Cummins Engine
                                                       Company, Inc. and a Director of
                                                       each of American Telephone and
                                                       Telegraph Company and CBS Inc.

A. Alfred Taubman        Director                      Chairman and Director, formerly
                                                       also Chief Executive Officer, of
                                                       The Taubman Company, Inc.,
                                                       majority shareholder and Chairman
                                                       of Sotheby's Holdings, Inc., owner
                                                       of Woodward & Lothrop, Inc. and
                                                       its subsidiary, John Wanamaker,
                                                       and Chairman of A&W
                                                       Restaurants, Inc. and a Director of
                                                       R.H. Macy & Co., Inc.

                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     the Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
Kay R. Whitmore          Director                      Chairman of the Board,
                                                       President and Chief Executive
                                                       Officer and Director of Eastman
                                                       Kodak Company


Item 26(b)


Chase Asset Management ("CAM" is an Investment Advisor providing investment services to institutional clients.

         To the knowledge of the Registrant, none of the Directors or executive officers of the CAM, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the CAM also held or have held various positions with bank and non-bank affiliates of the Advisor, including its parent. The Chase Manhattan Corporation.


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     the Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
James Zeigon             Chairman and Director         Director of Chase
                                                       Asset Management
                                                       (London) Limited

Steven Prostano          Executive Vice President      Chief Operating Officer
                         and Chief Operating Officer   and Director of Chase
                                                       Asset Management
                                                       (London) Limited

Mark Richardson          President and Chief           Chief Investment Officer
                         Investment Officer            and Director of Chase
                                                       Asset Management
                                                       (London) Limited


Item 26(c)


Texas Commerce Bank National Association ("TCB") is an Investment Adviser and its business has been that of a national bank.

          To the knowledge of the Registrant, none of the Directors or executive officers of TCB, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors or executive officers of TCB also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation.


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
John L. Adams            Director, Vice Chairman       None

Elaine B. Agather        Chairman and CEO, TCB-        None
                         Fort Worth, Vice Chairman,
                         TCB-Metroplex


                                      C-6


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------

David W. Biegler         Director                      Chairman, President and CEO,
                                                       ENSERCH Corporation, 300 South
                                                       St. Paul St., Dallas, TX 75201

Robert W. Bishop         Executive Vice President      None

Alan R. Buckwalter, III  Director, Vice Chairman       None

H. Worth Burke           Executive Vice President      None

Charles W. Duncan        Director                      Investments, 600 Travis,
                                                       Houston, TX 77002-3007

Dan S. Hallmark          Chairman and CEO              None
                         TCB-Beaumont

Dennis R. Hendrix        Director                      Chairman, PanEnergy Corp.,
                                                       P.O. Box 1642, Houston, TX
                                                       77251-1642

Harold S. Hook           Director                      Chairman and CEO, American
                                                       General Corporation, P.O. Box
                                                       3247, Houston TX 77253

                                      C-7


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------

Robert C. Hunter         Director, Vice Chairman       None

Ed Jones                 President and CEO, TCB-       None
                         Midland

R. Bruce LaBoon          Director                      Managing Partner, Liddell, Sapp,
                                                       Zivley, Hill & LaBoon, L.L.P.,
                                                       3400 Texas Commerce Tower,
                                                       Houston, TX 77002-3004

Shelaghmichael           Executive Vice President      None
C. Lents

S. Todd Maclin           President, TCB-Dallas,        None
                         Executive Vice President

Beverly H. McCaskill     Executive Vice President      None

Joe C. McKinney          Chairman and CEO TCB-San      None
                         Antonio

                                      C-8



                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------

Scott J. McLean          Chairman and CEO TCB-El Paso  None

Randal B. McLelland      President and CEO, TCB-       None
                         Rio Grande Valley

David L. Mendez          Executive Vice President      None

W. Merriman Morton       Chairman and CEO TCB-Austin   None

Paul Poullard            Exective Vice President       None

Jeffrey B. Reitman       General Counsel               None

Edward N. Robinson       Executive Vice President      None

Ann V. Rogers            Executive Vice President      None

                                      C-9


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------

Marc J. Shapiro          Director, Chairman,           None
                         President and CEO

Larry L. Shryock         Executive Vice President      None

Kenneth L. Tilton        Executive Vice President      None
                         and Controller

Harriet S. Wasserstrum   Executive Vice President      None

Gary K. Wright           Executive Vice President      None



ITEM 27.  Principal Underwriters


          (a) Vista Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. is the underwriter for the Registrant.

          (b) The following are the Directors and officers of Vista Fund Distributors, Inc. The principal business address of each of these persons, with the exception of Mr. Spicer, is 101 Park Avenue, New York, New York 10178. The principal business address of Mr. Spicer is One Bush Street, San Francisco, California 94104.

                                    Position and Offices            Position and Offices
Name                                with Distributor                with the Registrant
----                                --------------------            --------------------
William B. Blundin            Director Chief Executive Officer             None

Richard E. Stierwalt          Director Chief Operating Officer             None

Timothy M. Spicer             Director Chairman of the Board               None

Joseph Kissel                 President                                    None

George Martinez               Chief Compliance Officer                     Secretary and
                              and Secretary                                Assistant Treasurer

                  (c)  Not applicable


ITEM 28.  Location of Accounts and Records


          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  Name                                 Address
                  ----                                 -------
Vista Fund Distributors, Inc.                          101 Park Avenue,
                                                       New York, NY 10022

DST Systems, Inc.                                      210 W. 10th Street,
                                                       Kansas City, MO 64105

The Chase Manhattan Bank                               270 Park Avenue,
                                                       New York, NY 10017

The Chase Manhattan Bank                               One Chase Square,
                                                       Rochester, NY 14363

Chase Asset Management, Inc.                           1211 Avenue of the
                                                       Americas,
                                                       New York, NY 10036

Texas Commerce Bank, National Association              600 Travis,
                                                       Houston, TX 77002


ITEM 29.  Management Services


          Not applicable



ITEM 30.  Undertakings

          Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 29th day of October, 1998.


                                     MUTUAL FUND TRUST

                                     By /s/ H. Richard Vartabedian
                                        --------------------------
                                        H. Richard Vartabedian
                                        President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             *                         Chairman              October 29, 1998
-------------------------------        and Trustee
     Fergus Reid, III

             *                          Trustee              October 29, 1998
-------------------------------
     William J. Armstrong

             *                          Trustee              October 29, 1998
-------------------------------
     John R.H. Blum

             *                          Trustee              October 29, 1998
-------------------------------
     Joseph J. Harkins

             *
-------------------------------         Trustee              October 29, 1998
     Richard E. Ten Haken

             *                          Trustee              October 29, 1998
-------------------------------
     Stuart W. Cragin, Jr.

             *                          Trustee              October 29, 1998
-------------------------------
     Irving L. Thode


 /s/ H. Richard Vartabedian             President            October 29, 1998
-------------------------------         and Trustee
     H. Richard Vartabedian

             *                          Trustee              October 29, 1998
-------------------------------
     W. Perry Neff

             *                          Trustee              October 29, 1998
-------------------------------
     Roland R. Eppley, Jr.

             *                          Trustee              October 29, 1998
-------------------------------
     W.D. MacCallan

             *                          Trustee              October 29, 1998
-------------------------------
     Sarah E. Jones


/s/ Martin Dean                         Treasurer and        October 29, 1998
-------------------------------         Principal
    Martin Dean                         Accounting
                                        Officer


/s/ H. Richard Vartabedian              Attorney in Fact     October 29, 1998
-------------------------------
    H. Richard Vartabedian